  GROUP VARIABLE ANNUITY CONTRACTS                  [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STATE OF CONNECTICUT

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2008

Statement of Additional Information Dated: May 1, 2008

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  13
PERFORMANCE RELATED INFORMATION                                          15
HARTFORD LIFE INSURANCE COMPANY                                          15
THE SEPARATE ACCOUNT                                                     16
THE FUNDS                                                                16
GENERAL ACCOUNT OPTION                                                   20
CONTRACT CHARGES                                                         20
 Contingent Deferred Sales Charge                                        20
 Annual Maintenance Fee                                                  21
 Is there ever a time when the Contingent Deferred Sales Charge          21
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    21
 Premium Taxes                                                           23
 Transfer Fee                                                            23
 Experience Rating under the Contracts                                   23
 Negotiated Charges and Fees                                             23
 Charges of the Funds                                                    23
 Plan Related Expenses                                                   23
THE CONTRACTS                                                            23
 The Contracts Offered                                                   23
 Assignments                                                             24
 Pricing and Crediting of Contributions                                  24
 What is a Surrender Charge Offset?                                      24
 May I make changes in the amounts of my Contribution?                   24
 Dollar Cost Averaging                                                   28
 May I request a loan from my Participant Account?                       28
 How do I know what my Participant Account is worth?                     29
 How are the underlying Fund shares valued?                              29
DEATH BENEFITS                                                           30
 Determination of the Beneficiary                                        30
 Death before the Annuity Commencement Date                              30
 Death on or after the Annuity Commencement Date                         30
SETTLEMENT PROVISIONS                                                    31
 Can payment of the Surrender value ever be postponed beyond the         31
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      31
 How do I elect an Annuity Commencement Date and Annuity payout          32
  option?
 What is the minimum amount that I may select for an Annuity             32
  payout?
 How are Contributions made to establish an Annuity Account?             32
 Can a Contract be suspended by a Contract Owner?                        32
 Annuity Payment Options                                                 32
 Systematic Withdrawal Option                                            33
 How are Variable Annuity payouts determined?                            34
FEDERAL TAX CONSIDERATIONS                                               35
 A. General                                                              35
 B. Taxation of Hartford and the Separate Account                        35
 C. Diversification of the Separate Account                              35
 D. Tax Ownership of the Assets in the Separate Account                  36
 E. Non-Natural Persons as Owners                                        36
 F. Annuity Purchases by Nonresident Aliens and Foreign                  37
  Corporations
 G. Generation Skipping Transfer Tax                                     37
MORE INFORMATION                                                         46
 Can a Contract be modified?                                             46
 Can Hartford waive any rights under a Contract?                         46
 How Contracts are sold?                                                 46
 Who is the custodian of the Separate Account's assets?                  48
 Are there any material legal proceedings affecting the Separate         48
  Account?
APPENDIX I -- ACCUMULATION UNIT VALUES                                   49
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                51

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

     BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTSUNDER A CONTRACT                                                                   CHARGE
--------------------------------------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                                                     1.25%
 $3,500,000.00 to $4,999,999.99                                                                          1.05%
 $5,000,000.00 to $24,999,999.99                                                                         0.85%
 $25,000,000.00 to $34,999,999.99                                                                        0.75%
 $35,000,000.00 to $49,999,999.99                                                                        0.65%
 $50,000,000.00 to $69,999,999.99                                                                        0.50%
 $70,000,000.00 to $84,999,999.99                                                                        0.35%
 $85,000,000.00 to $99,999,999.99                                                                        0.15%
 $100,000,000.00 and over                                                                                0.00%
AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                                                1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.28%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                               DISTRIBUTION                             ACQUIRED
                                                                  AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)           OTHER            FEES AND
FUNDING OPTION                                 FEE                FEES*              EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM Small Cap Growth Fund -- Class A         0.690%                0.250%             0.290%                N/A
 Massachusetts Investors Growth Stock         0.330%                0.350%             0.250%                N/A
  Fund --Class A
 MFS(R) Core Equity Fund -- Class A           0.590%                0.250%             0.310%                N/A
 MFS(R) Mid Cap Growth Fund -- Class A        0.750%                0.250%             0.270%                N/A
 MFS(R) Value Fund --Class A                  0.600%                0.350%             0.180%                N/A
 Mutual Shares Fund --Class A                 0.570%                0.340%             0.270%                N/A
 Templeton Foreign Fund - - Class A           0.590%                0.250%             0.320%                N/A
 Van Kampen Equity and Income Fund --         0.350%                0.250%             0.160%                N/A
  Class A
AIM SECTOR FUNDS
 AIM Financial Services Fund --               0.700%                0.250%             0.330%                N/A
  Investor Class
 AIM Leisure Fund --Investor Class            0.680%                0.250%             0.300%             0.010%
JANUS ADVISER SERIES
 Janus Adviser Worldwide Fund -- Class        0.610%                   N/A             0.190%                N/A
  I

                                              TOTAL            CONTRACTUAL          NET TOTAL
                                             ANNUAL            FEE WAIVER            ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
FUNDING OPTION                              EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM Small Cap Growth Fund -- Class A         1.230%                 N/A              1.230%  (1)
 Massachusetts Investors Growth Stock         0.930%                 N/A              0.930%
  Fund --Class A
 MFS(R) Core Equity Fund -- Class A           1.150%                 N/A              1.150%  (2)
 MFS(R) Mid Cap Growth Fund -- Class A        1.270%                 N/A              1.270%
 MFS(R) Value Fund --Class A                  1.130%              0.020%              1.110%  (3)
 Mutual Shares Fund --Class A                 1.180%                 N/A              1.180%
 Templeton Foreign Fund - - Class A           1.160%                 N/A              1.160%
 Van Kampen Equity and Income Fund --         0.760%                 N/A              0.760%
  Class A
AIM SECTOR FUNDS
 AIM Financial Services Fund --               1.280%                 N/A              1.280%  (4)
  Investor Class
 AIM Leisure Fund --Investor Class            1.240%                 N/A              1.240%  (4)
JANUS ADVISER SERIES
 Janus Adviser Worldwide Fund -- Class        0.800%              0.140%              0.660%  (5)
  I

                                                               DISTRIBUTION                             ACQUIRED
                                                                  AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)           OTHER            FEES AND
FUNDING OPTION                                 FEE                FEES*              EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class          0.600%                   N/A             0.030%                N/A
  IA
 Hartford Dividend and Growth HLS Fund        0.640%                   N/A             0.030%                N/A
  --Class IA
 Hartford Index HLS Fund -- Class IA          0.300%                   N/A             0.030%                N/A
 Hartford Small Company HLS Fund --           0.670%                   N/A             0.030%                N/A
  Class IA
 Hartford Stock HLS Fund -- Class IA          0.460%                   N/A             0.030%                N/A
 Hartford Total Return Bond HLS Fund          0.460%                   N/A             0.030%                N/A
  -- Class IA

                                              TOTAL            CONTRACTUAL          NET TOTAL
                                             ANNUAL            FEE WAIVER            ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
FUNDING OPTION                              EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class          0.630%                 N/A              0.630%
  IA
 Hartford Dividend and Growth HLS Fund        0.670%                 N/A              0.670%
  --Class IA
 Hartford Index HLS Fund -- Class IA          0.330%                 N/A              0.330%
 Hartford Small Company HLS Fund --           0.700%                 N/A              0.700%
  Class IA
 Hartford Stock HLS Fund -- Class IA          0.490%                 N/A              0.490%
 Hartford Total Return Bond HLS Fund          0.490%                 N/A              0.490%
  -- Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) MFS has agreed in writing to bear the fund's expenses such that Total Annual Fund Operating Expenses, determined without giving effect to the expense offset arrangement described above, do not exceed annually for Class A shares, 1.86%. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, and will continue until at least February 28, 2009.

(3) MFS has agreed in writing to reduce its management fee to 0.53% annually between $7.5 billion and $10 billion, 0.50% annually between $10 billion and $12.5 billion, and 0.45% annually in excess of $12.5 billion until at least December 1, 2012.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus. Janus has contractually agreed to waive certain Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to certain limits until at least December 1, 2009. The expense waivers shown reflect the application of such limits.

     Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.

     The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Worldwide Fund this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.

     Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $763
3 years                                                                   $1,182
5 years                                                                   $1,603
10 years                                                                  $3,156

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $259
3 years                                                                     $854
5 years                                                                   $1,473
10 years                                                                  $3,126

     (3) If you do not Surrender your Contract:

1 year                                                                      $289
3 years                                                                     $884
5 years                                                                   $1,503
10 years                                                                  $3,156

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $742
3 years                                                                   $1,122
5 years                                                                   $1,501
10 years                                                                  $2,955

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $239
3 years                                                                     $793
5 years                                                                   $1,371
10 years                                                                  $2,925

     (3) If you do not Surrender your Contract:

1 year                                                                      $269
3 years                                                                     $823
5 years                                                                   $1,401
10 years                                                                  $2,955

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $722
3 years                                                                   $1,062
5 years                                                                   $1,398
10 years                                                                  $2,750

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $218
3 years                                                                     $732
5 years                                                                   $1,268
10 years                                                                  $2,720

     (3) If you do not Surrender your Contract:

1 year                                                                      $248
3 years                                                                     $762
5 years                                                                   $1,298
10 years                                                                  $2,750

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $712
3 years                                                                   $1,031
5 years                                                                   $1,346
10 years                                                                  $2,646

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $208
3 years                                                                     $701
5 years                                                                   $1,216
10 years                                                                  $2,616

     (3) If you do not Surrender your Contract:

1 year                                                                      $238
3 years                                                                     $731
5 years                                                                   $1,246
10 years                                                                  $2,646

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $701
3 years                                                                   $1,000
5 years                                                                   $1,295
10 years                                                                  $2,541

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $198
3 years                                                                     $670
5 years                                                                   $1,165
10 years                                                                  $2,511

     (3) If you do not Surrender your Contract:

1 year                                                                      $228
3 years                                                                     $700
5 years                                                                   $1,195
10 years                                                                  $2,541

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $686
3 years                                                                     $953
5 years                                                                   $1,216
10 years                                                                  $2,382

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $182
3 years                                                                     $623
5 years                                                                   $1,086
10 years                                                                  $2,352

     (3) If you do not Surrender your Contract:

1 year                                                                      $212
3 years                                                                     $653
5 years                                                                   $1,116
10 years                                                                  $2,382

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $671
3 years                                                                     $907
5 years                                                                   $1,138
10 years                                                                  $2,220

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $167
3 years                                                                     $577
5 years                                                                   $1,008
10 years                                                                  $2,190

     (3) If you do not Surrender your Contract:

1 year                                                                      $197
3 years                                                                     $607
5 years                                                                   $1,038
10 years                                                                  $2,220

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $650
3 years                                                                     $844
5 years                                                                   $1,032
10 years                                                                  $2,000

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $147
3 years                                                                     $574
5 years                                                                     $902
10 years                                                                  $1,970

     (3) If you do not Surrender your Contract:

1 year                                                                      $177
3 years                                                                     $544
5 years                                                                     $932
10 years                                                                  $2,000

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $635
3 years                                                                     $797
5 years                                                                     $952
10 years                                                                  $1,833

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $131
3 years                                                                     $467
5 years                                                                     $822
10 years                                                                  $1,803

     (3) If you do not Surrender your Contract:

1 year                                                                      $161
3 years                                                                     $497
5 years                                                                     $852
10 years                                                                  $1,833

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS
 AIM Small Cap Growth Fund -- Class A              To provide long-term growth of capital  Invesco Aim Advisors, Inc.
                                                                                           Sub-adviser: Advisory entities
                                                                                           affiliated with Invesco Aim Advisors,
                                                                                           Inc.
 Massachusetts Investors Growth Stock Fund --      Long-term growth of capital and future  Massachusetts Financial Services
  Class A                                          income rather than current income       Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Core Equity Fund -- Class A (1)            Capital appreciation                    Massachusetts Financial Services
                                                                                           Company
 MFS(R) Mid Cap Growth Fund -- Class A             Long-term growth of capital             Massachusetts Financial Services
                                                                                           Company
 MFS(R) Value Fund -- Class A                      Capital appreciation and reasonable     Massachusetts Financial Services
                                                   income                                  Company
 Mutual Shares Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited
 Van Kampen Equity and Income Fund -- Class A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
AIM SECTOR FUNDS
 AIM Financial Services Fund -- Investor Class     Capital growth                          Invesco Aim Advisors, Inc.
                                                                                           Sub-adviser: Advisory entities
                                                                                           affiliated with Invesco Aim Advisors,
                                                                                           Inc.
 AIM Leisure Fund -- Investor Class                Capital growth                          Invesco Aim Advisors, Inc.
                                                                                           Sub-adviser: Advisory entities
                                                                                           affiliated with Invesco Aim Advisors,
                                                                                           Inc.
JANUS ADVISER SERIES
 Janus Adviser Worldwide Fund -- Class I           Long-term growth of capital consistent  Janus Capital Management LLC with preservation of capital
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA            Maximum long-term total return          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    High level of current income            HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate
 Hartford Small Company HLS Fund -- Class IA       Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP and Hartford Investment
                                                                                           Management Company
 Hartford Stock HLS Fund -- Class IA               Long-term growth of capital             HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

(1)  Formerly MFS(R) Capital Opportunities Fund -- Class A

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford makes payments to various industry and trade organizations. These payments are made in connection with Hartford's membership, sponsorship or participation in events of these organizations. Hartford makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER

THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials., including the fees paid to distributors.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund

       Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX- SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2 ). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x    number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

                                       34

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    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                    $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                         6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                   $856.87
 D.  Annuity Unit Value                                                                                          3.125
 E.  Number of monthly annuity units (C / D)                                                                   274.198
 F.  Assume annuity unit value for second month equal to                                                         2.897
 G.  Second monthly payment (F x E)                                                                            $794.35
 H.  Assume annuity unit value for third month equal to                                                          3.415
 I.  Third month payment (H x E)                                                                               $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

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

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

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

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

                INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Qualified Contract, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     A. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     B. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     C. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     D. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

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    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified
Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, after September 24, 2007 we are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     A. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

     In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     B. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

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

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in the Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL PAYMENT                                           WHAT IT'S USED FOR
TYPE
Access                 Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment  Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing              Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                       sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                       (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense      Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances             Funds.
Support                Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                Pay for the achievement of sales or assets under management targets.
Training               Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility             Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services
Volume                 Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc.,
H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial

Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    FINANCIAL STATEMENTS

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

HARTFORD LIFE INSURANCE COMPANY

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                              YEAR ENDING DECEMBER 31,
                                     2007             2006             2005
-----------------------------------------------------------------------------------
AIM FINANCIAL SERVICES FUND
Accumulation unit value at
 beginning of period                 $14.217          $12.305          $11.765
Accumulation unit value at end
 of period                           $10.887          $14.217          $12.305
Number of accumulation units
 outstanding at end of period
 (in thousands)                            6                6               24
AIM LEISURE FUND
Accumulation unit value at
 beginning of period                 $15.145          $12.272          $12.506
Accumulation unit value at end
 of period                           $14.911          $15.145          $12.272
Number of accumulation units
 outstanding at end of period
 (in thousands)                           12               16               43
AIM SMALL CAP GROWTH FUND
Accumulation unit value at
 beginning of period                 $10.412               --               --
Accumulation unit value at end
 of period                           $11.523               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            8               --               --
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at
 beginning of period                 $12.038          $10.362           $9.833
Accumulation unit value at end
 of period                           $13.027          $12.038          $10.362
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4                4                9
MASSACHUSETTS INVESTORS GROWTH
 STOCK FUND
Accumulation unit value at
 beginning of period                 $10.958          $10.262           $9.943
Accumulation unit value at end
 of period                           $12.140          $10.958          $10.262
Number of accumulation units
 outstanding at end of period
 (in thousands)                           17               15               18
MFS(R) CAPITAL OPPORTUNITIES
 FUND
Accumulation unit value at
 beginning of period                 $11.913          $10.479          $10.407
Accumulation unit value at end
 of period                           $12.901          $11.913          $10.479
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --                1               70
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at
 beginning of period                  $9.709           $9.564           $9.374
Accumulation unit value at end
 of period                           $10.561           $9.709           $9.564
Number of accumulation units
 outstanding at end of period
 (in thousands)                           26               27               43
MFS(R) VALUE FUND
Accumulation unit value at
 beginning of period                 $15.534          $12.957          $12.277
Accumulation unit value at end
 of period                           $16.608          $15.534          $12.957
Number of accumulation units
 outstanding at end of period
 (in thousands)                           19               23               89

                                            YEAR ENDING DECEMBER 31,
                                     2004             2003             2002
--------------------------------  --------------------------------------------
AIM FINANCIAL SERVICES FUND
Accumulation unit value at
 beginning of period                 $10.910           $8.480          $10.000
Accumulation unit value at end
 of period                           $11.765          $10.910           $8.480
Number of accumulation units
 outstanding at end of period
 (in thousands)                           20                6                5
AIM LEISURE FUND
Accumulation unit value at
 beginning of period                 $11.081           $8.559          $10.000
Accumulation unit value at end
 of period                           $12.506          $11.081           $8.559
Number of accumulation units
 outstanding at end of period
 (in thousands)                           34                7                4
AIM SMALL CAP GROWTH FUND
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at
 beginning of period                 $10.484           $7.829          $10.000
Accumulation unit value at end
 of period                            $9.833          $10.484           $7.829
Number of accumulation units
 outstanding at end of period
 (in thousands)                            9                7                3
MASSACHUSETTS INVESTORS GROWTH
 STOCK FUND
Accumulation unit value at
 beginning of period                  $9.129           $7.492          $10.000
Accumulation unit value at end
 of period                            $9.943           $9.129           $7.492
Number of accumulation units
 outstanding at end of period
 (in thousands)                           14                9                6
MFS(R) CAPITAL OPPORTUNITIES
 FUND
Accumulation unit value at
 beginning of period                  $9.308           $7.353          $10.000
Accumulation unit value at end
 of period                           $10.407           $9.308           $7.353
Number of accumulation units
 outstanding at end of period
 (in thousands)                           73               63               44
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at
 beginning of period                  $8.243           $6.013          $10.000
Accumulation unit value at end
 of period                            $9.374           $8.243           $6.013
Number of accumulation units
 outstanding at end of period
 (in thousands)                           33                4                3
MFS(R) VALUE FUND
Accumulation unit value at
 beginning of period                 $10.738           $8.667          $10.000
Accumulation unit value at end
 of period                           $12.277          $10.738           $8.667
Number of accumulation units
 outstanding at end of period
 (in thousands)                           71               30               21

                                              YEAR ENDING DECEMBER 31,
                                     2007             2006             2005
-----------------------------------------------------------------------------------
MUTUAL SHARES FUND
Accumulation unit value at
 beginning of period                 $16.067          $13.735          $12.595
Accumulation unit value at end
 of period                           $16.404          $16.067          $13.735
Number of accumulation units
 outstanding at end of period
 (in thousands)                           75               68               58
TEMPLETON FOREIGN FUND
Accumulation unit value at
 beginning of period                 $18.285          $15.346          $13.961
Accumulation unit value at end
 of period                           $21.299          $18.285          $15.346
Number of accumulation units
 outstanding at end of period
 (in thousands)                          100              123               53
VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at
 beginning of period                 $14.773          $13.214          $12.336
Accumulation unit value at end
 of period                           $15.156          $14.773          $13.214
Number of accumulation units
 outstanding at end of period
 (in thousands)                          103              129              173
HARTFORD ADVISERS HLS FUND
Accumulation unit value at
 beginning of period                 $12.379          $11.255          $10.564
Accumulation unit value at end
 of period                           $13.115          $12.379          $11.255
Number of accumulation units
 outstanding at end of period
 (in thousands)                           12               12              331
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
Accumulation unit value at
 beginning of period                 $15.058          $12.593          $11.962
Accumulation unit value at end
 of period                           $16.196          $15.058          $12.593
Number of accumulation units
 outstanding at end of period
 (in thousands)                           93               92              173
HARTFORD INDEX HLS FUND
Accumulation unit value at
 beginning of period                 $13.170          $11.482          $11.059
Accumulation unit value at end
 of period                           $13.766          $13.170          $11.482
Number of accumulation units
 outstanding at end of period
 (in thousands)                           33               34              296
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at
 beginning of period                 $17.329          $15.243          $12.679
Accumulation unit value at end
 of period                           $19.666          $17.329          $15.243
Number of accumulation units
 outstanding at end of period
 (in thousands)                           66               97               57
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period                 $12.520          $10.991          $10.092
Accumulation unit value at end
 of period                           $13.174          $12.520          $10.991
Number of accumulation units
 outstanding at end of period
 (in thousands)                            5                6              177
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                 $12.850          $12.341          $12.124
Accumulation unit value at end
 of period                           $13.363          $12.850          $12.341
Number of accumulation units
 outstanding at end of period
 (in thousands)                           79               63              160

                                            YEAR ENDING DECEMBER 31,
                                     2004             2003             2002
--------------------------------  --------------------------------------------
MUTUAL SHARES FUND
Accumulation unit value at
 beginning of period                 $11.192           $8.945          $10.000
Accumulation unit value at end
 of period                           $12.595          $11.192           $8.945
Number of accumulation units
 outstanding at end of period
 (in thousands)                            3               27               14
TEMPLETON FOREIGN FUND
Accumulation unit value at
 beginning of period                 $11.895           $9.173          $10.000
Accumulation unit value at end
 of period                           $13.961          $11.895           $9.173
Number of accumulation units
 outstanding at end of period
 (in thousands)                           38               18               14
VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at
 beginning of period                 $11.109           $9.153          $10.000
Accumulation unit value at end
 of period                           $12.336          $11.109           $9.153
Number of accumulation units
 outstanding at end of period
 (in thousands)                          122               52               36
HARTFORD ADVISERS HLS FUND
Accumulation unit value at
 beginning of period                 $10.249           $8.706          $10.000
Accumulation unit value at end
 of period                           $10.564          $10.249           $8.706
Number of accumulation units
 outstanding at end of period
 (in thousands)                          317              277              240
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
Accumulation unit value at
 beginning of period                 $10.709           $8.501          $10.000
Accumulation unit value at end
 of period                           $11.962          $10.709           $8.501
Number of accumulation units
 outstanding at end of period
 (in thousands)                          157              105               73
HARTFORD INDEX HLS FUND
Accumulation unit value at
 beginning of period                 $10.083           $7.920          $10.000
Accumulation unit value at end
 of period                           $11.059          $10.083           $7.920
Number of accumulation units
 outstanding at end of period
 (in thousands)                          274              223              182
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at
 beginning of period                 $11.376           $7.346          $10.000
Accumulation unit value at end
 of period                           $12.679          $11.376           $7.346
Number of accumulation units
 outstanding at end of period
 (in thousands)                           40                3                1
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period                  $9.751           $7.760          $10.000
Accumulation unit value at end
 of period                           $10.092           $9.751           $7.760
Number of accumulation units
 outstanding at end of period
 (in thousands)                          175              165              123
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                 $11.664          $10.886          $10.000
Accumulation unit value at end
 of period                           $12.124          $11.664          $10.886
Number of accumulation units
 outstanding at end of period
 (in thousands)                          141              104               77

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  3
FINANCIAL STATEMENTS

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post-December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3572-9) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583

Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $5,070,354; 2006:
$2,676,193; and 2005: $1,940,960.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY


We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Eleven as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007


                                   AMERICAN CENTURY                              AMERICAN CENTURY
                                        EQUITY            AMERICAN CENTURY           SMALL CAP
                                     INCOME FUND            ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              467,263                    --                  2,468
   Class INV                              402,986                    --                     --
   Other class                                 --                   569                     --
                                     ============             =========              =========
  Cost:
   Class ADV                           $3,762,621                    --                $23,938
   Class INV                            3,128,959                    --                     --
   Other class                                 --               $15,544                     --
                                     ============             =========              =========
  Market Value:
   Class ADV                           $3,644,655                    --                $18,633
   Class INV                            3,143,294                    --                     --
   Other class                                 --               $13,825                     --
 Due from Hartford Life
  Insurance Company                         8,316                    83                    128
 Receivable from fund shares
  sold                                         --                    --                     --
 Other assets                                  --                    --                     --
                                     ------------             ---------              ---------
 Total Assets                           6,796,265                13,908                 18,761
                                     ------------             ---------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    --                     --
 Payable for fund shares
  purchased                                 8,316                    83                    128
 Other liabilities                             --                    --                     --
                                     ------------             ---------              ---------
 Total Liabilities                          8,316                    83                    128
                                     ------------             ---------              ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,787,949               $13,825                $18,633
                                     ============             =========              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             407,032                 1,168                  1,344
  Unit Fair Values #                       $16.68                $11.84                 $13.87

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 AMERICAN CENTURY                              AMERICAN CENTURY       AMERICAN CENTURY
                                   LARGE COMPANY        AMERICAN CENTURY      INFLATION-ADJUSTED           EQUITY
                                    VALUE FUND           VISTA(SM) FUND            BOND FUND             GROWTH FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT (B)        SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS:
  NUMBER OF SHARES:
   CLASS ADV                               --                   3,023                   838                     --
   CLASS INV                               --                      --                    --                     --
   OTHER CLASS                             54                      --                    --                      3
                                      =======               =========               =======                =======
  COST:
   CLASS ADV                               --                 $56,128                $8,874                     --
   CLASS INV                               --                      --                    --                     --
   OTHER CLASS                           $424                      --                    --                    $72
                                      =======               =========               =======                =======
  MARKET VALUE:
   CLASS ADV                               --                 $63,568                $9,414                     --
   CLASS INV                               --                      --                    --                     --
   OTHER CLASS                           $385                      --                    --                    $69
 DUE FROM HARTFORD LIFE
  INSURANCE COMPANY                        --                     100                    --                     --
 RECEIVABLE FROM FUND SHARES
  SOLD                                      1                      --                     8                      1
 OTHER ASSETS                              --                      --                    --                     --
                                      -------               ---------               -------                -------
 TOTAL ASSETS                             386                  63,668                 9,422                     70
                                      -------               ---------               -------                -------
LIABILITIES:
 DUE TO HARTFORD LIFE
  INSURANCE COMPANY                         1                      --                     8                      1
 PAYABLE FOR FUND SHARES
  PURCHASED                                --                     100                    --                     --
 OTHER LIABILITIES                         --                      --                    --                     --
                                      -------               ---------               -------                -------
 TOTAL LIABILITIES                          1                     100                     8                      1
                                      -------               ---------               -------                -------
NET ASSETS:
 FOR VARIABLE ANNUITY
  CONTRACT LIABILITIES                   $385                 $63,568                $9,414                    $69
                                      =======               =========               =======                =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 GROUP SUB-ACCOUNTS:
  UNITS OWNED BY PARTICIPANTS              33                   3,550                   854                      6
  UNIT FAIR VALUES #                   $11.52                  $17.91                $11.03                 $11.83


                                     AIM BASIC             AIM EUROPEAN        AIM INTERNATIONAL
                                     VALUE FUND            GROWTH FUND            GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)        SUB-ACCOUNT (D)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 INVESTMENTS:
  NUMBER OF SHARES:
   CLASS ADV                                  --                    --                    --
   CLASS INV                                  --                    --                    --
   OTHER CLASS                            81,087                 4,194                 1,985
                                    ============            ==========             =========
  COST:
   CLASS ADV                                  --                    --                    --
   CLASS INV                                  --                    --                    --
   OTHER CLASS                        $2,399,896              $191,607               $68,699
                                    ============            ==========             =========
  MARKET VALUE:
   CLASS ADV                                  --                    --                    --
   CLASS INV                                  --                    --                    --
   OTHER CLASS                        $2,554,238              $178,809               $63,607
 DUE FROM HARTFORD LIFE
  INSURANCE COMPANY                          284                    --                    --
 RECEIVABLE FROM FUND SHARES
  SOLD                                        --                    22                    27
 OTHER ASSETS                                 --                    --                    --
                                    ------------            ----------             ---------
 TOTAL ASSETS                          2,554,522               178,831                63,634
                                    ------------            ----------             ---------
LIABILITIES:
 DUE TO HARTFORD LIFE
  INSURANCE COMPANY                           --                    22                    27
 PAYABLE FOR FUND SHARES
  PURCHASED                                  284                    --                    --
 OTHER LIABILITIES                            --                    --                    --
                                    ------------            ----------             ---------
 TOTAL LIABILITIES                           284                    22                    27
                                    ------------            ----------             ---------
NET ASSETS:
 FOR VARIABLE ANNUITY
  CONTRACT LIABILITIES                $2,554,238              $178,809               $63,607
                                    ============            ==========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 GROUP SUB-ACCOUNTS:
  UNITS OWNED BY PARTICIPANTS            184,664                15,913                 4,348
  UNIT FAIR VALUES #                      $13.83                $11.24                $14.63

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(c)  Funded as of November 28, 2007.

(d) Funded as of April 10, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     AIM MID CAP          AIM SMALL CAP             AIM REAL
                                  CORE EQUITY FUND         GROWTH FUND            ESTATE FUND
                                   SUB-ACCOUNT (E)         SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --                      --
   Class INV                                 --                 16,792                      --
   Other class                            3,004                     --                  42,366
                                      =========             ==========            ============
  Cost:
   Class ADV                                 --                     --                      --
   Class INV                                 --               $518,614                      --
   Other class                          $83,095                     --              $1,314,059
                                      =========             ==========            ============
  Market Value:
   Class ADV                                 --                     --                      --
   Class INV                                 --               $499,717                      --
   Other class                          $70,990                     --                $966,781
 Due from Hartford Life
  Insurance Company                          --                    980                   1,917
 Receivable from fund shares
  sold                                        7                     --                      --
 Other assets                                --                     --                      --
                                      ---------             ----------            ------------
 Total Assets                            70,997                500,697                 968,698
                                      ---------             ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           7                     --                      --
 Payable for fund shares
  purchased                                  --                    980                   1,917
 Other liabilities                           --                     --                      --
                                      ---------             ----------            ------------
 Total Liabilities                            7                    980                   1,917
                                      ---------             ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $70,990               $499,717                $966,781
                                      =========             ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             6,620                 43,405                  39,824
  Unit Fair Values #                     $10.72                 $11.51                  $24.28

(e)  Funded as of May 11, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  AIM SMALL CAP       DOMINI SOCIAL          BALANCED            GROWTH AND
                                   EQUITY FUND         EQUITY FUND         SHARES FUND           INCOME FUND
                                 SUB-ACCOUNT (C)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                  --                    --                  --
   Class INV                              --                  --                    --                  --
   Other class                             7                 107                10,201                  26
                                     =======             =======            ==========             =======
  Cost:
   Class ADV                              --                  --                    --                  --
   Class INV                              --                  --                    --                  --
   Other class                           $82              $3,662              $180,559                $119
                                     =======             =======            ==========             =======
  Market Value:
   Class ADV                              --                  --                    --                  --
   Class INV                              --                  --                    --                  --
   Other class                           $80              $3,431              $170,863                $110
 Due from Hartford Life
  Insurance Company                       --                  --                 1,695                  --
 Receivable from fund shares
  sold                                     1                   4                    --                   2
 Other assets                             --                  --                    --                  --
                                     -------             -------            ----------             -------
 Total Assets                             81               3,435               172,558                 112
                                     -------             -------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1                   4                    --                   2
 Payable for fund shares
  purchased                               --                  --                 1,695                  --
 Other liabilities                        --                  --                    --                  --
                                     -------             -------            ----------             -------
 Total Liabilities                         1                   4                 1,695                   2
                                     -------             -------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $80              $3,431              $170,863                $110
                                     =======             =======            ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              7                 302                12,398                   9
  Unit Fair Values #                  $11.61              $11.35                $13.78              $12.39

                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                  INTERNATIONAL          INTERNATIONAL              GLOBAL
                                   GROWTH FUND             VALUE FUND             VALUE FUND
                                 SUB-ACCOUNT (G)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                           7,842                  81,375                 6,983
                                    ==========            ============            ==========
  Cost:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $164,590              $1,891,269              $109,874
                                    ==========            ============            ==========
  Market Value:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $162,720              $1,804,088              $100,344
 Due from Hartford Life
  Insurance Company                         --                      --                    80
 Receivable from fund shares
  sold                                      76                       6                    --
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          162,796               1,804,094               100,424
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         76                       6                    --
 Payable for fund shares
  purchased                                 --                      --                    80
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                          76                       6                    80
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $162,720              $1,804,088              $100,344
                                    ==========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           12,194                 101,028                 7,402
  Unit Fair Values #                    $13.34                  $17.86                $13.56

(c)  Funded as of November 28, 2007.

(f)  Funded as of October 31, 2007.

(g)  Funded as of February 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                                       AMERICAN FUNDS         AMERICAN FUNDS
                                  AMERICAN FUNDS          AMERICAN            CAPITAL INCOME
                                    AMCAP FUND          BALANCED FUND          BUILDER FUND
                                  SUB-ACCOUNT (D)      SUB-ACCOUNT (E)       SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                      --
   Class INV                                --                   --                      --
   Other class                           1,269                2,298                  50,227
                                     =========            =========            ============
  Cost:
   Class ADV                                --                   --                      --
   Class INV                                --                   --                      --
   Other class                         $26,310              $46,025              $3,272,744
                                     =========            =========            ============
  Market Value:
   Class ADV                                --                   --                      --
   Class INV                                --                   --                      --
   Other class                         $25,323              $44,204              $3,142,180
 Due from Hartford Life
  Insurance Company                         --                   --                   9,634
 Receivable from fund shares
  sold                                      19                   38                      --
 Other assets                               --                   --                       2
                                     ---------            ---------            ------------
 Total Assets                           25,342               44,242               3,151,816
                                     ---------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         19                   38                      --
 Payable for fund shares
  purchased                                 --                   --                   9,634
 Other liabilities                          --                   --                      --
                                     ---------            ---------            ------------
 Total Liabilities                          19                   38                   9,634
                                     ---------            ---------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $25,323              $44,204              $3,142,182
                                     =========            =========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            2,201                3,848                 257,946
  Unit Fair Values #                    $11.51               $11.49                  $12.18

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                AMERICAN FUNDS         AMERICAN FUNDS                                  AMERICAN FUNDS
                                 EUROPACIFIC            FUNDAMENTAL            AMERICAN FUNDS             THE BOND
                                 GROWTH FUND           INVESTORS FUND       NEW PERSPECTIVE FUND      FUND OF AMERICA
                                 SUB-ACCOUNT          SUB-ACCOUNT (H)         SUB-ACCOUNT (D)         SUB-ACCOUNT (I)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                      --                      --
   Class INV                               --                    --                      --                      --
   Other class                         40,743                 8,503                   2,983                  29,747
                                 ============            ==========              ==========              ==========
  Cost:
   Class ADV                               --                    --                      --                      --
   Class INV                               --                    --                      --                      --
   Other class                     $2,051,156              $373,329                $106,345                $392,162
                                 ============            ==========              ==========              ==========
  Market Value:
   Class ADV                               --                    --                      --                      --
   Class INV                               --                    --                      --                      --
   Other class                     $2,039,597              $360,344                 $99,886                $388,500
 Due from Hartford Life
  Insurance Company                     1,468                    --                      --                      --
 Receivable from fund
  shares sold                              --                    48                      66                     530
 Other assets                              --                    --                      --                      --
                                 ------------            ----------              ----------              ----------
 Total Assets                       2,041,065               360,392                  99,952                 389,030
                                 ------------            ----------              ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                    48                      66                     530
 Payable for fund shares
  purchased                             1,469                    --                      --                      --
 Other liabilities                         --                    --                      --                      --
                                 ------------            ----------              ----------              ----------
 Total Liabilities                      1,469                    48                      66                     530
                                 ------------            ----------              ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,039,596              $360,344                 $99,886                $388,500
                                 ============            ==========              ==========              ==========
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                        96,371                28,701                   8,063                  36,679
  Unit Fair Values #                   $21.16                $12.55                  $12.39                  $10.59

                                AMERICAN FUNDS         AMERICAN FUNDS          AMERICAN FUNDS
                              THE GROWTH FUND OF         THE INCOME            THE INVESTMENT
                                 AMERICA FUND         FUND OF AMERICA        COMPANY OF AMERICA
                                 SUB-ACCOUNT          SUB-ACCOUNT (J)         SUB-ACCOUNT (D)
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                        205,504                47,890                   8,638
                                 ============            ==========              ==========
  Cost:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                     $7,090,642              $982,776                $306,332
                                 ============            ==========              ==========
  Market Value:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                     $6,888,493              $926,191                $284,028
 Due from Hartford Life
  Insurance Company                    30,349                 5,305                      --
 Receivable from fund
  shares sold                              --                    --                     151
 Other assets                              --                    --                      --
                                 ------------            ----------              ----------
 Total Assets                       6,918,842               931,496                 284,179
                                 ------------            ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                    --                     151
 Payable for fund shares
  purchased                            30,349                 5,305                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------              ----------
 Total Liabilities                     30,349                 5,305                     151
                                 ------------            ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $6,888,493              $926,191                $284,028
                                 ============            ==========              ==========
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                       426,800                87,349                  24,482
  Unit Fair Values #                   $16.14                $10.60                  $11.60

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

(i)  Funded as of February 27, 2007.

(j)  Funded as of February 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                   AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                      THE NEW              WASHINGTON            AMERICAN
                                    ECONOMY FUND        MUTUAL INVESTORS        MUTUAL FUND
                                  SUB-ACCOUNT (I)         SUB-ACCOUNT         SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                   --                   --
   Class INV                                 --                   --                   --
   Other class                           15,718                  907                  252
                                     ==========            =========              =======
  Cost:
   Class ADV                                 --                   --                   --
   Class INV                                 --                   --                   --
   Other class                         $458,278              $32,391               $7,598
                                     ==========            =========              =======
  Market Value:
   Class ADV                                 --                   --                   --
   Class INV                                 --                   --                   --
   Other class                         $422,503              $30,343               $7,094
 Due from Hartford Life
  Insurance Company                          --                   --                   --
 Receivable from fund shares
  sold                                      424                   75                    7
 Other assets                                --                   --                   --
                                     ----------            ---------              -------
 Total Assets                           422,927               30,418                7,101
                                     ----------            ---------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         424                   75                    7
 Payable for fund shares
  purchased                                  --                   --                   --
 Other liabilities                           --                   --                   --
                                     ----------            ---------              -------
 Total Liabilities                          424                   75                    7
                                     ----------            ---------              -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $422,503              $30,343               $7,094
                                     ==========            =========              =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            38,635                2,627                  623
  Unit Fair Values #                     $10.94               $11.55               $11.39

(d) Funded as of April 10, 2007.

(i)  Funded as of February 27, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   AMERICAN FUNDS
                                      CAPITAL             AMERICAN FUNDS            ARIEL
                                   WORLD GROWTH &            SMALLCAP           APPRECIATION
                                    INCOME FUND             WORLD FUND              FUND              ARIEL FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (H)         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                   --                   --
   Class INV                                  --                    --                  820                  331
   Other class                            98,936                 4,558                   --                   --
                                    ============            ==========            =========            =========
  Cost:
   Class ADV                                  --                    --                   --                   --
   Class INV                                  --                    --              $39,474              $17,535
   Other class                        $4,372,592              $200,773                   --                   --
                                    ============            ==========            =========            =========
  Market Value:
   Class ADV                                  --                    --                   --                   --
   Class INV                                  --                    --              $35,329              $15,360
   Other class                        $4,393,740              $183,327                   --                   --
 Due from Hartford Life
  Insurance Company                        3,456                    --                   55                   --
 Receivable from fund shares
  sold                                        --                    20                   --                    5
 Other assets                                 --                    --                   --                   --
                                    ------------            ----------            ---------            ---------
 Total Assets                          4,397,196               183,347               35,384               15,365
                                    ------------            ----------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    20                   --                    5
 Payable for fund shares
  purchased                                3,456                    --                   55                   --
 Other liabilities                            --                    --                   --                   --
                                    ------------            ----------            ---------            ---------
 Total Liabilities                         3,456                    20                   55                    5
                                    ------------            ----------            ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,393,740              $183,327              $35,329              $15,360
                                    ============            ==========            =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            249,290                13,578                3,025                1,378
  Unit Fair Values #                      $17.63                $13.50               $11.68               $11.15


                                     ARTISAN
                                     MID CAP                LIFEPATH                LIFEPATH
                                    VALUE FUND           2010 PORTFOLIO          2020 PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                            47,329                      --                      --
   Other class                              --                  78,335                 123,395
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                          $934,634                      --                      --
   Other class                              --              $1,059,008              $2,095,499
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                          $856,658                      --                      --
   Other class                              --              $1,017,716              $2,035,618
 Due from Hartford Life
  Insurance Company                      2,818                   1,006                   5,878
 Receivable from fund shares
  sold                                      --                      --                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          859,476               1,018,722               2,041,496
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                      --
 Payable for fund shares
  purchased                              2,818                   1,006                   5,878
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                       2,818                   1,006                   5,878
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $856,658              $1,017,716              $2,035,618
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           66,429                  95,722                 181,737
  Unit Fair Values #                    $12.90                  $10.63                  $11.20

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                       LIFEPATH                LIFEPATH                 LIFEPATH
                                    2030 PORTFOLIO          2040 PORTFOLIO        RETIREMENT PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --                      --
   Class INV                                   --                      --                      --
   Other class                            120,090                  72,154                   9,552
                                     ============            ============              ==========
  Cost:
   Class ADV                                   --                      --                      --
   Class INV                                   --                      --                      --
   Other class                         $2,021,345              $1,482,727                $108,254
                                     ============            ============              ==========
  Market Value:
   Class ADV                                   --                      --                      --
   Class INV                                   --                      --                      --
   Other class                         $1,919,088              $1,420,352                $105,798
 Due from Hartford Life
  Insurance Company                         5,798                   2,258                     445
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                  --                      --                      --
                                     ------------            ------------              ----------
 Total Assets                           1,924,886               1,422,610                 106,243
                                     ------------            ------------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                      --
 Payable for fund shares
  purchased                                 5,798                   2,258                     445
 Other liabilities                             --                      --                      --
                                     ------------            ------------              ----------
 Total Liabilities                          5,798                   2,258                     445
                                     ------------            ------------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,919,088              $1,420,352                $105,798
                                     ============            ============              ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             171,721                 129,724                   9,401
  Unit Fair Values #                       $11.18                  $10.95                  $11.25

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         BLACKROCK          CALVERT SOCIAL
                                   BARON SMALL          GOVERNMENT         INVESTMENT FUND        CALVERT LARGE
                                    CAP FUND            INCOME FUND        EQUITY PORTFOLIO      CAP GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (E)        SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                   --                    --                   --
   Class INV                               --                   --                    --                   --
   Other class                          2,062                  998                 7,046                3,567
                                    =========            =========            ==========            =========
  Cost:
   Class ADV                               --                   --                    --                   --
   Class INV                               --                   --                    --                   --
   Other class                        $49,536              $10,409              $262,864             $112,748
                                    =========            =========            ==========            =========
  Market Value:
   Class ADV                               --                   --                    --                   --
   Class INV                               --                   --                    --                   --
   Other class                        $49,133              $10,652              $272,062             $126,615
 Due from Hartford Life
  Insurance Company                       191                  216                   332                   95
 Receivable from fund shares
  sold                                     --                   --                    --                   --
 Other assets                              --                   --                    --                   --
                                    ---------            ---------            ----------            ---------
 Total Assets                          49,324               10,868               272,394              126,710
                                    ---------            ---------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --                    --                   --
 Payable for fund shares
  purchased                               191                  216                   332                   95
 Other liabilities                         --                   --                    --                   --
                                    ---------            ---------            ----------            ---------
 Total Liabilities                        191                  216                   332                   95
                                    ---------            ---------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,133              $10,652              $272,062             $126,615
                                    =========            =========            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           3,510                1,004                20,822               10,146
  Unit Fair Values #                   $14.00               $10.61                $13.07               $12.48

                                 CALVERT SOCIAL        COLUMBIA MARSICO
                                   INVESTMENT            INTERNATIONAL         COLUMBIA MARSICO
                                    BOND FUND         OPPORTUNITIES FUND          GROWTH FUND
                                 SUB-ACCOUNT (K)        SUB-ACCOUNT (D)         SUB-ACCOUNT (L)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --                      --
   Class INV                               --                     --                      --
   Other class                          3,039                  1,113                   3,326
                                    =========              =========               =========
  Cost:
   Class ADV                               --                     --                      --
   Class INV                               --                     --                      --
   Other class                        $48,352                $17,547                 $75,512
                                    =========              =========               =========
  Market Value:
   Class ADV                               --                     --                      --
   Class INV                               --                     --                      --
   Other class                        $48,228                $17,879                 $76,166
 Due from Hartford Life
  Insurance Company                        --                     --                      --
 Receivable from fund shares
  sold                                     58                     16                      14
 Other assets                              --                     --                      --
                                    ---------              ---------               ---------
 Total Assets                          48,286                 17,895                  76,180
                                    ---------              ---------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        58                     16                      14
 Payable for fund shares
  purchased                                --                     --                      --
 Other liabilities                         --                     --                      --
                                    ---------              ---------               ---------
 Total Liabilities                         58                     16                      14
                                    ---------              ---------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $48,228                $17,879                 $76,166
                                    =========              =========               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           4,514                  1,187                   5,963
  Unit Fair Values #                   $10.68                 $15.07                  $12.77

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

(k) Funded as of February 1, 2007.

(l)  Funded as of July 2, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                                                                   DAVIS
                                    CRM MID CAP              DAVIS                NEW YORK
                                     VALUE FUND         FINANCIAL FUND          VENTURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                  --                       --
   Class INV                              6,732                  --                       --
   Other class                               --                   6                   50,340
                                     ==========             =======             ============
  Cost:
   Class ADV                                 --                  --                       --
   Class INV                           $195,010                  --                       --
   Other class                               --                $292               $1,968,513
                                     ==========             =======             ============
  Market Value:
   Class ADV                                 --                  --                       --
   Class INV                           $196,245                  --                       --
   Other class                               --                $243               $2,014,110
 Due from Hartford Life
  Insurance Company                          80                  --                      544
 Receivable from fund shares
  sold                                       --                  --                       --
 Other assets                                --                  --                       --
                                     ----------             -------             ------------
 Total Assets                           196,325                 243                2,014,654
                                     ----------             -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                  --                       --
 Payable for fund shares
  purchased                                  80                  --                      544
 Other liabilities                           --                  --                       --
                                     ----------             -------             ------------
 Total Liabilities                           80                  --                      544
                                     ----------             -------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $196,245                $243               $2,014,110
                                     ==========             =======             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            14,897                  22                  126,969
  Unit Fair Values #                     $13.17              $11.21                   $15.86

(a)  Funded as of March 21, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        DREYFUS LIFETIME
                                       DAVIS               GROWTH AND          DREYFUS LIFETIME       DREYFUS LIFETIME
                                 OPPORTUNITY FUND       INCOME PORTFOLIO       GROWTH PORTFOLIO       INCOME PORTFOLIO
                                  SUB-ACCOUNT (M)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                     --                     --
   Class INV                                --                  27,165                 14,893                 14,863
   Other class                           3,053                      --                     --                     --
                                     =========             ===========            ===========            ===========
  Cost:
   Class ADV                                --                      --                     --                     --
   Class INV                                --                $449,804               $241,319               $187,020
   Other class                         $88,571                      --                     --                     --
                                     =========             ===========            ===========            ===========
  Market Value:
   Class ADV                                --                      --                     --                     --
   Class INV                                --                $443,604               $246,038               $187,569
   Other class                         $76,910                      --                     --                     --
 Due from Hartford Life
  Insurance Company                         --                   3,954                    134                     --
 Receivable from fund shares
  sold                                      18                      --                     --                     10
 Other assets                               --                      --                     --                     --
                                     ---------             -----------            -----------            -----------
 Total Assets                           76,928                 447,558                246,172                187,579
                                     ---------             -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18                      --                     --                     10
 Payable for fund shares
  purchased                                 --                   3,954                    134                     --
 Other liabilities                          --                      --                     --                     --
                                     ---------             -----------            -----------            -----------
 Total Liabilities                          18                   3,954                    134                     10
                                     ---------             -----------            -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $76,910                $443,604               $246,038               $187,569
                                     =========             ===========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            7,085                  33,888                 19,698                 15,433
  Unit Fair Values #                    $10.86                  $13.09                 $12.49                 $12.15


                                   DREYFUS PREMIER        DREYFUS MIDCAP       DREYFUS SMALLCAP
                                   CORE BOND FUND           INDEX FUND         STOCK INDEX FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                   --                    --
   Class INV                                   --                   --                    --
   Other class                             79,605                1,775                   756
                                    =============            =========             =========
  Cost:
   Class ADV                                   --                   --                    --
   Class INV                                   --                   --                    --
   Other class                         $1,143,340              $53,360               $18,206
                                    =============            =========             =========
  Market Value:
   Class ADV                                   --                   --                    --
   Class INV                                   --                   --                    --
   Other class                         $1,119,243              $50,311               $16,096
 Due from Hartford Life
  Insurance Company                            --                   --                    --
 Receivable from fund shares
  sold                                        100                   62                    24
 Other assets                                  12                   --                    --
                                    -------------            ---------             ---------
 Total Assets                           1,119,355               50,373                16,120
                                    -------------            ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           100                   62                    24
 Payable for fund shares
  purchased                                    --                   --                    --
 Other liabilities                             --                   --                    --
                                    -------------            ---------             ---------
 Total Liabilities                            100                   62                    24
                                    -------------            ---------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,119,255              $50,311               $16,096
                                    =============            =========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              87,207                2,867                   964
  Unit Fair Values #                       $12.83               $17.55                $16.68

(m) Funded as of July 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                  DREYFUS PREMIER        EATON VANCE           EATON VANCE
                                     SMALL CAP            LARGE-CAP             DIVIDEND
                                    VALUE FUND            VALUE FUND          BUILDER FUND
                                 SUB-ACCOUNT (VV)        SUB-ACCOUNT         SUB-ACCOUNT (N)
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --                   --
   Class INV                               --                     --                   --
   Other class                             --                 12,761                3,334
                                      =======             ==========            =========
  Cost:
   Class ADV                               --                     --                   --
   Class INV                               --                     --                   --
   Other class                           $ --               $281,843              $50,527
                                      =======             ==========            =========
  Market Value:
   Class ADV                             $ --                     --                   --
   Class INV                               --                     --                   --
   Other class                             --               $287,379              $49,282
 Due from Hartford Life
  Insurance Company                        --                     --                   --
 Receivable from fund shares
  sold                                     --                     26                   19
 Other assets                              --                     --                   --
                                      -------             ----------            ---------
 Total Assets                              --                287,405               49,301
                                      -------             ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                     26                   19
 Payable for fund shares
  purchased                                --                     --                   --
 Other liabilities                         --                     --                   --
                                      -------             ----------            ---------
 Total Liabilities                         --                     26                   19
                                      -------             ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $ --               $287,379              $49,282
                                      =======             ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                 27,643                3,836
  Unit Fair Values #                   $11.27                 $10.40               $12.85

(n) Funded as of January 12, 2007.

(vv) Sub-Account not funded at December 31, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               ALGER CAPITAL
                                    EATON VANCE           EATON VANCE           APPRECIATION          ALGER MIDCAP
                                 WORLDWIDE HEALTH            INCOME            INSTITUTIONAL             GROWTH
                                   SCIENCES FUND         FUND OF BOSTON          PORTFOLIO         INSTITUTIONAL FUND
                                  SUB-ACCOUNT (N)       SUB-ACCOUNT (A)       SUB-ACCOUNT (K)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                    --                    --
   Class INV                               --                      --                    --                    --
   Other class                            130                  48,166                11,011                13,684
                                      =======              ==========            ==========            ==========
  Cost:
   Class ADV                               --                      --                    --                    --
   Class INV                               --                      --                    --                    --
   Other class                         $1,521                $300,167              $215,539              $287,045
                                      =======              ==========            ==========            ==========
  Market Value:
   Class ADV                               --                      --                    --                    --
   Class INV                               --                      --                    --                    --
   Other class                         $1,336                $298,147              $240,579              $261,371
 Due from Hartford Life
  Insurance Company                        --                   1,340                 1,594                    --
 Receivable from fund shares
  sold                                     --                      --                    --                    26
 Other assets                              --                       1                    --                    --
                                      -------              ----------            ----------            ----------
 Total Assets                           1,336                 299,488               242,173               261,397
                                      -------              ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --                    --                    26
 Payable for fund shares
  purchased                                --                   1,340                 1,594                    --
 Other liabilities                         --                      --                    --                    --
                                      -------              ----------            ----------            ----------
 Total Liabilities                         --                   1,340                 1,594                    26
                                      -------              ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,336                $298,148              $240,579              $261,371
                                      =======              ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             115                  29,550                19,280                21,958
  Unit Fair Values #                   $11.61                  $10.09                $12.48                $11.90

                                                                               FEDERATED
                                    FIDELITY              FIDELITY           FUND FOR U.S.
                                 ADVISOR EQUITY        ADVISOR VALUE          GOVERNMENT
                                   GROWTH FUND        STRATEGIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT (O)
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                  --
   Class INV                               --                    --                  --
   Other class                            194                27,393                 751
                                    =========            ==========             =======
  Cost:
   Class ADV                               --                    --                  --
   Class INV                               --                    --                  --
   Other class                        $12,756              $802,742              $5,779
                                    =========            ==========             =======
  Market Value:
   Class ADV                               --                    --                  --
   Class INV                               --                    --                  --
   Other class                        $12,516              $734,416              $5,788
 Due from Hartford Life
  Insurance Company                        --                   102                  55
 Receivable from fund shares
  sold                                     18                    --                  --
 Other assets                              --                    --                  --
                                    ---------            ----------             -------
 Total Assets                          12,534               734,518               5,843
                                    ---------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        18                    --                  --
 Payable for fund shares
  purchased                                --                   102                  55
 Other liabilities                         --                    --                  --
                                    ---------            ----------             -------
 Total Liabilities                         18                   102                  55
                                    ---------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $12,516              $734,416              $5,788
                                    =========            ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             910                42,621                 531
  Unit Fair Values #                   $13.76                $17.23              $10.89

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(o) Funded as of October 25, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     FEDERATED                                  FEDERATED
                                  MID CAP GROWTH          FEDERATED             SHORT-TERM
                                  STRATEGIES FUND        KAUFMAN FUND          INCOME FUND
                                  SUB-ACCOUNT (P)      SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                              5                 46,731                15,785
                                      =======             ==========            ==========
  Cost:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                           $215               $298,552              $135,135
                                      =======             ==========            ==========
  Market Value:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                           $210               $291,132              $131,962
 Due from Hartford Life
  Insurance Company                        --                  2,203                     1
 Receivable from fund shares
  sold                                     --                     --                    --
 Other assets                              --                     --                    --
                                      -------             ----------            ----------
 Total Assets                             210                293,335               131,963
                                      -------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                     --                    --
 Payable for fund shares
  purchased                                --                  2,203                     1
 Other liabilities                         --                     --                    --
                                      -------             ----------            ----------
 Total Liabilities                         --                  2,203                     1
                                      -------             ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $210               $291,132              $131,962
                                      =======             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              17                 22,658                11,507
  Unit Fair Values #                   $12.72                 $12.85                $11.47

(g)  Funded as of February 12, 2007.

(p) Funded as of October 29, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    TEMPLETON                                                            FRANKLIN
                                    DEVELOPING             FRANKLIN               TEMPLETON             SMALL CAP
                                  MARKETS TRUST        HIGH INCOME FUND       GLOBAL BOND FUND          VALUE FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (Q)        SUB-ACCOUNT (M)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --                     --
   Class INV                                --                    --                     --                     --
   Other class                          16,373                 7,998                  4,649                 10,360
                                    ==========             =========              =========             ==========
  Cost:
   Class ADV                                --                    --                     --                     --
   Class INV                                --                    --                     --                     --
   Other class                        $538,013               $16,559                $53,701               $466,131
                                    ==========             =========              =========             ==========
  Market Value:
   Class ADV                                --                    --                     --                     --
   Class INV                                --                    --                     --                     --
   Other class                        $499,383               $16,315                $53,090               $419,159
 Due from Hartford Life
  Insurance Company                      4,072                    --                     --                  8,165
 Receivable from fund shares
  sold                                      --                    26                      6                     --
 Other assets                               --                    --                     --                     --
                                    ----------             ---------              ---------             ----------
 Total Assets                          503,455                16,341                 53,096                427,324
                                    ----------             ---------              ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    26                      6                     --
 Payable for fund shares
  purchased                              4,072                    --                     --                  8,165
 Other liabilities                          --                    --                     --                     --
                                    ----------             ---------              ---------             ----------
 Total Liabilities                       4,072                    26                      6                  8,165
                                    ----------             ---------              ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $499,383               $16,315                $53,090               $419,159
                                    ==========             =========              =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           36,277                 1,493                  4,561                 31,233
  Unit Fair Values #                    $13.77                $10.92                 $11.64                 $13.42


                                      MUTUAL              TEMPLETON               FRANKLIN
                                  DISCOVERY FUND         GROWTH FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                          25,546                34,049                 415,036
                                    ==========            ==========            ============
  Cost:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $846,687              $890,888              $1,120,517
                                    ==========            ==========            ============
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $819,764              $819,556              $1,074,944
 Due from Hartford Life
  Insurance Company                         --                   174                      --
 Receivable from fund shares
  sold                                     106                    --                      86
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          819,870               819,730               1,075,030
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        106                    --                      86
 Payable for fund shares
  purchased                                 --                   174                      --
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                         106                   174                      86
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $819,764              $819,556              $1,074,944
                                    ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           63,891                52,180                  93,337
  Unit Fair Values #                    $12.83                $15.71                  $11.52

(a)  Funded as of March 21, 2007.

(m) Funded as of July 6, 2007.

(q) Funded as of July 19, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     FRANKLIN               FRANKLIN
                                      CAPITAL            BALANCE SHEET              MUTUAL
                                    GROWTH FUND         INVESTMENT FUND          BEACON FUND
                                  SUB-ACCOUNT (R)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                       --                    --
   Class INV                               --                       --                    --
   Other class                              6                   78,506                28,879
                                      =======             ============            ==========
  Cost:
   Class ADV                               --                       --                    --
   Class INV                               --                       --                    --
   Other class                            $83               $4,480,650              $503,941
                                      =======             ============            ==========
  Market Value:
   Class ADV                               --                       --                    --
   Class INV                               --                       --                    --
   Other class                            $78               $4,550,187              $451,382
 Due from Hartford Life
  Insurance Company                        --                        8                   117
 Receivable from fund shares
  sold                                      1                       --                    --
 Other assets                              --                       --                    --
                                      -------             ------------            ----------
 Total Assets                              79                4,550,195               451,499
                                      -------             ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                       --                    --
 Payable for fund shares
  purchased                                --                        8                   117
 Other liabilities                         --                       --                    --
                                      -------             ------------            ----------
 Total Liabilities                          1                        8                   117
                                      -------             ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $78               $4,550,187              $451,382
                                      =======             ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               7                  244,787                44,838
  Unit Fair Values #                   $12.06                   $18.59                $10.07

(r)  Funded as of June 1, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      FRANKLIN                FRANKLIN                FRANKLIN                 FRANKLIN
                                       MUTUAL              SMALL-MID CAP              TEMPLETON            TEMPLETON GROWTH
                                    SHARES FUND             GROWTH FUND          CONSERVATIVE TARGET         TARGET FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (H)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                    --                        --
   Class INV                                  --                      --                    --                        --
   Other class                           133,667                  47,565                   723                     8,807
                                    ============            ============               =======                ==========
  Cost:
   Class ADV                                  --                      --                    --                        --
   Class INV                                  --                      --                    --                        --
   Other class                        $3,263,602              $1,680,052                $9,907                  $143,182
                                    ============            ============               =======                ==========
  Market Value:
   Class ADV                                  --                      --                    --                        --
   Class INV                                  --                      --                    --                        --
   Other class                        $3,361,724              $1,684,274                $9,827                  $142,405
 Due from Hartford Life
  Insurance Company                           --                   3,698                    --                       303
 Receivable from fund shares
  sold                                       308                      --                    30                        --
 Other assets                                 --                      --                    --                        --
                                    ------------            ------------               -------                ----------
 Total Assets                          3,362,032               1,687,972                 9,857                   142,708
                                    ------------            ------------               -------                ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          308                      --                    30                        --
 Payable for fund shares
  purchased                                   --                   3,698                    --                       303
 Other liabilities                            --                      --                    --                        --
                                    ------------            ------------               -------                ----------
 Total Liabilities                           308                   3,698                    30                       303
                                    ------------            ------------               -------                ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,361,724              $1,684,274                $9,827                  $142,405
                                    ============            ============               =======                ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            204,760                 126,532                   858                    11,736
  Unit Fair Values #                      $16.42                  $13.31                $11.45                    $12.13

                                       FRANKLIN
                                  TEMPLETON MODERATE           TEMPLETON               GE PREMIER
                                     TARGET FUND              FOREIGN FUND         GROWTH EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                        --                    --
   Class INV                                  --                        --                    --
   Other class                            31,148                   308,965                   370
                                      ==========              ============               =======
  Cost:
   Class ADV                                  --                        --                    --
   Class INV                                  --                        --                    --
   Other class                          $452,842                $3,821,809                $9,650
                                      ==========              ============               =======
  Market Value:
   Class ADV                                  --                        --                    --
   Class INV                                  --                        --                    --
   Other class                          $446,973                $3,868,236                $8,823
 Due from Hartford Life
  Insurance Company                          420                    46,316                   311
 Receivable from fund shares
  sold                                        --                        --                    --
 Other assets                                 --                        --                    --
                                      ----------              ------------               -------
 Total Assets                            447,393                 3,914,552                 9,134
                                      ----------              ------------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                        --                    --
 Payable for fund shares
  purchased                                  420                    46,316                   311
 Other liabilities                            --                        --                    --
                                      ----------              ------------               -------
 Total Liabilities                           420                    46,316                   311
                                      ----------              ------------               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $446,973                $3,868,236                $8,823
                                      ==========              ============               =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             38,294                   181,192                   725
  Unit Fair Values #                      $11.67                    $21.35                $12.17

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                   GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                      CAPITAL            CORE FIXED           GOVERNMENT
                                    GROWTH FUND          INCOME FUND          INCOME FUND
                                  SUB-ACCOUNT (D)      SUB-ACCOUNT (S)      SUB-ACCOUNT (T)
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                   --                    --
   Class INV                               --                   --                    --
   Other class                             89                  194                 1,489
                                      =======              =======             =========
  Cost:
   Class ADV                               --                   --                    --
   Class INV                               --                   --                    --
   Other class                         $2,039               $1,911               $21,941
                                      =======              =======             =========
  Market Value:
   Class ADV                               --                   --                    --
   Class INV                               --                   --                    --
   Other class                         $2,147               $1,935               $22,343
 Due from Hartford Life
  Insurance Company                        --                   --                    --
 Receivable from fund shares
  sold                                      3                   14                    26
 Other assets                              --                   --                    --
                                      -------              -------             ---------
 Total Assets                           2,150                1,949                22,369
                                      -------              -------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         3                   14                    26
 Payable for fund shares
  purchased                                --                   --                    --
 Other liabilities                         --                   --                    --
                                      -------              -------             ---------
 Total Liabilities                          3                   14                    26
                                      -------              -------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,147               $1,935               $22,343
                                      =======              =======             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             182                  178                 2,041
  Unit Fair Values #                   $11.80               $10.85                $10.95

(d) Funded as of April 10, 2007.

(s)  Funded as of July 23, 2007.

(t)  Funded as of July 3, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS
                                     GROWTH &               GROWTH                 MID CAP               SMALL CAP
                                   INCOME FUND        OPPORTUNITIES FUND          VALUE FUND             VALUE FUND
                                 SUB-ACCOUNT (H)        SUB-ACCOUNT (D)          SUB-ACCOUNT          SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                        --                    --
   Class INV                                --                   --                        --                    --
   Other class                          27,642                  198                    93,982                 6,347
                                    ==========              =======              ============            ==========
  Cost:
   Class ADV                                --                   --                        --                    --
   Class INV                                --                   --                        --                    --
   Other class                        $828,243               $4,686                $3,718,465              $264,493
                                    ==========              =======              ============            ==========
  Market Value:
   Class ADV                                --                   --                        --                    --
   Class INV                                --                   --                        --                    --
   Other class                        $723,936               $4,472                $3,322,278              $217,141
 Due from Hartford Life
  Insurance Company                         --                   --                       775                    --
 Receivable from fund shares
  sold                                      33                    4                        --                    50
 Other assets                               --                   --                        --                    --
                                    ----------              -------              ------------            ----------
 Total Assets                          723,969                4,476                 3,323,053               217,191
                                    ----------              -------              ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         33                    4                        --                    50
 Payable for fund shares
  purchased                                 --                   --                       775                    --
 Other liabilities                          --                   --                        --                    --
                                    ----------              -------              ------------            ----------
 Total Liabilities                          33                    4                       775                    50
                                    ----------              -------              ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $723,936               $4,472                $3,322,278              $217,141
                                    ==========              =======              ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           62,455                  351                   145,524                23,243
  Unit Fair Values #                    $11.59               $12.73                    $22.83                 $9.34

                                                          JOHN HANCOCK
                                  GOLDMAN SACHS            SMALL CAP           HARTFORD ADVISERS
                                 HIGH YIELD FUND          EQUITY FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          42,769                  65,921                 281,099
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $343,290              $1,220,368              $6,315,791
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $325,896              $1,493,108              $5,895,967
 Due from Hartford Life
  Insurance Company                        210                   2,561                      --
 Receivable from fund shares
  sold                                      --                      --                     845
 Other assets                                8                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          326,114               1,495,669               5,896,812
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                     845
 Payable for fund shares
  purchased                                210                   2,561                      --
 Other liabilities                           2                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                         212                   2,561                     845
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $325,902              $1,493,108              $5,895,967
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           29,417                 124,624                 513,449
  Unit Fair Values #                    $11.08                  $11.98                  $11.48

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                                              HARTFORD TOTAL         HARTFORD CAPITAL
                                   HARTFORD LARGECAP           RETURN BOND             APPRECIATION
                                    GROWTH HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT (U)(V)(W)         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                        --                       --
   Class INV                                   --                        --                       --
   Other class                              8,330                   793,622                  509,105
                                       ==========              ============            =============
  Cost:
   Class ADV                                   --                        --                       --
   Class INV                                   --                        --                       --
   Other class                           $173,527                $9,220,527              $26,374,560
                                       ==========              ============            =============
  Market Value:
   Class ADV                                   --                        --                       --
   Class INV                                   --                        --                       --
   Other class                           $164,748                $8,843,325              $26,705,556
 Due from Hartford Life
  Insurance Company                            --                    50,780                   11,356
 Receivable from fund shares
  sold                                         23                        --                       --
 Other assets                                  --                        --                       --
                                       ----------              ------------            -------------
 Total Assets                             164,771                 8,894,105               26,716,912
                                       ----------              ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            23                        --                       --
 Payable for fund shares
  purchased                                    --                    50,780                   11,356
 Other liabilities                             --                        --                       --
                                       ----------              ------------            -------------
 Total Liabilities                             23                    50,780                   11,356
                                       ----------              ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $164,748                $8,843,325              $26,705,556
                                       ==========              ============            =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              16,107                   787,651                1,215,919
  Unit Fair Values #                       $10.23                    $11.23                   $21.96

(u) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(v)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(w) Funded as of February 2, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 HARTFORD DIVIDEND       HARTFORD GLOBAL       HARTFORD GLOBAL      HARTFORD GLOBAL
                                     AND GROWTH              ADVISERS          COMMUNICATIONS            HEALTH
                                      HLS FUND               HLS FUND             HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (X)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                  --                     --
   Class INV                                  --                    --                  --                     --
   Other class                           437,088                 8,522                  19                 58,840
                                    ============            ==========             =======             ==========
  Cost:
   Class ADV                                  --                    --                  --                     --
   Class INV                                  --                    --                  --                     --
   Other class                        $8,706,783              $111,558                $186               $965,835
                                    ============            ==========             =======             ==========
  Market Value:
   Class ADV                                  --                    --                  --                     --
   Class INV                                  --                    --                  --                     --
   Other class                        $9,765,901              $115,976                $185               $905,055
 Due from Hartford Life
  Insurance Company                           --                    86                  --                    944
 Receivable from fund shares
  sold                                   165,796                    --                   3                     --
 Other assets                                 --                    --                  --                     --
                                    ------------            ----------             -------             ----------
 Total Assets                          9,931,697               116,062                 188                905,999
                                    ------------            ----------             -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      165,796                    --                   3                     --
 Payable for fund shares
  purchased                                   --                    86                  --                    944
 Other liabilities                            --                    --                  --                     --
                                    ------------            ----------             -------             ----------
 Total Liabilities                       165,796                    86                   3                    944
                                    ------------            ----------             -------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $9,765,901              $115,976                $185               $905,055
                                    ============            ==========             =======             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          1,400,616                16,564                  12                 49,902
  Unit Fair Values #                       $6.97                 $7.00              $16.28                 $18.14

                                 HARTFORD GLOBAL      HARTFORD GLOBAL
                                     GROWTH              TECHNOLOGY         HARTFORD GROWTH
                                    HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (R)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                     --                    --
   Class INV                              --                     --                    --
   Other class                             5                 40,214                14,425
                                     =======             ==========            ==========
  Cost:
   Class ADV                              --                     --                    --
   Class INV                              --                     --                    --
   Other class                          $119               $229,394              $184,632
                                     =======             ==========            ==========
  Market Value:
   Class ADV                              --                     --                    --
   Class INV                              --                     --                    --
   Other class                          $114               $275,986              $193,107
 Due from Hartford Life
  Insurance Company                       --                     81                    67
 Receivable from fund shares
  sold                                     1                     --                    --
 Other assets                             --                     --                    --
                                     -------             ----------            ----------
 Total Assets                            115                276,067               193,174
                                     -------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1                     --                    --
 Payable for fund shares
  purchased                               --                     81                    67
 Other liabilities                        --                     --                    --
                                     -------             ----------            ----------
 Total Liabilities                         1                     81                    67
                                     -------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $114               $275,986              $193,107
                                     =======             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              8                 34,999                14,443
  Unit Fair Values #                  $13.88                  $7.89                $13.37

(r)  Funded as of June 1, 2007.

(x)  Funded as of November 16, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                  HARTFORD GROWTH                              HARTFORD INTERNATIONAL
                                   OPPORTUNITIES          HARTFORD INDEX               GROWTH
                                      HLS FUND               HLS FUND                 HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                           12,180                 214,936                   9,032
                                     ==========            ============              ==========
  Cost:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                         $410,683              $6,598,022                $126,077
                                     ==========            ============              ==========
  Market Value:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                         $395,835              $6,777,105                $130,670
 Due from Hartford Life
  Insurance Company                          60                      --                      29
 Receivable from fund shares
  sold                                       --                  73,065                      --
 Other assets                                --                      --                      --
                                     ----------            ------------              ----------
 Total Assets                           395,895               6,850,170                 130,699
                                     ----------            ------------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                  73,065                      --
 Payable for fund shares
  purchased                                  60                      --                      29
 Other liabilities                           --                      --                      --
                                     ----------            ------------              ----------
 Total Liabilities                           60                  73,065                      29
                                     ----------            ------------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $395,835              $6,777,105                $130,670
                                     ==========            ============              ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            26,955               1,164,777                   7,634
  Unit Fair Values #                     $14.69                   $5.82                  $17.12

(y) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                HARTFORD INTERNATIONAL                                HARTFORD MONEY        HARTFORD MORTGAGE
                                     OPPORTUNITIES           HARTFORD MIDCAP              MARKET                SECURITIES
                                       HLS FUND                  HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT (Z)            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                          --                      --                     --
   Class INV                                 --                          --                      --                     --
   Other class                              100                     325,021               5,398,908                 78,991
                                        =======                ============            ============             ==========
  Cost:
   Class ADV                                 --                          --                      --                     --
   Class INV                                 --                          --                      --                     --
   Other class                           $1,797                  $8,373,443              $5,398,908               $884,612
                                        =======                ============            ============             ==========
  Market Value:
   Class ADV                                 --                          --                      --                     --
   Class INV                                 --                          --                      --                     --
   Other class                           $1,578                  $8,561,783              $5,398,908               $834,895
 Due from Hartford Life
  Insurance Company                          --                          --                  10,796                    174
 Receivable from fund shares
  sold                                        4                     112,177                      --                     --
 Other assets                                --                          --                       4                     --
                                        -------                ------------            ------------             ----------
 Total Assets                             1,582                   8,673,960               5,409,708                835,069
                                        -------                ------------            ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           4                     112,177                      --                     --
 Payable for fund shares
  purchased                                  --                          --                  10,796                    174
 Other liabilities                           --                          --                      --                     --
                                        -------                ------------            ------------             ----------
 Total Liabilities                            4                     112,177                  10,796                    174
                                        -------                ------------            ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $1,578                  $8,561,783              $5,398,912               $834,895
                                        =======                ============            ============             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               105                     425,863                 538,595                117,568
  Unit Fair Values #                     $14.93                      $20.10                  $10.02                  $7.10

                                   HARTFORD SMALL        HARTFORD SMALLCAP
                                      COMPANY                 GROWTH              HARTFORD STOCK
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                       --
   Class INV                                  --                    --                       --
   Other class                           129,983                 1,860                   88,263
                                    ============             =========             ============
  Cost:
   Class ADV                                  --                    --                       --
   Class INV                                  --                    --                       --
   Other class                        $2,234,574               $39,472               $4,142,122
                                    ============             =========             ============
  Market Value:
   Class ADV                                  --                    --                       --
   Class INV                                  --                    --                       --
   Other class                        $2,419,915               $34,778               $4,158,288
 Due from Hartford Life
  Insurance Company                        5,508                     3                      739
 Receivable from fund shares
  sold                                        --                    --                       --
 Other assets                                 --                    --                       --
                                    ------------             ---------             ------------
 Total Assets                          2,425,423                34,781                4,159,027
                                    ------------             ---------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                       --
 Payable for fund shares
  purchased                                5,508                     3                      739
 Other liabilities                            --                    --                       --
                                    ------------             ---------             ------------
 Total Liabilities                         5,508                     3                      739
                                    ------------             ---------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,419,915               $34,778               $4,158,288
                                    ============             =========             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            350,969                 3,239                  333,278
  Unit Fair Values #                       $6.89                $10.74                   $12.48

(z)  Funded as of September 28, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                    HARTFORD VALUE        HOTCHKIS AND WILEY
                                    OPPORTUNITIES             LARGE CAP            AIM FINANCIAL
                                       HLS FUND               VALUE FUND           SERVICES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                     --                     --
   Class INV                                   --                     --                 21,559
   Other class                             56,837                 33,371                     --
                                     ============             ==========             ==========
  Cost:
   Class ADV                                   --                     --                     --
   Class INV                                   --                     --               $562,510
   Other class                         $1,100,886               $798,662                     --
                                     ============             ==========             ==========
  Market Value:
   Class ADV                                   --                     --                     --
   Class INV                                   --                     --               $397,971
   Other class                           $875,110               $677,424                     --
 Due from Hartford Life
  Insurance Company                            --                     --                     87
 Receivable from fund shares
  sold                                         30                    138                     --
 Other assets                                  --                     --                     --
                                     ------------             ----------             ----------
 Total Assets                             875,140                677,562                398,058
                                     ------------             ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            30                    138                     --
 Payable for fund shares
  purchased                                    --                     --                     87
 Other liabilities                             --                     --                     --
                                     ------------             ----------             ----------
 Total Liabilities                             30                    138                     87
                                     ------------             ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $875,110               $677,424               $397,971
                                     ============             ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              77,474                 52,523                 36,505
  Unit Fair Values #                       $11.30                 $12.90                 $10.90

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                           IVY GLOBAL
                                  AIM LEISURE        AIM TECHNOLOGY         NATURAL           JANUS ADVISER
                                      FUND                FUND           RESOURCES FUND        FORTY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (N)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                  --                  --                   --
   Class INV                           13,589              10,859                  --                   --
   Other class                             --                  --              12,567               74,289
                                   ==========          ==========          ==========          ===========
  Cost:
   Class ADV                               --                  --                  --                   --
   Class INV                         $587,635            $281,547                  --                   --
   Other class                             --                  --            $491,279           $2,196,884
                                   ==========          ==========          ==========          ===========
  Market Value:
   Class ADV                               --                  --                  --                   --
   Class INV                         $589,072            $332,173                  --                   --
   Other class                             --                  --            $491,358           $3,080,040
 Due from Hartford Life
  Insurance Company                       355                  89               5,762                1,437
 Receivable from fund shares
  sold                                     --                  --                  --                   --
 Other assets                              --                  --                  --                   --
                                   ----------          ----------          ----------          -----------
 Total Assets                         589,427             332,262             497,120            3,081,477
                                   ----------          ----------          ----------          -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --                  --                   --
 Payable for fund shares
  purchased                               355                  89               5,762                1,437
 Other liabilities                         --                  --                  --                   --
                                   ----------          ----------          ----------          -----------
 Total Liabilities                        355                  89               5,762                1,437
                                   ----------          ----------          ----------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $589,072            $332,173            $491,358           $3,080,040
                                   ==========          ==========          ==========          ===========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          40,602              38,147              34,185              172,125
  Unit Fair Values #                   $14.51               $8.71              $14.37               $17.89

                                  JANUS ADVISER                               KEELEY
                                  INTERNATIONAL       JANUS ADVISER          SMALL CAP
                                   GROWTH FUND        WORLDWIDE FUND        VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                          52,097               6,964               51,364
                                   ===========          ==========          ===========
  Cost:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                      $2,554,891            $196,924           $1,327,195
                                   ===========          ==========          ===========
  Market Value:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                      $3,356,101            $251,800           $1,401,203
 Due from Hartford Life
  Insurance Company                      2,063                  10                  168
 Receivable from fund shares
  sold                                      --                  --                   --
 Other assets                               --                  --                   --
                                   -----------          ----------          -----------
 Total Assets                        3,358,164             251,810            1,401,371
                                   -----------          ----------          -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  --                   --
 Payable for fund shares
  purchased                              2,063                  10                  168
 Other liabilities                          --                   1                   --
                                   -----------          ----------          -----------
 Total Liabilities                       2,063                  11                  168
                                   -----------          ----------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $3,356,101            $251,799           $1,401,203
                                   ===========          ==========          ===========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          113,781              80,851               92,921
  Unit Fair Values #                    $29.50               $3.11               $15.08

(n) Funded as of January 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                                                              LORD ABBETT
                                    LORD ABBETT          LORD ABBETT             BOND
                                  AFFILIATED FUND      ALL VALUE FUND       DEBENTURE FUND
                                  SUB-ACCOUNT (S)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                             872                1,556                7,098
                                     =========            =========            =========
  Cost:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                         $12,275              $20,807              $56,371
                                     =========            =========            =========
  Market Value:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                         $12,178              $18,826              $56,217
 Due from Hartford Life
  Insurance Company                         --                   --                   --
 Receivable from fund shares
  sold                                      29                   40                   11
 Other assets                               --                   --                   --
                                     ---------            ---------            ---------
 Total Assets                           12,207               18,866               56,228
                                     ---------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         29                   40                   11
 Payable for fund shares
  purchased                                 --                   --                   --
 Other liabilities                          --                   --                   --
                                     ---------            ---------            ---------
 Total Liabilities                          29                   40                   11
                                     ---------            ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,178              $18,826              $56,217
                                     =========            =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            1,202                1,644                5,045
  Unit Fair Values #                    $10.13               $11.45               $11.14

(e)  Funded as of May 11, 2007.

(h) Funded as of June 4, 2007.

(s)  Funded as of July 23, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  LORD ABBETT         LORD ABBETT         LORD ABBETT
                                   AMERICA'S           SMALL CAP         INTERNATIONAL          LEGG MASON
                                   VALUE FUND          BLEND FUND       CORE EQUITY FUND        VALUE FUND
                                SUB-ACCOUNT (AA)    SUB-ACCOUNT (BB)    SUB-ACCOUNT (CC)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             --                    --                --                     --
   Class INV                             --                    --                --                     --
   Other class                            3                43,557                 3                  7,681
                                    =======            ==========           =======             ==========
  Cost:
   Class ADV                             --                    --                --                     --
   Class INV                             --                    --                --                     --
   Other class                          $40              $759,142               $43               $555,424
                                    =======            ==========           =======             ==========
  Market Value:
   Class ADV                             --                    --                --                     --
   Class INV                             --                    --                --                     --
   Other class                          $39              $708,481               $40               $527,672
 Due from Hartford Life
  Insurance Company                      --                 2,753                --                    271
 Receivable from fund shares
  sold                                    1                    --                --                     --
 Other assets                            --                    --                --                     --
                                    -------            ----------           -------             ----------
 Total Assets                            40               711,234                40                527,943
                                    -------            ----------           -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       1                    --                --                     --
 Payable for fund shares
  purchased                              --                 2,753                --                    271
 Other liabilities                       --                    --                --                     --
                                    -------            ----------           -------             ----------
 Total Liabilities                        1                 2,753                --                    271
                                    -------            ----------           -------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $39              $708,481               $40               $527,672
                                    =======            ==========           =======             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             3                52,046                 4                 33,785
  Unit Fair Values #                 $11.44                $13.61            $10.26                 $15.62

                                    MARSHALL            MASSACHUSETTS
                                     MID-CAP           INVESTORS GROWTH           MFS HIGH
                                   VALUE FUND             STOCK FUND            INCOME FUND
                                SUB-ACCOUNT (DD)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                    --
   Class INV                               --                      --                    --
   Other class                          5,502                 122,976               160,717
                                    =========            ============            ==========
  Cost:
   Class ADV                               --                      --                    --
   Class INV                               --                      --                    --
   Other class                        $88,746              $1,401,978              $619,644
                                    =========            ============            ==========
  Market Value:
   Class ADV                               --                      --                    --
   Class INV                               --                      --                    --
   Other class                        $72,904              $1,885,223              $589,832
 Due from Hartford Life
  Insurance Company                        --                  17,208                   486
 Receivable from fund shares
  sold                                      4                      --                    --
 Other assets                              --                      --                     1
                                    ---------            ------------            ----------
 Total Assets                          72,908               1,902,431               590,319
                                    ---------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4                      --                    --
 Payable for fund shares
  purchased                                --                  17,208                   486
 Other liabilities                         --                      --                    --
                                    ---------            ------------            ----------
 Total Liabilities                          4                  17,208                   486
                                    ---------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $72,904              $1,885,223              $589,833
                                    =========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           7,591                 162,691                40,891
  Unit Fair Values #                    $9.60                  $11.59                $14.42

(aa) Funded as of December 4, 2007.

(bb) Formerly Lord Abbett Small-Cap Blend Fund. Change effective August 15,
     2007.

(cc) Funded as of November 14, 2007.

(dd) Funded as of April 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                         MFS
                                  INTERNATIONAL NEW         MFS MID CAP           MFS STRATEGIC
                                    DISCOVERY FUND          GROWTH FUND            VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (EE)
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                     --                    --
   Class INV                                  --                     --                    --
   Other class                             7,821                 62,133                 2,191
                                      ==========             ==========             =========
  Cost:
   Class ADV                                  --                     --                    --
   Class INV                                  --                     --                    --
   Other class                          $212,860               $517,730               $33,499
                                      ==========             ==========             =========
  Market Value:
   Class ADV                                  --                     --                    --
   Class INV                                  --                     --                    --
   Other class                          $190,273               $638,110               $27,523
 Due from Hartford Life
  Insurance Company                          254                    192                    --
 Receivable from fund shares
  sold                                        --                     --                     7
 Other assets                                 --                     --                    --
                                      ----------             ----------             ---------
 Total Assets                            190,527                638,302                27,530
                                      ----------             ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     --                     7
 Payable for fund shares
  purchased                                  254                    192                    --
 Other liabilities                            --                     --                    --
                                      ----------             ----------             ---------
 Total Liabilities                           254                    192                     7
                                      ----------             ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $190,273               $638,110               $27,523
                                      ==========             ==========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              9,885                 61,346                 2,533
  Unit Fair Values #                      $19.25                 $10.40                $10.87

(ee) Funded as of October 1, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                 MFS TOTAL                MFS                     MFS                MFS RESEARCH
                                RETURN FUND          UTILITIES FUND            VALUE FUND              BOND FUND
                             SUB-ACCOUNT (FF)         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (GG)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                           --                       --                      --                    --
   Class INV                           --                       --                      --                    --
   Other class                        110                  157,600                  69,628                 1,344
                                  =======             ============            ============             =========
  Cost:
   Class ADV                           --                       --                      --                    --
   Class INV                           --                       --                      --                    --
   Other class                     $1,806               $2,404,147              $1,643,212               $13,198
                                  =======             ============            ============             =========
  Market Value:
   Class ADV                           --                       --                      --                    --
   Class INV                           --                       --                      --                    --
   Other class                     $1,682               $3,049,352              $1,847,216               $13,277
 Due from Hartford Life
  Insurance Company                    --                    1,288                   1,283                    --
 Receivable from fund
  shares sold                          10                       --                      --                     5
 Other assets                          --                       --                      --                    --
                                  -------             ------------            ------------             ---------
 Total Assets                       1,692                3,050,640               1,848,499                13,282
                                  -------             ------------            ------------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    10                       --                      --                     5
 Payable for fund shares
  purchased                            --                    1,288                   1,283                    --
 Other liabilities                     --                       --                      --                    --
                                  -------             ------------            ------------             ---------
 Total Liabilities                     10                    1,288                   1,283                     5
                                  -------             ------------            ------------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,682               $3,049,352              $1,847,216               $13,277
                                  =======             ============            ============             =========
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                       149                  160,706                 110,740                 1,239
  Unit Fair Values #               $11.32                   $18.97                  $16.68                $10.72

                                                            BLACKROCK              BLACKROCK
                                    MFS CORE                  GLOBAL            GLOBAL FINANCIAL
                                  EQUITY FUND            ALLOCATION FUND         SERVICES FUND
                              SUB-ACCOUNT (HH)(II)       SUB-ACCOUNT (K)        SUB-ACCOUNT (N)
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                          51,511                   79,720                10,967
                                  ============             ============            ==========
  Cost:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                      $1,039,050               $1,591,664              $170,212
                                  ============             ============            ==========
  Market Value:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                        $967,366               $1,576,864              $133,466
 Due from Hartford Life
  Insurance Company                         --                       --                    --
 Receivable from fund
  shares sold                               38                      262                    14
 Other assets                               --                       --                    --
                                  ------------             ------------            ----------
 Total Assets                          967,404                1,577,126               133,480
                                  ------------             ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         38                      262                    14
 Payable for fund shares
  purchased                                 --                       --                    --
 Other liabilities                          --                       --                    --
                                  ------------             ------------            ----------
 Total Liabilities                          38                      262                    14
                                  ------------             ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $967,366               $1,576,864              $133,466
                                  ============             ============            ==========
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                         96,381                  125,380                12,488
  Unit Fair Values #                    $10.04                   $12.58                $10.69

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(ff) Funded as of August 20, 2007.

(gg) Funded as of December 18, 2007.

(hh) Effective June 22, 2007, MFS Capital Opportunities Fund merged with the MFS Core Equity Fund.

(ii) From inception June 7, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     BLACKROCK              BLACKROCK             BLACKROCK
                                     LARGE CAP                VALUE               SMALL CAP
                                     CORE FUND         OPPORTUNITIES FUND        GROWTH FUND
                                  SUB-ACCOUNT (L)        SUB-ACCOUNT (F)      SUB-ACCOUNT (JJ)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                   --                     --
   Class INV                                 --                   --                     --
   Other class                           20,349                  228                  5,383
                                     ==========              =======              =========
  Cost:
   Class ADV                                 --                   --                     --
   Class INV                                 --                   --                     --
   Other class                         $283,383               $4,792                $81,098
                                     ==========              =======              =========
  Market Value:
   Class ADV                                 --                   --                     --
   Class INV                                 --                   --                     --
   Other class                         $268,811               $4,610                $76,003
 Due from Hartford Life
  Insurance Company                          --                   --                     --
 Receivable from fund shares
  sold                                       27                    2                     --
 Other assets                                --                   --                     --
                                     ----------              -------              ---------
 Total Assets                           268,838                4,612                 76,003
                                     ----------              -------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          27                    2                     --
 Payable for fund shares
  purchased                                  --                   --                     --
 Other liabilities                           --                   --                     --
                                     ----------              -------              ---------
 Total Liabilities                           27                    2                     --
                                     ----------              -------              ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $268,811               $4,610                $76,003
                                     ==========              =======              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            24,501                  427                  6,430
  Unit Fair Values #                     $10.97               $10.81                 $11.82

(f)  Funded as of October 31, 2007.

(l)  Funded as of July 2, 2007.

(jj) Funded as of April 17, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   BLACKROCK                MUNDER            NEUBERGER BERMAN             OAKMARK
                                 MID CAP VALUE           MIDCAP CORE              SOCIALLY              INTERNATIONAL
                              OPPORTUNITIES FUND         GROWTH FUND           RESPONSIVE FUND          SMALL CAP FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                      --                     --                        --
   Class INV                              --                      --                     --                        --
   Other class                         1,485                  10,248                  2,842                   136,230
                                   =========              ==========              =========              ============
  Cost:
   Class ADV                              --                      --                     --                        --
   Class INV                              --                      --                     --                        --
   Other class                       $26,822                $268,883                $50,564                $2,466,763
                                   =========              ==========              =========              ============
  Market Value:
   Class ADV                              --                      --                     --                        --
   Class INV                              --                      --                     --                        --
   Other class                       $22,961                $306,325                $52,289                $2,073,425
 Due from Hartford Life
  Insurance Company                      333                       7                     --                       122
 Receivable from fund
  shares sold                             --                      --                     18                        --
 Other assets                             --                      --                     --                        --
                                   ---------              ----------              ---------              ------------
 Total Assets                         23,294                 306,332                 52,307                 2,073,547
                                   ---------              ----------              ---------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                      --                     18                        --
 Payable for fund shares
  purchased                              333                       7                     --                       122
 Other liabilities                        --                      --                     --                        --
                                   ---------              ----------              ---------              ------------
 Total Liabilities                       333                       7                     18                       122
                                   ---------              ----------              ---------              ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $22,961                $306,325                $52,289                $2,073,425
                                   =========              ==========              =========              ============
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                        1,979                  22,506                  3,996                    76,081
  Unit Fair Values #                  $11.61                  $13.61                 $13.08                    $27.25

                                 OPPENHEIMER                                    OPPENHEIMER
                                   CAPITAL               OPPENHEIMER           INTERNATIONAL
                              APPRECIATION FUND          GLOBAL FUND            GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (KK)
--------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                         37,725                  51,502                 278
                                 ============            ============             =======
  Cost:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                     $1,581,179              $3,244,376              $8,669
                                 ============            ============             =======
  Market Value:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                     $1,939,081              $3,736,969              $8,632
 Due from Hartford Life
  Insurance Company                       972                   3,893                  --
 Receivable from fund
  shares sold                              --                      --                   7
 Other assets                              --                      --                  --
                                 ------------            ------------             -------
 Total Assets                       1,940,053               3,740,862               8,639
                                 ------------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --                   7
 Payable for fund shares
  purchased                               972                   3,893                  --
 Other liabilities                         --                       1                  --
                                 ------------            ------------             -------
 Total Liabilities                        972                   3,894                   7
                                 ------------            ------------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,939,081              $3,736,968              $8,632
                                 ============            ============             =======
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                       145,796                 183,342                 588
  Unit Fair Values #                   $13.30                  $20.38              $14.68

(kk) Funded as of June 13, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                    OPPENHEIMER            OPPENHEIMER
                                    MAIN STREET             DEVELOPING            OPPENHEIMER
                                   SMALL CAP FUND          MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT         SUB-ACCOUNT (LL)
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --                  --
   Class INV                                 --                      --                  --
   Other class                           16,424                  30,495                 161
                                     ==========            ============             =======
  Cost:
   Class ADV                                 --                      --                  --
   Class INV                                 --                      --                  --
   Other class                         $370,276              $1,264,449              $1,800
                                     ==========            ============             =======
  Market Value:
   Class ADV                                 --                      --                  --
   Class INV                                 --                      --                  --
   Other class                         $323,881              $1,483,574              $1,659
 Due from Hartford Life
  Insurance Company                          --                   1,859                  --
 Receivable from fund shares
  sold                                      327                      --                   6
 Other assets                                --                      --                  --
                                     ----------            ------------             -------
 Total Assets                           324,208               1,485,433               1,665
                                     ----------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         327                      --                   6
 Payable for fund shares
  purchased                                  --                   1,859                  --
 Other liabilities                           --                      --                  --
                                     ----------            ------------             -------
 Total Liabilities                          327                   1,859                   6
                                     ----------            ------------             -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $323,881              $1,483,574              $1,659
                                     ==========            ============             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            31,804                  28,963                 132
  Unit Fair Values #                     $10.18                  $51.22              $12.57

(g) Funded as of February 12, 2007.

(ll) Funded as of November 19, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   OPPENHEIMER            OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                  INTERNATIONAL        SMALL- & MID- CAP         MAIN STREET          GOLD & SPECIAL
                                    BOND FUND              VALUE FUND          OPPORTUNITY FUND        METALS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (MM)         SUB-ACCOUNT         SUB-ACCOUNT (N)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                     --                    --
   Class INV                                --                     --                     --                    --
   Other class                          46,568                 15,122                  9,674                 3,631
                                    ==========             ==========             ==========            ==========
  Cost:
   Class ADV                                --                     --                     --                    --
   Class INV                                --                     --                     --                    --
   Other class                        $297,135               $609,733               $146,853              $117,580
                                    ==========             ==========             ==========            ==========
  Market Value:
   Class ADV                                --                     --                     --                    --
   Class INV                                --                     --                     --                    --
   Other class                        $296,175               $555,434               $132,631              $129,149
 Due from Hartford Life
  Insurance Company                        142                     57                     --                    --
 Receivable from fund shares
  sold                                      --                     --                    411                    24
 Other assets                               --                     --                     --                    --
                                    ----------             ----------             ----------            ----------
 Total Assets                          296,317                555,491                133,042               129,173
                                    ----------             ----------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                     --                    411                    24
 Payable for fund shares
  purchased                                142                     57                     --                    --
 Other liabilities                          32                     --                     --                    --
                                    ----------             ----------             ----------            ----------
 Total Liabilities                         174                     57                    411                    24
                                    ----------             ----------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $296,143               $555,434               $132,631              $129,149
                                    ==========             ==========             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           24,830                 50,714                 12,410                 7,193
  Unit Fair Values #                    $11.93                 $10.95                 $10.69                $17.95

                                                             PIMCO
                                      PIMCO             EMERGING MARKETS             PIMCO
                                   TOTAL RETURN            BOND FUND            REAL RETURN FUND
                                 SUB-ACCOUNT (G)        SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                          20,291                 16,434                  131,777
                                    ==========             ==========             ============
  Cost:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                        $213,185               $181,206               $1,429,822
                                    ==========             ==========             ============
  Market Value:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                        $216,910               $175,518               $1,444,279
 Due from Hartford Life
  Insurance Company                         --                     --                      640
 Receivable from fund shares
  sold                                      41                     27                       --
 Other assets                                6                     12                      206
                                    ----------             ----------             ------------
 Total Assets                          216,957                175,557                1,445,125
                                    ----------             ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         41                     27                       --
 Payable for fund shares
  purchased                                 --                     --                      640
 Other liabilities                          --                     --                       --
                                    ----------             ----------             ------------
 Total Liabilities                          41                     27                      640
                                    ----------             ----------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $216,916               $175,530               $1,444,485
                                    ==========             ==========             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           19,699                 16,836                  120,634
  Unit Fair Values #                    $11.01                 $10.43                   $11.97

(a) Funded as of March 21, 2007.

(g) Funded as of February 12, 2007.

(n) Funded as of January 12, 2007.

(mm) Funded as of January 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                                             PIONEER               PIONEER
                                      PIONEER               SMALL CAP             STRATEGIC
                                  HIGH YIELD FUND          VALUE FUND            INCOME FUND
                                  SUB-ACCOUNT (K)       SUB-ACCOUNT (NN)       SUB-ACCOUNT (OO)
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                            9,935                 3,269                 30,557
                                     ==========             =========             ==========
  Cost:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                         $109,227               $98,595               $320,337
                                     ==========             =========             ==========
  Market Value:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                         $104,015               $77,242               $319,325
 Due from Hartford Life
  Insurance Company                          72                    --                 21,714
 Receivable from fund shares
  sold                                       --                    41                     --
 Other assets                                --                    --                      6
                                     ----------             ---------             ----------
 Total Assets                           104,087                77,283                341,045
                                     ----------             ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    41                     --
 Payable for fund shares
  purchased                                  72                    --                 21,714
 Other liabilities                            1                    --                     --
                                     ----------             ---------             ----------
 Total Liabilities                           73                    41                 21,714
                                     ----------             ---------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $104,014               $77,242               $319,331
                                     ==========             =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             9,482                 8,346                 30,436
  Unit Fair Values #                     $10.97                 $9.25                 $10.49

(k) Funded as of February 1, 2007.

(nn) From inception January 5, 2007 to December 31, 2007.

(oo) Funded as of February 16, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    PIONEER               PUTNAM
                                    MID CAP           INTERNATIONAL              PUTNAM               PUTNAM
                                  VALUE FUND           EQUITY FUND           INVESTORS FUND         VISTA FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (PP)      SUB-ACCOUNT (B)
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             --                      --                  --                    --
   Class INV                             --                      --                  --                    --
   Other class                          362                  96,566                   2                    22
                                    =======            ============              ======               =======
  Cost:
   Class ADV                             --                      --                  --                    --
   Class INV                             --                      --                  --                    --
   Other class                       $8,723              $2,453,591                 $34                  $260
                                    =======            ============              ======               =======
  Market Value:
   Class ADV                             --                      --                  --                    --
   Class INV                             --                      --                  --                    --
   Other class                       $8,041              $2,657,496                 $33                  $253
 Due from Hartford Life
  Insurance Company                      --                     139                  --                    --
 Receivable from fund shares
  sold                                   19                      --                  --                     1
 Other assets                            --                      --                  --                    --
                                    -------            ------------              ------               -------
 Total Assets                         8,060               2,657,635                  33                   254
                                    -------            ------------              ------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      19                      --                  --                     1
 Payable for fund shares
  purchased                              --                     139                  --                    --
 Other liabilities                       --                      --                  --                    --
                                    -------            ------------              ------               -------
 Total Liabilities                       19                     139                  --                     1
                                    -------            ------------              ------               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $8,041              $2,657,496                 $33                  $253
                                    =======            ============              ======               =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           696                 135,686                   4                    23
  Unit Fair Values #                 $11.55                  $19.59               $9.09                $10.94

                                                                            LEGG MASON
                                    PUTNAM                                   PARTNERS
                                   SMALL CAP          ROYCE VALUE            SMALL CAP
                                  GROWTH FUND          PLUS FUND            GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (F)
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             --                    --                  --
   Class INV                             --                 6,864                  --
   Other class                          116                36,114                 279
                                    =======            ==========             =======
  Cost:
   Class ADV                             --                    --                  --
   Class INV                             --               $83,580                  --
   Other class                       $2,617               515,471              $4,912
                                    =======            ==========             =======
  Market Value:
   Class ADV                             --                    --                  --
   Class INV                             --               $96,162                  --
   Other class                       $2,274               497,365              $4,670
 Due from Hartford Life
  Insurance Company                      --                   340                  --
 Receivable from fund shares
  sold                                    4                    --                   1
 Other assets                            --                    --                  --
                                    -------            ----------             -------
 Total Assets                         2,278               593,867               4,671
                                    -------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       4                    --                   1
 Payable for fund shares
  purchased                              --                   340                  --
 Other liabilities                       --                    --                  --
                                    -------            ----------             -------
 Total Liabilities                        4                   340                   1
                                    -------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $2,274              $593,527              $4,670
                                    =======            ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           199                44,326                 382
  Unit Fair Values #                 $11.42                $13.39              $12.23

(b) Funded as of April 12, 2007.

(f)  Funded as of October 31, 2007.

(pp) From inception April 26, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     DWS DREMAN               SSGA
                                    HIGH RETURN             S&P 500              DWS GLOBAL
                                    EQUITY FUND            INDEX FUND          THEMATIC FUND
                                  SUB-ACCOUNT (N)         SUB-ACCOUNT         SUB-ACCOUNT (QQ)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                            3,617                32,751                 4,622
                                     ==========            ==========            ==========
  Cost:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                         $182,030              $712,252              $153,843
                                     ==========            ==========            ==========
  Market Value:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                         $168,256              $791,581              $132,737
 Due from Hartford Life
  Insurance Company                      25,493                 3,640                    --
 Receivable from fund shares
  sold                                       --                    --                    99
 Other assets                                --                    --                    --
                                     ----------            ----------            ----------
 Total Assets                           193,749               795,221               132,836
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --                    99
 Payable for fund shares
  purchased                              25,493                 3,640                    --
 Other liabilities                           --                    --                    --
                                     ----------            ----------            ----------
 Total Liabilities                       25,493                 3,640                    99
                                     ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $168,256              $791,581              $132,737
                                     ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            15,224                64,414                12,403
  Unit Fair Values #                     $11.05                $12.29                $10.70

(n) Funded as of January 12, 2007.

(qq) From inception January 5, 2007 to December 31, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    LEGG MASON
                                     PARTNERS              BLACKROCK            THORNBURG
                                    AGGRESSIVE           SMALL/MID-CAP        INTERNATIONAL           THORNBURG
                                    GROWTH FUND           GROWTH FUND           VALUE FUND            VALUE FUND
                                 SUB-ACCOUNT (RR)       SUB-ACCOUNT (B)      SUB-ACCOUNT (SS)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                     --                    --
   Class INV                                --                   --                     --                    --
   Other class                             704                  144                 13,144                 4,409
                                     =========              =======             ==========            ==========
  Cost:
   Class ADV                                --                   --                     --                    --
   Class INV                                --                   --                     --                    --
   Other class                         $84,878               $2,314               $451,575              $184,964
                                     =========              =======             ==========            ==========
  Market Value:
   Class ADV                                --                   --                     --                    --
   Class INV                                --                   --                     --                    --
   Other class                         $82,447               $2,050               $437,431              $164,530
 Due from Hartford Life
  Insurance Company                      8,339                   --                  5,493                 1,091
 Receivable from fund shares
  sold                                      --                    2                     --                    --
 Other assets                               --                   --                     --                    --
                                     ---------              -------             ----------            ----------
 Total Assets                           90,786                2,052                442,924               165,621
                                     ---------              -------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    2                     --                    --
 Payable for fund shares
  purchased                              8,339                   --                  5,493                 1,091
 Other liabilities                          --                   --                     --                    --
                                     ---------              -------             ----------            ----------
 Total Liabilities                       8,339                    2                  5,493                 1,091
                                     ---------              -------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $82,447               $2,050               $437,431              $164,530
                                     =========              =======             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            8,432                  159                 30,072                15,497
  Unit Fair Values #                     $9.78               $12.91                 $14.55                $10.62


                                                             VICTORY               VICTORY
                                     THORNBURG             DIVERSIFIED             SPECIAL
                                  CORE GROWTH FUND          STOCK FUND            VALUE FUND
                                  SUB-ACCOUNT (K)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --                    --
   Class INV                                 --                     --                    --
   Other class                           22,826                  5,645                26,782
                                     ==========             ==========            ==========
  Cost:
   Class ADV                                 --                     --                    --
   Class INV                                 --                     --                    --
   Other class                         $449,732               $103,663              $494,619
                                     ==========             ==========            ==========
  Market Value:
   Class ADV                                 --                     --                    --
   Class INV                                 --                     --                    --
   Other class                         $454,700               $100,302              $489,835
 Due from Hartford Life
  Insurance Company                       9,126                     57                 6,659
 Receivable from fund shares
  sold                                       --                     --                    --
 Other assets                                --                     --                    --
                                     ----------             ----------            ----------
 Total Assets                           463,826                100,359               496,494
                                     ----------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                    --
 Payable for fund shares
  purchased                               9,126                     57                 6,659
 Other liabilities                           --                     --                    --
                                     ----------             ----------            ----------
 Total Liabilities                        9,126                     57                 6,659
                                     ----------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $454,700               $100,302              $489,835
                                     ==========             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            37,378                  6,902                34,884
  Unit Fair Values #                     $12.17                 $14.53                $14.04

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(rr) Funded as of July 11, 2007.

(ss) Funded as of April 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007


                                     VAN KAMPEN
                                      SMALL CAP              VAN KAMPEN
                                     GROWTH FUND           COMSTOCK FUND
                                  SUB-ACCOUNT (RR)          SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                            5,311                  203,714
                                      =========             ============
  Cost:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                          $64,044               $3,985,807
                                      =========             ============
  Market Value:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                          $62,937               $3,560,923
 Due from Hartford Life
  Insurance Company                          --                      105
 Receivable from fund shares
  sold                                        3                       --
 Other assets                                --                       --
                                      ---------             ------------
 Total Assets                            62,940                3,561,028
                                      ---------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           3                       --
 Payable for fund shares
  purchased                                  --                      105
 Other liabilities                           --                       --
                                      ---------             ------------
 Total Liabilities                            3                      105
                                      ---------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $62,937               $3,560,923
                                      =========             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             5,124                  220,381
  Unit Fair Values #                     $12.28                   $16.16

(rr) Funded as of July 11, 2007.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                VAN KAMPEN         VAN KAMPEN           VAN KAMPEN
                                EQUITY AND         GROWTH AND             MID CAP
                                INCOME FUND       INCOME FUND           GROWTH FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (TT)     SUB-ACCOUNT (UU)
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --               --                  --
   Class INV                              --               --                  --
   Other class                     2,073,720            5,273                 287
                               =============       ==========             =======
  Cost:
   Class ADV                              --               --                  --
   Class INV                              --               --                  --
   Other class                   $17,755,372         $119,358              $8,819
                               =============       ==========             =======
  Market Value:
   Class ADV                              --               --                  --
   Class INV                              --               --                  --
   Other class                   $18,331,686         $112,059              $8,253
 Due from Hartford Life
  Insurance Company                    7,970               --                  --
 Receivable from fund shares
  sold                                    --               42                   9
 Other assets                             --               --                  --
                               -------------       ----------             -------
 Total Assets                     18,339,656          112,101               8,262
                               -------------       ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --               42                   9
 Payable for fund shares
  purchased                            7,970               --                  --
 Other liabilities                        --               --                  --
                               -------------       ----------             -------
 Total Liabilities                     7,970               42                   9
                               -------------       ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $18,331,686         $112,059              $8,253
                               =============       ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants      1,323,884            9,960                 624
  Unit Fair Values #                  $13.85           $11.25              $13.21

                                    VAN KAMPEN              SELIGMAN               LEGG MASON
                                   REAL ESTATE         COMMUNICATIONS AND      PARTNERS SMALL CAP
                                 SECURITIES FUND        INFORMATION FUND           VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT (T)
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                           3,936                   148                      54
                                    ==========               =======                 =======
  Cost:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $111,281                $5,537                  $1,245
                                    ==========               =======                 =======
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                         $74,589                $5,643                  $1,049
 Due from Hartford Life
  Insurance Company                         --                    --                      --
 Receivable from fund shares
  sold                                       7                    --                       2
 Other assets                               --                    --                      --
                                    ----------               -------                 -------
 Total Assets                           74,596                 5,643                   1,051
                                    ----------               -------                 -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7                    --                       2
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                    ----------               -------                 -------
 Total Liabilities                           7                    --                       2
                                    ----------               -------                 -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $74,589                $5,643                  $1,049
                                    ==========               =======                 =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            7,418                   412                      99
  Unit Fair Values #                    $10.06                $13.70                  $10.63

(a)  Funded as of March 21, 2007.

(t)  Funded as of July 3, 2007.

(tt) Funded as of April 9, 2007.

(uu) Funded as of June 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  AMERICAN CENTURY                             AMERICAN CENTURY
                                       EQUITY            AMERICAN CENTURY         SMALL CAP
                                     INCOME FUND          ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $166,731                 $ --                  $145
                                     -----------             --------              --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (40,121)                (116)                 (134)
                                     -----------             --------              --------
  Net investment income (loss)           126,610                 (116)                   11
                                     -----------             --------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    9,884                  (26)                   22
 Net realized gain on
  distributions                          571,141                3,293                 3,660
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (628,032)              (1,218)               (4,526)
                                     -----------             --------              --------
  Net gain (loss) on
   investments                           (47,007)               2,049                  (844)
                                     -----------             --------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $79,603               $1,933                 $(833)
                                     ===========             ========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 AMERICAN CENTURY                              AMERICAN CENTURY       AMERICAN CENTURY
                                   LARGE COMPANY        AMERICAN CENTURY      INFLATION-ADJUSTED           EQUITY
                                    VALUE FUND           VISTA(SM) FUND            BOND FUND            GROWTH FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT (B)       SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3                     $ --                 $149                  $ --
                                       -----                ---------                -----                  ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (2)                    (349)                 (52)                   --
                                       -----                ---------                -----                  ----
  Net investment income
   (loss)                                  1                     (349)                  97                    --
                                       -----                ---------                -----                  ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (1)                     676                   --                    --
 Net realized gain on
  distributions                           11                    5,666                   --                     3
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (38)                   6,397                  540                    (3)
                                       -----                ---------                -----                  ----
  Net gain (loss) on
   investments                           (28)                  12,739                  540                    --
                                       -----                ---------                -----                  ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $(27)                 $12,390                 $637                  $ --
                                       =====                =========                =====                  ====


                                     AIM BASIC           AIM EUROPEAN       AIM INTERNATIONAL
                                    VALUE FUND            GROWTH FUND          GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)      SUB-ACCOUNT (D)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,698               $2,017                 $282
                                    -----------            ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (9,348)                (265)                (143)
                                    -----------            ---------             --------
  Net investment income
   (loss)                                (7,650)               1,752                  139
                                    -----------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,959                   27                   11
 Net realized gain on
  distributions                         375,276               11,770                2,970
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (350,546)             (12,798)              (5,092)
                                    -----------            ---------             --------
  Net gain (loss) on
   investments                           31,689               (1,001)              (2,111)
                                    -----------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $24,039                 $751              $(1,972)
                                    ===========            =========             ========

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(c)  Funded as of November 28, 2007.

(d) Funded as of April 10, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                    AIM MID CAP         AIM SMALL CAP           AIM REAL
                                 CORE EQUITY FUND        GROWTH FUND           ESTATE FUND
                                  SUB-ACCOUNT (E)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $866                 $ --                $16,702
                                     ---------            ---------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (114)              (3,309)                (5,240)
                                     ---------            ---------            -----------
  Net investment income (loss)             752               (3,309)                11,462
                                     ---------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                2,066                 (4,804)
 Net realized gain on
  distributions                         11,356               52,643                183,833
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,105)              (8,824)              (361,758)
                                     ---------            ---------            -----------
  Net gain (loss) on
   investments                            (749)              45,885               (182,729)
                                     ---------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                               $3              $42,576              $(171,267)
                                     =========            =========            ===========

(e)  Funded as of May 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                 AIM SMALL CAP      DOMINI SOCIAL         BALANCED             GROWTH AND
                                  EQUITY FUND        EQUITY FUND         SHARES FUND          INCOME FUND
                                SUB-ACCOUNT (C)      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --                  $4               $3,535                 $1
                                      ----              ------            ---------               ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            --                 (25)              (1,190)                --
                                      ----              ------            ---------               ----
  Net investment income
   (loss)                               --                 (21)               2,345                  1
                                      ----              ------            ---------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                  78                  693                 --
 Net realized gain on
  distributions                          2                 179               12,455                  8
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2)               (285)             (13,335)                (9)
                                      ----              ------            ---------               ----
  Net gain (loss) on
   investments                          --                 (28)                (187)                (1)
                                      ----              ------            ---------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $ --                $(49)              $2,158               $ --
                                      ====              ======            =========               ====

                                ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  INTERNATIONAL         INTERNATIONAL            GLOBAL
                                   GROWTH FUND           VALUE FUND            VALUE FUND
                                 SUB-ACCOUNT (G)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $996               $25,954               $1,166
                                     --------             ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (613)               (6,410)                (629)
                                     --------             ---------             --------
  Net investment income
   (loss)                                 383                19,544                  537
                                     --------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (19)               21,161                2,993
 Net realized gain on
  distributions                         7,190                77,935                8,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,870)              (98,668)              (8,610)
                                     --------             ---------             --------
  Net gain (loss) on
   investments                          5,301                   428                2,386
                                     --------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,684               $19,972               $2,923
                                     ========             =========             ========

(c)  Funded as of November 28, 2007.

(f)  Funded as of October 31, 2007.

(g)  Funded as of February 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       AMERICAN FUNDS        AMERICAN FUNDS
                                  AMERICAN FUNDS          AMERICAN           CAPITAL INCOME
                                    AMCAP FUND          BALANCED FUND         BUILDER FUND
                                  SUB-ACCOUNT (D)      SUB-ACCOUNT (E)       SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $171                 $267                 $18,526
                                      -------             --------             -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (185)                 (67)                 (8,647)
                                      -------             --------             -----------
  Net investment income (loss)            (14)                 200                   9,879
                                      -------             --------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    28                    2                  (1,838)
 Net realized gain on
  distributions                         1,268                  978                 137,362
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (987)              (1,821)               (130,564)
                                      -------             --------             -----------
  Net gain (loss) on
   investments                            309                 (841)                  4,960
                                      -------             --------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $295                $(641)                $14,839
                                      =======             ========             ===========

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  AMERICAN FUNDS       AMERICAN FUNDS                                  AMERICAN FUNDS
                                   EUROPACIFIC           FUNDAMENTAL           AMERICAN FUNDS             THE BOND
                                   GROWTH FUND         INVESTORS FUND       NEW PERSPECTIVE FUND      FUND OF AMERICA
                                   SUB-ACCOUNT         SUB-ACCOUNT (H)        SUB-ACCOUNT (D)         SUB-ACCOUNT (I)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,911               $4,486                 $1,527                  $7,844
                                    ----------            ---------               --------                --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (7,298)              (1,415)                  (258)                 (1,611)
                                    ----------            ---------               --------                --------
  Net investment income
   (loss)                               23,613                3,071                  1,269                   6,233
                                    ----------            ---------               --------                --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,326)              (3,474)                   (15)                    978
 Net realized gain on
  distributions                        131,524               16,132                  6,137                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,583)             (12,985)                (6,459)                 (3,662)
                                    ----------            ---------               --------                --------
  Net gain (loss) on
   investments                         107,615                 (327)                  (337)                 (2,684)
                                    ----------            ---------               --------                --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $131,228               $2,744                   $932                  $3,549
                                    ==========            =========               ========                ========

                                   AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                 THE GROWTH FUND OF         THE INCOME           THE INVESTMENT
                                    AMERICA FUND          FUND OF AMERICA      COMPANY OF AMERICA
                                     SUB-ACCOUNT          SUB-ACCOUNT (J)        SUB-ACCOUNT (D)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $49,865                $7,794                 $1,392
                                     -----------             ---------              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (26,586)               (1,884)                  (751)
                                     -----------             ---------              ---------
  Net investment income
   (loss)                                 23,279                 5,910                    641
                                     -----------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   86,006                 1,507                    172
 Net realized gain on
  distributions                          384,602                43,033                 13,762
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (215,909)              (56,585)               (22,304)
                                     -----------             ---------              ---------
  Net gain (loss) on
   investments                           254,699               (12,045)                (8,370)
                                     -----------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $277,978               $(6,135)               $(7,729)
                                     ===========             =========              =========

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

(i)  Funded as of February 27, 2007.

(j)  Funded as of February 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                      THE NEW             WASHINGTON            AMERICAN
                                   ECONOMY FUND        MUTUAL INVESTORS       MUTUAL FUND
                                  SUB-ACCOUNT (I)        SUB-ACCOUNT        SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,248                 $301                 $47
                                     ---------             --------              ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (898)                (209)                (21)
                                     ---------             --------              ------
  Net investment income (loss)           1,350                   92                  26
                                     ---------             --------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,946)                 (63)                 (6)
 Net realized gain on
  distributions                         33,850                1,643                 315
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (35,775)              (2,043)               (504)
                                     ---------             --------              ------
  Net gain (loss) on
   investments                          (5,871)                (463)               (195)
                                     ---------             --------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,521)               $(371)              $(169)
                                     =========             ========              ======

(d) Funded as of April 10, 2007.

(i)  Funded as of February 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  AMERICAN FUNDS
                                     CAPITAL           AMERICAN FUNDS           ARIEL
                                  WORLD GROWTH &          SMALLCAP           APPRECIATION
                                   INCOME FUND           WORLD FUND              FUND             ARIEL FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (H)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $57,803               $2,569                $187                 $49
                                    ----------            ---------            --------            --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (17,849)                (773)               (236)               (164)
                                    ----------            ---------            --------            --------
  Net investment income
   (loss)                               39,954                1,796                 (49)               (115)
                                    ----------            ---------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,239               (2,636)               (308)               (653)
 Net realized gain on
  distributions                        299,091               16,975               3,161               1,893
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (30,980)             (17,446)             (4,450)             (2,093)
                                    ----------            ---------            --------            --------
  Net gain (loss) on
   investments                         273,350               (3,107)             (1,597)               (853)
                                    ----------            ---------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $313,304              $(1,311)            $(1,646)              $(968)
                                    ==========            =========            ========            ========


                                     ARTISAN
                                     MID CAP             LIFEPATH             LIFEPATH
                                   VALUE FUND         2010 PORTFOLIO       2020 PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,337              $15,775              $33,113
                                    ---------            ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (5,431)              (2,206)              (9,100)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              (2,094)              13,569               24,013
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (688)                 369                  855
 Net realized gain on
  distributions                        96,562               29,164               71,739
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (97,015)             (41,070)             (90,095)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         (1,141)             (11,537)             (17,501)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,235)              $2,032               $6,512
                                    =========            =========            =========

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                      LIFEPATH              LIFEPATH               LIFEPATH
                                   2030 PORTFOLIO        2040 PORTFOLIO      RETIREMENT PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $27,550              $16,125                $2,806
                                     -----------            ---------              --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (7,443)              (4,756)                 (752)
                                     -----------            ---------              --------
  Net investment income (loss)            20,107               11,369                 2,054
                                     -----------            ---------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (1,521)                 492                   (88)
 Net realized gain on
  distributions                           82,732               45,249                 2,438
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (113,696)             (76,617)               (2,646)
                                     -----------            ---------              --------
  Net gain (loss) on
   investments                           (32,485)             (30,876)                 (296)
                                     -----------            ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(12,378)            $(19,507)               $1,758
                                     ===========            =========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                       BLACKROCK          CALVERT SOCIAL
                                  BARON SMALL         GOVERNMENT          INVESTMENT FUND         CALVERT LARGE
                                   CAP FUND           INCOME FUND        EQUITY PORTFOLIO        CAP GROWTH FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (E)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $204                    $ --                   $ --
                                    -------              -----               ---------              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (321)               (53)                 (1,664)                  (649)
                                    -------              -----               ---------              ---------
  Net investment income
   (loss)                              (321)               151                  (1,664)                  (649)
                                    -------              -----               ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,366                 --                      (8)                 1,840
 Net realized gain on
  distributions                       3,178                 --                  15,873                  1,364
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,042                243                   5,028                 10,369
                                    -------              -----               ---------              ---------
  Net gain (loss) on
   investments                        5,586                243                  20,893                 13,573
                                    -------              -----               ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $5,265               $394                 $19,229                $12,924
                                    =======              =====               =========              =========

                                 CALVERT SOCIAL      COLUMBIA MARSICO
                                   INVESTMENT          INTERNATIONAL        COLUMBIA MARSICO
                                   BOND FUND        OPPORTUNITIES FUND        GROWTH FUND
                                SUB-ACCOUNT (K)       SUB-ACCOUNT (D)       SUB-ACCOUNT (L)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $511                  $167                   $34
                                     ------               -------                ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (59)                  (85)                 (152)
                                     ------               -------                ------
  Net investment income
   (loss)                               452                    82                  (118)
                                     ------               -------                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4                    (2)                   34
 Net realized gain on
  distributions                         438                 1,364                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (124)                  332                   654
                                     ------               -------                ------
  Net gain (loss) on
   investments                          318                 1,694                   688
                                     ------               -------                ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $770                $1,776                  $570
                                     ======               =======                ======

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

(k) Funded as of February 1, 2007.

(l)  Funded as of July 2, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                 DAVIS
                                    CRM MID CAP             DAVIS              NEW YORK
                                    VALUE FUND         FINANCIAL FUND        VENTURE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,003                 $1                $20,492
                                     ---------              -----              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (795)                (2)                (8,079)
                                     ---------              -----              ---------
  Net investment income (loss)             208                 (1)                12,413
                                     ---------              -----              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,004                 --                  6,574
 Net realized gain on
  distributions                         17,616                 23                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,460)               (49)                 7,199
                                     ---------              -----              ---------
  Net gain (loss) on
   investments                          16,160                (26)                13,773
                                     ---------              -----              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,368               $(27)               $26,186
                                     =========              =====              =========

(a)  Funded as of March 21, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                       DREYFUS LIFETIME
                                       DAVIS              GROWTH AND        DREYFUS LIFETIME      DREYFUS LIFETIME
                                 OPPORTUNITY FUND      INCOME PORTFOLIO     GROWTH PORTFOLIO      INCOME PORTFOLIO
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $498               $11,774               $3,965               $7,254
                                     ---------             ---------            ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (171)               (3,577)              (1,770)              (1,434)
                                     ---------             ---------            ---------             --------
  Net investment income
   (loss)                                  327                 8,197                2,195                5,820
                                     ---------             ---------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,626)                  464                3,760                  202
 Net realized gain on
  distributions                          4,930                28,542               22,929                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,661)              (20,213)             (21,613)               1,934
                                     ---------             ---------            ---------             --------
  Net gain (loss) on
   investments                         (11,357)                8,793                5,076                2,136
                                     ---------             ---------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(11,030)              $16,990               $7,271               $7,956
                                     =========             =========            =========             ========


                                 DREYFUS PREMIER      DREYFUS MIDCAP      DREYFUS SMALLCAP
                                 CORE BOND FUND         INDEX FUND        STOCK INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $50,763                $559                 $101
                                    ---------            --------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (7,761)               (465)                 (93)
                                    ---------            --------             --------
  Net investment income
   (loss)                              43,002                  94                    8
                                    ---------            --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (260)              4,362                  549
 Net realized gain on
  distributions                         2,688               4,456                1,349
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (17,663)             (3,095)              (2,104)
                                    ---------            --------             --------
  Net gain (loss) on
   investments                        (15,235)              5,723                 (206)
                                    ---------            --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,767              $5,817                $(198)
                                    =========            ========             ========

(m) Funded as of July 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  DREYFUS PREMIER       EATON VANCE         EATON VANCE
                                     SMALL CAP           LARGE-CAP            DIVIDEND
                                    VALUE FUND          VALUE FUND          BUILDER FUND
                                 SUB-ACCOUNT (VV)       SUB-ACCOUNT       SUB-ACCOUNT (N)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $851                 $240
                                       -----              -------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (1)                (248)                 (88)
                                       -----              -------             --------
  Net investment income (loss)            (1)                 603                  152
                                       -----              -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (18)                  (1)                 116
 Net realized gain on
  distributions                           --                1,706                3,034
 Net unrealized appreciation
  (depreciation) of
  investments during the year             26                5,536               (1,245)
                                       -----              -------             --------
  Net gain (loss) on
   investments                             8                7,241                1,905
                                       -----              -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                             $7               $7,844               $2,057
                                       =====              =======             ========

(n) Funded as of January 12, 2007.

(vv) Sub-Account not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            ALGER CAPITAL
                                   EATON VANCE          EATON VANCE         APPRECIATION         ALGER MIDCAP
                                 WORLDWIDE HEALTH          INCOME           INSTITUTIONAL           GROWTH
                                  SCIENCES FUND        FUND OF BOSTON         PORTFOLIO       INSTITUTIONAL FUND
                                 SUB-ACCOUNT (N)      SUB-ACCOUNT (A)      SUB-ACCOUNT (K)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $3,891                 $ --                 $ --
                                      ------              --------            ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (6)                 (411)                (420)                (193)
                                      ------              --------            ---------            ---------
  Net investment income
   (loss)                                 (6)                3,480                 (420)                (193)
                                      ------              --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                    (2)                 (88)                   8
 Net realized gain on
  distributions                          200                    --                   --               38,361
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (185)               (2,020)              25,040              (25,662)
                                      ------              --------            ---------            ---------
  Net gain (loss) on
   investments                            15                (2,022)              24,952               12,707
                                      ------              --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $9                $1,458              $24,532              $12,514
                                      ======              ========            =========            =========

                                                                              FEDERATED
                                    FIDELITY             FIDELITY           FUND FOR U.S.
                                 ADVISOR EQUITY       ADVISOR VALUE           GOVERNMENT
                                  GROWTH FUND        STRATEGIES FUND       SECURITIES FUND
                                SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT (O)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                   $ --                $72
                                     ------             ----------               ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (33)                (2,575)                (9)
                                     ------             ----------               ----
  Net investment income
   (loss)                               (33)                (2,575)                63
                                     ------             ----------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5                   (830)                --
 Net realized gain on
  distributions                          --                115,311                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (240)               (93,765)                 9
                                     ------             ----------               ----
  Net gain (loss) on
   investments                         (235)                20,716                  9
                                     ------             ----------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $(268)               $18,141                $72
                                     ======             ==========               ====

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(o) Funded as of October 25, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     FEDERATED                                 FEDERATED
                                   MID CAP GROWTH          FEDERATED          SHORT-TERM
                                  STRATEGIES FUND        KAUFMAN FUND         INCOME FUND
                                  SUB-ACCOUNT (P)       SUB-ACCOUNT (G)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                    $ --             $5,948
                                        ----               ---------            -------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              --                    (690)              (478)
                                        ----               ---------            -------
  Net investment income (loss)            --                    (690)             5,470
                                        ----               ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                      83                243
 Net realized gain on
  distributions                            5                  21,313                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5)                 (7,420)              (556)
                                        ----               ---------            -------
  Net gain (loss) on
   investments                            --                  13,976               (313)
                                        ----               ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $ --                 $13,286             $5,157
                                        ====               =========            =======

(g)  Funded as of February 12, 2007.

(p) Funded as of October 29, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    TEMPLETON                                                         FRANKLIN
                                   DEVELOPING             FRANKLIN              TEMPLETON             SMALL CAP
                                  MARKETS TRUST       HIGH INCOME FUND      GLOBAL BOND FUND         VALUE FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (Q)        SUB-ACCOUNT (M)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,336                $294                 $1,735                 $3,346
                                    ---------              ------                -------              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,056)                (37)                  (185)                (1,906)
                                    ---------              ------                -------              ---------
  Net investment income
   (loss)                               7,280                 257                  1,550                  1,440
                                    ---------              ------                -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (633)                 --                    951                 (2,240)
 Net realized gain on
  distributions                        58,492                  --                     49                 15,287
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (38,630)               (244)                  (611)               (45,552)
                                    ---------              ------                -------              ---------
  Net gain (loss) on
   investments                         19,229                (244)                   389                (32,505)
                                    ---------              ------                -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,509                 $13                 $1,939               $(31,065)
                                    =========              ======                =======              =========


                                     MUTUAL              TEMPLETON            FRANKLIN
                                 DISCOVERY FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,227              $11,287              $18,255
                                    ---------            ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (2,679)              (3,365)              (3,397)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              12,548                7,922               14,858
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,773)              (6,198)              (1,222)
 Net realized gain on
  distributions                        16,881               54,966               23,260
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (26,904)             (74,342)             (45,575)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (12,796)             (25,574)             (23,537)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(248)            $(17,652)             $(8,679)
                                    =========            =========            =========

(a)  Funded as of March 21, 2007.

(m) Funded as of July 6, 2007.

(q) Funded as of July 19, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     FRANKLIN             FRANKLIN
                                     CAPITAL            BALANCE SHEET            MUTUAL
                                   GROWTH FUND         INVESTMENT FUND         BEACON FUND
                                 SUB-ACCOUNT (R)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1                  $47,231              $13,689
                                       ----              -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             --                  (19,705)              (1,636)
                                       ----              -----------            ---------
  Net investment income (loss)            1                   27,526               12,053
                                       ----              -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                    8,806               (2,549)
 Net realized gain on
  distributions                           3                  400,586               24,138
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5)                (623,162)             (52,464)
                                       ----              -----------            ---------
  Net gain (loss) on
   investments                           (2)                (213,770)             (30,875)
                                       ----              -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1)               $(186,244)            $(18,822)
                                       ====              ===========            =========

(r)  Funded as of June 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  FRANKLIN               FRANKLIN                FRANKLIN                FRANKLIN
                                   MUTUAL              SMALL-MID CAP            TEMPLETON            TEMPLETON GROWTH
                                 SHARES FUND            GROWTH FUND        CONSERVATIVE TARGET         TARGET FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (H)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $83,510                   $ --                 $230                   $2,487
                                 -----------            -----------               ------                 --------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                            (21,585)               (13,239)                 (56)                    (508)
                                 -----------            -----------               ------                 --------
  Net investment income
   (loss)                             61,925                (13,239)                 174                    1,979
                                 -----------            -----------               ------                 --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             2,385                  8,341                 (910)                  (2,962)
 Net realized gain on
  distributions                      107,543                262,623                  100                    2,358
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (135,363)              (109,764)                 (80)                    (767)
                                 -----------            -----------               ------                 --------
  Net gain (loss) on
   investments                       (25,435)               161,200                 (890)                  (1,371)
                                 -----------            -----------               ------                 --------
  Net increase (decrease)
   in net assets resulting
   from operations                   $36,490               $147,961                $(716)                    $608
                                 ===========            ===========               ======                 ========

                                    FRANKLIN
                               TEMPLETON MODERATE           TEMPLETON              GE PREMIER
                                  TARGET FUND             FOREIGN FUND         GROWTH EQUITY FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,257                   $58,989                 $ --
                                    --------               -----------               ------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                               (797)                  (25,119)                 (32)
                                    --------               -----------               ------
  Net investment income
   (loss)                              7,460                    33,870                  (32)
                                    --------               -----------               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            (1,707)                  155,115                    3
 Net realized gain on
  distributions                        6,905                   800,936                  799
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (5,678)                 (322,341)                (714)
                                    --------               -----------               ------
  Net gain (loss) on
   investments                          (480)                  633,710                   88
                                    --------               -----------               ------
  Net increase (decrease)
   in net assets resulting
   from operations                    $6,980                  $667,580                  $56
                                    ========               ===========               ======

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                      CAPITAL            CORE FIXED          GOVERNMENT
                                    GROWTH FUND         INCOME FUND          INCOME FUND
                                  SUB-ACCOUNT (D)     SUB-ACCOUNT (S)      SUB-ACCOUNT (T)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $25                 $205
                                       -----                ----                -----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (19)                 (5)                 (37)
                                       -----                ----                -----
  Net investment income (loss)           (19)                 20                  168
                                       -----                ----                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (1)                 --                   --
 Net realized gain on
  distributions                           23                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            108                  24                  402
                                       -----                ----                -----
  Net gain (loss) on
   investments                           130                  24                  402
                                       -----                ----                -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $111                 $44                 $570
                                       =====                ====                =====

(d) Funded as of April 10, 2007.

(s)  Funded as of July 23, 2007.

(t)  Funded as of July 3, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   GOLDMAN SACHS          GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                     GROWTH &                 GROWTH                 MID CAP              SMALL CAP
                                    INCOME FUND         OPPORTUNITIES FUND         VALUE FUND            VALUE FUND
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (D)           SUB-ACCOUNT         SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,883                 $ --                   $15,796                 $ --
                                    -----------               ------               -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (2,912)                 (36)                   (9,728)                (445)
                                    -----------               ------               -----------            ---------
  Net investment income
   (loss)                                 1,971                  (36)                    6,068                 (445)
                                    -----------               ------               -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,307)                  34                   (17,303)              (5,565)
 Net realized gain on
  distributions                          82,995                  569                   346,855               37,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (104,307)                (214)                 (394,176)             (47,352)
                                    -----------               ------               -----------            ---------
  Net gain (loss) on
   investments                          (24,619)                 389                   (64,624)             (15,399)
                                    -----------               ------               -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(22,648)                $353                  $(58,556)            $(15,844)
                                    ===========               ======               ===========            =========

                                                       JOHN HANCOCK
                                  GOLDMAN SACHS          SMALL CAP         HARTFORD ADVISERS
                                 HIGH YIELD FUND        EQUITY FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $23,337                 $ --               $131,598
                                    ---------            ---------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (2,340)             (10,750)               (34,370)
                                    ---------            ---------            -----------
  Net investment income
   (loss)                              20,997              (10,750)                97,228
                                    ---------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,133)              23,881                  5,205
 Net realized gain on
  distributions                            --                   --                629,319
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (19,589)               4,562               (409,432)
                                    ---------            ---------            -----------
  Net gain (loss) on
   investments                        (20,722)              28,443                225,092
                                    ---------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $275              $17,693               $322,320
                                    =========            =========            ===========

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              HARTFORD TOTAL        HARTFORD CAPITAL
                                    HARTFORD LARGECAP          RETURN BOND            APPRECIATION
                                     GROWTH HLS FUND             HLS FUND               HLS FUND
                                  SUB-ACCOUNT (U)(V)(W)        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $917                 $451,863                 $30,160
                                        ---------               ----------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (1,169)                 (48,973)               (153,343)
                                        ---------               ----------            ------------
  Net investment income (loss)               (252)                 402,890                (123,183)
                                        ---------               ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     6,273                   (5,657)                 65,750
 Net realized gain on
  distributions                            10,198                       --               4,225,639
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (12,894)                 (87,652)               (540,840)
                                        ---------               ----------            ------------
  Net gain (loss) on
   investments                              3,577                  (93,309)              3,750,549
                                        ---------               ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $3,325                 $309,581              $3,627,366
                                        =========               ==========            ============

(u) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(v)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(w) Funded as of February 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 HARTFORD DIVIDEND      HARTFORD GLOBAL      HARTFORD GLOBAL       HARTFORD GLOBAL
                                    AND GROWTH             ADVISERS           COMMUNICATIONS            HEALTH
                                     HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (X)         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $163,910                 $952                 $1                     $946
                                    -----------            ---------               ----               ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (60,978)                (807)                --                   (5,446)
                                    -----------            ---------               ----               ----------
  Net investment income
   (loss)                               102,932                  145                  1                   (4,500)
                                    -----------            ---------               ----               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  66,504                   49                 --                    2,706
 Net realized gain on
  distributions                         769,236                7,930                 --                  124,400
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (227,041)               5,322                 (1)                 (80,767)
                                    -----------            ---------               ----               ----------
  Net gain (loss) on
   investments                          608,699               13,301                 (1)                  46,339
                                    -----------            ---------               ----               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $711,631              $13,446               $ --                  $41,839
                                    ===========            =========               ====               ==========

                                HARTFORD GLOBAL      HARTFORD GLOBAL
                                     GROWTH            TECHNOLOGY          HARTFORD GROWTH
                                    HLS FUND            HLS FUND              HLS FUND
                                SUB-ACCOUNT (R)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --                   $ --                   $29
                                      ----              ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            --                 (1,351)               (1,244)
                                      ----              ---------             ---------
  Net investment income
   (loss)                               --                 (1,351)               (1,215)
                                      ----              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                  1,614                  (124)
 Net realized gain on
  distributions                          8                     --                11,955
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5)                22,256                10,390
                                      ----              ---------             ---------
  Net gain (loss) on
   investments                           3                 23,870                22,221
                                      ----              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3                $22,519               $21,006
                                      ====              =========             =========

(r)  Funded as of June 1, 2007.

(x)  Funded as of November 16, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  HARTFORD GROWTH                            HARTFORD INTERNATIONAL
                                   OPPORTUNITIES        HARTFORD INDEX               GROWTH
                                     HLS FUND              HLS FUND                 HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT (Y)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $150               $113,682                    $863
                                     ---------            -----------               ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (1,560)               (40,483)                   (833)
                                     ---------            -----------               ---------
  Net investment income (loss)          (1,410)                73,199                      30
                                     ---------            -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     96                 31,912                   3,435
 Net realized gain on
  distributions                         55,549                383,478                  21,886
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (13,371)              (193,954)                  1,523
                                     ---------            -----------               ---------
  Net gain (loss) on
   investments                          42,274                221,436                  26,844
                                     ---------            -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $40,864               $294,635                 $26,874
                                     =========            ===========               =========

(y) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             HARTFORD INTERNATIONAL                              HARTFORD MONEY       HARTFORD MORTGAGE
                                 OPPORTUNITIES           HARTFORD MIDCAP             MARKET              SECURITIES
                                    HLS FUND                 HLS FUND               HLS FUND              HLS FUND
                                SUB-ACCOUNT (Z)            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $12                     $41,300              $197,669               $45,446
                                     ------                ------------            ----------             ---------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                                (3)                    (41,027)              (19,826)               (6,082)
                                     ------                ------------            ----------             ---------
  Net investment income
   (loss)                                 9                         273               177,843                39,364
                                     ------                ------------            ----------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               --                      64,613                    --                  (282)
 Net realized gain on
  distributions                         234                   1,294,803                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (219)                   (230,900)                   --               (17,339)
                                     ------                ------------            ----------             ---------
  Net gain (loss) on
   investments                           15                   1,128,516                    --               (17,621)
                                     ------                ------------            ----------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                      $24                  $1,128,789              $177,843               $21,743
                                     ======                ============            ==========             =========

                               HARTFORD SMALL       HARTFORD SMALLCAP
                                  COMPANY                 GROWTH             HARTFORD STOCK
                                  HLS FUND               HLS FUND               HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $5,381                   $75                  $43,682
                                 ----------              --------              -----------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (17,725)                 (258)                 (21,396)
                                 ----------              --------              -----------
  Net investment income
   (loss)                           (12,344)                 (183)                  22,286
                                 ----------              --------              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           64,091                    36                   12,045
 Net realized gain on
  distributions                     363,403                 2,700                  603,441
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (69,174)               (3,980)                (414,123)
                                 ----------              --------              -----------
  Net gain (loss) on
   investments                      358,320                (1,244)                 201,363
                                 ----------              --------              -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $345,976               $(1,427)                $223,649
                                 ==========              ========              ===========

(z)  Funded as of September 28, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   HARTFORD VALUE        HOTCHKIS AND WILEY
                                    OPPORTUNITIES             LARGE CAP             AIM FINANCIAL
                                      HLS FUND               VALUE FUND             SERVICES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $10,713                  $6,335                  $8,089
                                     -----------             -----------             -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (3,416)                 (4,255)                 (3,393)
                                     -----------             -----------             -----------
  Net investment income (loss)             7,297                   2,080                   4,696
                                     -----------             -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (466)                 (7,949)                  1,845
 Net realized gain on
  distributions                          126,794                  60,274                  53,229
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (227,163)               (150,288)               (177,730)
                                     -----------             -----------             -----------
  Net gain (loss) on
   investments                          (100,835)                (97,963)               (122,656)
                                     -----------             -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(93,538)               $(95,883)              $(117,960)
                                     ===========             ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                             IVY GLOBAL
                                   AIM LEISURE        AIM TECHNOLOGY           NATURAL           JANUS ADVISER
                                      FUND                 FUND            RESOURCES FUND          FORTY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (N)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,618                 $ --               $7,249                $1,239
                                    ---------            ---------            ---------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (4,485)              (2,033)              (1,107)              (12,897)
                                    ---------            ---------            ---------            ----------
  Net investment income
   (loss)                                 133               (2,033)               6,142               (11,658)
                                    ---------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,471                  590                    2                26,654
 Net realized gain on
  distributions                        43,556                   --               34,265                   443
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (61,343)              18,735                   79               702,452
                                    ---------            ---------            ---------            ----------
  Net gain (loss) on
   investments                         (8,316)              19,325               34,346               729,549
                                    ---------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(8,183)             $17,292              $40,488              $717,891
                                    =========            =========            =========            ==========

                                  JANUS ADVISER                                 KEELEY
                                  INTERNATIONAL         JANUS ADVISER          SMALL CAP
                                   GROWTH FUND         WORLDWIDE FUND         VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $33,376                 $452                 $ --
                                    ----------            ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (15,157)              (1,707)              (5,953)
                                    ----------            ---------            ---------
  Net investment income
   (loss)                               18,219               (1,255)              (5,953)
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,007                7,024              (10,412)
 Net realized gain on
  distributions                        161,991                   --               33,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year          363,280               15,318               16,842
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                         535,278               22,342               40,238
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $553,497              $21,087              $34,285
                                    ==========            =========            =========

(n) Funded as of January 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                              LORD ABBETT
                                    LORD ABBETT          LORD ABBETT              BOND
                                  AFFILIATED FUND       ALL VALUE FUND       DEBENTURE FUND
                                  SUB-ACCOUNT (S)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30                   $127                $854
                                       -----               --------              ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (11)                   (90)               (189)
                                       -----               --------              ------
  Net investment income (loss)            19                     37                 665
                                       -----               --------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1                 (5,296)                 --
 Net realized gain on
  distributions                          254                  1,805                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (97)                (1,981)               (154)
                                       -----               --------              ------
  Net gain (loss) on
   investments                           158                 (5,472)               (154)
                                       -----               --------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $177                $(5,435)               $511
                                       =====               ========              ======

(e)  Funded as of May 11, 2007.

(h) Funded as of June 4, 2007.

(s)  Funded as of July 23, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                    AMERICA'S              SMALL CAP            INTERNATIONAL           LEGG MASON
                                    VALUE FUND             BLEND FUND          CORE EQUITY FUND         VALUE FUND
                                 SUB-ACCOUNT (AA)       SUB-ACCOUNT (BB)       SUB-ACCOUNT (CC)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                      $ --                $ --                     $ --
                                       ----                ----------                ----               ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             --                    (4,000)                 --                   (4,371)
                                       ----                ----------                ----               ----------
  Net investment income
   (loss)                                --                    (4,000)                 --                   (4,371)
                                       ----                ----------                ----               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                     3,505                  --                   (5,584)
 Net realized gain on
  distributions                           1                    83,523                   3                   44,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1)                  (47,921)                 (3)                 (82,062)
                                       ----                ----------                ----               ----------
  Net gain (loss) on
   investments                           --                    39,107                  --                  (42,835)
                                       ----                ----------                ----               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $ --                   $35,107                $ --                 $(47,206)
                                       ====                ==========                ====               ==========

                                      MARSHALL             MASSACHUSETTS
                                      MID-CAP            INVESTORS GROWTH           MFS HIGH
                                     VALUE FUND             STOCK FUND            INCOME FUND
                                  SUB-ACCOUNT (DD)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $320                  $6,916               $43,744
                                     ----------             -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (263)                 (8,463)               (3,847)
                                     ----------             -----------            ----------
  Net investment income
   (loss)                                    57                  (1,547)               39,897
                                     ----------             -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (12)                  9,225                (1,790)
 Net realized gain on
  distributions                          12,170                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (15,842)                174,611               (34,955)
                                     ----------             -----------            ----------
  Net gain (loss) on
   investments                           (3,684)                183,836               (36,745)
                                     ----------             -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,627)               $182,289                $3,152
                                     ==========             ===========            ==========

(aa) Funded as of December 4, 2007.

(bb) Formerly Lord Abbett Small-Cap Blend Fund. Change effective August 15,
     2007.

(cc) Funded as of November 14, 2007.

(dd) Funded as of April 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                         MFS
                                  INTERNATIONAL NEW        MFS MID CAP         MFS STRATEGIC
                                   DISCOVERY FUND          GROWTH FUND           VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (EE)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,637                  $ --                 $143
                                      ---------             ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (1,308)               (4,997)                 (54)
                                      ---------             ---------             --------
  Net investment income (loss)              329                (4,997)                  89
                                      ---------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     972                 5,265                   (1)
 Net realized gain on
  distributions                          32,221                    --                4,396
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (24,770)               51,411               (5,976)
                                      ---------             ---------             --------
  Net gain (loss) on
   investments                            8,423                56,676               (1,581)
                                      ---------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $8,752               $51,679              $(1,492)
                                      =========             =========             ========

(ee) Funded as of October 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    MFS TOTAL               MFS                   MFS               MFS RESEARCH
                                   RETURN FUND         UTILITIES FUND          VALUE FUND            BOND FUND
                                SUB-ACCOUNT (FF)        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (GG)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10                 $48,315               $22,170                $11
                                     ------              ----------            ----------               ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (5)                (16,992)              (11,943)                (3)
                                     ------              ----------            ----------               ----
  Net investment income
   (loss)                                 5                  31,323                10,227                  8
                                     ------              ----------            ----------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1                  20,709                37,096                 --
 Net realized gain on
  distributions                         117                 157,098               125,437                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (124)                332,947               (50,755)                79
                                     ------              ----------            ----------               ----
  Net gain (loss) on
   investments                           (6)                510,754               111,778                 79
                                     ------              ----------            ----------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1)               $542,077              $122,005                $87
                                     ======              ==========            ==========               ====

                                                             BLACKROCK            BLACKROCK
                                      MFS CORE                GLOBAL          GLOBAL FINANCIAL
                                     EQUITY FUND          ALLOCATION FUND       SERVICES FUND
                                SUB-ACCOUNT (HH)(II)      SUB-ACCOUNT (K)      SUB-ACCOUNT (N)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $27,933                 $904
                                     -----------             ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (5,071)               (4,544)                (593)
                                     -----------             ---------            ---------
  Net investment income
   (loss)                                 (5,071)               23,389                  311
                                     -----------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  206,975                  (310)                  (4)
 Net realized gain on
  distributions                           69,365                59,877               26,771
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (183,694)              (14,800)             (36,746)
                                     -----------             ---------            ---------
  Net gain (loss) on
   investments                            92,646                44,767               (9,979)
                                     -----------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $87,575               $68,156              $(9,668)
                                     ===========             =========            =========

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(ff) Funded as of August 20, 2007.

(gg) Funded as of December 18, 2007.

(hh) Effective June 22, 2007, MFS Capital Opportunities Fund merged with the MFS Core Equity Fund.

(ii) From inception June 7, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     BLACKROCK             BLACKROCK             BLACKROCK
                                     LARGE CAP               VALUE               SMALL CAP
                                     CORE FUND         OPPORTUNITIES FUND       GROWTH FUND
                                  SUB-ACCOUNT (L)       SUB-ACCOUNT (F)       SUB-ACCOUNT (JJ)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                   $ --
                                     ---------               ------               --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (595)                  (5)                  (164)
                                     ---------               ------               --------
  Net investment income (loss)            (595)                  (5)                  (164)
                                     ---------               ------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (13)                 (34)                   (10)
 Net realized gain on
  distributions                         13,577                   52                  6,513
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (14,572)                (182)                (5,095)
                                     ---------               ------               --------
  Net gain (loss) on
   investments                          (1,008)                (164)                 1,408
                                     ---------               ------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,603)               $(169)                $1,244
                                     =========               ======               ========

(f)  Funded as of October 31, 2007.

(l)  Funded as of July 2, 2007.

(jj) Funded as of April 17, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     BLACKROCK               MUNDER           NEUBERGER BERMAN            OAKMARK
                                   MID CAP VALUE           MIDCAP CORE            SOCIALLY             INTERNATIONAL
                                 OPPORTUNITIES FUND        GROWTH FUND         RESPONSIVE FUND        SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                 $264                  $18,187
                                      --------              ---------              -------              -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (131)                (1,343)                (221)                  (8,362)
                                      --------              ---------              -------              -----------
  Net investment income
   (loss)                                 (131)                (1,343)                  43                    9,825
                                      --------              ---------              -------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     10                  1,362                   (1)                  (5,563)
 Net realized gain on
  distributions                          3,423                  4,466                1,603                  566,915
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (3,766)                28,083                  485                 (776,223)
                                      --------              ---------              -------              -----------
  Net gain (loss) on
   investments                            (333)                33,911                2,087                 (214,871)
                                      --------              ---------              -------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(464)               $32,568               $2,130                $(205,046)
                                      ========              =========              =======              ===========

                                    OPPENHEIMER                                   OPPENHEIMER
                                      CAPITAL              OPPENHEIMER           INTERNATIONAL
                                 APPRECIATION FUND         GLOBAL FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (KK)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $40,954                 $59
                                     ----------             ----------               -----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (13,050)               (25,857)                (21)
                                     ----------             ----------               -----
  Net investment income
   (loss)                               (13,050)                15,097                  38
                                     ----------             ----------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  29,561                 35,261                  --
 Net realized gain on
  distributions                          40,194                218,519                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  174,355                (81,763)                (37)
                                     ----------             ----------               -----
  Net gain (loss) on
   investments                          244,110                172,017                 (37)
                                     ----------             ----------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $231,060               $187,114                  $1
                                     ==========             ==========               =====

(kk) Funded as of June 13, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                    OPPENHEIMER          OPPENHEIMER
                                    MAIN STREET           DEVELOPING          OPPENHEIMER
                                  SMALL CAP FUND         MARKETS FUND         EQUITY FUND
                                  SUB-ACCOUNT (G)        SUB-ACCOUNT        SUB-ACCOUNT (LL)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $720               $11,978                 $5
                                     ---------            ----------             ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (815)               (6,897)                (1)
                                     ---------            ----------             ------
  Net investment income (loss)             (95)                5,081                  4
                                     ---------            ----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (866)                3,307                 --
 Net realized gain on
  distributions                         28,954               166,120                143
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (46,395)              155,830               (141)
                                     ---------            ----------             ------
  Net gain (loss) on
   investments                         (18,307)              325,257                  2
                                     ---------            ----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(18,402)             $330,338                 $6
                                     =========            ==========             ======

(g)  Funded as of February 12, 2007.

(ll) Funded as of November 19, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   OPPENHEIMER         OPPENHEIMER        OPPENHEIMER         OPPENHEIMER
                                  INTERNATIONAL     SMALL- & MID- CAP     MAIN STREET       GOLD & SPECIAL
                                    BOND FUND          VALUE FUND      OPPORTUNITY FUND       METALS FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT (MM)      SUB-ACCOUNT       SUB-ACCOUNT (N)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,293                $ --             $1,046              $2,269
                                    ---------           ---------          ---------           ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (885)             (2,075)              (374)               (529)
                                    ---------           ---------          ---------           ---------
  Net investment income
   (loss)                              11,408              (2,075)               672               1,740
                                    ---------           ---------          ---------           ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    16                  67                 (1)                 34
 Net realized gain on
  distributions                         1,134              50,260             12,273               4,428
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (971)            (54,299)           (14,199)             11,569
                                    ---------           ---------          ---------           ---------
  Net gain (loss) on
   investments                            179              (3,972)            (1,927)             16,031
                                    ---------           ---------          ---------           ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,587             $(6,047)           $(1,255)            $17,771
                                    =========           =========          =========           =========

                                                      PIMCO
                                    PIMCO        EMERGING MARKETS          PIMCO
                                TOTAL RETURN        BOND FUND         REAL RETURN FUND
                               SUB-ACCOUNT (G)   SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,535             $2,192               $49,782
                                   -------           --------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (517)              (371)               (6,690)
                                   -------           --------            ----------
  Net investment income
   (loss)                            2,018              1,821                43,092
                                   -------           --------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5                (13)                   61
 Net realized gain on
  distributions                      1,319              4,955                47,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year        3,725             (5,688)               33,392
                                   -------           --------            ----------
  Net gain (loss) on
   investments                       5,049               (746)               80,789
                                   -------           --------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $7,067             $1,075              $123,881
                                   =======           ========            ==========

(a)  Funded as of March 21, 2007.

(g)  Funded as of February 12, 2007.

(n) Funded as of January 12, 2007.

(mm) Funded as of January 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            PIONEER              PIONEER
                                      PIONEER              SMALL CAP            STRATEGIC
                                  HIGH YIELD FUND         VALUE FUND           INCOME FUND
                                  SUB-ACCOUNT (K)      SUB-ACCOUNT (NN)      SUB-ACCOUNT (OO)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,629                  $ --               $6,096
                                      --------             ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (320)                 (288)                (471)
                                      --------             ---------             --------
  Net investment income (loss)           2,309                  (288)               5,625
                                      --------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (44)                   --                   (1)
 Net realized gain on
  distributions                          4,064                15,225                  515
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (5,212)              (21,353)              (1,012)
                                      --------             ---------             --------
  Net gain (loss) on
   investments                          (1,192)               (6,128)                (498)
                                      --------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,117               $(6,416)              $5,127
                                      ========             =========             ========

(k) Funded as of February 1, 2007.

(nn) From inception January 5, 2007 to December 31, 2007.

(oo) Funded as of February 16, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                   PIONEER             PUTNAM
                                   MID CAP          INTERNATIONAL            PUTNAM                PUTNAM
                                  VALUE FUND         EQUITY FUND         INVESTORS FUND          VISTA FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (PP)      SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $34              $69,773               $ --                  $ --
                                    ------            ---------               ----                  ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (42)              (8,351)                --                    (1)
                                    ------            ---------               ----                  ----
  Net investment income
   (loss)                               (8)              61,422                 --                    (1)
                                    ------            ---------               ----                  ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               (2,688)                --                    --
 Net realized gain on
  distributions                        461              413,119                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                (659)            (309,359)                (1)                   (7)
                                    ------            ---------               ----                  ----
  Net gain (loss) on
   investments                        (198)             101,072                 (1)                   (7)
                                    ------            ---------               ----                  ----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(206)            $162,494                $(1)                  $(8)
                                    ======            =========               ====                  ====

                                                                          LEGG MASON
                                    PUTNAM                                 PARTNERS
                                  SMALL CAP          ROYCE VALUE          SMALL CAP
                                 GROWTH FUND          PLUS FUND          GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (F)
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --               $6,175               $ --
                                    ------            ---------             ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (20)              (2,949)                (5)
                                    ------            ---------             ------
  Net investment income
   (loss)                              (20)               3,226                 (5)
                                    ------            ---------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               (4,989)               (83)
 Net realized gain on
  distributions                        289               21,321                307
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                (323)             (31,771)              (242)
                                    ------            ---------             ------
  Net gain (loss) on
   investments                         (34)             (15,439)               (18)
                                    ------            ---------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(54)            $(12,213)              $(23)
                                    ======            =========             ======

(b) Funded as of April 12, 2007.

(f)  Funded as of October 31, 2007.

(pp) From inception April 26, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                    DWS DREMAN              SSGA
                                    HIGH RETURN            S&P 500            DWS GLOBAL
                                    EQUITY FUND          INDEX FUND          THEMATIC FUND
                                  SUB-ACCOUNT (N)        SUB-ACCOUNT       SUB-ACCOUNT (QQ)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,564              $11,659                 $921
                                     ---------            ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (481)              (6,124)                (475)
                                     ---------            ---------            ---------
  Net investment income (loss)           1,083                5,535                  446
                                     ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (38)                (715)                   4
 Net realized gain on
  distributions                          7,548                   --               23,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (13,774)              23,940              (21,106)
                                     ---------            ---------            ---------
  Net gain (loss) on
   investments                          (6,264)              23,225                2,501
                                     ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(5,181)             $28,760               $2,947
                                     =========            =========            =========

(n) Funded as of January 12, 2007.

(qq) From inception January 5, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    LEGG MASON
                                     PARTNERS            BLACKROCK            THORNBURG
                                    AGGRESSIVE         SMALL/MID-CAP        INTERNATIONAL          THORNBURG
                                   GROWTH FUND          GROWTH FUND          VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (RR)     SUB-ACCOUNT (B)     SUB-ACCOUNT (SS)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $ --                  $646                 $260
                                     --------              ------             ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (113)                 (5)               (1,110)                (316)
                                     --------              ------             ---------            ---------
  Net investment income
   (loss)                                (113)                 (5)                 (464)                 (56)
                                     --------              ------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    51                  --                   203                   68
 Net realized gain on
  distributions                            --                 341                29,282               14,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,431)               (264)              (14,144)             (20,434)
                                     --------              ------             ---------            ---------
  Net gain (loss) on
   investments                         (2,380)                 77                15,341               (5,736)
                                     --------              ------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,493)                $72               $14,877              $(5,792)
                                     ========              ======             =========            =========


                                                            VICTORY              VICTORY
                                     THORNBURG            DIVERSIFIED            SPECIAL
                                  CORE GROWTH FUND         STOCK FUND          VALUE FUND
                                  SUB-ACCOUNT (K)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $647               $1,534
                                      --------              --------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (1,353)                 (617)              (1,996)
                                      --------              --------            ---------
  Net investment income
   (loss)                               (1,353)                   30                 (462)
                                      --------              --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    958                    15               (1,093)
 Net realized gain on
  distributions                            224                 9,660               19,110
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,968                (4,154)              (6,260)
                                      --------              --------            ---------
  Net gain (loss) on
   investments                           6,150                 5,521               11,757
                                      --------              --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,797                $5,551              $11,295
                                      ========              ========            =========

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(rr) Funded as of July 11, 2007.

(ss) Funded as of April 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     VAN KAMPEN
                                     SMALL CAP             VAN KAMPEN
                                    GROWTH FUND           COMSTOCK FUND
                                  SUB-ACCOUNT (RR)         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $53,156
                                      --------             -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (136)                 (9,694)
                                      --------             -----------
  Net investment income (loss)            (136)                 43,462
                                      --------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                  24,669
 Net realized gain on
  distributions                          3,302                 195,083
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,107)               (434,672)
                                      --------             -----------
  Net gain (loss) on
   investments                           2,195                (214,920)
                                      --------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,059               $(171,458)
                                      ========             ===========

(rr) Funded as of July 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    VAN KAMPEN             VAN KAMPEN            VAN KAMPEN
                                    EQUITY AND             GROWTH AND             MID CAP
                                    INCOME FUND           INCOME FUND           GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (TT)      SUB-ACCOUNT (UU)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $406,948                 $681                 $ --
                                    -----------             --------               ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (88,419)                (277)                 (19)
                                    -----------             --------               ------
  Net investment income
   (loss)                               318,529                  404                  (19)
                                    -----------             --------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  42,540                    1                   --
 Net realized gain on
  distributions                         697,886                4,624                  722
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (697,621)              (7,299)                (566)
                                    -----------             --------               ------
  Net gain (loss) on
   investments                           42,805               (2,674)                 156
                                    -----------             --------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $361,334              $(2,270)                $137
                                    ===========             ========               ======

                                   VAN KAMPEN              SELIGMAN                LEGG MASON
                                   REAL ESTATE        COMMUNICATIONS AND       PARTNERS SMALL CAP
                                 SECURITIES FUND       INFORMATION FUND            VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT (T)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $800                 $ --                     $ --
                                    ---------                -----                   ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (498)                 (24)                      (2)
                                    ---------                -----                   ------
  Net investment income
   (loss)                                 302                  (24)                      (2)
                                    ---------                -----                   ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (211)                 (69)                      --
 Net realized gain on
  distributions                        19,455                   --                      161
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (36,683)                 106                     (196)
                                    ---------                -----                   ------
  Net gain (loss) on
   investments                        (17,439)                  37                      (35)
                                    ---------                -----                   ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(17,137)                 $13                     $(37)
                                    =========                =====                   ======

(a)  Funded as of March 21, 2007.

(t)  Funded as of July 3, 2007.

(tt) Funded as of April 9, 2007.

(uu) Funded as of June 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   AMERICAN CENTURY                               AMERICAN CENTURY
                                        EQUITY             AMERICAN CENTURY           SMALL CAP
                                      INCOME FUND            ULTRA(R) FUND           VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $126,610                 $(116)                   $11
 Net realized gain (loss) on
  security transactions                      9,884                   (26)                    22
 Net realized gain on
  distributions                            571,141                 3,293                  3,660
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (628,032)               (1,218)                (4,526)
                                     -------------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                79,603                 1,933                   (833)
                                     -------------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                               1,350,216                 5,968                  5,648
 Net transfers                            (180,023)                   --                    (31)
 Surrenders for benefit
  payments and fees                     (1,236,778)               (1,966)                  (907)
 Net loan activity                            (135)                   --                    (10)
                                     -------------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (66,720)                4,002                  4,700
                                     -------------             ---------              ---------
 Net increase (decrease) in
  net assets                                12,883                 5,935                  3,867
NET ASSETS:
 Beginning of year                       6,775,066                 7,890                 14,766
                                     -------------             ---------              ---------
 End of year                            $6,787,949               $13,825                $18,633
                                     =============             =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 AMERICAN CENTURY                              AMERICAN CENTURY       AMERICAN CENTURY
                                   LARGE COMPANY        AMERICAN CENTURY      INFLATION-ADJUSTED           EQUITY
                                    VALUE FUND           VISTA(SM) FUND            BOND FUND            GROWTH FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT (B)       SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1                    $(349)                  $97                 $ --
 Net realized gain (loss) on
  security transactions                   (1)                     676                    --                   --
 Net realized gain on
  distributions                           11                    5,666                    --                    3
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (38)                   6,397                   540                   (3)
                                       -----                ---------               -------                 ----
 Net increase (decrease) in
  net assets resulting from
  operations                             (27)                  12,390                   637                   --
                                       -----                ---------               -------                 ----
UNIT TRANSACTIONS:
 Purchases                               247                   32,315                 4,974                   69
 Net transfers                           168                    1,739                 3,818                   --
 Surrenders for benefit
  payments and fees                       (3)                  (4,197)                  (15)                  --
 Net loan activity                        --                       (2)                   --                   --
                                       -----                ---------               -------                 ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      412                   29,855                 8,777                   69
                                       -----                ---------               -------                 ----
 Net increase (decrease) in
  net assets                             385                   42,245                 9,414                   69
NET ASSETS:
 Beginning of year                        --                   21,323                    --                   --
                                       -----                ---------               -------                 ----
 End of year                            $385                  $63,568                $9,414                  $69
                                       =====                =========               =======                 ====


                                     AIM BASIC             AIM EUROPEAN        AIM INTERNATIONAL
                                     VALUE FUND            GROWTH FUND            GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)        SUB-ACCOUNT (D)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,650)               $1,752                  $139
 Net realized gain (loss) on
  security transactions                    6,959                    27                    11
 Net realized gain on
  distributions                          375,276                11,770                 2,970
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (350,546)              (12,798)               (5,092)
                                    ------------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,039                   751                (1,972)
                                    ------------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                               485,658                95,968                17,882
 Net transfers                          (337,133)               82,111                48,129
 Surrenders for benefit
  payments and fees                     (348,177)                  (21)                 (432)
 Net loan activity                            (5)                   --                    --
                                    ------------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (199,657)              178,058                65,579
                                    ------------            ----------             ---------
 Net increase (decrease) in
  net assets                            (175,618)              178,809                63,607
NET ASSETS:
 Beginning of year                     2,729,856                    --                    --
                                    ------------            ----------             ---------
 End of year                          $2,554,238              $178,809               $63,607
                                    ============            ==========             =========

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(c)  Funded as of November 28, 2007.

(d) Funded as of April 10, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                    AIM MID CAP         AIM SMALL CAP            AIM REAL
                                 CORE EQUITY FUND        GROWTH FUND            ESTATE FUND
                                  SUB-ACCOUNT (E)        SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $752               $(3,309)               $11,462
 Net realized gain (loss) on
  security transactions                     --                 2,066                 (4,804)
 Net realized gain on
  distributions                         11,356                52,643                183,833
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,105)               (8,824)              (361,758)
                                     ---------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 3                42,576               (171,267)
                                     ---------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                              14,351                72,269                494,446
 Net transfers                          56,642                48,205                227,576
 Surrenders for benefit
  payments and fees                         (6)              (72,122)               (21,354)
 Net loan activity                          --                    --                    (67)
                                     ---------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     70,987                48,352                700,601
                                     ---------            ----------            -----------
 Net increase (decrease) in
  net assets                            70,990                90,928                529,334
NET ASSETS:
 Beginning of year                          --               408,789                437,447
                                     ---------            ----------            -----------
 End of year                           $70,990              $499,717               $966,781
                                     =========            ==========            ===========

(e)  Funded as of May 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                         ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                 AIM SMALL CAP       DOMINI SOCIAL           BALANCED             GROWTH AND
                                  EQUITY FUND         EQUITY FUND           SHARES FUND           INCOME FUND
                                SUB-ACCOUNT (C)       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $ --                  $(21)                $2,345                 $1
 Net realized gain (loss) on
  security transactions                 --                    78                    693                 --
 Net realized gain on
  distributions                          2                   179                 12,455                  8
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2)                 (285)               (13,335)                (9)
                                      ----              --------            -----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                            --                   (49)                 2,158                 --
                                      ----              --------            -----------              -----
UNIT TRANSACTIONS:
 Purchases                              80                 1,899                 51,537                113
 Net transfers                          --                 1,039                149,680                 --
 Surrenders for benefit
  payments and fees                     --                (1,513)              (127,382)                (3)
 Net loan activity                      --                    (7)                    --                 --
                                      ----              --------            -----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     80                 1,418                 73,835                110
                                      ----              --------            -----------              -----
 Net increase (decrease) in
  net assets                            80                 1,369                 75,993                110
NET ASSETS:
 Beginning of year                      --                 2,062                 94,870                 --
                                      ----              --------            -----------              -----
 End of year                           $80                $3,431               $170,863               $110
                                      ====              ========            ===========              =====

                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                  INTERNATIONAL          INTERNATIONAL              GLOBAL
                                   GROWTH FUND             VALUE FUND             VALUE FUND
                                 SUB-ACCOUNT (G)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $383                 $19,544                  $537
 Net realized gain (loss) on
  security transactions                    (19)                 21,161                 2,993
 Net realized gain on
  distributions                          7,190                  77,935                 8,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,870)                (98,668)               (8,610)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,684                  19,972                 2,923
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             120,522                 748,955                41,754
 Net transfers                          38,131                 676,479                 1,302
 Surrenders for benefit
  payments and fees                     (1,617)                (65,773)              (22,226)
 Net loan activity                          --                     (79)                   --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    157,036               1,359,582                20,830
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           162,720               1,379,554                23,753
NET ASSETS:
 Beginning of year                          --                 424,534                76,591
                                    ----------            ------------            ----------
 End of year                          $162,720              $1,804,088              $100,344
                                    ==========            ============            ==========

(c)  Funded as of November 28, 2007.

(f)  Funded as of October 31, 2007.

(g)  Funded as of February 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       AMERICAN FUNDS         AMERICAN FUNDS
                                  AMERICAN FUNDS          AMERICAN            CAPITAL INCOME
                                    AMCAP FUND          BALANCED FUND          BUILDER FUND
                                  SUB-ACCOUNT (D)      SUB-ACCOUNT (E)       SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(14)                $200                  $9,879
 Net realized gain (loss) on
  security transactions                     28                    2                  (1,838)
 Net realized gain on
  distributions                          1,268                  978                 137,362
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (987)              (1,821)               (130,564)
                                     ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               295                 (641)                 14,839
                                     ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              28,209               23,744               1,877,462
 Net transfers                              --               21,622               1,254,320
 Surrenders for benefit
  payments and fees                     (3,165)                (515)                 (4,419)
 Net loan activity                         (16)                  (6)                    (20)
                                     ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     25,028               44,845               3,127,343
                                     ---------            ---------            ------------
 Net increase (decrease) in
  net assets                            25,323               44,204               3,142,182
NET ASSETS:
 Beginning of year                          --                   --                      --
                                     ---------            ---------            ------------
 End of year                           $25,323              $44,204              $3,142,182
                                     =========            =========            ============

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                AMERICAN FUNDS         AMERICAN FUNDS                                   AMERICAN FUNDS
                                 EUROPACIFIC            FUNDAMENTAL            AMERICAN FUNDS              THE BOND
                                 GROWTH FUND           INVESTORS FUND       NEW PERSPECTIVE FUND       FUND OF AMERICA
                                 SUB-ACCOUNT          SUB-ACCOUNT (H)          SUB-ACCOUNT (D)         SUB-ACCOUNT (I)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $23,613                $3,071                  $1,269                   $6,233
 Net realized gain (loss)
  on security transactions             (3,326)               (3,474)                    (15)                     978
 Net realized gain on
  distributions                       131,524                16,132                   6,137                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (20,583)              (12,985)                 (6,459)                  (3,662)
                                 ------------            ----------               ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     131,228                 2,744                     932                    3,549
                                 ------------            ----------               ---------               ----------
UNIT TRANSACTIONS:
 Purchases                            829,881               354,062                  72,664                  348,330
 Net transfers                        846,409                    19                  29,393                   46,964
 Surrenders for benefit
  payments and fees                   (73,511)                3,519                  (3,071)                 (10,292)
 Net loan activity                        (65)                   --                     (32)                     (51)
                                 ------------            ----------               ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,602,714               357,600                  98,954                  384,951
                                 ------------            ----------               ---------               ----------
 Net increase (decrease)
  in net assets                     1,733,942               360,344                  99,886                  388,500
NET ASSETS:
 Beginning of year                    305,654                    --                      --                       --
                                 ------------            ----------               ---------               ----------
 End of year                       $2,039,596              $360,344                 $99,886                 $388,500
                                 ============            ==========               =========               ==========

                                AMERICAN FUNDS         AMERICAN FUNDS          AMERICAN FUNDS
                              THE GROWTH FUND OF         THE INCOME            THE INVESTMENT
                                 AMERICA FUND         FUND OF AMERICA        COMPANY OF AMERICA
                                 SUB-ACCOUNT          SUB-ACCOUNT (J)         SUB-ACCOUNT (D)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $23,279                $5,910                    $641
 Net realized gain (loss)
  on security transactions             86,006                 1,507                     172
 Net realized gain on
  distributions                       384,602                43,033                  13,762
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (215,909)              (56,585)                (22,304)
                                 ------------            ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     277,978                (6,135)                 (7,729)
                                 ------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                          2,968,356               467,877                 188,850
 Net transfers                      2,082,762               467,671                 103,979
 Surrenders for benefit
  payments and fees                  (188,694)               (3,197)                 (1,064)
 Net loan activity                       (434)                  (25)                     (8)
                                 ------------            ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            4,861,990               932,326                 291,757
                                 ------------            ----------              ----------
 Net increase (decrease)
  in net assets                     5,139,968               926,191                 284,028
NET ASSETS:
 Beginning of year                  1,748,525                    --                      --
                                 ------------            ----------              ----------
 End of year                       $6,888,493              $926,191                $284,028
                                 ============            ==========              ==========

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

(i)  Funded as of February 27, 2007.

(j)  Funded as of February 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                      THE NEW             WASHINGTON            AMERICAN
                                    ECONOMY FUND       MUTUAL INVESTORS        MUTUAL FUND
                                  SUB-ACCOUNT (I)         SUB-ACCOUNT        SUB-ACCOUNT (D)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,350                  $92                 $26
 Net realized gain (loss) on
  security transactions                  (3,946)                 (63)                 (6)
 Net realized gain on
  distributions                          33,850                1,643                 315
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,775)              (2,043)               (504)
                                     ----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,521)                (371)               (169)
                                     ----------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                              149,078               30,775               7,736
 Net transfers                          275,706                3,446                (229)
 Surrenders for benefit
  payments and fees                       2,243               (3,782)               (239)
 Net loan activity                           (3)                 (31)                 (5)
                                     ----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     427,024               30,408               7,263
                                     ----------            ---------             -------
 Net increase (decrease) in
  net assets                            422,503               30,037               7,094
NET ASSETS:
 Beginning of year                           --                  306                  --
                                     ----------            ---------             -------
 End of year                           $422,503              $30,343              $7,094
                                     ==========            =========             =======

(d) Funded as of April 10, 2007.

(i)  Funded as of February 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   AMERICAN FUNDS
                                      CAPITAL             AMERICAN FUNDS            ARIEL
                                   WORLD GROWTH &            SMALLCAP           APPRECIATION
                                    INCOME FUND             WORLD FUND              FUND              ARIEL FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (H)         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $39,954                $1,796                 $(49)               $(115)
 Net realized gain (loss) on
  security transactions                    5,239                (2,636)                (308)                (653)
 Net realized gain on
  distributions                          299,091                16,975                3,161                1,893
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (30,980)              (17,446)              (4,450)              (2,093)
                                    ------------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             313,304                (1,311)              (1,646)                (968)
                                    ------------            ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,523,737               182,906               17,965                4,500
 Net transfers                         1,761,596                  (964)                (733)               3,802
 Surrenders for benefit
  payments and fees                     (393,167)                2,696               (1,962)                  13
 Net loan activity                          (232)                   --                   (6)                  --
                                    ------------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,891,934               184,638               15,264                8,315
                                    ------------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets                           3,205,238               183,327               13,618                7,347
NET ASSETS:
 Beginning of year                     1,188,502                    --               21,711                8,013
                                    ------------            ----------            ---------            ---------
 End of year                          $4,393,740              $183,327              $35,329              $15,360
                                    ============            ==========            =========            =========


                                     ARTISAN
                                     MID CAP                LIFEPATH                LIFEPATH
                                    VALUE FUND           2010 PORTFOLIO          2020 PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,094)                $13,569                 $24,013
 Net realized gain (loss) on
  security transactions                   (688)                    369                     855
 Net realized gain on
  distributions                         96,562                  29,164                  71,739
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (97,015)                (41,070)                (90,095)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,235)                  2,032                   6,512
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             279,915                 264,776                 990,529
 Net transfers                         (49,594)                724,931                 527,719
 Surrenders for benefit
  payments and fees                    (65,272)                 (7,342)                (85,590)
 Net loan activity                         (60)                   (120)                    (50)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    164,989                 982,245               1,432,608
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           161,754                 984,277               1,439,120
NET ASSETS:
 Beginning of year                     694,904                  33,439                 596,498
                                    ----------            ------------            ------------
 End of year                          $856,658              $1,017,716              $2,035,618
                                    ==========            ============            ============

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                       LIFEPATH                LIFEPATH                 LIFEPATH
                                    2030 PORTFOLIO          2040 PORTFOLIO        RETIREMENT PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $20,107                 $11,369                  $2,054
 Net realized gain (loss) on
  security transactions                    (1,521)                    492                     (88)
 Net realized gain on
  distributions                            82,732                  45,249                   2,438
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (113,696)                (76,617)                 (2,646)
                                     ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (12,378)                (19,507)                  1,758
                                     ------------            ------------              ----------
UNIT TRANSACTIONS:
 Purchases                              1,086,719                 618,102                  62,305
 Net transfers                            484,918                 646,919                  19,236
 Surrenders for benefit
  payments and fees                       (21,342)                (34,837)                   (818)
 Net loan activity                            (95)                    (39)                     --
                                     ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,550,200               1,230,145                  80,723
                                     ------------            ------------              ----------
 Net increase (decrease) in
  net assets                            1,537,822               1,210,638                  82,481
NET ASSETS:
 Beginning of year                        381,266                 209,714                  23,317
                                     ------------            ------------              ----------
 End of year                           $1,919,088              $1,420,352                $105,798
                                     ============            ============              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         BLACKROCK          CALVERT SOCIAL
                                   BARON SMALL          GOVERNMENT         INVESTMENT FUND        CALVERT LARGE
                                    CAP FUND            INCOME FUND        EQUITY PORTFOLIO      CAP GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (E)        SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(321)                $151               $(1,664)               $(649)
 Net realized gain (loss) on
  security transactions                 1,366                   --                    (8)               1,840
 Net realized gain on
  distributions                         3,178                   --                15,873                1,364
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,042                  243                 5,028               10,369
                                    ---------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,265                  394                19,229               12,924
                                    ---------            ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             25,515                9,218               104,396               43,011
 Net transfers                        (38,327)               1,072                14,192              (34,123)
 Surrenders for benefit
  payments and fees                    (8,635)                 (32)               (1,463)              (5,762)
 Net loan activity                         (5)                  --                    --                   (7)
                                    ---------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (21,452)              10,258               117,125                3,119
                                    ---------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets                          (16,187)              10,652               136,354               16,043
NET ASSETS:
 Beginning of year                     65,320                   --               135,708              110,572
                                    ---------            ---------            ----------            ---------
 End of year                          $49,133              $10,652              $272,062             $126,615
                                    =========            =========            ==========            =========

                                 CALVERT SOCIAL        COLUMBIA MARSICO
                                   INVESTMENT            INTERNATIONAL         COLUMBIA MARSICO
                                    BOND FUND         OPPORTUNITIES FUND          GROWTH FUND
                                 SUB-ACCOUNT (K)        SUB-ACCOUNT (D)         SUB-ACCOUNT (L)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $452                    $82                   $(118)
 Net realized gain (loss) on
  security transactions                     4                     (2)                     34
 Net realized gain on
  distributions                           438                  1,364                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (124)                   332                     654
                                    ---------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              770                  1,776                     570
                                    ---------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                             19,178                 16,602                  46,225
 Net transfers                         29,152                     --                  28,476
 Surrenders for benefit
  payments and fees                      (864)                  (499)                    895
 Net loan activity                         (8)                    --                      --
                                    ---------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    47,458                 16,103                  75,596
                                    ---------              ---------               ---------
 Net increase (decrease) in
  net assets                           48,228                 17,879                  76,166
NET ASSETS:
 Beginning of year                         --                     --                      --
                                    ---------              ---------               ---------
 End of year                          $48,228                $17,879                 $76,166
                                    =========              =========               =========

(d) Funded as of April 10, 2007.

(e)  Funded as of May 11, 2007.

(k) Funded as of February 1, 2007.

(l)  Funded as of July 2, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                   DAVIS
                                    CRM MID CAP              DAVIS                NEW YORK
                                     VALUE FUND         FINANCIAL FUND          VENTURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $208                $(1)                  $12,413
 Net realized gain (loss) on
  security transactions                   2,004                 --                     6,574
 Net realized gain on
  distributions                          17,616                 23                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,460)               (49)                    7,199
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,368                (27)                   26,186
                                     ----------              -----              ------------
UNIT TRANSACTIONS:
 Purchases                               84,657                 40                 1,078,553
 Net transfers                          (32,543)               231                   486,702
 Surrenders for benefit
  payments and fees                     (29,682)                (1)                  (84,099)
 Net loan activity                           (6)                --                       (51)
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,426                270                 1,481,105
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets                             38,794                243                 1,507,291
NET ASSETS:
 Beginning of year                      157,451                 --                   506,819
                                     ----------              -----              ------------
 End of year                           $196,245               $243                $2,014,110
                                     ==========              =====              ============

(a)  Funded as of March 21, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                    DREYFUS LIFETIME
                                     DAVIS             GROWTH AND       DREYFUS LIFETIME     DREYFUS LIFETIME
                                OPPORTUNITY FUND    INCOME PORTFOLIO    GROWTH PORTFOLIO     INCOME PORTFOLIO
                                SUB-ACCOUNT (M)       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $327              $8,197               $2,195               $5,820
 Net realized gain (loss) on
  security transactions                (4,626)                464                3,760                  202
 Net realized gain on
  distributions                         4,930              28,542               22,929                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,661)            (20,213)             (21,613)               1,934
                                   ----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (11,030)             16,990                7,271                7,956
                                   ----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                             82,712              92,300               61,228               13,191
 Net transfers                             --              12,608              (37,869)              (2,134)
 Surrenders for benefit
  payments and fees                     5,233             (50,891)              (3,774)              (8,912)
 Net loan activity                         (5)                (12)                  (9)                  --
                                   ----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    87,940              54,005               19,576                2,145
                                   ----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets                           76,910              70,995               26,847               10,101
NET ASSETS:
 Beginning of year                         --             372,609              219,191              177,468
                                   ----------          ----------          -----------          -----------
 End of year                          $76,910            $443,604             $246,038             $187,569
                                   ==========          ==========          ===========          ===========


                                  DREYFUS PREMIER       DREYFUS MIDCAP    DREYFUS SMALLCAP
                                  CORE BOND FUND          INDEX FUND      STOCK INDEX FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $43,002                 $94                 $8
 Net realized gain (loss) on
  security transactions                     (260)              4,362                549
 Net realized gain on
  distributions                            2,688               4,456              1,349
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (17,663)             (3,095)            (2,104)
                                   -------------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              27,767               5,817               (198)
                                   -------------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                               177,911              27,884              4,429
 Net transfers                            55,959             (41,176)             2,475
 Surrenders for benefit
  payments and fees                      (68,265)               (495)               (30)
 Net loan activity                          (112)                 --                 --
                                   -------------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      165,493             (13,787)             6,874
                                   -------------          ----------          ---------
 Net increase (decrease) in
  net assets                             193,260              (7,970)             6,676
NET ASSETS:
 Beginning of year                       925,995              58,281              9,420
                                   -------------          ----------          ---------
 End of year                          $1,119,255             $50,311            $16,096
                                   =============          ==========          =========

(m) Funded as of July 6, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  DREYFUS PREMIER         EATON VANCE           EATON VANCE
                                     SMALL CAP             LARGE-CAP             DIVIDEND
                                     VALUE FUND            VALUE FUND          BUILDER FUND
                                  SUB-ACCOUNT (VV)        SUB-ACCOUNT         SUB-ACCOUNT (N)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1)                   $603                 $152
 Net realized gain (loss) on
  security transactions                   (18)                     (1)                 116
 Net realized gain on
  distributions                            --                   1,706                3,034
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26                   5,536               (1,245)
                                       ------              ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                7                   7,844                2,057
                                       ------              ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                 281,664               45,454
 Net transfers                           (876)                     --                5,370
 Surrenders for benefit
  payments and fees                        --                  (2,176)              (3,599)
 Net loan activity                         --                      --                   --
                                       ------              ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (876)                279,488               47,225
                                       ------              ----------            ---------
 Net increase (decrease) in
  net assets                             (869)                287,332               49,282
NET ASSETS:
 Beginning of year                        869                      47                   --
                                       ------              ----------            ---------
 End of year                             $ --                $287,379              $49,282
                                       ======              ==========            =========

(n) Funded as of January 12, 2007.

(vv) Sub-Account not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               ALGER CAPITAL
                                    EATON VANCE           EATON VANCE           APPRECIATION          ALGER MIDCAP
                                 WORLDWIDE HEALTH            INCOME            INSTITUTIONAL             GROWTH
                                   SCIENCES FUND         FUND OF BOSTON          PORTFOLIO         INSTITUTIONAL FUND
                                  SUB-ACCOUNT (N)       SUB-ACCOUNT (A)       SUB-ACCOUNT (K)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6)                 $3,480                 $(420)                $(193)
 Net realized gain (loss) on
  security transactions                    --                      (2)                  (88)                    8
 Net realized gain on
  distributions                           200                      --                    --                38,361
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (185)                 (2,020)               25,040               (25,662)
                                      -------              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                9                   1,458                24,532                12,514
                                      -------              ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,327                 241,565                88,406                62,267
 Net transfers                             --                  56,660               140,252               187,372
 Surrenders for benefit
  payments and fees                        --                  (1,529)              (12,611)               (1,046)
 Net loan activity                         --                      (6)                   --                    --
                                      -------              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,327                 296,690               216,047               248,593
                                      -------              ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            1,336                 298,148               240,579               261,107
NET ASSETS:
 Beginning of year                         --                      --                    --                   264
                                      -------              ----------            ----------            ----------
 End of year                           $1,336                $298,148              $240,579              $261,371
                                      =======              ==========            ==========            ==========

                                                                               FEDERATED
                                    FIDELITY              FIDELITY           FUND FOR U.S.
                                 ADVISOR EQUITY        ADVISOR VALUE          GOVERNMENT
                                   GROWTH FUND        STRATEGIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT (O)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33)              $(2,575)                $63
 Net realized gain (loss) on
  security transactions                     5                  (830)                 --
 Net realized gain on
  distributions                            --               115,311                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (240)              (93,765)                  9
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (268)               18,141                  72
                                    ---------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             13,559               135,146               5,717
 Net transfers                             --                27,822                  --
 Surrenders for benefit
  payments and fees                      (766)              (54,087)                 (1)
 Net loan activity                         (9)                   (1)                 --
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,784               108,880               5,716
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets                           12,516               127,021               5,788
NET ASSETS:
 Beginning of year                         --               607,395                  --
                                    ---------            ----------             -------
 End of year                          $12,516              $734,416              $5,788
                                    =========            ==========             =======

(a)  Funded as of March 21, 2007.

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(o) Funded as of October 25, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     FEDERATED                                  FEDERATED
                                  MID CAP GROWTH          FEDERATED             SHORT-TERM
                                  STRATEGIES FUND        KAUFMAN FUND          INCOME FUND
                                  SUB-ACCOUNT (P)      SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                   $(690)               $5,470
 Net realized gain (loss) on
  security transactions                   --                      83                   243
 Net realized gain on
  distributions                            5                  21,313                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5)                 (7,420)                 (556)
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              --                  13,286                 5,157
                                       -----              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               210                 206,904                14,609
 Net transfers                            --                  70,492                 5,253
 Surrenders for benefit
  payments and fees                       --                     450               (38,816)
 Net loan activity                        --                      --                    --
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      210                 277,846               (18,954)
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets                             210                 291,132               (13,797)
NET ASSETS:
 Beginning of year                        --                      --               145,759
                                       -----              ----------            ----------
 End of year                            $210                $291,132              $131,962
                                       =====              ==========            ==========

(g)  Funded as of February 12, 2007.

(p) Funded as of October 29, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    TEMPLETON                                                            FRANKLIN
                                    DEVELOPING             FRANKLIN               TEMPLETON             SMALL CAP
                                  MARKETS TRUST        HIGH INCOME FUND       GLOBAL BOND FUND          VALUE FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (Q)        SUB-ACCOUNT (M)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,280                  $257                 $1,550                 $1,440
 Net realized gain (loss) on
  security transactions                   (633)                   --                    951                 (2,240)
 Net realized gain on
  distributions                         58,492                    --                     49                 15,287
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,630)                 (244)                  (611)               (45,552)
                                    ----------             ---------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,509                    13                  1,939                (31,065)
                                    ----------             ---------              ---------             ----------
UNIT TRANSACTIONS:
 Purchases                             299,766                16,369                 52,098                190,306
 Net transfers                         189,259                    --                     --                224,941
 Surrenders for benefit
  payments and fees                    (16,123)                  (67)                  (947)                (2,962)
 Net loan activity                         (28)                   --                     --                    (29)
                                    ----------             ---------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    472,874                16,302                 51,151                412,256
                                    ----------             ---------              ---------             ----------
 Net increase (decrease) in
  net assets                           499,383                16,315                 53,090                381,191
NET ASSETS:
 Beginning of year                          --                    --                     --                 37,968
                                    ----------             ---------              ---------             ----------
 End of year                          $499,383               $16,315                $53,090               $419,159
                                    ==========             =========              =========             ==========


                                      MUTUAL               TEMPLETON               FRANKLIN
                                  DISCOVERY FUND          GROWTH FUND            INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $12,548                 $7,922                 $14,858
 Net realized gain (loss) on
  security transactions                 (2,773)                (6,198)                 (1,222)
 Net realized gain on
  distributions                         16,881                 54,966                  23,260
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,904)               (74,342)                (45,575)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (248)               (17,652)                 (8,679)
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             806,600                562,106                 709,063
 Net transfers                           9,241                274,997                 379,127
 Surrenders for benefit
  payments and fees                      2,603               (117,088)                 (5,072)
 Net loan activity                          (5)                   (22)                    (58)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    818,439                719,993               1,083,060
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                           818,191                702,341               1,074,381
NET ASSETS:
 Beginning of year                       1,573                117,215                     563
                                    ----------            -----------            ------------
 End of year                          $819,764               $819,556              $1,074,944
                                    ==========            ===========            ============

(a)  Funded as of March 21, 2007.

(m) Funded as of July 6, 2007.

(q) Funded as of July 19, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     FRANKLIN              FRANKLIN
                                     CAPITAL            BALANCE SHEET              MUTUAL
                                   GROWTH FUND         INVESTMENT FUND          BEACON FUND
                                 SUB-ACCOUNT (R)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1                   $27,526               $12,053
 Net realized gain (loss) on
  security transactions                  --                     8,806                (2,549)
 Net realized gain on
  distributions                           3                   400,586                24,138
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5)                 (623,162)              (52,464)
                                       ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1)                 (186,244)              (18,822)
                                       ----              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               83                   909,382               125,503
 Net transfers                           --                  (252,554)              347,320
 Surrenders for benefit
  payments and fees                      (4)                 (386,495)               (4,114)
 Net loan activity                       --                       (81)                  (36)
                                       ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      79                   270,252               468,673
                                       ----              ------------            ----------
 Net increase (decrease) in
  net assets                             78                    84,008               449,851
NET ASSETS:
 Beginning of year                       --                 4,466,179                 1,531
                                       ----              ------------            ----------
 End of year                            $78                $4,550,187              $451,382
                                       ====              ============            ==========

(r)  Funded as of June 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     FRANKLIN              FRANKLIN              FRANKLIN             FRANKLIN
                                      MUTUAL            SMALL-MID CAP           TEMPLETON         TEMPLETON GROWTH
                                   SHARES FUND           GROWTH FUND       CONSERVATIVE TARGET      TARGET FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (H)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $61,925              $(13,239)               $174                $1,979
 Net realized gain (loss) on
  security transactions                   2,385                 8,341                (910)               (2,962)
 Net realized gain on
  distributions                         107,543               262,623                 100                 2,358
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (135,363)             (109,764)                (80)                 (767)
                                   ------------          ------------           ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             36,490               147,961                (716)                  608
                                   ------------          ------------           ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              738,106               337,155              11,878               118,258
 Net transfers                          382,451                56,831                  31                19,709
 Surrenders for benefit
  payments and fees                    (289,487)             (220,572)             (1,366)                2,859
 Net loan activity                         (283)                 (118)                 --                    --
                                   ------------          ------------           ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     830,787               173,296              10,543               140,826
                                   ------------          ------------           ---------            ----------
 Net increase (decrease) in
  net assets                            867,277               321,257               9,827               141,434
NET ASSETS:
 Beginning of year                    2,494,447             1,363,017                  --                   971
                                   ------------          ------------           ---------            ----------
 End of year                         $3,361,724            $1,684,274              $9,827              $142,405
                                   ============          ============           =========            ==========

                                    FRANKLIN
                               TEMPLETON MODERATE     TEMPLETON              GE PREMIER
                                  TARGET FUND        FOREIGN FUND        GROWTH EQUITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $7,460               $33,870              $(32)
 Net realized gain (loss) on
  security transactions                (1,707)              155,115                 3
 Net realized gain on
  distributions                         6,905               800,936               799
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,678)             (322,341)             (714)
                                   ----------      ----------------           -------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,980               667,580                56
                                   ----------      ----------------           -------
UNIT TRANSACTIONS:
 Purchases                            366,616               750,563             7,537
 Net transfers                         66,091                19,066               195
 Surrenders for benefit
  payments and fees                    (2,035)           (1,102,368)             (187)
 Net loan activity                         --                   (92)               --
                                   ----------      ----------------           -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   430,672              (332,831)            7,545
                                   ----------      ----------------           -------
 Net increase (decrease) in
  net assets                          437,652               334,749             7,601
NET ASSETS:
 Beginning of year                      9,321             3,533,487             1,222
                                   ----------      ----------------           -------
 End of year                         $446,973            $3,868,236            $8,823
                                   ==========      ================           =======

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                      CAPITAL            CORE FIXED           GOVERNMENT
                                    GROWTH FUND          INCOME FUND          INCOME FUND
                                  SUB-ACCOUNT (D)      SUB-ACCOUNT (S)      SUB-ACCOUNT (T)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19)                 $20                  $168
 Net realized gain (loss) on
  security transactions                    (1)                  --                    --
 Net realized gain on
  distributions                            23                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             108                   24                   402
                                      -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              111                   44                   570
                                      -------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                              2,103                1,919                21,804
 Net transfers                             --                   --                    --
 Surrenders for benefit
  payments and fees                       (66)                 (28)                  (31)
 Net loan activity                         (1)                  --                    --
                                      -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,036                1,891                21,773
                                      -------              -------             ---------
 Net increase (decrease) in
  net assets                            2,147                1,935                22,343
NET ASSETS:
 Beginning of year                         --                   --                    --
                                      -------              -------             ---------
 End of year                           $2,147               $1,935               $22,343
                                      =======              =======             =========

(d) Funded as of April 10, 2007.

(s)  Funded as of July 23, 2007.

(t)  Funded as of July 3, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS
                                     GROWTH &                GROWTH                 MID CAP               SMALL CAP
                                    INCOME FUND        OPPORTUNITIES FUND          VALUE FUND             VALUE FUND
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (D)          SUB-ACCOUNT          SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,971                 $(36)                   $6,068                 $(445)
 Net realized gain (loss) on
  security transactions                  (3,307)                  34                   (17,303)               (5,565)
 Net realized gain on
  distributions                          82,995                  569                   346,855                37,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (104,307)                (214)                 (394,176)              (47,352)
                                    -----------              -------              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (22,648)                 353                   (58,556)              (15,844)
                                    -----------              -------              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              746,767                4,936                 1,374,611               183,441
 Net transfers                           (3,709)                  --                 1,378,135                46,492
 Surrenders for benefit
  payments and fees                       3,526                 (817)                 (202,771)                3,067
 Net loan activity                           --                   --                      (237)                  (15)
                                    -----------              -------              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     746,584                4,119                 2,549,738               232,985
                                    -----------              -------              ------------            ----------
 Net increase (decrease) in
  net assets                            723,936                4,472                 2,491,182               217,141
NET ASSETS:
 Beginning of year                           --                   --                   831,096                    --
                                    -----------              -------              ------------            ----------
 End of year                           $723,936               $4,472                $3,322,278              $217,141
                                    ===========              =======              ============            ==========

                                                          JOHN HANCOCK
                                  GOLDMAN SACHS            SMALL CAP           HARTFORD ADVISERS
                                 HIGH YIELD FUND          EQUITY FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $20,997                $(10,750)                $97,228
 Net realized gain (loss) on
  security transactions                 (1,133)                 23,881                   5,205
 Net realized gain on
  distributions                             --                      --                 629,319
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,589)                  4,562                (409,432)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               275                  17,693                 322,320
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             123,942                 275,025                 526,409
 Net transfers                          11,012                (124,530)                (86,889)
 Surrenders for benefit
  payments and fees                    (38,197)               (274,045)               (249,331)
 Net loan activity                         (22)                    (54)                    (96)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     96,735                (123,604)                190,093
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            97,010                (105,911)                512,413
NET ASSETS:
 Beginning of year                     228,892               1,599,019               5,383,554
                                    ----------            ------------            ------------
 End of year                          $325,902              $1,493,108              $5,895,967
                                    ==========            ============            ============

(d) Funded as of April 10, 2007.

(h) Funded as of June 4, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              HARTFORD TOTAL          HARTFORD CAPITAL
                                   HARTFORD LARGECAP            RETURN BOND             APPRECIATION
                                    GROWTH HLS FUND              HLS FUND                 HLS FUND
                                 SUB-ACCOUNT (U)(V)(W)          SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(252)                  $402,890                $(123,183)
 Net realized gain (loss) on
  security transactions                     6,273                     (5,657)                  65,750
 Net realized gain on
  distributions                            10,198                         --                4,225,639
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (12,894)                   (87,652)                (540,840)
                                       ----------              -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                3,325                    309,581                3,627,366
                                       ----------              -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 58,201                  1,850,098                3,393,155
 Net transfers                             15,607                    910,097                  190,070
 Surrenders for benefit
  payments and fees                          (528)                (1,030,129)              (2,668,822)
 Net loan activity                             --                       (287)                    (629)
                                       ----------              -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        73,280                  1,729,779                  913,774
                                       ----------              -------------            -------------
 Net increase (decrease) in
  net assets                               76,605                  2,039,360                4,541,140
NET ASSETS:
 Beginning of year                         88,143                  6,803,965               22,164,416
                                       ----------              -------------            -------------
 End of year                             $164,748                 $8,843,325              $26,705,556
                                       ==========              =============            =============

(u) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(v)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(w) Funded as of February 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  HARTFORD DIVIDEND       HARTFORD GLOBAL       HARTFORD GLOBAL      HARTFORD GLOBAL
                                     AND GROWTH               ADVISERS          COMMUNICATIONS            HEALTH
                                      HLS FUND                HLS FUND             HLS FUND              HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (X)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $102,932                  $145                 $1                 $(4,500)
 Net realized gain (loss) on
  security transactions                    66,504                    49                 --                   2,706
 Net realized gain on
  distributions                           769,236                 7,930                 --                 124,400
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (227,041)                5,322                 (1)                (80,767)
                                    -------------            ----------              -----              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              711,631                13,446                 --                  41,839
                                    -------------            ----------              -----              ----------
UNIT TRANSACTIONS:
 Purchases                              1,276,297                10,830                189                 209,682
 Net transfers                            324,379                13,316                 --                 (17,657)
 Surrenders for benefit
  payments and fees                    (1,405,578)               (3,486)                (4)                (67,015)
 Net loan activity                           (141)                   --                 --                     (60)
                                    -------------            ----------              -----              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       194,957                20,660                185                 124,950
                                    -------------            ----------              -----              ----------
 Net increase (decrease) in
  net assets                              906,588                34,106                185                 166,789
NET ASSETS:
 Beginning of year                      8,859,313                81,870                 --                 738,266
                                    -------------            ----------              -----              ----------
 End of year                           $9,765,901              $115,976               $185                $905,055
                                    =============            ==========              =====              ==========

                                 HARTFORD GLOBAL      HARTFORD GLOBAL
                                     GROWTH              TECHNOLOGY         HARTFORD GROWTH
                                    HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (R)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                 $(1,351)              $(1,215)
 Net realized gain (loss) on
  security transactions                  --                   1,614                  (124)
 Net realized gain on
  distributions                           8                      --                11,955
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5)                 22,256                10,390
                                      -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              3                  22,519                21,006
                                      -----              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              113                 103,352                65,012
 Net transfers                           --                  10,570                43,390
 Surrenders for benefit
  payments and fees                      (2)                (13,555)               (3,129)
 Net loan activity                       --                     (26)                   --
                                      -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     111                 100,341               105,273
                                      -----              ----------            ----------
 Net increase (decrease) in
  net assets                            114                 122,860               126,279
NET ASSETS:
 Beginning of year                       --                 153,126                66,828
                                      -----              ----------            ----------
 End of year                           $114                $275,986              $193,107
                                      =====              ==========            ==========

(r)  Funded as of June 1, 2007.

(x)  Funded as of November 16, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                  HARTFORD GROWTH                              HARTFORD INTERNATIONAL
                                   OPPORTUNITIES          HARTFORD INDEX               GROWTH
                                      HLS FUND               HLS FUND                 HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,410)                $73,199                     $30
 Net realized gain (loss) on
  security transactions                      96                  31,912                   3,435
 Net realized gain on
  distributions                          55,549                 383,478                  21,886
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,371)               (193,954)                  1,523
                                     ----------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             40,864                 294,635                  26,874
                                     ----------            ------------              ----------
UNIT TRANSACTIONS:
 Purchases                              188,749                 947,234                  32,670
 Net transfers                          134,094                 122,536                 (27,438)
 Surrenders for benefit
  payments and fees                      (7,089)               (618,099)                 (5,599)
 Net loan activity                           (7)                   (521)                    (13)
                                     ----------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     315,747                 451,150                    (380)
                                     ----------            ------------              ----------
 Net increase (decrease) in
  net assets                            356,611                 745,785                  26,494
NET ASSETS:
 Beginning of year                       39,224               6,031,320                 104,176
                                     ----------            ------------              ----------
 End of year                           $395,835              $6,777,105                $130,670
                                     ==========            ============              ==========

(y) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                HARTFORD INTERNATIONAL                                 HARTFORD MONEY         HARTFORD MORTGAGE
                                     OPPORTUNITIES            HARTFORD MIDCAP              MARKET                 SECURITIES
                                       HLS FUND                  HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (Z)             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $9                         $273                 $177,843                $39,364
 Net realized gain (loss) on
  security transactions                      --                       64,613                       --                   (282)
 Net realized gain on
  distributions                             234                    1,294,803                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (219)                    (230,900)                      --                (17,339)
                                        -------                -------------            -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 24                    1,128,789                  177,843                 21,743
                                        -------                -------------            -------------             ----------
UNIT TRANSACTIONS:
 Purchases                                1,562                    1,423,629                3,721,564                103,484
 Net transfers                               --                      (69,664)                 277,343                (47,732)
 Surrenders for benefit
  payments and fees                          (8)                  (1,494,356)              (1,515,702)               (81,789)
 Net loan activity                           --                          (63)                    (192)                   (18)
                                        -------                -------------            -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1,554                     (140,454)               2,483,013                (26,055)
                                        -------                -------------            -------------             ----------
 Net increase (decrease) in
  net assets                              1,578                      988,335                2,660,856                 (4,312)
NET ASSETS:
 Beginning of year                           --                    7,573,448                2,738,056                839,207
                                        -------                -------------            -------------             ----------
 End of year                             $1,578                   $8,561,783               $5,398,912               $834,895
                                        =======                =============            =============             ==========

                                   HARTFORD SMALL        HARTFORD SMALLCAP
                                      COMPANY                 GROWTH              HARTFORD STOCK
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,344)                $(183)                 $22,286
 Net realized gain (loss) on
  security transactions                   64,091                    36                   12,045
 Net realized gain on
  distributions                          363,403                 2,700                  603,441
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (69,174)               (3,980)                (414,123)
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             345,976                (1,427)                 223,649
                                    ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                               518,388                17,583                  525,305
 Net transfers                           (62,851)                7,301                 (311,193)
 Surrenders for benefit
  payments and fees                     (993,113)               (5,074)                (418,733)
 Net loan activity                           (34)                  (15)                     (41)
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (537,610)               19,795                 (204,662)
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets                            (191,634)               18,368                   18,987
NET ASSETS:
 Beginning of year                     2,611,549                16,410                4,139,301
                                    ------------             ---------             ------------
 End of year                          $2,419,915               $34,778               $4,158,288
                                    ============             =========             ============

(z)  Funded as of September 28, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                   HARTFORD VALUE        HOTCHKIS AND WILEY
                                    OPPORTUNITIES             LARGE CAP             AIM FINANCIAL
                                      HLS FUND               VALUE FUND             SERVICES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7,297                  $2,080                  $4,696
 Net realized gain (loss) on
  security transactions                     (466)                 (7,949)                  1,845
 Net realized gain on
  distributions                          126,794                  60,274                  53,229
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (227,163)               (150,288)               (177,730)
                                     -----------             -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (93,538)                (95,883)               (117,960)
                                     -----------             -----------             -----------
UNIT TRANSACTIONS:
 Purchases                               470,294                 360,935                  57,265
 Net transfers                           232,859                 (29,107)                 13,264
 Surrenders for benefit
  payments and fees                      (24,825)               (140,183)                (53,238)
 Net loan activity                           (22)                    (54)                    (46)
                                     -----------             -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      678,306                 191,591                  17,245
                                     -----------             -----------             -----------
 Net increase (decrease) in
  net assets                             584,768                  95,708                (100,715)
NET ASSETS:
 Beginning of year                       290,342                 581,716                 498,686
                                     -----------             -----------             -----------
 End of year                            $875,110                $677,424                $397,971
                                     ===========             ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                 IVY GLOBAL
                                    AIM LEISURE          AIM TECHNOLOGY           NATURAL             JANUS ADVISER
                                       FUND                   FUND             RESOURCES FUND           FORTY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (N)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $133               $(2,033)               $6,142                $(11,658)
 Net realized gain (loss) on
  security transactions                   9,471                   590                     2                  26,654
 Net realized gain on
  distributions                          43,556                    --                34,265                     443
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (61,343)               18,735                    79                 702,452
                                    -----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (8,183)               17,292                40,488                 717,891
                                    -----------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               82,824                48,854               152,020                 249,155
 Net transfers                           52,013                35,060               299,198                 275,233
 Surrenders for benefit
  payments and fees                    (112,260)              (38,452)                 (348)                (97,289)
 Net loan activity                          (20)                  (17)                   --                    (102)
                                    -----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,557                45,445               450,870                 426,997
                                    -----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                             14,374                62,737               491,358               1,144,888
NET ASSETS:
 Beginning of year                      574,698               269,436                    --               1,935,152
                                    -----------            ----------            ----------            ------------
 End of year                           $589,072              $332,173              $491,358              $3,080,040
                                    ===========            ==========            ==========            ============

                                   JANUS ADVISER                                      KEELEY
                                   INTERNATIONAL           JANUS ADVISER            SMALL CAP
                                    GROWTH FUND           WORLDWIDE FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,219                $(1,255)                $(5,953)
 Net realized gain (loss) on
  security transactions                   10,007                  7,024                 (10,412)
 Net realized gain on
  distributions                          161,991                     --                  33,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year            363,280                 15,318                  16,842
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             553,497                 21,087                  34,285
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               581,206                 33,779                 583,894
 Net transfers                           625,278                 66,384                  97,723
 Surrenders for benefit
  payments and fees                     (376,935)              (113,908)               (105,028)
 Net loan activity                           (82)                   (19)                    (84)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      829,467                (13,764)                576,505
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           1,382,964                  7,323                 610,790
NET ASSETS:
 Beginning of year                     1,973,137                244,476                 790,413
                                    ------------            -----------            ------------
 End of year                          $3,356,101               $251,799              $1,401,203
                                    ============            ===========            ============

(n) Funded as of January 12, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                              LORD ABBETT
                                    LORD ABBETT          LORD ABBETT             BOND
                                  AFFILIATED FUND      ALL VALUE FUND       DEBENTURE FUND
                                  SUB-ACCOUNT (S)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $19                  $37                 $665
 Net realized gain (loss) on
  security transactions                      1               (5,296)                  --
 Net realized gain on
  distributions                            254                1,805                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (97)              (1,981)                (154)
                                     ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               177               (5,435)                 511
                                     ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              12,083               27,640               19,508
 Net transfers                              --               (7,997)              36,217
 Surrenders for benefit
  payments and fees                        (82)               4,618                  (19)
 Net loan activity                          --                   --                   --
                                     ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     12,001               24,261               55,706
                                     ---------            ---------            ---------
 Net increase (decrease) in
  net assets                            12,178               18,826               56,217
NET ASSETS:
 Beginning of year                          --                   --                   --
                                     ---------            ---------            ---------
 End of year                           $12,178              $18,826              $56,217
                                     =========            =========            =========

(e)  Funded as of May 11, 2007.

(h) Funded as of June 4, 2007.

(s)  Funded as of July 23, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   LORD ABBETT           LORD ABBETT           LORD ABBETT
                                    AMERICA'S             SMALL CAP           INTERNATIONAL           LEGG MASON
                                    VALUE FUND            BLEND FUND         CORE EQUITY FUND         VALUE FUND
                                 SUB-ACCOUNT (AA)      SUB-ACCOUNT (BB)      SUB-ACCOUNT (CC)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                  $(4,000)              $ --                   $(4,371)
 Net realized gain (loss) on
  security transactions                  --                    3,505                 --                    (5,584)
 Net realized gain on
  distributions                           1                   83,523                  3                    44,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1)                 (47,921)                (3)                  (82,062)
                                       ----               ----------               ----               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             --                   35,107                 --                   (47,206)
                                       ----               ----------               ----               -----------
UNIT TRANSACTIONS:
 Purchases                               40                  334,670                 40                   176,194
 Net transfers                           --                   12,517                 --                  (135,816)
 Surrenders for benefit
  payments and fees                      (1)                 (58,359)                --                   (62,203)
 Net loan activity                       --                      (15)                --                       (24)
                                       ----               ----------               ----               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      39                  288,813                 40                   (21,849)
                                       ----               ----------               ----               -----------
 Net increase (decrease) in
  net assets                             39                  323,920                 40                   (69,055)
NET ASSETS:
 Beginning of year                       --                  384,561                 --                   596,727
                                       ----               ----------               ----               -----------
 End of year                            $39                 $708,481                $40                  $527,672
                                       ====               ==========               ====               ===========

                                    MARSHALL            MASSACHUSETTS
                                     MID-CAP           INVESTORS GROWTH           MFS HIGH
                                   VALUE FUND             STOCK FUND            INCOME FUND
                                SUB-ACCOUNT (DD)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $57                 $(1,547)              $39,897
 Net realized gain (loss) on
  security transactions                   (12)                  9,225                (1,790)
 Net realized gain on
  distributions                        12,170                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (15,842)                174,611               (34,955)
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,627)                182,289                 3,152
                                    ---------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             15,358                 377,902               115,969
 Net transfers                         61,330                 (62,935)                7,248
 Surrenders for benefit
  payments and fees                      (150)               (229,012)              (40,866)
 Net loan activity                         (7)                     (3)                  (16)
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    76,531                  85,952                82,335
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets                           72,904                 268,241                85,487
NET ASSETS:
 Beginning of year                         --               1,616,982               504,346
                                    ---------            ------------            ----------
 End of year                          $72,904              $1,885,223              $589,833
                                    =========            ============            ==========

(aa) Funded as of December 4, 2007.

(bb) Formerly Lord Abbett Small-Cap Blend Fund. Change effective August 15,
     2007.

(cc) Funded as of November 14, 2007.

(dd) Funded as of April 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                         MFS
                                  INTERNATIONAL NEW         MFS MID CAP           MFS STRATEGIC
                                    DISCOVERY FUND          GROWTH FUND            VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (EE)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $329                $(4,997)                  $89
 Net realized gain (loss) on
  security transactions                      972                  5,265                    (1)
 Net realized gain on
  distributions                           32,221                     --                 4,396
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (24,770)                51,411                (5,976)
                                      ----------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               8,752                 51,679                (1,492)
                                      ----------             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                61,938                 60,834                 1,673
 Net transfers                             3,220                 19,155                27,345
 Surrenders for benefit
  payments and fees                       (3,944)               (74,207)                   (3)
 Net loan activity                           (12)                   (11)                   --
                                      ----------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       61,202                  5,771                29,015
                                      ----------             ----------             ---------
 Net increase (decrease) in
  net assets                              69,954                 57,450                27,523
NET ASSETS:
 Beginning of year                       120,319                580,660                    --
                                      ----------             ----------             ---------
 End of year                            $190,273               $638,110               $27,523
                                      ==========             ==========             =========

(ee) Funded as of October 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    MFS TOTAL                MFS                     MFS                MFS RESEARCH
                                   RETURN FUND          UTILITIES FUND            VALUE FUND              BOND FUND
                                SUB-ACCOUNT (FF)         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (GG)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5                  $31,323                 $10,227                    $8
 Net realized gain (loss) on
  security transactions                    1                   20,709                  37,096                    --
 Net realized gain on
  distributions                          117                  157,098                 125,437                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (124)                 332,947                 (50,755)                   79
                                     -------             ------------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (1)                 542,077                 122,005                    87
                                     -------             ------------            ------------             ---------
UNIT TRANSACTIONS:
 Purchases                             1,821                  614,795                 251,138                13,193
 Net transfers                           (41)                 604,443                  57,188                    --
 Surrenders for benefit
  payments and fees                      (97)                (341,019)               (274,225)                   (3)
 Net loan activity                        --                     (112)                    (59)                   --
                                     -------             ------------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,683                  878,107                  34,042                13,190
                                     -------             ------------            ------------             ---------
 Net increase (decrease) in
  net assets                           1,682                1,420,184                 156,047                13,277
NET ASSETS:
 Beginning of year                        --                1,629,168               1,691,169                    --
                                     -------             ------------            ------------             ---------
 End of year                          $1,682               $3,049,352              $1,847,216               $13,277
                                     =======             ============            ============             =========

                                                              BLACKROCK              BLACKROCK
                                      MFS CORE                  GLOBAL            GLOBAL FINANCIAL
                                     EQUITY FUND           ALLOCATION FUND         SERVICES FUND
                                SUB-ACCOUNT (HH)(II)       SUB-ACCOUNT (K)        SUB-ACCOUNT (N)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,071)                 $23,389                  $311
 Net realized gain (loss) on
  security transactions                  206,975                     (310)                   (4)
 Net realized gain on
  distributions                           69,365                   59,877                26,771
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (183,694)                 (14,800)              (36,746)
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              87,575                   68,156                (9,668)
                                     -----------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                78,614                  748,551               131,501
 Net transfers                           (30,846)                 789,825                11,878
 Surrenders for benefit
  payments and fees                      (42,637)                 (29,635)                 (245)
 Net loan activity                           (21)                     (33)                   --
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        5,110                1,508,708               143,134
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets                              92,685                1,576,864               133,466
NET ASSETS:
 Beginning of year                       874,681                       --                    --
                                     -----------             ------------            ----------
 End of year                            $967,366               $1,576,864              $133,466
                                     ===========             ============            ==========

(k) Funded as of February 1, 2007.

(n) Funded as of January 12, 2007.

(ff) Funded as of August 20, 2007.

(gg) Funded as of December 18, 2007.

(hh) Effective June 22, 2007, MFS Capital Opportunities Fund merged with the MFS Core Equity Fund.

(ii) From inception June 7, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     BLACKROCK              BLACKROCK             BLACKROCK
                                     LARGE CAP                VALUE               SMALL CAP
                                     CORE FUND         OPPORTUNITIES FUND        GROWTH FUND
                                  SUB-ACCOUNT (L)        SUB-ACCOUNT (F)      SUB-ACCOUNT (JJ)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(595)                 $(5)                 $(164)
 Net realized gain (loss) on
  security transactions                     (13)                 (34)                   (10)
 Net realized gain on
  distributions                          13,577                   52                  6,513
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (14,572)                (182)                (5,095)
                                     ----------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,603)                (169)                 1,244
                                     ----------              -------              ---------
UNIT TRANSACTIONS:
 Purchases                              131,027                4,556                 18,810
 Net transfers                          139,485                   --                 57,016
 Surrenders for benefit
  payments and fees                         (98)                 223                 (1,062)
 Net loan activity                           --                   --                     (5)
                                     ----------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     270,414                4,779                 74,759
                                     ----------              -------              ---------
 Net increase (decrease) in
  net assets                            268,811                4,610                 76,003
NET ASSETS:
 Beginning of year                           --                   --                     --
                                     ----------              -------              ---------
 End of year                           $268,811               $4,610                $76,003
                                     ==========              =======              =========

(f)  Funded as of October 31, 2007.

(l)  Funded as of July 2, 2007.

(jj) Funded as of April 17, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   BLACKROCK                MUNDER            NEUBERGER BERMAN             OAKMARK
                                 MID CAP VALUE           MIDCAP CORE              SOCIALLY              INTERNATIONAL
                              OPPORTUNITIES FUND         GROWTH FUND           RESPONSIVE FUND          SMALL CAP FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(131)                $(1,343)                   $43                    $9,825
 Net realized gain (loss)
  on security transactions                10                   1,362                     (1)                   (5,563)
 Net realized gain on
  distributions                        3,423                   4,466                  1,603                   566,915
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (3,766)                 28,083                    485                  (776,223)
                                   ---------              ----------              ---------              ------------
 Net increase (decrease)
  in net assets resulting
  from operations                       (464)                 32,568                  2,130                  (205,046)
                                   ---------              ----------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                            23,343                 105,705                 21,722                   438,147
 Net transfers                           (23)                 58,212                  7,114                  (189,400)
 Surrenders for benefit
  payments and fees                   (1,209)                (25,841)                (1,218)                 (205,757)
 Net loan activity                        (5)                    (27)                    --                        (5)
                                   ---------              ----------              ---------              ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              22,106                 138,049                 27,618                    42,985
                                   ---------              ----------              ---------              ------------
 Net increase (decrease)
  in net assets                       21,642                 170,617                 29,748                  (162,061)
NET ASSETS:
 Beginning of year                     1,319                 135,708                 22,541                 2,235,486
                                   ---------              ----------              ---------              ------------
 End of year                         $22,961                $306,325                $52,289                $2,073,425
                                   =========              ==========              =========              ============

                                 OPPENHEIMER                                    OPPENHEIMER
                                   CAPITAL               OPPENHEIMER           INTERNATIONAL
                              APPRECIATION FUND          GLOBAL FUND            GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (KK)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(13,050)                $15,097                 $38
 Net realized gain (loss)
  on security transactions             29,561                  35,261                  --
 Net realized gain on
  distributions                        40,194                 218,519                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                174,355                 (81,763)                (37)
                                 ------------            ------------             -------
 Net increase (decrease)
  in net assets resulting
  from operations                     231,060                 187,114                   1
                                 ------------            ------------             -------
UNIT TRANSACTIONS:
 Purchases                            260,197                 544,389               8,645
 Net transfers                        (67,927)                 19,931                  --
 Surrenders for benefit
  payments and fees                  (229,521)               (513,348)                (14)
 Net loan activity                        (51)                   (124)                 --
                                 ------------            ------------             -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (37,302)                 50,848               8,631
                                 ------------            ------------             -------
 Net increase (decrease)
  in net assets                       193,758                 237,962               8,632
NET ASSETS:
 Beginning of year                  1,745,323               3,499,006                  --
                                 ------------            ------------             -------
 End of year                       $1,939,081              $3,736,968              $8,632
                                 ============            ============             =======

(kk) Funded as of June 13, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                    OPPENHEIMER            OPPENHEIMER
                                    MAIN STREET             DEVELOPING            OPPENHEIMER
                                   SMALL CAP FUND          MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT         SUB-ACCOUNT (LL)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(95)                 $5,081                  $4
 Net realized gain (loss) on
  security transactions                    (866)                  3,307                  --
 Net realized gain on
  distributions                          28,954                 166,120                 143
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (46,395)                155,830                (141)
                                     ----------            ------------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,402)                330,338                   6
                                     ----------            ------------             -------
UNIT TRANSACTIONS:
 Purchases                              188,592                 367,462               1,659
 Net transfers                          163,030                   6,458                  --
 Surrenders for benefit
  payments and fees                      (9,332)               (163,093)                 (6)
 Net loan activity                           (7)                   (115)                 --
                                     ----------            ------------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     342,283                 210,712               1,653
                                     ----------            ------------             -------
 Net increase (decrease) in
  net assets                            323,881                 541,050               1,659
NET ASSETS:
 Beginning of year                           --                 942,524                  --
                                     ----------            ------------             -------
 End of year                           $323,881              $1,483,574              $1,659
                                     ==========            ============             =======

(g)  Funded as of February 12, 2007.

(ll) Funded as of November 19, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  OPPENHEIMER          OPPENHEIMER          OPPENHEIMER         OPPENHEIMER
                                 INTERNATIONAL      SMALL- & MID- CAP       MAIN STREET        GOLD & SPECIAL
                                   BOND FUND            VALUE FUND        OPPORTUNITY FUND      METALS FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (MM)       SUB-ACCOUNT       SUB-ACCOUNT (N)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $11,408              $(2,075)                $672              $1,740
 Net realized gain (loss) on
  security transactions                    16                   67                   (1)                 34
 Net realized gain on
  distributions                         1,134               50,260               12,273               4,428
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (971)             (54,299)             (14,199)             11,569
                                   ----------           ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,587               (6,047)              (1,255)             17,771
                                   ----------           ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            211,494              257,421               99,621             101,225
 Net transfers                         77,694              312,065               33,750               9,656
 Surrenders for benefit
  payments and fees                    (5,861)              (7,959)                (748)                497
 Net loan activity                        (30)                 (46)                  (3)                 --
                                   ----------           ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   283,297              561,481              132,620             111,378
                                   ----------           ----------           ----------          ----------
 Net increase (decrease) in
  net assets                          294,884              555,434              131,365             129,149
NET ASSETS:
 Beginning of year                      1,259                   --                1,266                  --
                                   ----------           ----------           ----------          ----------
 End of year                         $296,143             $555,434             $132,631            $129,149
                                   ==========           ==========           ==========          ==========

                                                         PIMCO
                                     PIMCO          EMERGING MARKETS           PIMCO
                                 TOTAL RETURN          BOND FUND         REAL RETURN FUND
                                SUB-ACCOUNT (G)     SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,018               $1,821               $43,092
 Net realized gain (loss) on
  security transactions                    5                  (13)                   61
 Net realized gain on
  distributions                        1,319                4,955                47,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,725               (5,688)               33,392
                                   ---------           ----------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,067                1,075               123,881
                                   ---------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                           169,128              173,686               486,565
 Net transfers                        44,020                3,561                90,907
 Surrenders for benefit
  payments and fees                   (3,270)              (2,784)              (70,251)
 Net loan activity                       (29)                  (8)                  (87)
                                   ---------           ----------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  209,849              174,455               507,134
                                   ---------           ----------           -----------
 Net increase (decrease) in
  net assets                         216,916              175,530               631,015
NET ASSETS:
 Beginning of year                        --                   --               813,470
                                   ---------           ----------           -----------
 End of year                        $216,916             $175,530            $1,444,485
                                   =========           ==========           ===========

(a)  Funded as of March 21, 2007.

(g)  Funded as of February 12, 2007.

(n) Funded as of January 12, 2007.

(mm) Funded as of January 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            PIONEER              PIONEER
                                      PIONEER              SMALL CAP            STRATEGIC
                                  HIGH YIELD FUND         VALUE FUND           INCOME FUND
                                  SUB-ACCOUNT (K)      SUB-ACCOUNT (NN)      SUB-ACCOUNT (OO)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,309                $(288)               $5,625
 Net realized gain (loss) on
  security transactions                     (44)                  --                    (1)
 Net realized gain on
  distributions                           4,064               15,225                   515
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (5,212)             (21,353)               (1,012)
                                     ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,117               (6,416)                5,127
                                     ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              103,008               77,512               131,197
 Net transfers                            1,452                7,890               184,557
 Surrenders for benefit
  payments and fees                      (1,546)              (1,734)               (1,550)
 Net loan activity                          (17)                 (10)                   --
                                     ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     102,897               83,658               314,204
                                     ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            104,014               77,242               319,331
NET ASSETS:
 Beginning of year                           --                   --                    --
                                     ----------            ---------            ----------
 End of year                           $104,014              $77,242              $319,331
                                     ==========            =========            ==========

(k) Funded as of February 1, 2007.

(nn) From inception January 5, 2007 to December 31, 2007.

(oo) Funded as of February 16, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    PIONEER               PUTNAM
                                    MID CAP           INTERNATIONAL              PUTNAM               PUTNAM
                                  VALUE FUND           EQUITY FUND           INVESTORS FUND         VISTA FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (PP)      SUB-ACCOUNT (B)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8)                $61,422               $ --                   $(1)
 Net realized gain (loss) on
  security transactions                  --                  (2,688)                --                    --
 Net realized gain on
  distributions                         461                 413,119                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (659)               (309,359)                (1)                   (7)
                                    -------            ------------               ----                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                           (206)                162,494                 (1)                   (8)
                                    -------            ------------               ----                 -----
UNIT TRANSACTIONS:
 Purchases                            7,634                 491,057                 34                   264
 Net transfers                           --                 187,646                 --                    --
 Surrenders for benefit
  payments and fees                     (33)               (193,969)                --                    (3)
 Net loan activity                       --                      (5)                --                    --
                                    -------            ------------               ----                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   7,601                 484,729                 34                   261
                                    -------            ------------               ----                 -----
 Net increase (decrease) in
  net assets                          7,395                 647,223                 33                   253
NET ASSETS:
 Beginning of year                      646               2,010,273                 --                    --
                                    -------            ------------               ----                 -----
 End of year                         $8,041              $2,657,496                $33                  $253
                                    =======            ============               ====                 =====

                                                                            LEGG MASON
                                    PUTNAM                                   PARTNERS
                                   SMALL CAP          ROYCE VALUE            SMALL CAP
                                  GROWTH FUND          PLUS FUND            GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (F)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(20)               $3,226                 $(5)
 Net realized gain (loss) on
  security transactions                  --                (4,989)                (83)
 Net realized gain on
  distributions                         289                21,321                 307
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (323)              (31,771)               (242)
                                    -------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (54)              (12,213)                (23)
                                    -------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                            1,803               403,178               4,571
 Net transfers                          (24)              (30,268)                 --
 Surrenders for benefit
  payments and fees                     (71)              (79,312)                122
 Net loan activity                       --                   (36)                 --
                                    -------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,708               293,562               4,693
                                    -------            ----------             -------
 Net increase (decrease) in
  net assets                          1,654               281,349               4,670
NET ASSETS:
 Beginning of year                      620               312,178                  --
                                    -------            ----------             -------
 End of year                         $2,274              $593,527              $4,670
                                    =======            ==========             =======

(b) Funded as of April 12, 2007.

(f)  Funded as of October 31, 2007.

(pp) From inception April 26, 2007 to December 31, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     DWS DREMAN               SSGA
                                    HIGH RETURN             S&P 500              DWS GLOBAL
                                    EQUITY FUND            INDEX FUND          THEMATIC FUND
                                  SUB-ACCOUNT (N)         SUB-ACCOUNT         SUB-ACCOUNT (QQ)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,083                $5,535                  $446
 Net realized gain (loss) on
  security transactions                     (38)                 (715)                    4
 Net realized gain on
  distributions                           7,548                    --                23,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,774)               23,940               (21,106)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (5,181)               28,760                 2,947
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              130,271               238,140               129,811
 Net transfers                           43,129               (20,065)                  543
 Surrenders for benefit
  payments and fees                          37               (58,230)                 (559)
 Net loan activity                           --                  (122)                   (5)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     173,437               159,723               129,790
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            168,256               188,483               132,737
NET ASSETS:
 Beginning of year                           --               603,098                    --
                                     ----------            ----------            ----------
 End of year                           $168,256              $791,581              $132,737
                                     ==========            ==========            ==========

(n) Funded as of January 12, 2007.

(qq) From inception January 5, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    LEGG MASON
                                     PARTNERS              BLACKROCK            THORNBURG
                                    AGGRESSIVE           SMALL/MID-CAP        INTERNATIONAL           THORNBURG
                                    GROWTH FUND           GROWTH FUND           VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (RR)       SUB-ACCOUNT (B)      SUB-ACCOUNT (SS)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(113)                 $(5)                 $(464)                $(56)
 Net realized gain (loss) on
  security transactions                     51                   --                    203                   68
 Net realized gain on
  distributions                             --                  341                 29,282               14,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,431)                (264)               (14,144)             (20,434)
                                     ---------              -------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,493)                  72                 14,877               (5,792)
                                     ---------              -------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              23,488                1,983                260,865               80,990
 Net transfers                          63,177                   --                161,940               92,656
 Surrenders for benefit
  payments and fees                     (1,725)                  (5)                  (243)              (3,587)
 Net loan activity                          --                   --                     (8)                  --
                                     ---------              -------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,940                1,978                422,554              170,059
                                     ---------              -------             ----------            ---------
 Net increase (decrease) in
  net assets                            82,447                2,050                437,431              164,267
NET ASSETS:
 Beginning of year                          --                   --                     --                  263
                                     ---------              -------             ----------            ---------
 End of year                           $82,447               $2,050               $437,431             $164,530
                                     =========              =======             ==========            =========


                                                             VICTORY               VICTORY
                                     THORNBURG             DIVERSIFIED             SPECIAL
                                  CORE GROWTH FUND          STOCK FUND            VALUE FUND
                                  SUB-ACCOUNT (K)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,353)                   $30                 $(462)
 Net realized gain (loss) on
  security transactions                     958                     15                (1,093)
 Net realized gain on
  distributions                             224                  9,660                19,110
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,968                 (4,154)               (6,260)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,797                  5,551                11,295
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              321,910                 63,778               224,295
 Net transfers                          157,263                  6,466               204,590
 Surrenders for benefit
  payments and fees                     (29,270)                (3,798)              (14,054)
 Net loan activity                           --                     --                    --
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     449,903                 66,446               414,831
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            454,700                 71,997               426,126
NET ASSETS:
 Beginning of year                           --                 28,305                63,709
                                     ----------             ----------            ----------
 End of year                           $454,700               $100,302              $489,835
                                     ==========             ==========            ==========

(b) Funded as of April 12, 2007.

(k) Funded as of February 1, 2007.

(rr) Funded as of July 11, 2007.

(ss) Funded as of April 3, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007


                                     VAN KAMPEN
                                      SMALL CAP              VAN KAMPEN
                                     GROWTH FUND           COMSTOCK FUND
                                  SUB-ACCOUNT (RR)          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(136)                 $43,462
 Net realized gain (loss) on
  security transactions                      --                   24,669
 Net realized gain on
  distributions                           3,302                  195,083
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,107)                (434,672)
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,059                 (171,458)
                                      ---------             ------------
UNIT TRANSACTIONS:
 Purchases                               19,220                  961,843
 Net transfers                           41,701                2,176,615
 Surrenders for benefit
  payments and fees                         (43)                (282,417)
 Net loan activity                           --                     (290)
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      60,878                2,855,751
                                      ---------             ------------
 Net increase (decrease) in
  net assets                             62,937                2,684,293
NET ASSETS:
 Beginning of year                           --                  876,630
                                      ---------             ------------
 End of year                            $62,937               $3,560,923
                                      =========             ============

(rr) Funded as of July 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                VAN KAMPEN              VAN KAMPEN           VAN KAMPEN
                                EQUITY AND              GROWTH AND             MID CAP
                                INCOME FUND            INCOME FUND           GROWTH FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (TT)     SUB-ACCOUNT (UU)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $318,529                  $404                $(19)
 Net realized gain (loss) on
  security transactions               42,540                     1                  --
 Net realized gain on
  distributions                      697,886                 4,624                 722
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (697,621)               (7,299)               (566)
                               -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                         361,334                (2,270)                137
                               -------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                         3,344,595               114,418               8,139
 Net transfers                     2,774,775                    --                  --
 Surrenders for benefit
  payments and fees               (2,053,576)                  (89)                (23)
 Net loan activity                      (662)                   --                  --
                               -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,065,132               114,329               8,116
                               -------------            ----------             -------
 Net increase (decrease) in
  net assets                       4,426,466               112,059               8,253
NET ASSETS:
 Beginning of year                13,905,220                    --                  --
                               -------------            ----------             -------
 End of year                     $18,331,686              $112,059              $8,253
                               =============            ==========             =======

                                   VAN KAMPEN              SELIGMAN               LEGG MASON
                                   REAL ESTATE        COMMUNICATIONS AND      PARTNERS SMALL CAP
                                 SECURITIES FUND       INFORMATION FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT (T)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $302                  $(24)                    $(2)
 Net realized gain (loss) on
  security transactions                  (211)                  (69)                     --
 Net realized gain on
  distributions                        19,455                    --                     161
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (36,683)                  106                    (196)
                                    ---------               -------                 -------
 Net increase (decrease) in
  net assets resulting from
  operations                          (17,137)                   13                     (37)
                                    ---------               -------                 -------
UNIT TRANSACTIONS:
 Purchases                             31,025                   641                   1,090
 Net transfers                         63,802                 4,918                      --
 Surrenders for benefit
  payments and fees                    (3,835)                   71                      (4)
 Net loan activity                         --                    --                      --
                                    ---------               -------                 -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    90,992                 5,630                   1,086
                                    ---------               -------                 -------
 Net increase (decrease) in
  net assets                           73,855                 5,643                   1,049
NET ASSETS:
 Beginning of year                        734                    --                      --
                                    ---------               -------                 -------
 End of year                          $74,589                $5,643                  $1,049
                                    =========               =======                 =======

(a)  Funded as of March 21, 2007.

(t)  Funded as of July 3, 2007.

(tt) Funded as of April 9, 2007.

(uu) Funded as of June 18, 2007.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006


                                   AMERICAN CENTURY                              AMERICAN CENTURY
                                        EQUITY            AMERICAN CENTURY           SMALL CAP
                                     INCOME FUND            ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $98,996                  $(85)                  $(42)
 Net realized gain (loss) on
  security transactions                    36,673                (1,331)                   107
 Net realized gain on
  distributions                           407,989                   538                  1,756
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                466,118                  (237)                  (556)
                                     ------------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,009,776                (1,115)                 1,265
                                     ------------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                              1,523,579                10,053                  7,328
 Net transfers                           (129,787)              (13,536)                 4,191
 Surrenders for benefit
  payments and fees                      (465,582)                   --                    (11)
 Net loan activity                            (70)                   --                     --
                                     ------------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                            928,140                (3,483)                11,508
                                     ------------             ---------              ---------
 Net increase (decrease) in
  net assets                            1,937,916                (4,598)                12,773
NET ASSETS:
 Beginning of year                      4,837,150                12,488                  1,993
                                     ------------             ---------              ---------
 End of year                           $6,775,066                $7,890                $14,766
                                     ============             =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                 AMERICAN CENTURY           AIM BASIC             AIM SMALL CAP            AIM REAL
                                  VISTA(SM) FUND            VALUE FUND             GROWTH FUND           ESTATE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(60)                 $(6,007)               $(2,205)               $2,782
 Net realized gain (loss) on
  security transactions                     --                    1,569                 (9,418)               12,637
 Net realized gain on
  distributions                            165                  147,882                 28,210                43,444
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               1,028                  155,915                (10,073)               14,665
                                     ---------             ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,133                  299,359                  6,514                73,528
                                     ---------             ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,040                  455,308                 58,319               205,769
 Net transfers                           5,221                  111,898                551,474               147,970
 Surrenders for benefit
  payments and fees                         (5)                (153,109)              (207,518)              (13,714)
 Net loan activity                          --                      (11)                    --                   (23)
                                     ---------             ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                          19,256                  414,086                402,275               340,002
                                     ---------             ------------            -----------            ----------
 Net increase (decrease) in
  net assets                            20,389                  713,445                408,789               413,530
NET ASSETS:
 Beginning of year                         934                2,016,411                     --                23,917
                                     ---------             ------------            -----------            ----------
 End of year                           $21,323               $2,729,856               $408,789              $437,447
                                     =========             ============            ===========            ==========

                                                      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  DOMINI SOCIAL           BALANCED            INTERNATIONAL
                                   EQUITY FUND           SHARES FUND            VALUE FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $6                   $793                 $5,687
 Net realized gain (loss) on
  security transactions                   --                    894                      5
 Net realized gain on
  distributions                           --                  2,472                 18,717
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                54                  4,144                 11,516
                                     -------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              60                  8,303                 35,925
                                     -------              ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               694                 61,754                148,497
 Net transfers                         1,310                 11,179                227,961
 Surrenders for benefit
  payments and fees                       (2)                (1,417)                  (887)
 Net loan activity                        --                     --                     (9)
                                     -------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                         2,002                 71,516                375,562
                                     -------              ---------             ----------
 Net increase (decrease) in
  net assets                           2,062                 79,819                411,487
NET ASSETS:
 Beginning of year                        --                 15,051                 13,047
                                     -------              ---------             ----------
 End of year                          $2,062                $94,870               $424,534
                                     =======              =========             ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Funded as of February 28, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                  ALLIANCEBERNSTEIN       AMERICAN FUNDS         AMERICAN FUNDS
                                       GLOBAL              EUROPACIFIC         THE GROWTH FUND OF
                                     VALUE FUND            GROWTH FUND            AMERICA FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,016                 $3,191                  $3,347
 Net realized gain (loss) on
  security transactions                   1,416                  1,803                     756
 Net realized gain on
  distributions                           5,978                 16,561                  55,984
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (919)                 8,857                  12,875
                                      ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,491                 30,412                  72,962
                                      ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               16,737                192,297                 849,475
 Net transfers                           56,000                 83,003                 832,697
 Surrenders for benefit
  payments and fees                      (3,945)                (4,245)                (30,391)
 Net loan activity                           --                     (8)                    (78)
                                      ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      68,792                271,047               1,651,703
                                      ---------             ----------            ------------
 Net increase (decrease) in
  net assets                             76,283                301,459               1,724,665
NET ASSETS:
 Beginning of year                          308                  4,195                  23,860
                                      ---------             ----------            ------------
 End of year                            $76,591               $305,654              $1,748,525
                                      =========             ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   AMERICAN FUNDS
                                      CAPITAL            AMERICAN FUNDS           ARIEL
                                   WORLD GROWTH &          WASHINGTON         APPRECIATION
                                    INCOME FUND         MUTUAL INVESTORS          FUND             ARIEL FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,730                 $1                  $(88)              $(33)
 Net realized gain (loss) on
  security transactions                     (479)                --                    (1)                --
 Net realized gain on
  distributions                           51,074                  7                 1,203                363
 Net unrealized appreciation
  (depreciation) of
  investments during the year             52,023                 (5)                  583                149
                                    ------------             ------             ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             107,348                  3                 1,697                479
                                    ------------             ------             ---------            -------
UNIT TRANSACTIONS:
 Purchases                               855,783                306                11,842              3,385
 Net transfers                           226,452                 --                    44              1,787
 Surrenders for benefit
  payments and fees                       (7,728)                (3)                  (22)                (5)
 Net loan activity                            (5)                --                    --                 --
                                    ------------             ------             ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,074,502                303                11,864              5,167
                                    ------------             ------             ---------            -------
 Net increase (decrease) in
  net assets                           1,181,850                306                13,561              5,646
NET ASSETS:
 Beginning of year                         6,652                 --                 8,150              2,367
                                    ------------             ------             ---------            -------
 End of year                          $1,188,502               $306               $21,711             $8,013
                                    ============             ======             =========            =======


                                     ARTISAN
                                     MID CAP              LIFEPATH              LIFEPATH
                                    VALUE FUND         2010 PORTFOLIO        2020 PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,117)                $387                $6,375
 Net realized gain (loss) on
  security transactions                  5,250                   30                   171
 Net realized gain on
  distributions                         38,253                  589                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,639                 (209)               29,672
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            62,025                  797                36,218
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             402,044               12,564               535,414
 Net transfers                         254,535               18,262                17,586
 Surrenders for benefit
  payments and fees                    (41,252)                 (37)              (17,350)
 Net loan activity                          (5)                  --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    615,322               30,789               535,650
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           677,347               31,586               571,868
NET ASSETS:
 Beginning of year                      17,557                1,853                24,630
                                    ----------            ---------            ----------
 End of year                          $694,904              $33,439              $596,498
                                    ==========            =========            ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                      LIFEPATH              LIFEPATH               LIFEPATH
                                   2030 PORTFOLIO        2040 PORTFOLIO      RETIREMENT PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,096                $1,690                   $387
 Net realized gain (loss) on
  security transactions                     602                    32                     15
 Net realized gain on
  distributions                           9,349                    --                    379
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,431                13,906                    190
                                     ----------            ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             25,478                15,628                    971
                                     ----------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                              316,783               159,422                 20,818
 Net transfers                           44,975                28,895                  2,241
 Surrenders for benefit
  payments and fees                      (9,307)               (6,291)                  (707)
 Net loan activity                           --                    --                     (6)
                                     ----------            ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     352,451               182,026                 22,346
                                     ----------            ----------              ---------
 Net increase (decrease) in
  net assets                            377,929               197,654                 23,317
NET ASSETS:
 Beginning of year                        3,337                12,060                     --
                                     ----------            ----------              ---------
 End of year                           $381,266              $209,714                $23,317
                                     ==========            ==========              =========

(d) Funded as of February 9, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                       CALVERT SOCIAL
                                   BARON SMALL        INVESTMENT FUND        CALVERT LARGE          CRM MID CAP
                                    CAP FUND          EQUITY PORTFOLIO      CAP GROWTH FUND          VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(208)                $(598)                $(344)                 $415
 Net realized gain (loss) on
  security transactions                  (393)                    3                 1,768                   705
 Net realized gain on
  distributions                         8,242                 5,519                    --                 8,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,682)                4,173                 2,806                 4,693
                                    ---------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,959                 9,097                 4,230                14,096
                                    ---------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             64,462               111,900                74,402               153,764
 Net transfers                         (7,411)               14,787                12,823                 4,755
 Surrenders for benefit
  payments and fees                    (7,737)                 (516)               (1,231)              (16,569)
 Net loan activity                         --                    --                   (11)                   --
                                    ---------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    49,314               126,171                85,983               141,950
                                    ---------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           55,273               135,268                90,213               156,046
NET ASSETS:
 Beginning of year                     10,047                   440                20,359                 1,405
                                    ---------            ----------            ----------            ----------
 End of year                          $65,320              $135,708              $110,572              $157,451
                                    =========            ==========            ==========            ==========

                                      DAVIS            DREYFUS LIFETIME
                                     NEW YORK             GROWTH AND         DREYFUS LIFETIME
                                   VENTURE FUND        INCOME PORTFOLIO      GROWTH PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,120                $6,881                $3,169
 Net realized gain (loss) on
  security transactions                    843                 2,953                18,510
 Net realized gain on
  distributions                             --                15,151                   329
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,962                 5,935                 4,683
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            40,925                30,920                26,691
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             411,270               114,910                41,998
 Net transfers                          77,939                (6,597)               13,259
 Surrenders for benefit
  payments and fees                    (34,073)              (37,386)               (7,546)
 Net loan activity                          (6)                  (18)                  (24)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    455,130                70,909                47,687
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           496,055               101,829                74,378
NET ASSETS:
 Beginning of year                      10,764               270,780               144,813
                                    ----------            ----------            ----------
 End of year                          $506,819              $372,609              $219,191
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                  DREYFUS LIFETIME      DREYFUS PREMIER       DREYFUS MIDCAP
                                  INCOME PORTFOLIO       CORE BOND FUND         INDEX FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,466               $31,677                 $231
 Net realized gain (loss) on
  security transactions                     112                (3,727)                  33
 Net realized gain on
  distributions                              --                    --                2,200
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,488                 6,251                  138
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,066                34,201                2,602
                                     ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               76,429               192,853               44,444
 Net transfers                          (11,819)               30,739                7,166
 Surrenders for benefit
  payments and fees                      (1,052)              (47,620)              (2,865)
 Net loan activity                           (2)                  (27)                 (15)
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      63,556               175,945               48,730
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets                             70,622               210,146               51,332
NET ASSETS:
 Beginning of year                      106,846               715,849                6,949
                                     ----------            ----------            ---------
 End of year                           $177,468              $925,995              $58,281
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                       DREYFUS PREMIER       EATON VANCE         ALGER MIDCAP
                                 DREYFUS SMALLCAP         SMALL CAP           LARGE-CAP             GROWTH
                                 STOCK INDEX FUND         VALUE FUND          VALUE FUND      INSTITUTIONAL FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (D)     SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7                   $3               $ --                 $ --
 Net realized gain (loss) on
  security transactions                    --                   (3)                --                   --
 Net realized gain on
  distributions                           355                   61                  1                   17
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3)                 (27)                --                  (12)
                                      -------               ------               ----                -----
 Net increase (decrease) in
  net assets resulting from
  operations                              359                   34                  1                    5
                                      -------               ------               ----                -----
UNIT TRANSACTIONS:
 Purchases                              7,612                  835                 48                  262
 Net transfers                          1,265                  105                 --                   --
 Surrenders for benefit
  payments and fees                        (4)                (105)                (2)                  (3)
 Net loan activity                         --                   --                 --                   --
                                      -------               ------               ----                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,873                  835                 46                  259
                                      -------               ------               ----                -----
 Net increase (decrease) in
  net assets                            9,232                  869                 47                  264
NET ASSETS:
 Beginning of year                        188                   --                 --                   --
                                      -------               ------               ----                -----
 End of year                           $9,420                 $869                $47                 $264
                                      =======               ======               ====                =====

                                     FIDELITY              FEDERATED             FRANKLIN
                                   ADVISOR VALUE           SHORT-TERM            SMALL CAP
                                  STRATEGIES FUND         INCOME FUND           VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,153)               $5,345                  $64
 Net realized gain (loss) on
  security transactions                   3,948                    37                  (12)
 Net realized gain on
  distributions                          71,035                    --                2,436
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,409                   547               (1,365)
                                    -----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,239                 5,929                1,123
                                    -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              132,531                37,836               34,477
 Net transfers                         (203,468)              (13,342)                  --
 Surrenders for benefit
  payments and fees                     (50,131)              (18,568)                (507)
 Net loan activity                           (4)                   --                   --
                                    -----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (121,072)                5,926               33,970
                                    -----------            ----------            ---------
 Net increase (decrease) in
  net assets                            (36,833)               11,855               35,093
NET ASSETS:
 Beginning of year                      644,228               133,904                2,875
                                    -----------            ----------            ---------
 End of year                           $607,395              $145,759              $37,968
                                    ===========            ==========            =========

(c)  From inception, June 21, 2006 to December 31, 2006.

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                               FRANKLIN
                                      MUTUAL             FRANKLIN           BALANCE SHEET
                                  DISCOVERY FUND        INCOME FUND        INVESTMENT FUND
                                  SUB-ACCOUNT (C)     SUB-ACCOUNT (C)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $20                 $1                  $37,406
 Net realized gain (loss) on
  security transactions                    --                 --                  266,243
 Net realized gain on
  distributions                            42                  6                  264,735
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (19)                 2                    3,736
                                      -------              -----             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               43                  9                  572,120
                                      -------              -----             ------------
UNIT TRANSACTIONS:
 Purchases                              1,536                560                  815,493
 Net transfers                             --                 --                  (79,322)
 Surrenders for benefit
  payments and fees                        (6)                (6)                (192,126)
 Net loan activity                         --                 --                      (84)
                                      -------              -----             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,530                554                  543,961
                                      -------              -----             ------------
 Net increase (decrease) in
  net assets                            1,573                563                1,116,081
NET ASSETS:
 Beginning of year                         --                 --                3,350,098
                                      -------              -----             ------------
 End of year                           $1,573               $563               $4,466,179
                                      =======              =====             ============

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         FRANKLIN                FRANKLIN               FRANKLIN
                                    MUTUAL                MUTUAL              SMALL-MID CAP         TEMPLETON GROWTH
                                    BEACON             SHARES FUND             GROWTH FUND             TARGET FUND
                                SUB-ACCOUNT (C)        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $15                 $23,439                $(10,783)                $13
 Net realized gain (loss) on
  security transactions                  --                  40,327                   3,393                  --
 Net realized gain on
  distributions                         111                 149,769                  94,523                   7
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (95)                131,459                  (7,999)                (10)
                                    -------            ------------            ------------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                             31                 344,994                  79,134                  10
                                    -------            ------------            ------------               -----
UNIT TRANSACTIONS:
 Purchases                            1,507                 394,053                 310,035                 964
 Net transfers                           --                 133,764                 (91,668)                 --
 Surrenders for benefit
  payments and fees                      (7)               (248,605)                (79,209)                 (3)
 Net loan activity                       --                    (138)                    (17)                 --
                                    -------            ------------            ------------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,500                 279,074                 139,141                 961
                                    -------            ------------            ------------               -----
 Net increase (decrease) in
  net assets                          1,531                 624,068                 218,275                 971
NET ASSETS:
 Beginning of year                       --               1,870,379               1,144,742                  --
                                    -------            ------------            ------------               -----
 End of year                         $1,531              $2,494,447              $1,363,017                $971
                                    =======            ============            ============               =====

                                      FRANKLIN
                                 TEMPLETON MODERATE          TEMPLETON          TEMPLETON
                                     TARGET FUND            GROWTH FUND       FOREIGN FUND
                                   SUB-ACCOUNT (C)          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $131                   $1,174             $47,145
 Net realized gain (loss) on
  security transactions                     --                      186             277,434
 Net realized gain on
  distributions                            106                    4,866             280,308
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (192)                   3,637             (14,852)
                                       -------               ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                45                    9,863             590,035
                                       -------               ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               9,301                   86,708             712,415
 Net transfers                              --                    4,676              86,577
 Surrenders for benefit
  payments and fees                        (25)                    (146)         (1,123,097)
 Net loan activity                          --                       --                 (14)
                                       -------               ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,276                   91,238            (324,119)
                                       -------               ----------       -------------
 Net increase (decrease) in
  net assets                             9,321                  101,101             265,916
NET ASSETS:
 Beginning of year                          --                   16,114           3,267,571
                                       -------               ----------       -------------
 End of year                            $9,321                 $117,215          $3,533,487
                                       =======               ==========       =============

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                            GOLDMAN SACHS
                                      GE PREMIER               MID CAP            GOLDMAN SACHS
                                  GROWTH EQUITY FUND          VALUE FUND         HIGH YIELD FUND
                                    SUB-ACCOUNT (E)          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3)                  $1,963                $4,534
 Net realized gain (loss) on
  security transactions                      (1)                   7,861                    74
 Net realized gain on
  distributions                             170                   29,734                    --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                 (113)                    (861)                2,207
                                        -------               ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 53                   38,697                 6,815
                                        -------               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                1,170                  469,189               128,552
 Net transfers                               --                  310,472                93,057
 Surrenders for benefit
  payments and fees                          (1)                 (10,381)                  (44)
 Net loan activity                           --                      (21)                   --
                                        -------               ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1,169                  769,259               221,565
                                        -------               ----------            ----------
 Net increase (decrease) in
  net assets                              1,222                  807,956               228,380
NET ASSETS:
 Beginning of year                           --                   23,140                   512
                                        -------               ----------            ----------
 End of year                             $1,222                 $831,096              $228,892
                                        =======               ==========            ==========

(e)  Funded as of February 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  JOHN HANCOCK                            HARTFORD TOTAL       HARTFORD CAPITAL
                                   SMALL CAP        HARTFORD ADVISERS       RETURN BOND          APPRECIATION
                                  EQUITY FUND           HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(10,148)             $90,199             $287,856               $156,073
 Net realized gain (loss) on
  security transactions                30,816              301,776              (61,724)             1,568,195
 Net realized gain on
  distributions                            --              382,713                  964              2,607,688
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             58,656             (291,650)              52,838             (1,420,195)
                                   ----------          -----------          -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           79,324              483,038              279,934              2,911,761
                                   ----------          -----------          -----------          -------------
UNIT TRANSACTIONS:
 Purchases                            348,333              683,144            1,741,921              2,893,689
 Net transfers                        (76,798)            (193,600)              95,474                 78,509
 Surrenders for benefit
  payments and fees                   (88,832)            (339,195)          (1,624,766)              (873,646)
 Net loan activity                        (17)                (121)                (138)                  (371)
                                   ----------          -----------          -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   182,686              150,228              212,491              2,098,181
                                   ----------          -----------          -----------          -------------
 Net increase (decrease) in
  net assets                          262,010              633,266              492,425              5,009,942
NET ASSETS:
 Beginning of year                  1,337,009            4,750,288            6,311,540             17,154,474
                                   ----------          -----------          -----------          -------------
 End of year                       $1,599,019           $5,383,554           $6,803,965            $22,164,416
                                   ==========          ===========          ===========          =============

                                HARTFORD DIVIDEND   HARTFORD GLOBAL    HARTFORD GLOBAL
                                   AND GROWTH           ADVISERS            HEALTH
                                    HLS FUND            HLS FUND           HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $93,198            $1,645             $(3,716)
 Net realized gain (loss) on
  security transactions                196,275                --              24,428
 Net realized gain on
  distributions                        617,270             2,789             111,311
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             550,680              (904)            (57,115)
                                   -----------          --------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,457,423             3,530              74,908
                                   -----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                           1,248,498             4,298             166,835
 Net transfers                         109,810            73,896              63,348
 Surrenders for benefit
  payments and fees                 (1,238,614)             (109)           (158,812)
 Net loan activity                        (176)               --                  (6)
                                   -----------          --------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    119,518            78,085              71,365
                                   -----------          --------          ----------
 Net increase (decrease) in
  net assets                         1,576,941            81,615             146,273
NET ASSETS:
 Beginning of year                   7,282,372               255             591,993
                                   -----------          --------          ----------
 End of year                        $8,859,313           $81,870            $738,266
                                   ===========          ========          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                  HARTFORD GLOBAL                               HARTFORD GROWTH
                                     TECHNOLOGY          HARTFORD GROWTH         OPPORTUNITIES
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,048)                $(140)                  $170
 Net realized gain (loss) on
  security transactions                   7,839                   664                     (1)
 Net realized gain on
  distributions                              --                 3,717                  3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,555                (2,017)                (1,474)
                                     ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,346                 2,224                  1,739
                                     ----------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                               26,257                48,994                 20,168
 Net transfers                          (36,014)               12,823                 17,168
 Surrenders for benefit
  payments and fees                      (2,312)                 (220)                    20
 Net loan activity                          (15)                   --                     --
                                     ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,084)               61,597                 37,356
                                     ----------             ---------              ---------
 Net increase (decrease) in
  net assets                                262                63,821                 39,095
NET ASSETS:
 Beginning of year                      152,864                 3,007                    129
                                     ----------             ---------              ---------
 End of year                           $153,126               $66,828                $39,224
                                     ==========             =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        HARTFORD INTERNATIONAL     HARTFORD LARGECAP
                                   HARTFORD INDEX        CAPITAL APPRECIATION           GROWTH             HARTFORD MIDCAP
                                      HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $62,870                    $469                     $41                  $40,987
 Net realized gain (loss) on
  security transactions                  444,804                     108                      --                  152,373
 Net realized gain on
  distributions                          641,347                   6,642                      --                1,152,236
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (338,910)                  2,772                   4,037                 (589,857)
                                    ------------              ----------               ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             810,111                   9,991                   4,078                  755,739
                                    ------------              ----------               ---------             ------------
UNIT TRANSACTIONS:
 Purchases                               900,286                  85,956                  63,521                1,309,854
 Net transfers                          (340,330)                  2,326                   7,652                 (678,255)
 Surrenders for benefit
  payments and fees                     (809,097)                   (635)                    (93)                (976,280)
 Net loan activity                          (135)                     --                      --                      (67)
                                    ------------              ----------               ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (249,276)                 87,647                  71,080                 (344,748)
                                    ------------              ----------               ---------             ------------
 Net increase (decrease) in
  net assets                             560,835                  97,638                  75,158                  410,991
NET ASSETS:
 Beginning of year                     5,470,485                   6,538                  12,985                7,162,457
                                    ------------              ----------               ---------             ------------
 End of year                          $6,031,320                $104,176                 $88,143               $7,573,448
                                    ============              ==========               =========             ============

                                   HARTFORD MONEY        HARTFORD MORTGAGE         HARTFORD SMALL
                                       MARKET                SECURITIES               COMPANY
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $73,935                $80,568                 $(15,237)
 Net realized gain (loss) on
  security transactions                       --                (28,457)                 333,614
 Net realized gain on
  distributions                               --                     --                  397,227
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                (20,309)                (381,194)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              73,935                 31,802                  334,410
                                    ------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                             2,013,447                112,215                  489,071
 Net transfers                           165,876                 47,010                   27,720
 Surrenders for benefit
  payments and fees                     (759,627)               (78,756)                (925,352)
 Net loan activity                           (12)                   (20)                     (64)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,419,684                 80,449                 (408,625)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets                           1,493,619                112,251                  (74,215)
NET ASSETS:
 Beginning of year                     1,244,437                726,956                2,685,764
                                    ------------             ----------             ------------
 End of year                          $2,738,056               $839,207               $2,611,549
                                    ============             ==========             ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                  HARTFORD SMALLCAP                               HARTFORD VALUE
                                       GROWTH              HARTFORD STOCK         OPPORTUNITIES
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $8                  $31,189                $2,779
 Net realized gain (loss) on
  security transactions                     (11)                 478,535                (2,334)
 Net realized gain on
  distributions                           1,020                  226,882                22,673
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (628)                (231,380)                1,334
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                389                  505,226                24,452
                                      ---------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                7,788                  510,144               197,222
 Net transfers                            6,693                 (521,590)               70,464
 Surrenders for benefit
  payments and fees                        (507)                (139,141)               (3,665)
 Net loan activity                           --                      (45)                   --
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,974                 (150,632)              264,021
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets                             14,363                  354,594               288,473
NET ASSETS:
 Beginning of year                        2,047                3,784,707                 1,869
                                      ---------             ------------            ----------
 End of year                            $16,410               $4,139,301              $290,342
                                      =========             ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               HOTCHKIS AND WILEY                                              AIM SMALL
                                   LARGE CAP         AIM FINANCIAL        AIM LEISURE           COMPANY
                                   VALUE FUND        SERVICES FUND            FUND            GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,611              $2,687              $7,533               $(965)
 Net realized gain (loss) on
  security transactions                 4,859              (7,946)             (3,029)            132,213
 Net realized gain on
  distributions                        22,219              50,017              28,719                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          29,867              22,529              87,561             (76,570)
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           59,556              67,287             120,784              54,678
                                   ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            523,657              75,178              57,936              13,974
 Net transfers                        (20,701)            (23,631)            (26,686)           (535,375)
 Surrenders for benefit
  payments and fees                   (47,341)            (77,078)           (242,850)            (30,906)
 Net loan activity                        (12)                 (6)                (11)                (13)
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   455,603             (25,537)           (211,611)           (552,320)
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets                          515,159              41,750             (90,827)           (497,642)
NET ASSETS:
 Beginning of year                     66,557             456,936             665,525             497,642
                                   ----------          ----------          ----------          ----------
 End of year                         $581,716            $498,686            $574,698                $ --
                                   ==========          ==========          ==========          ==========

                                                                         JANUS ADVISER
                                 AIM TECHNOLOGY      JANUS ADVISER       INTERNATIONAL
                                      FUND             FORTY FUND         GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,467)            $(9,421)             $5,742
 Net realized gain (loss) on
  security transactions                   167             382,248              86,070
 Net realized gain on
  distributions                            --              63,352                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          18,499            (269,088)            334,025
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,199             167,091             425,837
                                   ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            110,813             288,337             215,001
 Net transfers                        (13,996)           (168,760)            920,761
 Surrenders for benefit
  payments and fees                    (3,155)            (62,326)            (51,654)
 Net loan activity                         --                 (17)                (26)
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    93,662              57,234           1,084,082
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets                          110,861             224,325           1,509,919
NET ASSETS:
 Beginning of year                    158,575           1,710,827             463,218
                                   ----------          ----------          ----------
 End of year                         $269,436          $1,935,152          $1,973,137
                                   ==========          ==========          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                             KEELEY             LORD ABBETT
                                   JANUS ADVISER           SMALL CAP             SMALL-CAP
                                   WORLDWIDE FUND          VALUE FUND            BLEND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,212               $(1,967)              $(1,754)
 Net realized gain (loss) on
  security transactions                   2,426                (7,496)                 (350)
 Net realized gain on
  distributions                              --                     8                17,131
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,874                56,176                (3,090)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,512                46,721                11,937
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               36,527               506,960               228,660
 Net transfers                           42,812               220,008               137,901
 Surrenders for benefit
  payments and fees                        (961)              (22,764)              (10,838)
 Net loan activity                           --                   (12)                  (20)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      78,378               704,192               355,703
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            105,890               750,913               367,640
NET ASSETS:
 Beginning of year                      138,586                39,500                16,921
                                     ----------            ----------            ----------
 End of year                           $244,476              $790,413              $384,561
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         MASSACHUSETTS
                                    LEGG MASON          INVESTORS GROWTH          MFS CAPITAL              MFS HIGH
                                    VALUE FUND             STOCK FUND          OPPORTUNITIES FUND         INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,938)               $(10,408)               $(4,830)                $29,140
 Net realized gain (loss) on
  security transactions                  3,150                  77,498                196,707                  (3,771)
 Net realized gain on
  distributions                             --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           54,278                  48,815                (86,015)                 15,822
                                    ----------            ------------             ----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            55,490                 115,905                105,862                  41,191
                                    ----------            ------------             ----------             -----------
UNIT TRANSACTIONS:
 Purchases                             393,469                 545,495                 89,583                 132,206
 Net transfers                         147,401                 (55,468)               (75,031)                (10,149)
 Surrenders for benefit
  payments and fees                       (129)               (917,498)               (16,888)               (147,317)
 Net loan activity                          --                     (19)                    (9)                    (11)
                                    ----------            ------------             ----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    540,741                (427,490)                (2,345)                (25,271)
                                    ----------            ------------             ----------             -----------
 Net increase (decrease) in
  net assets                           596,231                (311,585)               103,517                  15,920
NET ASSETS:
 Beginning of year                         496               1,928,567                771,164                 488,426
                                    ----------            ------------             ----------             -----------
 End of year                          $596,727              $1,616,982               $874,681                $504,346
                                    ==========            ============             ==========             ===========

                                        MFS
                                 INTERNATIONAL NEW         MFS MID CAP                MFS
                                   DISCOVERY FUND          GROWTH FUND           UTILITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $562                $(4,641)                $17,409
 Net realized gain (loss) on
  security transactions                     310                  5,698                 114,242
 Net realized gain on
  distributions                          10,338                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,170                  4,612                 214,849
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,380                  5,669                 346,500
                                     ----------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               28,537                 78,947                 244,640
 Net transfers                           76,495                (26,884)                 22,033
 Surrenders for benefit
  payments and fees                        (263)               (89,651)                (12,827)
 Net loan activity                           --                     --                      (5)
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     104,769                (37,588)                253,841
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets                            118,149                (31,919)                600,341
NET ASSETS:
 Beginning of year                        2,170                612,579               1,028,827
                                     ----------             ----------            ------------
 End of year                           $120,319               $580,660              $1,629,168
                                     ==========             ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                BLACKROCK                 MUNDER
                                         MFS                  MID CAP VALUE            MIDCAP CORE
                                      VALUE FUND         OPPORTUNITIES FUND INC.       GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (C)(G)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,673                    $(2)                    $(393)
 Net realized gain (loss) on
  security transactions                   105,463                     --                      (947)
 Net realized gain on
  distributions                            48,236                     96                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    118,327                    (95)                    8,504
                                     ------------                -------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              281,699                     (1)                    7,164
                                     ------------                -------                ----------
UNIT TRANSACTIONS:
 Purchases                                198,590                  1,331                    71,837
 Net transfers                             51,751                     --                    17,638
 Surrenders for benefit
  payments and fees                      (348,319)                   (11)                     (802)
 Net loan activity                            (39)                    --                       (19)
                                     ------------                -------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (98,017)                 1,320                    88,654
                                     ------------                -------                ----------
 Net increase (decrease) in
  net assets                              183,682                  1,319                    95,818
NET ASSETS:
 Beginning of year                      1,507,487                     --                    39,890
                                     ------------                -------                ----------
 End of year                           $1,691,169                 $1,319                  $135,708
                                     ============                =======                ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

(g) Formerly Merrill Lynch Mid Cap Value Opportunities Fund. Change effective October 2, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  NEUBERGER BERMAN             OAKMARK               OPPENHEIMER
                                      SOCIALLY              INTERNATIONAL              CAPITAL               OPPENHEIMER
                                   RESPONSIVE FUND          SMALL CAP FUND        APPRECIATION FUND          GLOBAL FUND
                                   SUB-ACCOUNT (F)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(65)                  $39,760                $(12,016)                 $2,342
 Net realized gain (loss) on
  security transactions                     575                       (40)                149,353                 143,197
 Net realized gain on
  distributions                             205                   280,635                      --                 192,549
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    1,240                   220,728                 (29,240)                140,538
                                      ---------              ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,955                   541,083                 108,097                 478,626
                                      ---------              ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               20,962                   406,539                 291,862                 587,750
 Net transfers                              146                   (39,883)               (141,519)                 32,105
 Surrenders for benefit
  payments and fees                        (522)                 (108,353)                (56,862)               (149,961)
 Net loan activity                           --                        (6)                    (25)                    (55)
                                      ---------              ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      20,586                   258,297                  93,456                 469,839
                                      ---------              ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             22,541                   799,380                 201,553                 948,465
NET ASSETS:
 Beginning of year                           --                 1,436,106               1,543,770               2,550,541
                                      ---------              ------------            ------------            ------------
 End of year                            $22,541                $2,235,486              $1,745,323              $3,499,006
                                      =========              ============            ============            ============

                                   OPPENHEIMER           OPPENHEIMER           OPPENHEIMER
                                    DEVELOPING          INTERNATIONAL          MAIN STREET
                                   MARKETS FUND           BOND FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (C)       SUB-ACCOUNT (C)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,621                  $3                    $3
 Net realized gain (loss) on
  security transactions                  3,314                  --                    --
 Net realized gain on
  distributions                         73,088                   3                    36
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  54,584                  11                   (23)
                                    ----------             -------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                           137,607                  17                    16
                                    ----------             -------               -------
UNIT TRANSACTIONS:
 Purchases                             614,727               1,249                 1,259
 Net transfers                         149,509                  --                    --
 Surrenders for benefit
  payments and fees                    (34,993)                 (7)                   (9)
 Net loan activity                         (48)                 --                    --
                                    ----------             -------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    729,195               1,242                 1,250
                                    ----------             -------               -------
 Net increase (decrease) in
  net assets                           866,802               1,259                 1,266
NET ASSETS:
 Beginning of year                      75,722                  --                    --
                                    ----------             -------               -------
 End of year                          $942,524              $1,259                $1,266
                                    ==========             =======               =======

(c)  From inception, June 21, 2006 to December 31, 2006.

(f)  Funded as of January 12, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                            PIONEER                PUTNAM
                                       PIMCO                MID CAP            INTERNATIONAL
                                  REAL RETURN FUND        VALUE FUND            EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,026                 $1                   $36,290
 Net realized gain (loss) on
  security transactions                   5,431                 --                      (160)
 Net realized gain on
  distributions                           5,517                 21                    87,333
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,693)               (22)                  269,900
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,281                 --                   393,363
                                     ----------              -----              ------------
UNIT TRANSACTIONS:
 Purchases                              771,052                648                   332,174
 Net transfers                           33,738                 --                   124,114
 Surrenders for benefit
  payments and fees                      (2,081)                (2)                  (89,257)
 Net loan activity                          (21)                --                        (7)
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     802,688                646                   367,024
                                     ----------              -----              ------------
 Net increase (decrease) in
  net assets                            804,969                646                   760,387
NET ASSETS:
 Beginning of year                        8,501                 --                 1,249,886
                                     ----------              -----              ------------
 End of year                           $813,470               $646                $2,010,273
                                     ==========              =====              ============

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     PUTNAM                                       SSGA
                                    SMALL CAP           ROYCE VALUE             S&P 500              THORNBURG
                                   GROWTH FUND           PLUS FUND             INDEX FUND           VALUE FUND
                                 SUB-ACCOUNT (C)        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1)                  $(875)               $5,933               $ --
 Net realized gain (loss) on
  security transactions                  --                  (5,970)                2,662                 --
 Net realized gain on
  distributions                          25                   5,348                    --                  3
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (20)                 29,442                55,320                 --
                                      -----              ----------            ----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                              4                  27,945                63,915                  3
                                      -----              ----------            ----------              -----
UNIT TRANSACTIONS:
 Purchases                              620                 221,342               237,471                262
 Net transfers                           --                  26,375               315,097                 --
 Surrenders for benefit
  payments and fees                      (4)                (12,150)              (36,640)                (2)
 Net loan activity                       --                     (16)                  (11)                --
                                      -----              ----------            ----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     616                 235,551               515,917                260
                                      -----              ----------            ----------              -----
 Net increase (decrease) in
  net assets                            620                 263,496               579,832                263
NET ASSETS:
 Beginning of year                       --                  48,682                23,266                 --
                                      -----              ----------            ----------              -----
 End of year                           $620                $312,178              $603,098               $263
                                      =====              ==========            ==========              =====

                                     VICTORY              VICTORY
                                   DIVERSIFIED            SPECIAL             VAN KAMPEN
                                   STOCK FUND           VALUE FUND          COMSTOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33)                $(45)               $3,516
 Net realized gain (loss) on
  security transactions                    --                  383                   (97)
 Net realized gain on
  distributions                         1,466                  841                16,934
 Net unrealized appreciation
  (depreciation) of
  investments during the year             783                1,788                10,707
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,216                2,967                31,060
                                    ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              6,599               13,656               215,104
 Net transfers                         17,300               40,864               628,046
 Surrenders for benefit
  payments and fees                        (3)              (1,016)              (14,536)
 Net loan activity                         --                   --                   (24)
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    23,896               53,504               828,590
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets                           26,112               56,471               859,650
NET ASSETS:
 Beginning of year                      2,193                7,238                16,980
                                    ---------            ---------            ----------
 End of year                          $28,305              $63,709              $876,630
                                    =========            =========            ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                 VAN KAMPEN             VAN KAMPEN
                                 EQUITY AND             REAL ESTATE
                                 INCOME FUND          SECURITIES FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (C)
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $190,712               $ --
 Net realized gain (loss) on
  security transactions                13,332                 --
 Net realized gain on
  distributions                       557,549                 25
 Net unrealized appreciation
  (depreciation) of
  investments during the year         548,253                 (9)
                                -------------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                        1,309,846                 16
                                -------------              -----
UNIT TRANSACTIONS:
 Purchases                          2,870,681                724
 Net transfers                      1,068,373                 --
 Surrenders for benefit
  payments and fees                  (805,603)                (6)
 Net loan activity                       (187)                --
                                -------------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,133,264                718
                                -------------              -----
 Net increase (decrease) in
  net assets                        4,443,110                734
NET ASSETS:
 Beginning of year                  9,462,110                 --
                                -------------              -----
 End of year                      $13,905,220               $734
                                =============              =====

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century Equity Income Fund, American Century Ultra(R) Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century VistaSM Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, AIM Basic Value Fund, AIM European Growth Fund, AIM International Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, AIM Real Estate Fund, AIM Small Cap Equity Fund, Domini Social Equity Fund, AllianceBernstein Balanced Shares Fund, Al-lianceBernstein Growth and Income Fund, AllianceBernstein International Growth Fund, AllianceBernstein International Value Fund, AllianceBernstein Global Value Fund, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder Fund, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America Fund, American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, Baron Small Cap Fund, BlackRock Government Income Fund, Calvert Social Investment Fund Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Social Investment Bond Fund, Columbia Marsico International Opportunities Fund, Columbia Mar-sico Growth Fund, CRM Mid Cap Value Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Dreyfus Lifetime Growth and Income Portfolio, Dreyfus Lifetime Growth Portfolio, Dreyfus Lifetime Income Portfolio, Dreyfus Pre-mier Core Bond Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus Premier Small Cap Value Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Alger Capital Appreciation Institutional Portfolio, Alger MidCap Growth Institutional Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Federated Fund for U.S. Government Securities Fund, Federated Mid Cap Growth Strategies Fund, Federated Kaufman Fund, Federated Short-Term Income Fund, Templeton Developing Markets Trust, Franklin High Income Fund, Templeton Global Bond Fund, Franklin Small Cap Value Fund, Mutual Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Capital Growth Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Conservative Target, Franklin Templeton Growth Target Fund, Franklin Templeton Moderate Target Fund, Templeton Foreign Fund, GE Premier Growth Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs High Yield Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Oppor-tunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hotchkis and Wiley Large Cap Value Fund, AIM Financial Services Fund, AIM Leisure Fund, AIM Technology Fund, Ivy Global Natural Resources Fund, Janus Adviser Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Keeley Small Cap Value Fund, Lord Abbett Affiliated Fund, Lord Abbett All Value Fund, Lord Abbett Bond Debenture Fund, Lord

    Abbett America's Value Fund, Lord Abbett Small Cap Blend Fund, Lord Abbett International Core Equity Fund, Legg Mason Value Fund, Marshall Mid-Cap Value Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS Strategic Value Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Core Equity Fund, BlackRock Global Allocation Fund, BlackRock Global Financial Services Fund, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Oakmark International Small Cap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Small Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid- Cap Value Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Gold & Special Metals Fund, PIMCO Total Return, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer High Yield Fund, Pioneer Small Cap Value Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Vista Fund, Putnam Small Cap Growth Fund, Royce Value Plus Fund, Legg Mason Partners Small Cap Growth Fund, DWS Dreman High Return Equity Fund, SSGA S&P 500 Index Fund, DWS Global Thematic Fund, Legg Mason Partners Aggressive Growth Fund, BlackRock Small/Mid-Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Van Kampen Small Cap Growth Fund, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Growth and Income Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Real Estate Securities Fund, Seligman Communications and Information Fund, and Legg Mason Partners Small Cap Value Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distri-butions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be re-ceived to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable,the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century Equity Income Fund                   $2,473,757      $1,842,783
American Century Ultra(R) Fund                             9,129           1,951
American Century Small Cap Value Fund                     13,708           5,337
American Century Large Company Value Fund                    492              67
American Century VistaSM Fund                             47,907          12,735
American Century Inflation-Adjusted Bond Fund              8,923              49
American Century Equity Growth Fund                           73               1
AIM Basic Value Fund                                     837,566         669,582
AIM European Growth Fund                                 202,830          11,250
AIM International Growth Fund                             69,175             487
AIM Mid Cap Core Equity Fund                              83,197             102
AIM Small Cap Growth Fund                                194,738          97,052
AIM Real Estate Fund                                   1,132,973         237,079
AIM Small Cap Equity Fund                                     83               1
Domini Social Equity Fund                                  3,072           1,497

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein Balanced Shares Fund                  $218,024        $129,390
AllianceBernstein Growth and Income Fund                     122               3
AllianceBernstein International Growth Fund              166,724           2,115
AllianceBernstein International Value Fund             2,719,073       1,262,013
AllianceBernstein Global Value Fund                       98,574          69,204
American Funds AMCAP Fund                                 29,314           3,032
American Funds American Balanced Fund                     46,537             514
American Funds Capital Income Builder Fund             3,534,905         260,323
American Funds EuroPacific Growth Fund                 2,250,259         492,406
American Funds Fundamental Investors Fund                606,985         230,182
American Funds New Perspective Fund                      109,406           3,046
American Funds The Bond Fund of America                  670,321         279,137
American Funds The Growth Fund of America Fund         8,019,619       2,749,748
American Funds The Income Fund of America              1,034,321          53,052
American Funds The Investment Company of
 America                                                 331,990          25,830
American Funds The New Economy Fund                      725,829         263,605
American Funds Washington Mutual Investors                35,803           3,660
American Funds American Mutual Fund                        8,023             419
American Funds Capital World Growth & Income
 Fund                                                  3,791,113         560,134
American Funds SMALLCAP World Fund                       452,789         249,380
Ariel Appreciation Fund                                   23,902           5,529
Ariel Fund                                                20,077           9,983
Artisan Mid Cap Value Fund                               414,890         155,433
LifePath 2010 Portfolio                                1,096,953          71,975
LifePath 2020 Portfolio                                1,699,039         170,679
LifePath 2030 Portfolio                                1,944,055         291,017
LifePath 2040 Portfolio                                1,347,389          60,627
LifePath Retirement Portfolio                            113,902          28,689
Baron Small Cap Fund                                      34,288          52,884
BlackRock Government Income Fund                          10,448              39
Calvert Social Investment Fund Equity
 Portfolio                                               134,689           3,354
Calvert Large Cap Growth Fund                             48,165          44,331
Calvert Social Investment Bond Fund                       49,269             921
Columbia Marsico International Opportunities
 Fund                                                     18,596           1,047
Columbia Marsico Growth Fund                             101,315          25,837
CRM Mid Cap Value Fund                                   133,445          93,195
Davis Financial Fund                                         294               2
Davis New York Venture Fund                            1,856,602         363,085
Davis Opportunity Fund                                   357,429         264,232
Dreyfus Lifetime Growth and Income Portfolio             156,946          66,210
Dreyfus Lifetime Growth Portfolio                        100,701          56,004
Dreyfus Lifetime Income Portfolio                         20,007          12,041
Dreyfus Premier Core Bond Fund                           311,216          99,881
Dreyfus MidCap Index Fund                                 61,546          70,783
Dreyfus SmallCap Stock Index Fund                         19,909          11,679
Dreyfus Premier Small Cap Value Fund                           1             878
Eaton Vance Large-Cap Value Fund                         284,653           2,856
Eaton Vance Dividend Builder Fund                         54,078           3,667

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Eaton Vance Worldwide Health Sciences Fund                $1,527              $6
Eaton Vance Income Fund of Boston                        302,578           2,409
Alger Capital Appreciation Institutional
 Portfolio                                               230,130          14,503
Alger MidCap Growth Institutional Fund                   288,280           1,519
Fidelity Advisor Equity Growth Fund                       13,379             628
Fidelity Advisor Value Strategies Fund                   371,495         149,878
Federated Fund for U.S. Government Securities
 Fund                                                      5,789              10
Federated Mid Cap Growth Strategies Fund                     215              --
Federated Kaufman Fund                                   311,480          13,011
Federated Short-Term Income Fund                          90,138         103,604
Templeton Developing Markets Trust                       560,470          21,824
Franklin High Income Fund                                 16,655              96
Templeton Global Bond Fund                               320,600         267,850
Franklin Small Cap Value Fund                            557,374         128,390
Mutual Discovery Fund                                  1,086,395         238,527
Templeton Growth Fund                                  1,217,661         434,781
Franklin Income Fund                                   1,409,510         288,332
Franklin Capital Growth Fund                                  86               3
Franklin Balance Sheet Investment Fund                 1,491,054         792,700
Mutual Beacon Fund                                       628,499         123,635
Franklin Mutual Shares Fund                            1,468,151         467,919
Franklin Small-Mid Cap Growth Fund                       675,696         253,085
Franklin Templeton Conservative Target                   280,295         269,478
Franklin Templeton Growth Target Fund                    410,494         265,331
Franklin Templeton Moderate Target Fund                  716,348         271,312
Templeton Foreign Fund                                 4,914,086       4,412,122
GE Premier Growth Equity Fund                              8,519             208
Goldman Sachs Capital Growth Fund                          2,125              85
Goldman Sachs Core Fixed Income Fund                       1,943              32
Goldman Sachs Government Income Fund                      22,006              65
Goldman Sachs Growth & Income Fund                     1,049,346         217,796
Goldman Sachs Growth Opportunities Fund                    5,504             852
Goldman Sachs Mid Cap Value Fund                       5,628,996       2,726,335
Goldman Sachs Small Cap Value Fund                       538,588         268,530
Goldman Sachs High Yield Fund                            177,972          60,230
John Hancock Small Cap Equity Fund                       343,477         477,901
Hartford Advisers HLS Fund                             1,322,216         405,598
Hartford LargeCap Growth HLS Fund                        413,415         330,189
Hartford Total Return Bond HLS Fund                    4,063,135       1,930,460
Hartford Capital Appreciation HLS Fund                 8,498,853       3,482,949
Hartford Dividend and Growth HLS Fund                  2,914,799       1,847,829
Hartford Global Advisers HLS Fund                         32,698           3,963
Hartford Global Communications HLS Fund                      189               3
Hartford Global Health HLS Fund                          381,739         136,915
Hartford Global Growth HLS Fund                              121               2
Hartford Global Technology HLS Fund                      143,830          44,842
Hartford Growth HLS Fund                                 132,501          16,488
Hartford Growth Opportunities HLS Fund                   378,153           8,268

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Index HLS Fund                               $1,784,984        $877,240
Hartford International Growth HLS Fund                    67,562          46,026
Hartford International Opportunities HLS Fund              1,804               7
Hartford MidCap HLS Fund                               3,067,733       1,913,133
Hartford Money Market HLS Fund                         8,415,988       5,754,950
Hartford Mortgage Securities HLS Fund                    169,048         155,738
Hartford Small Company HLS Fund                        1,039,351       1,226,101
Hartford SmallCap Growth HLS Fund                         28,617           6,306
Hartford Stock HLS Fund                                1,172,519         751,463
Hartford Value Opportunities HLS Fund                    897,769          85,372
Hotchkis and Wiley Large Cap Value Fund                  472,876         218,930
AIM Financial Services Fund                              195,928         120,760
AIM Leisure Fund                                         279,615         213,375
AIM Technology Fund                                      109,058          65,647
Ivy Global Natural Resources Fund                        491,971             694
Janus Adviser Forty Fund                                 632,017         216,411
Janus Adviser International Growth Fund                1,870,712         861,059
Janus Adviser Worldwide Fund                             141,388         156,410
Keeley Small Cap Value Fund                            1,344,602         740,244
Lord Abbett Affiliated Fund                               12,366              92
Lord Abbett All Value Fund                               297,832         271,729
Lord Abbett Bond Debenture Fund                           56,465              94
Lord Abbett America's Value Fund                              41               1
Lord Abbett Small Cap Blend Fund                         465,577          97,242
Lord Abbett International Core Equity Fund                    43              --
Legg Mason Value Fund                                    238,437         219,848
Marshall Mid-Cap Value Fund                              132,968          44,210
Massachusetts Investors Growth Stock Fund                413,569         329,154
MFS High Income Fund                                     229,983         107,518
MFS International New Discovery Fund                     114,356          20,603
MFS Mid Cap Growth Fund                                   94,344          93,576
MFS Strategic Value Fund                                  33,688             188
MFS Total Return Fund                                      1,948             143
MFS Utilities Fund                                     1,568,270         501,634
MFS Value Fund                                           570,465         400,768
MFS Research Bond Fund                                    13,204               6
MFS Core Equity Fund                                   1,146,763       1,077,361
BlackRock Global Allocation Fund                       1,656,085          64,111
BlackRock Global Financial Services Fund                 171,100             884
BlackRock Large Cap Core Fund                            291,003           7,607
BlackRock Value Opportunities Fund                        11,261           6,435
BlackRock Small Cap Growth Fund                           83,922           2,814
BlackRock Mid Cap Value Opportunities Fund                26,636           1,238
Munder MidCap Core Growth Fund                           171,405          30,232
Neuberger Berman Socially Responsive Fund                 30,443           1,180
Oakmark International Small Cap Fund                   1,091,618         471,899
Oppenheimer Capital Appreciation Fund                    314,812         324,995
Oppenheimer Global Fund                                  999,832         715,458

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Oppenheimer International Growth Fund                     $8,702             $33
Oppenheimer Main Street Small Cap Fund                   389,765          18,623
Oppenheimer Developing Markets Fund                      604,228         222,314
Oppenheimer Equity Fund                                    1,807               7
Oppenheimer International Bond Fund                      302,424           6,553
Oppenheimer Small- & Mid- Cap Value Fund                 618,869           9,203
Oppenheimer Main Street Opportunity Fund                 146,939           1,374
Oppenheimer Gold & Special Metals Fund                   123,070           5,524
PIMCO Total Return                                       216,140           2,960
PIMCO Emerging Markets Bond Fund                         184,306           3,087
PIMCO Real Return Fund                                   776,201         178,917
Pioneer High Yield Fund                                  135,808          26,537
Pioneer Small Cap Value Fund                             101,051           2,456
Pioneer Strategic Income Fund                            322,971           2,633
Pioneer Mid Cap Value Fund                                 8,120              65
Putnam International Equity Fund                       1,214,900         255,629
Putnam Investors Fund                                         34              --
Putnam Vista Fund                                            264               4
Putnam Small Cap Growth Fund                               2,091             114
Royce Value Plus Fund                                    600,685         283,886
Legg Mason Partners Small Cap Growth Fund                 11,619           6,624
DWS Dreman High Return Equity Fund                       189,388           7,320
SSGA S&P 500 Index Fund                                  288,022         122,767
DWS Global Thematic Fund                                 155,102           1,263
Legg Mason Partners Aggressive Growth Fund                86,653           1,826
BlackRock Small/Mid-Cap Growth Fund                        2,323               9
Thornburg International Value Fund                       463,798          12,426
Thornburg Value Fund                                     188,626           3,993
Thornburg Core Growth Fund                               513,784          65,010
Victory Diversified Stock Fund                            81,192           5,055
Victory Special Value Fund                               462,983          29,503
Van Kampen Small Cap Growth Fund                          64,142              98
Van Kampen Comstock Fund                               7,975,899       4,881,602
Van Kampen Equity and Income Fund                     11,576,806       6,495,349
Van Kampen Growth and Income Fund                        120,034             677
Van Kampen Mid Cap Growth Fund                             8,861              42
Van Kampen Real Estate Securities Fund                   115,066           4,317
Seligman Communications and Information Fund               8,452           2,846
Legg Mason Partners Small Cap Value Fund                   1,250               5
                                                 ---------------  --------------
                                                    $144,264,021     $62,826,054
                                                 ===============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century Equity        112,093         114,992               (2,899)
 Income Fund
American Century Ultra(R)          552             192                  360
 Fund
American Century Small Cap         679             360                  319
 Value Fund
American Century Large              39               6                   33
 Company Value Fund
American Century Vista(SM)       2,710             815                1,895
 Fund
American Century                   855               1                  854
 Inflation-Adjusted Bond
 Fund
American Century Equity              6              --                    6
 Growth Fund
AIM Basic Value Fund            39,160          53,262              (14,102)
AIM European Growth Fund        16,692             779               15,913
AIM International Growth         4,378              30                4,348
 Fund
AIM Mid Cap Core Equity          6,620              --                6,620
 Fund
AIM Small Cap Growth Fund       12,536           8,406                4,130
AIM Real Estate Fund            34,070           9,401               24,669
AIM Small Cap Equity Fund            7              --                    7
Domini Social Equity Fund          247             127                  120
AllianceBernstein Balanced      12,957           7,618                5,339
 Shares Fund
AllianceBernstein Growth             9              --                    9
 and Income Fund
AllianceBernstein               12,381             187               12,194
 International Growth Fund
AllianceBernstein              154,264          81,711               72,553
 International Value Fund
AllianceBernstein Global         6,483           4,715                1,768
 Value Fund
American Funds AMCAP Fund        2,508             307                2,201
American Funds American          3,892              44                3,848
 Balanced Fund
American Funds Capital         279,916          21,970              257,946
 Income Builder Fund
American Funds EuroPacific     105,495          26,000               79,495
 Growth Fund
American Funds Fundamental      47,719          19,018               28,701
 Investors Fund
American Funds New               8,304             241                8,063
 Perspective Fund
American Funds The Bond         63,571          26,892               36,679
 Fund of America
American Funds The Growth      492,768         200,325              292,443
 Fund of America Fund
American Funds The Income       92,175           4,826               87,349
 Fund of America
American Funds The              27,002           2,520               24,482
 Investment Company of
 America
American Funds The New          60,182          21,547               38,635
 Economy Fund
American Funds Washington        2,922             322                2,600
 Mutual Investors
American Funds American            664              41                  623
 Mutual Fund
American Funds Capital         208,255          37,177              171,078
 World Growth & Income
 Fund
American Funds SMALLCAP         32,318          18,740               13,578
 World Fund
Ariel Appreciation Fund          1,541             497                1,044
Ariel Fund                       1,357             728                  629
Artisan Mid Cap Value Fund      24,170          12,143               12,027
LifePath 2010 Portfolio         99,169           6,422               92,747
LifePath 2020 Portfolio        147,182          16,805              130,377
LifePath 2030 Portfolio        166,742          27,011              139,731
LifePath 2040 Portfolio        117,509           5,026              112,483
LifePath Retirement              7,786             505                7,281
 Portfolio
Baron Small Cap Fund             2,361           4,095               (1,734)
BlackRock Government Income      1,007               3                1,004
 Fund

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Calvert Social Investment        9,694             208                9,486
 Fund Equity Portfolio
Calvert Large Cap Growth         3,975           3,787                  188
 Fund
Calvert Social Investment        4,597              83                4,514
 Bond Fund
Columbia Marsico                 1,259              72                1,187
 International
 Opportunities Fund
Columbia Marsico Growth          7,993           2,030                5,963
 Fund
CRM Mid Cap Value Fund           8,956           7,154                1,802
Davis Financial Fund                22              --                   22
Davis New York Venture Fund    117,543          23,580               93,963
Davis Opportunity Fund          30,681          23,596                7,085
Dreyfus Lifetime Growth and      9,237           5,119                4,118
 Income Portfolio
Dreyfus Lifetime Growth          5,969           4,150                1,819
 Portfolio
Dreyfus Lifetime Income          1,121             961                  160
 Portfolio
Dreyfus Premier Core Bond       20,918           8,303               12,615
 Fund
Dreyfus MidCap Index Fund        3,429           5,601               (2,172)
Dreyfus SmallCap Stock           1,089             936                  154
 Index Fund
Dreyfus Premier Small Cap           --              74                  (74)
 Value Fund
Eaton Vance Large-Cap Value     27,873             234               27,639
 Fund
Eaton Vance Dividend             4,079             243                3,836
 Builder Fund
Eaton Vance Worldwide              115              --                  115
 Health Sciences Fund
Eaton Vance Income Fund of      29,772             222               29,550
 Boston
Alger Capital Appreciation      20,508           1,228               19,280
 Institutional Portfolio
Alger MidCap Growth             22,023              87               21,936
 Institutional Fund
Fidelity Advisor Equity            964              54                  910
 Growth Fund
Fidelity Advisor Value          14,872           9,176                5,696
 Strategies Fund
Federated Fund for U.S.            531              --                  531
 Government Securities
 Fund
Federated Mid Cap Growth            17              --                   17
 Strategies Fund
Federated Kaufman Fund          23,684           1,026               22,658
Federated Short-Term Income      7,485           9,161               (1,676)
 Fund
Templeton Developing            37,967           1,690               36,277
 Markets Trust
Franklin High Income Fund        1,499               6                1,493
Templeton Global Bond Fund      28,690          24,129                4,561
Franklin Small Cap Value        37,470           8,975               28,495
 Fund
Mutual Discovery Fund           82,632          18,875               63,757
Templeton Growth Fund           73,291          28,749               44,542
Franklin Income Fund           118,561          25,274               93,287
Franklin Capital Growth              7              --                    7
 Fund
Franklin Balance Sheet          58,192          44,608               13,584
 Investment Fund
Mutual Beacon Fund              57,000          12,296               44,704
Franklin Mutual Shares Fund     81,314          31,031               50,283
Franklin Small-Mid Cap          32,027          18,412               13,615
 Growth Fund
Franklin Templeton              24,992          24,134                  858
 Conservative Target
Franklin Templeton Growth       34,303          22,654               11,649
 Target Fund
Franklin Templeton Moderate     61,315          23,878               37,437
 Target Fund
Templeton Foreign Fund         206,817         218,387              (11,570)
GE Premier Growth Equity           634              15                  619
 Fund
Goldman Sachs Capital              188               6                  182
 Growth Fund
Goldman Sachs Core Fixed           181               3                  178
 Income Fund
Goldman Sachs Government         2,044               3                2,041
 Income Fund

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Goldman Sachs Growth &          81,027          18,572               62,455
 Income Fund
Goldman Sachs Growth               418              67                  351
 Opportunities Fund
Goldman Sachs Mid Cap Value    247,341         147,982               99,359
 Fund
Goldman Sachs Small Cap         47,943          24,700               23,243
 Value Fund
Goldman Sachs High Yield        14,477           5,357                9,120
 Fund
John Hancock Small Cap          30,082          40,027               (9,945)
 Equity Fund
Hartford Advisers HLS Fund      54,975          38,518               16,457
Hartford LargeCap Growth        39,542          31,286                8,256
 HLS Fund
Hartford Total Return Bond     345,361         205,163              140,198
 HLS Fund
Hartford Capital               237,215         182,467               54,748
 Appreciation HLS Fund
Hartford Dividend and          247,744         320,874              (73,130)
 Growth HLS Fund
Hartford Global Advisers         9,439             269                9,170
 HLS Fund
Hartford Global                     12              --                   12
 Communications HLS Fund
Hartford Global Health HLS      15,898           7,141                8,757
 Fund
Hartford Global Growth HLS           8              --                    8
 Fund
Hartford Global Technology      17,476           6,213               11,263
 HLS Fund
Hartford Growth HLS Fund         9,927           1,339                8,588
Hartford Growth                 24,303             566               23,737
 Opportunities HLS Fund
Hartford Index HLS Fund        221,424         194,438               26,986
Hartford International           3,057           2,912                  145
 Growth HLS Fund
Hartford International             106               1                  105
 Opportunities HLS Fund
Hartford MidCap HLS Fund        98,200         104,403               (6,203)
Hartford Money Market HLS      883,786         712,386              171,400
 Fund
Hartford Mortgage               15,438          25,948              (10,510)
 Securities HLS Fund
Hartford Small Company HLS     129,670         158,543              (28,873)
 Fund
Hartford SmallCap Growth         2,299             575                1,724
 HLS Fund
Hartford Stock HLS Fund         44,358          59,663              (15,305)
Hartford Value                  60,770           6,199               54,571
 Opportunities HLS Fund
Hotchkis and Wiley Large        28,505          15,938               12,567
 Cap Value Fund
AIM Financial Services Fund     10,048           8,558                1,490
AIM Leisure Fund                15,180          13,320                1,860
AIM Technology Fund             13,139           8,281                4,858
Ivy Global Natural              34,212              27               34,185
 Resources Fund
Janus Adviser Forty Fund        47,759          15,981               31,778
Janus Adviser International     65,999          35,763               30,236
 Growth Fund
Janus Adviser Worldwide         74,974          91,311              (16,337)
 Fund
Keeley Small Cap Value Fund     88,133          57,428               30,705
Lord Abbett Affiliated Fund      1,209               7                1,202
Lord Abbett All Value Fund      25,952          24,308                1,644
Lord Abbett Bond Debenture       5,047               2                5,045
 Fund
Lord Abbett America's Value          3              --                    3
 Fund
Lord Abbett Small Cap Blend     32,793           8,747               24,046
 Fund
Lord Abbett International            4              --                    4
 Core Equity Fund
Legg Mason Value Fund           11,568          13,634               (2,066)
Marshall Mid-Cap Value Fund     12,005           4,414                7,591
Massachusetts Investors         42,359          34,900                7,459
 Growth Stock Fund
MFS High Income Fund            13,060           7,508                5,552
MFS International New            4,254           1,057                3,197
 Discovery Fund

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
MFS Mid Cap Growth Fund          9,576           8,954                  622
MFS Strategic Value Fund         2,533              --                2,533
MFS Total Return Fund              161              12                  149
MFS Utilities Fund              87,219          27,192               60,027
MFS Value Fund                  26,757          24,472                2,285
MFS Research Bond Fund           1,239              --                1,239
MFS Core Equity Fund           109,131         128,750              (19,619)
BlackRock Global Allocation    131,323           5,943              125,380
 Fund
BlackRock Global Financial      12,544              56               12,488
 Services Fund
BlackRock Large Cap Core        25,269             768               24,501
 Fund
BlackRock Value                  1,024             597                  427
 Opportunities Fund
BlackRock Small Cap Growth       6,520              90                6,430
 Fund
BlackRock Mid Cap Value          1,965             103                1,862
 Opportunities Fund
Munder MidCap Core Growth       12,859           2,346               10,513
 Fund
Neuberger Berman Socially        2,238              97                2,141
 Responsive Fund
Oakmark International Small     19,228          18,077                1,151
 Cap Fund
Oppenheimer Capital             23,128          25,744               (2,616)
 Appreciation Fund
Oppenheimer Global Fund         40,336          38,173                2,163
Oppenheimer International          589               1                  588
 Growth Fund
Oppenheimer Main Street         33,699           1,895               31,804
 Small Cap Fund
Oppenheimer Developing          10,071           5,574                4,497
 Markets Fund
Oppenheimer Equity Fund            132              --                  132
Oppenheimer International       25,262             548               24,714
 Bond Fund
Oppenheimer Small- & Mid-       51,480             766               50,714
 Cap Value Fund
Oppenheimer Main Street         12,439             138               12,301
 Opportunity Fund
Oppenheimer Gold & Special       7,500             307                7,193
 Metals Fund
PIMCO Total Return              20,042             343               19,699
PIMCO Emerging Markets Bond     17,122             286               16,836
 Fund
PIMCO Real Return Fund          62,162          16,347               45,815
Pioneer High Yield Fund         11,779           2,297                9,482
Pioneer Small Cap Value          8,558             212                8,346
 Fund
Pioneer Strategic Income        30,832             396               30,436
 Fund
Pioneer Mid Cap Value Fund         641               3                  638
Putnam International Equity     43,423          18,137               25,286
 Fund
Putnam Investors Fund                4              --                    4
Putnam Vista Fund                   23              --                   23
Putnam Small Cap Growth            152               8                  144
 Fund
Royce Value Plus Fund           41,927          21,518               20,409
Legg Mason Partners Small          928             546                  382
 Cap Growth Fund
DWS Dreman High Return          15,802             578               15,224
 Equity Fund
SSGA S&P 500 Index Fund         23,194          10,347               12,847
DWS Global Thematic Fund        12,486              83               12,403
Legg Mason Partners              8,607             175                8,432
 Aggressive Growth Fund
BlackRock Small/Mid-Cap            159              --                  159
 Growth Fund
Thornburg International         31,176           1,104               30,072
 Value Fund
Thornburg Value Fund            15,843             368               15,475
Thornburg Core Growth Fund      42,747           5,369               37,378
Victory Diversified Stock        5,103             327                4,776
 Fund

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Victory Special Value Fund      32,048           2,279               29,769
Van Kampen Small Cap Growth      5,127               3                5,124
 Fund
Van Kampen Comstock Fund       506,013         349,327              156,686
Van Kampen Equity and          852,544         463,743              388,801
 Income Fund
Van Kampen Growth and            9,999              39                9,960
 Income Fund
Van Kampen Mid Cap Growth          626               2                  624
 Fund
Van Kampen Real Estate           7,705             346                7,359
 Securities Fund
Seligman Communications and        619             207                  412
 Information Fund
Legg Mason Partners Small           99              --                   99
 Cap Value Fund

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century Equity        198,565         131,671               66,894
 Income Fund
American Century Ultra(R)        1,030           1,440                 (410)
 Fund
American Century Small Cap       1,284             418                  866
 Value Fund
American Century VistaSM         1,579               2                1,577
 Fund
AIM Basic Value Fund            58,139          24,944               33,195
AIM Small Cap Growth Fund       67,360          28,085               39,275
AIM Real Estate Fund            19,461           5,432               14,029
Domini Social Equity Fund          182              --                  182
AllianceBernstein Balanced       7,216           1,433                5,783
 Shares Fund
AllianceBernstein               27,565             258               27,307
 International Value Fund
AllianceBernstein Global         7,859           2,253                5,606
 Value Fund
American Funds EuroPacific      19,425           2,832               16,593
 Growth Fund
American Funds The Growth      152,822          20,501              132,321
 Fund of America Fund
American Funds Capital          79,951           2,274               77,677
 World Growth & Income
 Fund
American Funds Washington           27              --                   27
 Mutual Investors
Ariel Appreciation Fund          1,399             237                1,162
Ariel Fund                         508               1                  507
Artisan Mid Cap Value Fund      66,937          14,060               52,877
LifePath 2010 Portfolio          2,924             129                2,795
LifePath 2020 Portfolio         50,785           1,800               48,985
LifePath 2030 Portfolio         33,388           1,717               31,671
LifePath 2040 Portfolio         16,686             594               16,092
LifePath Retirement              2,226             106                2,120
 Portfolio
Baron Small Cap Fund             5,793           1,393                4,400
Calvert Social Investment       11,345              49               11,296
 Fund Equity Portfolio
Calvert Large Cap Growth        12,611           4,539                8,072
 Fund
CRM Mid Cap Value Fund          15,078           2,120               12,958
Davis New York Venture Fund     34,855           2,659               32,196
Dreyfus LifeTime Growth and     15,761           9,412                6,349
 Income Portfolio
Dreyfus Lifetime Growth         14,407           8,987                5,420
 Portfolio
Dreyfus Lifetime Income          9,653           4,000                5,653
 Portfolio
Dreyfus Premier Core Bond       28,606          14,916               13,690
 Fund
Dreyfus MidCap Index Fund        4,625             251                4,374
Dreyfus SmallCap Stock             793              --                  793
 Index Fund
Dreyfus Premier Small Cap           84              10                   74
 Value Fund

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Eaton Vance Large-Cap Value          4              --                    4
 Fund
Alger MidCap Growth                 22              --                   22
 Institutional Fund
Fidelity Advisor Value           8,858          17,056               (8,198)
 Strategies Fund
Federated Short-Term Income      3,775           3,213                  562
 Fund
Franklin Small Cap Value         2,539              41                2,498
 Fund
Mutual Discovery Fund              135               1                  134
Franklin Income Fund                51               1                   50
Franklin Balance Sheet         119,899          90,022               29,877
 Investment Fund
Mutual Beacon                      135               1                  134
Franklin Mutual Shares Fund     71,777          53,028               18,749
Franklin Small-Mid Cap          68,814          48,677               20,137
 Growth Fund
Franklin Templeton Growth           87              --                   87
 Target Fund
Franklin Templeton Moderate        859               2                  857
 Target Fund
Templeton Growth Fund            6,766             407                6,359
Templeton Foreign Fund         219,723         238,053              (18,330)
GE Premier Growth Equity           106              --                  106
 Fund
Goldman Sachs Mid Cap Value     60,133          15,468               44,665
 Fund
Goldman Sachs High Yield        22,559           2,312               20,247
 Fund
John Hancock Small Cap          49,898          34,538               15,360
 Equity Fund
Hartford Advisers HLS Fund     408,491         372,619               35,872
Hartford Total Return Bond     461,502         497,362              (35,860)
 HLS Fund
Hartford Capital               689,226         520,886              168,340
 Appreciation HLS Fund
Hartford Dividend and          533,816         735,503             (201,687)
 Growth HLS Fund
Hartford Global Advisers         7,312              10                7,302
 HLS Fund
Hartford Global Health HLS      36,386          34,463                1,923
 Fund
Hartford Global Technology      17,095          14,328                2,767
 HLS Fund
Hartford Growth HLS Fund         6,927           1,340                5,587
Hartford Growth                  3,229              23                3,206
 Opportunities HLS Fund
Hartford Index HLS Fund        643,815         841,824             (198,009)
Hartford International           7,136             186                6,950
 Capital Appreciation HLS
 Fund
Hartford LargeCap Growth         6,648               9                6,639
 HLS Fund
Hartford MidCap HLS Fund       270,738         298,108              (27,370)
Hartford Money Market HLS      318,526         109,771              208,755
 Fund
Hartford Mortgage               63,941          48,696               15,245
 Securities HLS Fund
Hartford Small Company HLS     396,893         823,808             (426,915)
 Fund
Hartford SmallCap Growth         1,388              73                1,315
 HLS Fund
Hartford Stock HLS Fund        252,217         230,118               22,099
Hartford Value                  34,689          11,966               22,723
 Opportunities HLS Fund
Hotchkis and Wiley Large        45,975          11,203               34,772
 Cap Value Fund
AIM Financial Services Fund     17,955          20,143               (2,188)
AIM Leisure Fund                15,738          31,286              (15,548)
AIM Small Company Growth         1,186          44,809              (43,623)
 Fund
AIM Technology Fund             25,273          12,919               12,354
Janus Adviser Forty Fund       129,484         116,628               12,856
Janus Adviser International     87,019          31,878               55,141
 Growth Fund
Janus Adviser Worldwide         53,223          10,905               42,318
 Fund
Keeley Small Cap Value Fund     76,906          18,265               58,641
Lord Abbett Small-Cap Blend     31,142           4,438               26,704
 Fund

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Legg Mason Value Fund           47,556          11,737               35,819
Massachusetts Investors        147,720         188,209              (40,489)
 Growth Stock Fund
MFS Capital Opportunities      117,235          75,509               41,726
 Fund
MFS High Income Fund            17,192          19,214               (2,022)
MFS International New            7,154             618                6,536
 Discovery Fund
MFS Mid Cap Growth Fund         18,526          22,585               (4,059)
MFS Utilities Fund              55,692          29,282               26,410
MFS Value Fund                  70,518          78,305               (7,787)
BlackRock Mid Cap Value            118               1                  117
 Opportunities Fund Inc.
Munder MidCap Core Growth       14,119           6,051                8,068
 Fund
Neuberger Berman Socially        2,836             981                1,855
 Responsive Fund
Oakmark International Small     24,421          14,201               10,220
 Cap Fund
Oppenheimer Capital             97,718          89,872                7,846
 Appreciation Fund
Oppenheimer Global Fund         90,850          63,174               27,676
Oppenheimer Developing          32,915          10,915               22,000
 Markets Fund
Oppenheimer International          117               1                  116
 Bond Fund
Oppenheimer Main Street            110               1                  109
 Opportunity Fund
PIMCO Real Return Fund         115,947          41,908               74,039
Pioneer Mid Cap Value Fund          58              --                   58
Putnam International Equity     31,949           9,265               22,684
 Fund
Putnam Small Cap Growth             55              --                   55
 Fund
Royce Value Plus Fund           28,786           9,119               19,667
SSgA S&P 500 Index Fund         54,986           5,699               49,287
Thornburg Value Fund                22              --                   22
Victory Diversified Stock        1,940              --                1,940
 Fund
Victory Special Value Fund       5,556           1,116                4,440
Van Kampen Comstock Fund        63,455           1,204               62,251
Van Kampen Equity and          518,745         296,237              222,508
 Income Fund
Van Kampen Real Estate              60               1                   59
 Securities Fund

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
 2007  Lowest contract charges               9,540        $19.35                 $184,611
    Highest contract charges                19,702         15.23                  300,113
    Remaining contract charges             377,790            --                6,303,225
 2006  Lowest contract charges              11,571         19.08                  220,733
    Highest contract charges                17,112         15.21                  260,216
    Remaining contract charges             381,248            --                6,294,117
 2005  Lowest contract charges               8,235         15.99                  131,697
    Highest contract charges                12,978         12.91                  167,508
    Remaining contract charges             321,824            --                4,537,945
 2004  Lowest contract charges               5,778         15.65                   90,433
    Highest contract charges                 4,671         12.79                   59,734
    Remaining contract charges             207,917            --                2,844,697
 2003  Lowest contract charges              94,582         11.79                1,115,381
    Highest contract charges                   911         11.54                   10,504
    Remaining contract charges              19,894            --                  247,592
AMERICAN CENTURY ULTRA(R) FUND
 2007  Lowest contract charges                   9         24.30                      227
    Highest contract charges                   760         11.70                    8,890
    Remaining contract charges                 399            --                    4,708
 2006  Lowest contract charges                 331          9.81                    3,242
    Highest contract charges                   477          9.75                    4,648
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges               1,204         10.25                   12,340
    Highest contract charges                    14         10.23                      148
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY SMALL CAP VALUE FUND
 2007  Lowest contract charges                 259         14.07                    3,645
    Highest contract charges                    23         13.62                      317
    Remaining contract charges               1,062            --                   14,671
 2006  Lowest contract charges                 193         14.56                    2,808
    Highest contract charges                    17         14.22                      241
    Remaining contract charges                 815            --                   11,717
 2005  Lowest contract charges                 156         12.57                    1,957
    Highest contract charges                     3         12.49                       36
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
 2007  Lowest contract charges                  33         11.52                      385
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
 2007  Lowest contract charges                  --              2.17%              1.43%
    Highest contract charges                  1.25%             2.35%              0.17%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.32%             19.30%
    Highest contract charges                  1.25%             2.24%             17.81%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.62%              2.20%
    Highest contract charges                  1.24%             2.00%              0.93%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.25%             12.26%
    Highest contract charges                  1.23%             2.57%             10.86%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             2.97%             23.81%
    Highest contract charges                  1.24%             3.32%             22.40%
    Remaining contract charges                  --                --                 --
AMERICAN CENTURY ULTRA(R) FUND
 2007  Lowest contract charges                  --                --              (8.82)%
    Highest contract charges                  1.24%               --              20.02%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%               --              (4.32)%
    Highest contract charges                  1.26%               --              (4.70)%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.73%               --               3.12%
    Highest contract charges                  0.90%               --               2.94%
    Remaining contract charges                  --                --                 --
AMERICAN CENTURY SMALL CAP VALUE FUND
 2007  Lowest contract charges                0.34%             0.84%             (3.36)%
    Highest contract charges                  1.19%             0.80%             (4.22)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.37%             1.03%             14.88%
    Highest contract charges                  1.19%             0.46%             13.85%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             0.84%              1.81%
    Highest contract charges                  0.23%             0.69%              1.62%
    Remaining contract charges                  --                --                 --
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
 2007  Lowest contract charges                1.12%             1.89%             (2.43)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VISTA(SM) FUND
 2007  Lowest contract charges                 145        $23.37                   $3,399
    Highest contract charges                    71         17.42                    1,236
    Remaining contract charges               3,334            --                   58,933
 2006  Lowest contract charges               1,652         12.88                   21,283
    Highest contract charges                     3         12.75                       40
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  78         11.94                      934
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY INFLATION-ADJUSTED
 BOND FUND
 2007  Lowest contract charges                 854         11.03                    9,414
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY EQUITY GROWTH FUND
 2007  Lowest contract charges                   6         11.83                       69
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AIM BASIC VALUE FUND
 2007  Lowest contract charges             184,664         13.83                2,554,238
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges             198,766         13.73                2,729,856
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges             165,571         12.18                2,016,411
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges             127,412         11.58                1,475,228
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              82,013         10.48                  859,436
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AIM EUROPEAN GROWTH FUND
 2007  Lowest contract charges              11,935         10.05                  119,907
    Highest contract charges                 3,978         14.81                   58,902
    Remaining contract charges                  --            --                       --
AIM INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges               4,348         14.63                   63,607
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN CENTURY VISTA(SM) FUND
 2007  Lowest contract charges                  --                --              38.37%
    Highest contract charges                  1.23%               --              36.65%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%               --               7.91%
    Highest contract charges                    --                --               7.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.80%               --               5.45%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN CENTURY INFLATION-ADJUSTED
 BOND FUND
 2007  Lowest contract charges                1.23%             3.50%              9.39%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN CENTURY EQUITY GROWTH FUND
 2007  Lowest contract charges                0.28%             4.13%              1.88%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AIM BASIC VALUE FUND
 2007  Lowest contract charges                0.35%             0.06%              0.71%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             0.09%             12.77%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               5.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%               --              10.49%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%               --              33.29%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AIM EUROPEAN GROWTH FUND
 2007  Lowest contract charges                0.30%             5.40%              1.11%
    Highest contract charges                  1.23%             4.59%             12.78%
    Remaining contract charges                  --                --                 --
AIM INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges                1.23%             2.43%             13.16%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY FUND
 2007  Lowest contract charges               5,539        $10.45                  $57,862
    Highest contract charges                 1,053         12.14                   12,784
    Remaining contract charges                  28            --                      344
AIM SMALL CAP GROWTH FUND
 2007  Lowest contract charges               1,342         11.65                   15,641
    Highest contract charges                   499         11.40                    5,689
    Remaining contract charges              41,564            --                  478,387
 2006  Lowest contract charges                 981         10.46                   10,268
    Highest contract charges                   305         10.37                    3,166
    Remaining contract charges              37,989            --                  395,355
AIM REAL ESTATE FUND
 2007  Lowest contract charges               2,010         22.82                   45,872
    Highest contract charges                 4,924         23.73                  116,847
    Remaining contract charges              32,890            --                  804,062
 2006  Lowest contract charges                  61         33.63                    2,033
    Highest contract charges                   247         28.26                    6,984
    Remaining contract charges              14,847            --                  428,430
 2005  Lowest contract charges               1,121         21.24                   23,816
    Highest contract charges                     5         21.00                      101
    Remaining contract charges                  --            --                       --
AIM SMALL CAP EQUITY FUND
 2007  Lowest contract charges                   7         11.61                       80
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DOMINI SOCIAL EQUITY FUND
 2007  Lowest contract charges                 180         11.39                    2,060
    Highest contract charges                   122         11.28                    1,371
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 152         11.33                    1,719
    Highest contract charges                    30         11.26                      343
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
 2007  Lowest contract charges                 138         16.75                    2,315
    Highest contract charges                 6,589         13.41                   88,347
    Remaining contract charges               5,671            --                   80,201
 2006  Lowest contract charges                  10         17.97                      187
    Highest contract charges                 4,090         13.19                   53,928
    Remaining contract charges               2,959            --                   40,755
 2005  Lowest contract charges               1,276         11.79                   15,051
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN GROWTH AND INCOME
 FUND
 2007  Lowest contract charges                   9         12.39                      110
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AIM MID CAP CORE EQUITY FUND
 2007  Lowest contract charges                0.17%             3.20%              3.45%
    Highest contract charges                  1.23%             2.46%              8.54%
    Remaining contract charges                  --                --                 --
AIM SMALL CAP GROWTH FUND
 2007  Lowest contract charges                  --                --              11.39%
    Highest contract charges                  1.25%               --              10.00%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               3.32%
    Highest contract charges                  0.94%               --               2.41%
    Remaining contract charges                  --                --                 --
AIM REAL ESTATE FUND
 2007  Lowest contract charges                  --              2.25%            (32.14)%
    Highest contract charges                  1.24%             2.29%            (16.03)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              3.37%             20.58%
    Highest contract charges                  1.24%             2.99%             34.57%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             3.19%              4.60%
    Highest contract charges                  0.54%             3.24%              4.41%
    Remaining contract charges                  --                --                 --
AIM SMALL CAP EQUITY FUND
 2007  Lowest contract charges                0.71%               --               3.61%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DOMINI SOCIAL EQUITY FUND
 2007  Lowest contract charges                0.86%             0.11%              0.60%
    Highest contract charges                  1.23%             0.24%              0.20%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.81%             2.54%             11.63%
    Highest contract charges                  1.16%             1.82%             11.19%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
 2007  Lowest contract charges                  --              3.97%             (6.79)%
    Highest contract charges                  1.24%             2.33%              1.68%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              3.74%              8.06%
    Highest contract charges                  1.24%             2.30%             11.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.18%             3.05%              1.32%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN GROWTH AND INCOME
 FUND
 2007  Lowest contract charges                0.55%             9.72%              4.20%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges               4,032        $10.61                  $42,778
    Highest contract charges                 6,878         14.68                  100,974
    Remaining contract charges               1,284            --                   18,968
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                 108         26.98                    2,914
    Highest contract charges                11,914         15.73                  187,433
    Remaining contract charges              89,006            --                1,613,741
 2006  Lowest contract charges                 232         15.00                    3,478
    Highest contract charges                   921         15.13                   13,932
    Remaining contract charges              27,322            --                  407,124
 2005  Lowest contract charges               1,168         11.17                   13,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
 2007  Lowest contract charges               4,265         13.34                   56,886
    Highest contract charges                   523         13.74                    7,192
    Remaining contract charges               2,614            --                   36,266
 2006  Lowest contract charges               2,234         13.23                   29,559
    Highest contract charges                   232         13.76                    3,193
    Remaining contract charges               3,168            --                   43,839
 2005  Lowest contract charges                  28         10.98                      308
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS AMCAP FUND
 2007  Lowest contract charges                  77         11.57                      888
    Highest contract charges                 2,124         11.50                   24,435
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS AMERICAN BALANCED FUND
 2007  Lowest contract charges                  68         11.56                      785
    Highest contract charges                 3,780         11.49                   43,419
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND
 2007  Lowest contract charges              48,222         10.24                  493,855
    Highest contract charges               161,148         12.61                2,031,973
    Remaining contract charges              48,576            --                  616,354

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges                0.24%             1.18%              6.09%
    Highest contract charges                  1.23%             1.55%             15.68%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                  --              2.07%              5.26%
    Highest contract charges                  1.23%             2.77%              3.95%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.33%             6.44%             33.71%
    Highest contract charges                  1.24%            11.30%             32.51%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             7.67%             14.41%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
 2007  Lowest contract charges                0.35%             1.01%              0.80%
    Highest contract charges                  1.24%             1.45%             (0.10)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             7.21%             26.44%
    Highest contract charges                  1.24%             3.71%             25.31%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.12%             6.04%             10.13%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS AMCAP FUND
 2007  Lowest contract charges                0.95%             3.43%              6.19%
    Highest contract charges                  1.24%             1.13%              5.77%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS AMERICAN BALANCED FUND
 2007  Lowest contract charges                0.74%             3.58%              5.33%
    Highest contract charges                  1.20%             4.74%              4.91%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND
 2007  Lowest contract charges                0.27%             1.10%              2.41%
    Highest contract charges                  1.23%             2.37%              8.89%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2007  Lowest contract charges                  10        $38.61                     $387
    Highest contract charges                 2,657         11.79                   31,332
    Remaining contract charges              18,155            --                  240,343
 2006  Lowest contract charges              10,883         12.02                  130,791
    Highest contract charges                   453         10.86                    4,917
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  40         11.00                      440
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
CALVERT LARGE CAP GROWTH FUND
 2007  Lowest contract charges                   1         35.50                       50
    Highest contract charges                 1,848         12.44                   22,990
    Remaining contract charges               8,297            --                  103,575
 2006  Lowest contract charges               5,043         11.03                   55,609
    Highest contract charges                   533         11.13                    5,929
    Remaining contract charges               4,382            --                   49,034
 2005  Lowest contract charges               1,886         10.79                   20,359
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
CALVERT SOCIAL INVESTMENT BOND FUND
 2007  Lowest contract charges                  65         10.47                      685
    Highest contract charges                 1,514         10.88                   16,471
    Remaining contract charges               2,935            --                   31,072
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2007  Lowest contract charges               1,187         15.07                   17,879
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA MARSICO GROWTH FUND
 2007  Lowest contract charges               1,549         12.83                   19,883
    Highest contract charges                 4,414         12.75                   56,283
    Remaining contract charges                  --            --                       --
CRM MID CAP VALUE FUND
 2007  Lowest contract charges              12,493         13.21                  165,084
    Highest contract charges                 1,438         12.91                   18,566
    Remaining contract charges                 966            --                   12,595
 2006  Lowest contract charges              12,372         12.03                  148,860
    Highest contract charges                   471         11.86                    5,589
    Remaining contract charges                 252            --                    3,002
 2005  Lowest contract charges                 137         10.27                    1,405
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2007  Lowest contract charges                  --                --               3.51%
    Highest contract charges                  1.23%               --               8.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%               --               9.23%
    Highest contract charges                  1.24%               --               8.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.99%               --               0.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
CALVERT LARGE CAP GROWTH FUND
 2007  Lowest contract charges                  --                --              12.02%
    Highest contract charges                  1.23%               --              11.84%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --               4.19%
    Highest contract charges                  1.25%               --               3.25%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               8.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
CALVERT SOCIAL INVESTMENT BOND FUND
 2007  Lowest contract charges                0.19%             3.54%              4.65%
    Highest contract charges                  1.17%             5.88%              5.33%
    Remaining contract charges                  --                --                 --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2007  Lowest contract charges                1.23%             2.43%             18.51%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
COLUMBIA MARSICO GROWTH FUND
 2007  Lowest contract charges                0.83%             0.38%             13.02%
    Highest contract charges                  1.22%             0.23%             12.57%
    Remaining contract charges                  --                --                 --
CRM MID CAP VALUE FUND
 2007  Lowest contract charges                0.35%             0.51%              9.83%
    Highest contract charges                  1.24%             0.71%              8.84%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             1.09%             16.54%
    Highest contract charges                  1.25%             0.74%             15.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.21%             5.66%                --
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DAVIS FINANCIAL FUND
 2007  Lowest contract charges                  22        $11.21                     $243
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DAVIS NEW YORK VENTURE FUND
 2007  Lowest contract charges               1,319         40.01                   52,791
    Highest contract charges                25,106         15.44                  387,542
    Remaining contract charges             100,544            --                1,573,777
 2006  Lowest contract charges                  13         38.52                      465
    Highest contract charges                 1,895         14.89                   28,221
    Remaining contract charges              31,098            --                  478,133
 2005  Lowest contract charges                 810         13.30                   10,764
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DAVIS OPPORTUNITY FUND
 2007  Lowest contract charges               6,531         10.86                   70,933
    Highest contract charges                   554         10.79                    5,977
    Remaining contract charges                  --            --                       --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges               1,851         13.33                   24,670
    Highest contract charges                11,354         13.09                  148,596
    Remaining contract charges              20,683            --                  270,338
 2006  Lowest contract charges               6,449         11.88                   76,645
    Highest contract charges                10,476         12.56                  131,623
    Remaining contract charges              12,845            --                  164,341
 2005  Lowest contract charges               5,378         11.71                   62,958
    Highest contract charges                 7,258         11.44                   83,007
    Remaining contract charges              10,785            --                  124,815
 2004  Lowest contract charges               4,198         11.28                   47,366
    Highest contract charges                 4,149         11.09                   46,010
    Remaining contract charges               3,218            --                   35,960
 2003  Lowest contract charges               4,347         10.59                   46,056
    Highest contract charges                   554         10.48                    5,799
    Remaining contract charges                 265            --                    2,787

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
DAVIS FINANCIAL FUND
 2007  Lowest contract charges                1.34%             0.41%             (6.49)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DAVIS NEW YORK VENTURE FUND
 2007  Lowest contract charges                  --              2.14%              3.87%
    Highest contract charges                  1.23%             2.17%              3.67%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              3.12%             14.30%
    Highest contract charges                  1.24%             2.77%             13.69%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.60%              6.20%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DAVIS OPPORTUNITY FUND
 2007  Lowest contract charges                0.83%             2.72%             (2.26)%
    Highest contract charges                  1.23%             1.53%             (2.65)%
    Remaining contract charges                  --                --                 --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges                  --              3.94%              5.48%
    Highest contract charges                  1.25%             2.89%              4.17%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.50%             6.94%             10.68%
    Highest contract charges                  1.25%             3.24%              9.85%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             5.35%              3.76%
    Highest contract charges                  1.24%             5.71%              3.14%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.86%              6.50%
    Highest contract charges                  1.24%             2.59%              5.86%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             2.02%             19.06%
    Highest contract charges                  1.23%             5.09%             18.34%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS LIFETIME GROWTH PORTFOLIO
 2007  Lowest contract charges                 468        $12.49                   $5,850
    Highest contract charges                 3,868         13.66                   52,853
    Remaining contract charges              15,362            --                  187,335
 2006  Lowest contract charges                 468         11.93                    5,587
    Highest contract charges                 5,019         13.21                   66,313
    Remaining contract charges              12,392            --                  147,291
 2005  Lowest contract charges               6,267         11.79                   73,913
    Highest contract charges                 4,475         11.52                   51,567
    Remaining contract charges               1,717            --                   19,333
 2004  Lowest contract charges               3,726         11.05                   41,182
    Highest contract charges                 3,038         10.86                   32,998
    Remaining contract charges                 106            --                    1,120
 2003  Lowest contract charges               3,344         10.11                   33,800
    Highest contract charges                 1,431          9.99                   14,300
    Remaining contract charges                  --            --                       --
DREYFUS LIFETIME INCOME PORTFOLIO
 2007  Lowest contract charges               2,305         12.14                   27,983
    Highest contract charges                   546         11.60                    6,338
    Remaining contract charges              12,582            --                  153,248
 2006  Lowest contract charges               1,962         11.59                   22,729
    Highest contract charges                   989         11.16                   11,027
    Remaining contract charges              12,322            --                  143,712
 2005  Lowest contract charges               2,692         10.97                   29,531
    Highest contract charges                   527         10.72                    5,646
    Remaining contract charges               6,401            --                   71,669
 2004  Lowest contract charges               2,231         10.92                   24,377
    Highest contract charges                   176         10.74                    1,886
    Remaining contract charges               4,232            --                   47,279
 2003  Lowest contract charges               1,878         10.66                   20,027
    Highest contract charges                     6         10.54                       61
    Remaining contract charges                 964            --                   10,533

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
DREYFUS LIFETIME GROWTH PORTFOLIO
 2007  Lowest contract charges                  --              1.64%              4.71%
    Highest contract charges                  1.25%             1.29%              3.41%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              4.98%             16.12%
    Highest contract charges                  1.25%             2.31%             14.68%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             2.52%              6.72%
    Highest contract charges                  1.24%             2.49%              6.08%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%               --               9.34%
    Highest contract charges                  1.24%               --               8.69%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.30%             27.61%
    Highest contract charges                  1.23%             0.49%             26.84%
    Remaining contract charges                  --                --                 --
DREYFUS LIFETIME INCOME PORTFOLIO
 2007  Lowest contract charges                0.50%             4.20%              4.77%
    Highest contract charges                  1.25%             3.04%              3.98%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.50%             9.30%              4.88%
    Highest contract charges                  1.25%             5.21%              4.10%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             4.44%              0.42%
    Highest contract charges                  1.24%             6.04%             (0.18)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             3.12%              2.42%
    Highest contract charges                  1.15%             4.17%              1.81%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             3.43%              7.01%
    Highest contract charges                  0.38%            11.42%              6.37%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS PREMIER CORE BOND FUND
 2007  Lowest contract charges               4,286        $14.17                  $60,743
    Highest contract charges                 6,401         12.11                   77,513
    Remaining contract charges              76,520            --                  980,999
 2006  Lowest contract charges               2,868         13.67                   39,194
    Highest contract charges                 6,142         11.82                   72,626
    Remaining contract charges              65,582            --                  814,175
 2005  Lowest contract charges               1,589         13.03                   20,698
    Highest contract charges                 4,496         11.41                   51,311
    Remaining contract charges              54,817            --                  643,840
 2004  Lowest contract charges               2,764         12.81                   35,426
    Highest contract charges                 3,430         11.37                   38,983
    Remaining contract charges              10,652            --                  123,372
 2003  Lowest contract charges               6,642         11.21                   74,448
    Highest contract charges                   612         11.08                    6,786
    Remaining contract charges                 494            --                    5,600
DREYFUS MIDCAP INDEX FUND
 2007  Lowest contract charges                 958         28.35                   27,152
    Highest contract charges                    68         12.02                      822
    Remaining contract charges               1,841            --                   22,337
 2006  Lowest contract charges                  52         29.25                    1,529
    Highest contract charges                    33         11.31                      378
    Remaining contract charges               4,954            --                   56,374
 2005  Lowest contract charges                 665         10.45                    6,949
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS SMALLCAP STOCK INDEX FUND
 2007  Lowest contract charges                 515         21.30                   10,970
    Highest contract charges                   449         11.39                    5,126
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                   4         23.53                      100
    Highest contract charges                   158         11.49                    1,819
    Remaining contract charges                 649            --                    7,501
 2005  Lowest contract charges                  18         10.16                      188
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS PREMIER SMALL CAP VALUE FUND
 2007  Lowest contract charges                  --         11.27                       --
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  74         11.73                      869
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
DREYFUS PREMIER CORE BOND FUND
 2007  Lowest contract charges                  --              5.12%              3.70%
    Highest contract charges                  1.25%             5.12%              2.41%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              4.71%              4.92%
    Highest contract charges                  1.25%             4.72%              3.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              4.56%              1.66%
    Highest contract charges                  1.24%             4.32%              0.40%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              4.22%              3.85%
    Highest contract charges                  1.22%             4.13%              2.56%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             3.62%              6.64%
    Highest contract charges                  1.23%             3.57%              6.00%
    Remaining contract charges                  --                --                 --
DREYFUS MIDCAP INDEX FUND
 2007  Lowest contract charges                  --              1.40%             (3.08)%
    Highest contract charges                  1.24%             0.16%              6.23%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              6.43%              4.69%
    Highest contract charges                  1.06%             4.00%              8.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.79%              4.73%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS SMALLCAP STOCK INDEX FUND
 2007  Lowest contract charges                  --              0.83%             (9.48)%
    Highest contract charges                  0.85%             0.46%             (1.46)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              8.49%              9.75%
    Highest contract charges                  1.21%             2.91%             13.27%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.32%             2.38%              2.35%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS PREMIER SMALL CAP VALUE FUND
 2007  Lowest contract charges                  --                --                 --
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             1.20%             12.57%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2007  Lowest contract charges                 158        $20.37                   $3,223
    Highest contract charges                31,282         20.52                  641,943
    Remaining contract charges              64,931            --                1,394,430
 2006  Lowest contract charges               8,310         18.41                  153,014
    Highest contract charges                 2,111         17.52                   37,001
    Remaining contract charges               6,455            --                  115,639
 2005  Lowest contract charges                 229         14.88                    3,413
    Highest contract charges                    54         14.61                      782
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND
 2007  Lowest contract charges              28,701         12.55                  360,344
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS NEW PERSPECTIVE FUND
 2007  Lowest contract charges               2,902         10.59                   30,727
    Highest contract charges                 1,478         13.34                   19,722
    Remaining contract charges               3,683            --                   49,437
AMERICAN FUNDS THE BOND FUND OF
 AMERICA
 2007  Lowest contract charges                   8         10.69                       88
    Highest contract charges                33,659         10.59                  356,325
    Remaining contract charges               3,012            --                   32,087
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2007  Lowest contract charges              43,566         33.52                1,460,349
    Highest contract charges               106,492         13.76                1,465,852
    Remaining contract charges             276,742            --                3,962,292
 2006  Lowest contract charges                 404         32.45                   13,121
    Highest contract charges                10,002         12.60                  126,057
    Remaining contract charges             123,951            --                1,609,347
 2005  Lowest contract charges               1,797         11.75                   21,103
    Highest contract charges                   239         11.54                    2,757
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA
 2007  Lowest contract charges              14,044          9.75                  136,910
    Highest contract charges                13,599         11.57                  157,318
    Remaining contract charges              59,706            --                  631,963
AMERICAN FUNDS THE INVESTMENT COMPANY
 OF AMERICA
 2007  Lowest contract charges                 459          9.77                    4,490
    Highest contract charges                14,231         11.61                  165,177
    Remaining contract charges               9,792            --                  114,361

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2007  Lowest contract charges                  --              3.37%             18.58%
    Highest contract charges                  1.24%             4.37%             17.11%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             4.44%             21.00%
    Highest contract charges                  1.25%             3.44%             19.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.85%             4.90%             16.94%
    Highest contract charges                  1.27%            13.50%             16.72%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND
 2007  Lowest contract charges                1.23%             3.91%             11.76%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS NEW PERSPECTIVE FUND
 2007  Lowest contract charges                0.30%             7.28%              4.68%
    Highest contract charges                  1.24%             2.87%             14.19%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS THE BOND FUND OF
 AMERICA
 2007  Lowest contract charges                  --              8.55%              2.35%
    Highest contract charges                  1.23%             5.83%              1.74%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2007  Lowest contract charges                  --              2.47%              3.30%
    Highest contract charges                  1.24%             1.72%              9.22%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.79%              6.39%
    Highest contract charges                  1.24%             2.07%              9.25%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.55%              8.23%
    Highest contract charges                  1.17%             2.65%              8.03%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA
 2007  Lowest contract charges                0.24%             2.14%             (2.52)%
    Highest contract charges                  1.24%             3.03%              2.11%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS THE INVESTMENT COMPANY
 OF AMERICA
 2007  Lowest contract charges                0.30%             1.90%             (2.38)%
    Highest contract charges                  1.23%             2.12%              4.22%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND
 2007  Lowest contract charges              10,489        $10.38                 $108,873
    Highest contract charges                 7,535         12.79                   96,345
    Remaining contract charges              20,611            --                  217,285
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2007  Lowest contract charges                 135         11.65                    1,578
    Highest contract charges                 2,492         11.54                   28,765
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  27         11.28                      306
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS AMERICAN MUTUAL FUND
 2007  Lowest contract charges                 623         11.39                    7,094
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2007  Lowest contract charges                  56         57.26                    3,209
    Highest contract charges                49,662         17.22                  855,269
    Remaining contract charges             199,572            --                3,535,262
 2006  Lowest contract charges                 312         41.76                   13,028
    Highest contract charges                10,635         14.90                  158,414
    Remaining contract charges              67,265            --                1,017,060
 2005  Lowest contract charges                 369         12.44                    4,594
    Highest contract charges                   166         12.38                    2,058
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS SMALLCAP WORLD FUND
 2007  Lowest contract charges              13,578         13.50                  183,327
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ARIEL APPRECIATION FUND
 2007  Lowest contract charges                  91         43.06                    3,928
    Highest contract charges                 2,934         10.71                   31,401
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                   1         48.33                       30
    Highest contract charges                 1,980         10.95                   21,681
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 819          9.96                    8,150
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND
 2007  Lowest contract charges                0.24%             0.80%              3.80%
    Highest contract charges                  1.24%             1.54%              9.59%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2007  Lowest contract charges                0.68%             2.09%              2.94%
    Highest contract charges                  1.24%             1.75%              2.33%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.78%             2.62%             13.08%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS AMERICAN MUTUAL FUND
 2007  Lowest contract charges                1.21%             2.71%              1.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2007  Lowest contract charges                  --              2.90%             17.07%
    Highest contract charges                  1.24%             2.46%             15.62%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.80%             14.60%
    Highest contract charges                  1.24%             1.63%             20.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.87%             11.09%
    Highest contract charges                  1.19%             1.86%             10.89%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS SMALLCAP WORLD FUND
 2007  Lowest contract charges                1.23%             4.09%             15.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ARIEL APPRECIATION FUND
 2007  Lowest contract charges                  --              1.27%            (10.90)%
    Highest contract charges                  0.84%             0.60%             (2.23)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.17%              3.45%
    Highest contract charges                  0.85%             0.08%             10.01%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.91%             (0.09)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ARIEL FUND
 2007  Lowest contract charges                  28        $46.39                   $1,291
    Highest contract charges                    16         10.32                      165
    Remaining contract charges               1,334            --                   13,904
 2006  Lowest contract charges                 688         10.69                    7,362
    Highest contract charges                    61         10.63                      651
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 242          9.77                    2,367
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ARTISAN MID CAP VALUE FUND
 2007  Lowest contract charges                 548         18.10                    9,925
    Highest contract charges                 2,313         11.38                   26,321
    Remaining contract charges              63,568            --                  820,412
 2006  Lowest contract charges                 197         20.18                    3,982
    Highest contract charges                   596         11.34                    6,760
    Remaining contract charges              53,609            --                  684,162
 2005  Lowest contract charges               1,459         11.58                   16,897
    Highest contract charges                    66         10.05                      660
    Remaining contract charges                  --            --                       --
LIFEPATH 2010 PORTFOLIO
 2007  Lowest contract charges               2,004         13.19                   26,426
    Highest contract charges                 4,238         11.25                   47,691
    Remaining contract charges              89,480            --                  943,599
 2006  Lowest contract charges               1,689         11.28                   19,047
    Highest contract charges                   104         10.96                    1,138
    Remaining contract charges               1,182            --                   13,254
 2005  Lowest contract charges                 180         10.27                    1,853
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH 2020 PORTFOLIO
 2007  Lowest contract charges                 339         16.98                    5,761
    Highest contract charges                26,728         11.46                  306,192
    Remaining contract charges             154,670            --                1,723,665
 2006  Lowest contract charges                 136         11.53                    1,555
    Highest contract charges                   250         11.26                    2,810
    Remaining contract charges              50,974            --                  592,133
 2005  Lowest contract charges               2,375         10.37                   24,630
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
ARIEL FUND
 2007  Lowest contract charges                  --              0.59%            (10.46)%
    Highest contract charges                  1.22%             0.07%             (2.93)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%               --               9.42%
    Highest contract charges                  1.22%               --               8.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.91%             (1.86)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ARTISAN MID CAP VALUE FUND
 2007  Lowest contract charges                  --              0.40%            (10.31)%
    Highest contract charges                  1.25%             0.38%              0.39%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.78%              7.63%
    Highest contract charges                  1.24%             0.51%             12.78%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.18%              0.69%
    Highest contract charges                  1.11%             0.50%              0.93%
    Remaining contract charges                  --                --                 --
LIFEPATH 2010 PORTFOLIO
 2007  Lowest contract charges                  --              6.18%             (2.44)%
    Highest contract charges                  1.24%             4.49%              2.63%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.51%             8.78%              9.60%
    Highest contract charges                  0.70%             5.45%              8.47%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             4.55%              3.05%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH 2020 PORTFOLIO
 2007  Lowest contract charges                  --              5.28%             (2.86)%
    Highest contract charges                  1.23%             3.26%              1.78%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.34%             5.50%             12.62%
    Highest contract charges                  0.70%             5.05%             10.53%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.97%              4.11%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2007  Lowest contract charges                 458        $16.19                   $7,411
    Highest contract charges                 8,344         11.61                   96,846
    Remaining contract charges             162,919            --                1,814,831
 2006  Lowest contract charges                 910         11.82                   10,763
    Highest contract charges                   516         11.48                    5,923
    Remaining contract charges              30,564            --                  364,580
 2005  Lowest contract charges                 319         10.45                    3,337
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH 2040 PORTFOLIO
 2007  Lowest contract charges               1,595         20.32                   32,420
    Highest contract charges                 7,684         11.73                   90,174
    Remaining contract charges             120,445            --                1,297,758
 2006  Lowest contract charges                  51         12.05                      603
    Highest contract charges                   290         11.68                    3,385
    Remaining contract charges              16,900            --                  205,726
 2005  Lowest contract charges               1,149         10.50                   12,060
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH RETIREMENT PORTFOLIO
 2007  Lowest contract charges                 325         11.46                    3,730
    Highest contract charges                 2,126         11.14                   23,686
    Remaining contract charges               6,950            --                   78,382
 2006  Lowest contract charges                  41         10.97                      448
    Highest contract charges                    54         10.83                      583
    Remaining contract charges               2,025            --                   22,286
BARON SMALL CAP FUND
 2007  Lowest contract charges                 206         15.07                    3,102
    Highest contract charges                   955         12.42                   11,864
    Remaining contract charges               2,349            --                   34,167
 2006  Lowest contract charges               3,768         12.29                   46,313
    Highest contract charges                   228         11.26                    2,567
    Remaining contract charges               1,248            --                   16,440
 2005  Lowest contract charges                 844         11.90                   10,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
BLACKROCK GOVERNMENT INCOME FUND
 2007  Lowest contract charges                   4         10.67                       47
    Highest contract charges                 1,000         10.61                   10,605
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2007  Lowest contract charges                  --              7.13%             (4.20)%
    Highest contract charges                  1.23%             2.82%              1.11%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             4.05%             14.72%
    Highest contract charges                  0.69%             5.05%             12.07%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.39%              4.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH 2040 PORTFOLIO
 2007  Lowest contract charges                  --              3.20%             (2.78)%
    Highest contract charges                  1.24%             2.91%              0.51%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.31%             5.81%             16.56%
    Highest contract charges                  0.69%             4.39%             13.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             2.21%              5.46%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH RETIREMENT PORTFOLIO
 2007  Lowest contract charges                  --              5.85%             (1.12)%
    Highest contract charges                  1.24%             3.70%              2.88%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.14%             4.52%              8.42%
    Highest contract charges                  0.68%             5.89%              7.52%
    Remaining contract charges                  --                --                 --
BARON SMALL CAP FUND
 2007  Lowest contract charges                  --                --              11.69%
    Highest contract charges                  1.23%               --              10.31%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --              11.44%
    Highest contract charges                  1.24%               --              10.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               2.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
BLACKROCK GOVERNMENT INCOME FUND
 2007  Lowest contract charges                  --              4.49%              3.20%
    Highest contract charges                  1.23%             4.69%              2.79%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
 2007  Lowest contract charges              23,336         $9.97                 $232,639
    Highest contract charges                 3,351         12.69                   42,528
    Remaining contract charges                 956            --                   12,212
 2006  Lowest contract charges                   4         11.68                       47
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
EATON VANCE DIVIDEND BUILDER FUND
 2007  Lowest contract charges               1,946         10.56                   20,544
    Highest contract charges                   192         15.12                    2,898
    Remaining contract charges               1,698            --                   25,840
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
 2007  Lowest contract charges                 115         11.61                    1,336
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
EATON VANCE INCOME FUND OF BOSTON
 2007  Lowest contract charges              19,677          9.76                  192,064
    Highest contract charges                 7,933         10.73                   85,120
    Remaining contract charges               1,940            --                   20,964
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL PORTFOLIO
 2007  Lowest contract charges              13,843         11.67                  161,535
    Highest contract charges                   665         16.01                   10,639
    Remaining contract charges               4,772            --                   68,405
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
 2007  Lowest contract charges              20,843         11.68                  243,513
    Highest contract charges                   532         15.96                    8,491
    Remaining contract charges                 583            --                    9,367
 2006  Lowest contract charges                  22         12.01                      264
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY ADVISOR EQUITY GROWTH FUND
 2007  Lowest contract charges                 910         13.76                   12,516
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
 2007  Lowest contract charges                0.28%             1.63%             (0.31)%
    Highest contract charges                  1.20%             1.41%              8.62%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.19%             2.07%             13.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
EATON VANCE DIVIDEND BUILDER FUND
 2007  Lowest contract charges                0.28%             0.91%              5.57%
    Highest contract charges                  1.19%             1.79%             21.34%
    Remaining contract charges                  --                --                 --
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
 2007  Lowest contract charges                0.85%               --               5.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
EATON VANCE INCOME FUND OF BOSTON
 2007  Lowest contract charges                0.28%             4.86%             (2.39)%
    Highest contract charges                  1.22%             7.93%              0.96%
    Remaining contract charges                  --                --                 --
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL PORTFOLIO
 2007  Lowest contract charges                0.24%               --              16.69%
    Highest contract charges                  1.13%               --              29.99%
    Remaining contract charges                  --                --                 --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
 2007  Lowest contract charges                0.30%               --              16.83%
    Highest contract charges                  1.24%               --              32.89%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.64%               --              15.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY ADVISOR EQUITY GROWTH FUND
 2007  Lowest contract charges                1.23%               --              24.53%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2007  Lowest contract charges              42,621        $17.23                 $734,416
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              36,925         16.45                  607,395
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              45,123         14.28                  644,228
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              34,707         14.02                  486,509
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              24,743         12.30                  304,423
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND
 2007  Lowest contract charges                 465         10.90                    5,070
    Highest contract charges                    66         10.83                      718
    Remaining contract charges                  --            --                       --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND
 2007  Lowest contract charges                  17         12.72                      210
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FEDERATED KAUFMAN FUND
 2007  Lowest contract charges               6,246         10.84                   67,706
    Highest contract charges                 7,575         13.57                  102,770
    Remaining contract charges               8,837            --                  120,656
FEDERATED SHORT-TERM INCOME FUND
 2007  Lowest contract charges              11,507         11.47                  131,962
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              13,183         11.06                  145,759
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              12,621         10.61                  133,904
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              12,205         10.42                  127,130
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              10,212         10.24                  104,535
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2007  Lowest contract charges                0.35%               --               4.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --              15.22%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               1.85%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%               --              13.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%               --              59.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND
 2007  Lowest contract charges                0.85%             7.06%              4.82%
    Highest contract charges                  1.17%             6.38%              4.40%
    Remaining contract charges                  --                --                 --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND
 2007  Lowest contract charges                0.27%               --              17.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FEDERATED KAUFMAN FUND
 2007  Lowest contract charges                0.29%               --               6.77%
    Highest contract charges                  1.22%               --              19.90%
    Remaining contract charges                  --                --                 --
FEDERATED SHORT-TERM INCOME FUND
 2007  Lowest contract charges                0.35%             4.36%              3.72%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             4.12%              4.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             3.24%              1.86%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             2.69%              1.76%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             2.61%              0.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST
 2007  Lowest contract charges              14,788        $11.88                 $175,690
    Highest contract charges                 4,989         16.95                   84,550
    Remaining contract charges              16,500            --                  239,143
FRANKLIN HIGH INCOME FUND
 2007  Lowest contract charges               1,164         10.94                   12,743
    Highest contract charges                   329         10.87                    3,572
    Remaining contract charges                  --            --                       --
TEMPLETON GLOBAL BOND FUND
 2007  Lowest contract charges               4,561         11.64                   53,090
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN SMALL CAP VALUE FUND
 2007  Lowest contract charges                  69         13.60                      935
    Highest contract charges                 8,112         13.21                  107,191
    Remaining contract charges              23,052            --                  311,033
 2006  Lowest contract charges               2,334         13.88                   32,401
    Highest contract charges                   404         13.76                    5,567
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 240         11.99                    2,875
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MUTUAL DISCOVERY FUND
 2007  Lowest contract charges               1,927         10.11                   19,488
    Highest contract charges                47,510         12.90                  612,670
    Remaining contract charges              14,454            --                  187,606
 2006  Lowest contract charges                 134         11.77                    1,573
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
TEMPLETON GROWTH FUND
 2007  Lowest contract charges               1,641         24.07                   39,507
    Highest contract charges                17,587         15.19                  267,157
    Remaining contract charges              32,952            --                  512,892
 2006  Lowest contract charges                  46         25.66                    1,191
    Highest contract charges                 1,056         15.05                   15,900
    Remaining contract charges               6,536            --                  100,124
 2005  Lowest contract charges               1,263         12.59                   15,911
    Highest contract charges                    16         12.51                      203
    Remaining contract charges                  --            --                       --
FRANKLIN INCOME FUND
 2007  Lowest contract charges              10,151         10.20                  103,541
    Highest contract charges                56,175         11.65                  654,632
    Remaining contract charges              27,011            --                  316,771
 2006  Lowest contract charges                  50         11.20                      563
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST
 2007  Lowest contract charges                0.24%             2.59%             18.81%
    Highest contract charges                  1.23%             5.48%             27.17%
    Remaining contract charges                  --                --                 --
FRANKLIN HIGH INCOME FUND
 2007  Lowest contract charges                0.83%             7.08%              2.31%
    Highest contract charges                  1.20%             7.06%              1.90%
    Remaining contract charges                  --                --                 --
TEMPLETON GLOBAL BOND FUND
 2007  Lowest contract charges                1.24%            11.59%              9.48%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN SMALL CAP VALUE FUND
 2007  Lowest contract charges                0.31%             1.76%             (3.12)%
    Highest contract charges                  1.24%             1.91%             (3.99)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             1.11%             15.82%
    Highest contract charges                  1.22%             3.02%             15.35%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.72%              2.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MUTUAL DISCOVERY FUND
 2007  Lowest contract charges                0.24%             2.86%              1.14%
    Highest contract charges                  1.23%             6.23%              9.58%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.74%             8.59%             16.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
TEMPLETON GROWTH FUND
 2007  Lowest contract charges                  --              2.07%             (6.20)%
    Highest contract charges                  1.23%             3.69%              0.92%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              4.15%             11.86%
    Highest contract charges                  1.24%             3.45%             20.30%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             5.45%              6.24%
    Highest contract charges                  0.72%             1.94%              6.04%
    Remaining contract charges                  --                --                 --
FRANKLIN INCOME FUND
 2007  Lowest contract charges                0.44%             4.65%              2.01%
    Highest contract charges                  1.23%             5.15%              4.01%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.74%             1.85%             13.48%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND
 2007  Lowest contract charges                   7        $12.06                      $78
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2007  Lowest contract charges             165,040         18.65                3,078,551
    Highest contract charges                 1,984         17.69                   35,110
    Remaining contract charges              77,763            --                1,436,526
 2006  Lowest contract charges             161,281         19.37                3,123,864
    Highest contract charges                 1,208         18.54                   22,394
    Remaining contract charges              68,714            --                1,319,921
 2005  Lowest contract charges             135,720         16.71                2,267,247
    Highest contract charges                   575         16.13                    9,276
    Remaining contract charges              65,031            --                1,073,575
 2004  Lowest contract charges             101,637         15.12                1,536,307
    Highest contract charges                   187         14.73                    2,757
    Remaining contract charges              46,750            --                  700,651
 2003  Lowest contract charges              70,941         12.11                  858,768
    Highest contract charges                   177         11.90                    2,101
    Remaining contract charges              26,079            --                  313,949
MUTUAL BEACON FUND
 2007  Lowest contract charges              37,344          9.75                  363,987
    Highest contract charges                 2,464         11.61                   28,619
    Remaining contract charges               5,030            --                   58,776
 2006  Lowest contract charges                 134         11.45                    1,531
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN MUTUAL SHARES FUND
 2007  Lowest contract charges               3,085         17.23                   53,162
    Highest contract charges                29,452         16.01                  471,581
    Remaining contract charges             172,223            --                2,836,981
 2006  Lowest contract charges               1,082         16.73                   18,096
    Highest contract charges                10,793         15.75                  169,946
    Remaining contract charges             142,602            --                2,306,405
 2005  Lowest contract charges               1,155         14.18                   16,384
    Highest contract charges                 5,546         13.51                   74,945
    Remaining contract charges             129,027            --                1,779,050
 2004  Lowest contract charges               3,860         12.90                   49,780
    Highest contract charges                 2,459         12.44                   30,594
    Remaining contract charges              58,169            --                  736,157
 2003  Lowest contract charges              15,293         11.23                  171,677
    Highest contract charges                   667         11.10                    7,403
    Remaining contract charges              27,350            --                  306,091

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND
 2007  Lowest contract charges                0.64%             2.87%              7.82%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2007  Lowest contract charges                0.35%             0.96%             (3.70)%
    Highest contract charges                  1.24%             1.19%             (4.56)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             1.41%             15.95%
    Highest contract charges                  1.25%             1.61%             14.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             0.88%             10.52%
    Highest contract charges                  1.23%             0.72%              9.53%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             0.96%             24.87%
    Highest contract charges                  1.25%             0.85%             23.75%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             0.50%             29.13%
    Highest contract charges                  1.24%             0.42%             27.97%
    Remaining contract charges                  --                --                 --
MUTUAL BEACON FUND
 2007  Lowest contract charges                0.44%             3.41%             (2.30)%
    Highest contract charges                  1.23%             6.29%              1.40%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             6.59%             14.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN MUTUAL SHARES FUND
 2007  Lowest contract charges                  --              2.89%              2.97%
    Highest contract charges                  1.24%             4.07%              1.69%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.91%             17.98%
    Highest contract charges                  1.25%             2.10%             16.51%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.41%              9.98%
    Highest contract charges                  1.24%             1.87%              8.62%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.20%             13.50%
    Highest contract charges                  1.24%             2.17%             12.09%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.55%             25.36%
    Highest contract charges                  1.24%             1.92%             24.62%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
 2007  Lowest contract charges               1,123        $10.62                  $11,929
    Highest contract charges                18,020         14.48                  260,979
    Remaining contract charges             107,389            --                1,411,366
 2006  Lowest contract charges               1,980          9.51                   18,829
    Highest contract charges                12,829         13.13                  168,471
    Remaining contract charges              98,108            --                1,175,717
 2005  Lowest contract charges                 921          8.84                    8,147
    Highest contract charges                 8,770         12.37                  108,461
    Remaining contract charges              83,089            --                1,028,134
 2004  Lowest contract charges               1,910          8.00                   15,278
    Highest contract charges                 2,728         11.33                   30,907
    Remaining contract charges              26,838            --                  303,676
 2003  Lowest contract charges               7,020          7.08                   49,691
    Highest contract charges                   539         10.15                    5,467
    Remaining contract charges               5,990            --                   61,007
FRANKLIN TEMPLETON CONSERVATIVE TARGET
 2007  Lowest contract charges                  18         10.34                      189
    Highest contract charges                   840         11.48                    9,638
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON GROWTH TARGET FUND
 2007  Lowest contract charges                  38         10.32                      391
    Highest contract charges                11,494         12.14                  139,528
    Remaining contract charges                 204            --                    2,486
 2006  Lowest contract charges                  87         11.12                      971
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON MODERATE TARGET
 FUND
 2007  Lowest contract charges               2,305         10.34                   23,831
    Highest contract charges                35,306         11.76                  415,054
    Remaining contract charges                 683            --                    8,088
 2006  Lowest contract charges                 857         10.88                    9,321
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
 2007  Lowest contract charges                  --                --              11.67%
    Highest contract charges                  1.25%               --              10.28%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               7.52%
    Highest contract charges                  1.25%               --               6.19%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.21%             10.55%
    Highest contract charges                  1.24%             0.19%              9.17%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              13.04%
    Highest contract charges                  1.24%               --              11.63%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              37.68%
    Highest contract charges                  1.24%               --              35.97%
    Remaining contract charges                  --                --                 --
FRANKLIN TEMPLETON CONSERVATIVE TARGET
 2007  Lowest contract charges                0.04%             7.26%              3.41%
    Highest contract charges                  1.24%             4.98%              6.94%
    Remaining contract charges                  --                --                 --
FRANKLIN TEMPLETON GROWTH TARGET FUND
 2007  Lowest contract charges                0.11%             4.76%              3.23%
    Highest contract charges                  1.24%             6.00%              9.21%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.72%             8.52%             11.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN TEMPLETON MODERATE TARGET
 FUND
 2007  Lowest contract charges                0.24%             3.13%              3.41%
    Highest contract charges                  1.22%            12.46%              8.04%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.71%            11.59%              9.17%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
 2007  Lowest contract charges              10,883        $21.70                 $236,170
    Highest contract charges                 9,311         20.56                  191,446
    Remaining contract charges             160,998            --                3,440,620
 2006  Lowest contract charges              13,170         18.51                  243,752
    Highest contract charges                 4,998         17.76                   88,746
    Remaining contract charges             174,594            --                3,200,989
 2005  Lowest contract charges              11,230         15.43                  173,314
    Highest contract charges                 3,613         14.99                   54,163
    Remaining contract charges             196,249            --                3,040,094
 2004  Lowest contract charges              10,348         13.95                  144,341
    Highest contract charges                 1,559         13.72                   21,398
    Remaining contract charges             118,064            --                1,664,995
 2003  Lowest contract charges               9,857         11.81                  116,381
    Highest contract charges                   195         11.76                    2,292
    Remaining contract charges              33,467            --                  401,125
GE PREMIER GROWTH EQUITY FUND
 2007  Lowest contract charges                 595         12.39                    7,375
    Highest contract charges                   130         11.16                    1,448
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  72         11.90                      856
    Highest contract charges                    34         10.77                      366
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS CAPITAL GROWTH FUND
 2007  Lowest contract charges                 182         11.80                    2,147
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS CORE FIXED INCOME FUND
 2007  Lowest contract charges                 178         10.85                    1,935
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS GOVERNMENT INCOME FUND
 2007  Lowest contract charges               1,532         10.97                   16,798
    Highest contract charges                   509         10.90                    5,545
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS GROWTH & INCOME FUND
 2007  Lowest contract charges               1,979         11.66                   23,075
    Highest contract charges                60,476         11.59                  700,861
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS GROWTH OPPORTUNITIES
 FUND
 2007  Lowest contract charges                 351         12.73                    4,472
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
TEMPLETON FOREIGN FUND
 2007  Lowest contract charges                  --              1.41%             17.25%
    Highest contract charges                  1.24%             1.94%             15.79%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.29%             19.93%
    Highest contract charges                  1.24%             2.00%             18.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              2.18%             10.63%
    Highest contract charges                  1.24%             2.25%              9.26%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.05%             18.14%
    Highest contract charges                  1.24%             2.62%             16.67%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              3.51%             30.51%
    Highest contract charges                  1.25%             2.79%             28.90%
    Remaining contract charges                  --                --                 --
GE PREMIER GROWTH EQUITY FUND
 2007  Lowest contract charges                0.83%               --               4.09%
    Highest contract charges                  1.26%               --               3.68%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.79%               --               7.74%
    Highest contract charges                  1.10%               --               7.31%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS CAPITAL GROWTH FUND
 2007  Lowest contract charges                1.24%               --               8.22%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS CORE FIXED INCOME FUND
 2007  Lowest contract charges                1.20%             5.60%              5.09%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS GOVERNMENT INCOME FUND
 2007  Lowest contract charges                0.82%             4.54%              6.12%
    Highest contract charges                  1.07%             6.62%              5.70%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS GROWTH & INCOME FUND
 2007  Lowest contract charges                0.83%             1.41%              0.56%
    Highest contract charges                  1.24%             2.07%              0.16%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS GROWTH OPPORTUNITIES
 FUND
 2007  Lowest contract charges                1.24%               --              17.85%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
 2007  Lowest contract charges              40,131        $35.35               $1,418,630
    Highest contract charges                35,767         17.64                  630,855
    Remaining contract charges              69,626            --                1,272,793
 2006  Lowest contract charges              23,232         18.11                  420,808
    Highest contract charges                 1,938         17.36                   33,629
    Remaining contract charges              20,995            --                  376,659
 2005  Lowest contract charges               1,476         15.43                   22,775
    Highest contract charges                    24         15.20                      365
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS SMALL CAP VALUE FUND
 2007  Lowest contract charges              15,331          8.83                  135,399
    Highest contract charges                 5,030         10.30                   51,832
    Remaining contract charges               2,882            --                   29,910
GOLDMAN SACHS HIGH YIELD FUND
 2007  Lowest contract charges               2,694          7.62                   20,525
    Highest contract charges                 4,025         11.13                   44,788
    Remaining contract charges              22,698            --                  260,589
 2006  Lowest contract charges                 581          8.11                    4,711
    Highest contract charges                 1,792         11.08                   19,850
    Remaining contract charges              17,924            --                  204,331
 2005  Lowest contract charges                  50         10.29                      512
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JOHN HANCOCK SMALL CAP EQUITY FUND
 2007  Lowest contract charges                 592         12.70                    7,517
    Highest contract charges                10,902         11.80                  128,612
    Remaining contract charges             113,130            --                1,356,979
 2006  Lowest contract charges               4,435         12.52                   55,513
    Highest contract charges                10,528         11.78                  123,984
    Remaining contract charges             119,606            --                1,419,522
 2005  Lowest contract charges               5,888         11.72                   68,984
    Highest contract charges                 7,792         11.16                   86,962
    Remaining contract charges             105,529            --                1,181,063
 2004  Lowest contract charges               9,725         10.82                  105,267
    Highest contract charges                 1,943         10.44                   20,287
    Remaining contract charges              64,251            --                  677,084
 2003  Lowest contract charges               7,443          9.59                   71,381
    Highest contract charges                    88          9.37                      825
    Remaining contract charges              26,594            --                  253,111

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
 2007  Lowest contract charges                  --              1.73%             (8.49)%
    Highest contract charges                  1.24%             1.14%              1.63%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             1.78%             15.21%
    Highest contract charges                  1.24%             1.14%             14.18%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.12%              2.82%
    Highest contract charges                  1.09%             2.19%              2.63%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS SMALL CAP VALUE FUND
 2007  Lowest contract charges                0.29%               --             (11.68)%
    Highest contract charges                  1.32%               --              (6.88)%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS HIGH YIELD FUND
 2007  Lowest contract charges                  --              8.03%             (6.04)%
    Highest contract charges                  1.24%             8.09%              0.44%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              8.43%              3.18%
    Highest contract charges                  1.23%             9.16%              9.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.75%             7.73%              0.98%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
JOHN HANCOCK SMALL CAP EQUITY FUND
 2007  Lowest contract charges                  --                --               1.43%
    Highest contract charges                  1.25%               --               0.17%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               6.84%
    Highest contract charges                  1.25%               --               5.51%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --               8.23%
    Highest contract charges                  1.24%               --               6.89%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              12.86%
    Highest contract charges                  1.24%               --              11.46%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              48.91%
    Highest contract charges                  1.22%               --              47.07%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges             362,272        $12.26               $4,442,024
    Highest contract charges                    13         11.55                      146
    Remaining contract charges             151,164            --                1,453,797
 2006  Lowest contract charges               3,473          8.41                   29,219
    Highest contract charges                26,191         12.02                  314,863
    Remaining contract charges             467,328            --                5,039,472
 2005  Lowest contract charges               2,588          7.60                   19,666
    Highest contract charges                22,512         11.00                  247,542
    Remaining contract charges             436,020            --                4,483,080
 2004  Lowest contract charges               1,659          7.09                   11,759
    Highest contract charges                 8,902         10.38                   92,426
    Remaining contract charges             341,170            --                3,513,834
 2003  Lowest contract charges                 709          6.83                    4,841
    Highest contract charges                 3,830         10.13                   38,814
    Remaining contract charges             312,655            --                3,073,019
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges               4,070         10.27                   41,808
    Highest contract charges                 2,952         10.18                   30,060
    Remaining contract charges               9,085            --                   92,880
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges              23,464         11.15                  261,525
    Highest contract charges                53,428         12.90                  689,202
    Remaining contract charges             710,759            --                7,892,598
 2006  Lowest contract charges                  36         11.24                      408
    Highest contract charges                33,412         12.48                  416,950
    Remaining contract charges             614,005            --                6,386,607
 2005  Lowest contract charges              15,621          7.50                  117,199
    Highest contract charges                23,637         12.06                  284,996
    Remaining contract charges             644,055            --                5,909,345
 2004  Lowest contract charges              23,979          7.32                  175,595
    Highest contract charges                16,931         11.92                  201,768
    Remaining contract charges             402,199            --                3,873,094
 2003  Lowest contract charges              18,734          7.00                  131,125
    Highest contract charges                 1,184         11.53                   13,659
    Remaining contract charges             221,716            --                2,258,111

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                0.50%             2.29%              6.10%
    Highest contract charges                  1.19%            12.49%              5.05%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.78%             10.70%
    Highest contract charges                  1.25%             2.59%              9.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              3.68%              7.24%
    Highest contract charges                  1.24%             4.05%              5.90%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.49%              3.74%
    Highest contract charges                  1.24%             2.57%              2.46%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              6.94%             18.49%
    Highest contract charges                  1.23%             4.30%             17.02%
    Remaining contract charges                  --                --                 --
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges                0.33%             0.60%              3.01%
    Highest contract charges                  1.18%             0.66%              2.14%
    Remaining contract charges                  --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                  --             16.49%             (0.82)%
    Highest contract charges                  1.24%             6.02%              3.37%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --             31.32%             (0.27)%
    Highest contract charges                  1.25%             5.78%              3.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              5.61%              2.45%
    Highest contract charges                  1.24%             7.70%              1.18%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              4.31%              4.62%
    Highest contract charges                  1.24%             4.85%              3.33%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              5.09%              7.85%
    Highest contract charges                  1.23%             2.86%              6.51%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges              28,702        $28.14                 $807,786
    Highest contract charges                95,577         20.92                1,999,641
    Remaining contract charges           1,091,640            --               23,898,129
 2006  Lowest contract charges              25,295         24.09                  609,349
    Highest contract charges                81,866         18.13                1,484,519
    Remaining contract charges           1,054,010            --               20,070,548
 2005  Lowest contract charges              24,527         20.66                  506,677
    Highest contract charges                60,900         15.75                  958,902
    Remaining contract charges             907,404            --               15,688,895
 2004  Lowest contract charges              22,293         17.88                  398,581
    Highest contract charges                30,537         13.80                  421,356
    Remaining contract charges             591,800            --                8,534,187
 2003  Lowest contract charges               5,932         14.98                   88,854
    Highest contract charges                 4,897         11.71                   57,326
    Remaining contract charges             418,173            --                5,050,402
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges             371,850          4.23                1,572,885
    Highest contract charges                 4,616         12.29                   56,743
    Remaining contract charges           1,024,150            --                8,136,273
 2006  Lowest contract charges             402,975          3.91                1,574,554
    Highest contract charges                62,620         14.62                  915,770
    Remaining contract charges           1,008,151            --                6,368,989
 2005  Lowest contract charges             414,211          3.25                1,344,677
    Highest contract charges                42,791         12.30                  526,464
    Remaining contract charges           1,218,431            --                5,411,231
 2004  Lowest contract charges             439,959          3.06                1,347,928
    Highest contract charges                20,087         11.76                  236,170
    Remaining contract charges             633,200            --                3,282,368
 2003  Lowest contract charges             450,807          2.73                1,228,562
    Highest contract charges                 5,094         10.59                   53,948
    Remaining contract charges             243,432            --                1,492,430
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges               7,710          1.59                   12,227
    Highest contract charges                 1,631          1.95                    3,176
    Remaining contract charges               7,223            --                  100,573
 2006  Lowest contract charges               6,700         12.04                   80,696
    Highest contract charges                   694          1.69                    1,174
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  11         11.16                      128
    Highest contract charges                    81          1.57                      127
    Remaining contract charges                  --            --                       --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                   7         16.31                      128
    Highest contract charges                     5         16.21                       57
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                  --              0.13%             16.83%
    Highest contract charges                  1.25%             0.13%             15.38%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.59%             16.62%
    Highest contract charges                  1.25%             1.57%             15.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.92%             15.55%
    Highest contract charges                  1.24%             1.15%             14.11%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.45%             19.36%
    Highest contract charges                  1.24%             0.47%             17.88%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              2.40%             42.38%
    Highest contract charges                  1.24%             1.34%             40.61%
    Remaining contract charges                  --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                  --              1.71%              8.26%
    Highest contract charges                  1.23%             3.16%              6.64%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.82%             20.36%
    Highest contract charges                  1.25%             2.10%             18.87%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.85%              5.96%
    Highest contract charges                  1.24%             2.31%              4.64%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.40%             12.42%
    Highest contract charges                  1.24%             2.01%             11.03%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              2.47%             26.80%
    Highest contract charges                  1.23%             5.01%             25.22%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                0.35%             4.01%             16.18%
    Highest contract charges                  1.24%             1.19%             15.14%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             3.49%              7.91%
    Highest contract charges                  1.27%             4.80%              7.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.48%             6.04%              4.19%
    Highest contract charges                  0.69%            13.82%              4.00%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                0.33%             4.12%             22.03%
    Highest contract charges                  0.70%             4.01%             21.54%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges               2,526        $20.24                  $51,123
    Highest contract charges                 1,084         11.93                   12,935
    Remaining contract charges              46,292            --                  840,997
 2006  Lowest contract charges               3,430         19.07                   65,415
    Highest contract charges                 3,908         14.89                   58,170
    Remaining contract charges              33,807            --                  614,681
 2005  Lowest contract charges               8,372         17.15                  143,592
    Highest contract charges                 2,807         13.56                   38,054
    Remaining contract charges              28,043            --                  410,347
 2004  Lowest contract charges               7,924         15.25                  120,886
    Highest contract charges                   973         12.21                   11,881
    Remaining contract charges              13,509            --                  170,085
 2003  Lowest contract charges              11,585         13.52                  156,673
    Highest contract charges                   122         10.96                    1,341
    Remaining contract charges               7,816            --                   87,774
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                   8         13.88                      114
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges               4,122          7.01                   28,908
    Highest contract charges                   941         13.08                   12,303
    Remaining contract charges              29,936            --                  234,775
 2006  Lowest contract charges               3,784          6.16                   23,303
    Highest contract charges                 1,692         12.56                   21,256
    Remaining contract charges              18,260            --                  108,567
 2005  Lowest contract charges               5,747          5.58                   32,074
    Highest contract charges                 1,296         11.52                   14,940
    Remaining contract charges              13,926            --                  105,850
 2004  Lowest contract charges               5,746          5.02                   28,855
    Highest contract charges                   750         10.50                    7,869
    Remaining contract charges               3,660            --                   34,952
 2003  Lowest contract charges               2,183          4.95                   10,817
    Highest contract charges                   411         10.49                    4,314
    Remaining contract charges               1,903            --                   19,598
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges              11,935         13.58                  162,062
    Highest contract charges                 2,059         12.34                   25,414
    Remaining contract charges                 449            --                    5,631
 2006  Lowest contract charges               4,058         11.73                   47,591
    Highest contract charges                 1,797         10.70                   19,237
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 239         11.31                    2,706
    Highest contract charges                    29         10.36                      301
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                  --              0.11%              6.12%
    Highest contract charges                  1.23%               --               4.54%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.07%             11.19%
    Highest contract charges                  1.25%             0.07%              9.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.07%             12.43%
    Highest contract charges                  1.24%             0.10%             11.03%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.05%             12.80%
    Highest contract charges                  1.23%             0.05%             11.40%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              32.31%
    Highest contract charges                  1.21%             0.06%             30.67%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                0.53%               --              23.19%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                  --                --              13.86%
    Highest contract charges                  1.24%               --              12.17%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --              10.35%
    Highest contract charges                  1.25%               --               8.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.28%             11.15%
    Highest contract charges                  1.24%             0.32%              9.77%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --               1.35%
    Highest contract charges                  1.25%               --               0.09%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              61.50%
    Highest contract charges                  1.21%               --              59.50%
    Remaining contract charges                  --                --                 --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                0.84%             0.02%             15.79%
    Highest contract charges                  1.25%             0.02%             15.33%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             0.13%              3.73%
    Highest contract charges                  1.21%             0.46%              3.31%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%               --               3.78%
    Highest contract charges                  1.10%               --               4.07%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                   7        $32.75                     $227
    Highest contract charges                 1,157         14.25                   16,494
    Remaining contract charges              25,791            --                  379,114
 2006  Lowest contract charges               1,925         12.22                   23,517
    Highest contract charges                 1,293         12.15                   15,707
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  12         10.98                      129
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges              40,807          2.33                   94,979
    Highest contract charges                    37         11.69                      431
    Remaining contract charges           1,123,933            --                6,681,695
 2006  Lowest contract charges              80,493          2.21                  178,087
    Highest contract charges                22,763         12.79                  291,150
    Remaining contract charges           1,034,535            --                5,562,083
 2005  Lowest contract charges             160,752          1.92                  308,048
    Highest contract charges                16,751         11.22                  187,913
    Remaining contract charges           1,158,297            --                4,974,524
 2004  Lowest contract charges             387,561          1.83                  710,677
    Highest contract charges                 3,130         10.87                   34,027
    Remaining contract charges             596,893            --                3,597,324
 2003  Lowest contract charges             415,789          1.66                  690,656
    Highest contract charges                   771          9.97                    7,690
    Remaining contract charges             307,143            --                2,387,558
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges               4,259         16.77                   71,431
    Highest contract charges                 1,605         16.70                   26,797
    Remaining contract charges               1,770            --                   32,442
 2006  Lowest contract charges               4,082         13.58                   55,450
    Highest contract charges                 1,649         13.64                   22,506
    Remaining contract charges               1,758            --                   26,220
 2005  Lowest contract charges                 539         12.12                    6,538
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                 105         14.93                    1,578
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  --              1.15%              8.71%
    Highest contract charges                  1.23%             0.03%             27.72%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             3.16%             11.11%
    Highest contract charges                  1.25%             2.59%             10.66%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.68%             1.51%              9.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                  --              1.60%              5.20%
    Highest contract charges                  1.15%             4.87%              3.64%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.77%             15.46%
    Highest contract charges                  1.25%             1.99%             14.02%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.68%              4.50%
    Highest contract charges                  1.24%             3.00%              3.21%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.29%             10.39%
    Highest contract charges                  1.24%             1.90%              9.02%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              2.95%             28.13%
    Highest contract charges                  1.22%             3.76%             26.54%
    Remaining contract charges                  --                --                 --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                0.35%             0.75%             23.48%
    Highest contract charges                  1.24%             0.57%             22.37%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.34%             2.97%             23.65%
    Highest contract charges                  1.24%             2.07%             22.54%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             2.24%             11.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                1.22%             4.41%             25.53%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges              30,209        $20.14                 $608,253
    Highest contract charges                 9,075         19.49                  176,897
    Remaining contract charges             386,579            --                7,776,633
 2006  Lowest contract charges              38,813         17.46                  677,806
    Highest contract charges                 7,368         17.12                  126,139
    Remaining contract charges             385,885            --                6,769,503
 2005  Lowest contract charges              57,023         15.63                  891,160
    Highest contract charges                 5,221         15.51                   80,988
    Remaining contract charges             397,192            --                6,190,309
 2004  Lowest contract charges              51,043         13.38                  683,051
    Highest contract charges                 3,900         13.45                   52,462
    Remaining contract charges             300,088            --                4,032,505
 2003  Lowest contract charges              64,115         11.49                  736,875
    Highest contract charges                 1,825         11.70                   21,349
    Remaining contract charges             166,302            --                1,929,554
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges              39,182         12.28                  481,072
    Highest contract charges                20,558         10.54                  216,595
    Remaining contract charges             478,855            --                4,701,245
 2006  Lowest contract charges              20,032         11.70                  234,358
    Highest contract charges                 2,947         10.43                   30,747
    Remaining contract charges             344,216            --                2,472,951
 2005  Lowest contract charges              31,471         11.17                  351,645
    Highest contract charges                 1,869         10.09                   18,856
    Remaining contract charges             125,100            --                  873,936
 2004  Lowest contract charges              27,397         10.86                  297,663
    Highest contract charges                   901          9.93                    8,951
    Remaining contract charges              84,492            --                  382,618
 2003  Lowest contract charges               3,346         10.76                   36,017
    Highest contract charges                   553          9.96                    5,507
    Remaining contract charges              59,663            --                  291,173

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges                  --              0.49%             15.30%
    Highest contract charges                  1.25%             0.56%             13.87%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.87%             11.74%
    Highest contract charges                  1.25%             1.32%             10.36%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.41%             16.78%
    Highest contract charges                  1.24%             0.45%             15.33%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.24%             16.44%
    Highest contract charges                  1.24%             0.36%             14.99%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              0.43%             37.67%
    Highest contract charges                  1.24%             0.38%             35.96%
    Remaining contract charges                  --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                  --              4.77%              4.95%
    Highest contract charges                  1.24%             4.50%              3.38%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              4.57%              4.70%
    Highest contract charges                  1.25%             4.64%              3.40%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              2.85%              2.84%
    Highest contract charges                  1.24%             2.95%              1.57%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.07%              0.94%
    Highest contract charges                  1.24%             0.87%             (0.31)%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              0.65%              0.75%
    Highest contract charges                  1.24%             0.69%             (0.50)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges              31,758        $13.39                 $425,340
    Highest contract charges                 7,804         11.70                   91,334
    Remaining contract charges              78,006            --                  318,221
 2006  Lowest contract charges              31,038         13.02                  404,081
    Highest contract charges                 6,805         11.46                   78,001
    Remaining contract charges              90,235            --                  357,125
 2005  Lowest contract charges              34,723         11.35                  394,075
    Highest contract charges                 5,637         11.09                   62,507
    Remaining contract charges              72,473            --                  270,374
 2004  Lowest contract charges              35,215         11.16                  392,986
    Highest contract charges                 2,977         10.97                   32,650
    Remaining contract charges              17,599            --                   64,688
 2003  Lowest contract charges              29,945         10.79                  323,031
    Highest contract charges                 2,135         10.67                   22,775
    Remaining contract charges              10,099            --                   35,957
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges              78,833          3.09                  243,241
    Highest contract charges                16,537         18.98                  313,951
    Remaining contract charges             255,599            --                1,862,723
 2006  Lowest contract charges              73,234          2.70                  197,822
    Highest contract charges                13,308         16.83                  223,964
    Remaining contract charges             293,300            --                2,189,763
 2005  Lowest contract charges              56,311          2.36                  132,933
    Highest contract charges                10,022         14.89                  149,250
    Remaining contract charges             740,424            --                2,403,581
 2004  Lowest contract charges              72,607          1.95                  141,647
    Highest contract charges                 6,048         12.46                   75,366
    Remaining contract charges             543,279            --                1,456,616
 2003  Lowest contract charges              42,938          1.74                   74,670
    Highest contract charges                   134         11.25                    1,504
    Remaining contract charges             175,438            --                  328,496
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                  20         18.71                      382
    Highest contract charges                   113         10.98                    1,238
    Remaining contract charges               3,106            --                   33,158
 2006  Lowest contract charges               1,220         10.85                   13,228
    Highest contract charges                     2         11.35                       24
    Remaining contract charges                 293            --                    3,158
 2005  Lowest contract charges                 200         10.24                    2,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges                0.50%             5.44%              2.88%
    Highest contract charges                  1.25%             5.54%              2.11%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.50%            11.91%              4.15%
    Highest contract charges                  1.25%            10.86%              3.37%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             3.95%              1.70%
    Highest contract charges                  1.24%             3.48%              1.09%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             4.82%              3.45%
    Highest contract charges                  1.25%             4.75%              2.83%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             3.08%              1.63%
    Highest contract charges                  1.24%             4.31%              1.02%
    Remaining contract charges                  --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges                  --              0.22%             14.23%
    Highest contract charges                  1.25%             0.26%             12.81%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.21%             14.43%
    Highest contract charges                  1.25%             0.21%             13.00%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --              21.01%
    Highest contract charges                  1.24%               --              19.51%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              12.18%
    Highest contract charges                  1.24%               --              10.79%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              55.87%
    Highest contract charges                  1.19%               --              53.94%
    Remaining contract charges                  --                --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                  --              0.50%            (10.03)%
    Highest contract charges                  1.14%             0.07%             (3.31)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             1.00%              5.95%
    Highest contract charges                    --              0.76%              9.37%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.85%             1.26%              3.10%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges               4,847        $24.60                 $119,222
    Highest contract charges                14,660         12.72                  186,430
    Remaining contract charges             313,771            --                3,852,636
 2006  Lowest contract charges               6,122         23.22                  142,174
    Highest contract charges                17,386         12.16                  211,404
    Remaining contract charges             325,075            --                3,785,723
 2005  Lowest contract charges               6,926         20.26                  140,301
    Highest contract charges                13,384         10.74                  143,729
    Remaining contract charges             306,174            --                3,500,677
 2004  Lowest contract charges              13,437         18.48                  248,299
    Highest contract charges                10,145          9.92                  100,629
    Remaining contract charges             243,921            --                2,505,508
 2003  Lowest contract charges              30,746         17.74                  545,412
    Highest contract charges                 3,433          9.64                   33,099
    Remaining contract charges             214,639            --                2,116,921
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges               2,786         15.42                   42,960
    Highest contract charges                 1,402         10.93                   15,323
    Remaining contract charges              73,286            --                  816,827
 2006  Lowest contract charges               1,208         19.74                   23,836
    Highest contract charges                   557         12.15                    6,771
    Remaining contract charges              21,138            --                  259,735
 2005  Lowest contract charges                 180         10.36                    1,869
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2007  Lowest contract charges              31,337         13.02                  407,939
    Highest contract charges                 7,308         12.60                   92,075
    Remaining contract charges              13,878            --                  177,410
 2006  Lowest contract charges              25,797         14.64                  377,580
    Highest contract charges                 2,610         14.29                   37,311
    Remaining contract charges              11,549            --                  166,825
 2005  Lowest contract charges               4,623         12.85                   59,395
    Highest contract charges                   561         12.76                    7,162
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                  --              0.96%              5.90%
    Highest contract charges                  1.25%             0.94%              4.59%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.20%             14.65%
    Highest contract charges                  1.25%             1.55%             13.23%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.32%              9.62%
    Highest contract charges                  1.24%             2.09%              8.26%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.12%              4.17%
    Highest contract charges                  1.24%             1.47%              2.88%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              1.60%             26.47%
    Highest contract charges                  1.24%             2.28%             24.90%
    Remaining contract charges                  --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  --              1.20%            (21.86)%
    Highest contract charges                  1.23%             2.82%             (7.69)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              3.86%              4.26%
    Highest contract charges                  1.24%             6.97%             17.55%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%             2.87%              4.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2007  Lowest contract charges                0.35%             0.82%            (11.06)%
    Highest contract charges                  1.24%             0.96%            (11.86)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             1.79%             13.00%
    Highest contract charges                  1.25%             1.34%             11.99%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             1.85%              0.10%
    Highest contract charges                  1.18%             3.79%             (0.08)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM FINANCIAL SERVICES FUND
 2007  Lowest contract charges                  87        $11.05                     $956
    Highest contract charges                 1,074         10.51                   11,292
    Remaining contract charges              35,344            --                  385,723
 2006  Lowest contract charges                  87         14.33                    1,241
    Highest contract charges                 1,257         13.81                   17,355
    Remaining contract charges              33,671            --                  480,090
 2005  Lowest contract charges              24,260         12.30                  298,512
    Highest contract charges                 1,472         12.02                   17,698
    Remaining contract charges              11,471            --                  140,726
 2004  Lowest contract charges              19,858         11.76                  233,622
    Highest contract charges                   948         11.56                   10,964
    Remaining contract charges               4,130            --                   48,540
 2003  Lowest contract charges                 880         10.79                    9,489
    Highest contract charges                   209         10.79                    2,258
    Remaining contract charges              15,031            --                  164,087
AIM LEISURE FUND
 2007  Lowest contract charges                 920         16.37                   15,064
    Highest contract charges                 3,361         14.39                   48,387
    Remaining contract charges              36,321            --                  525,621
 2006  Lowest contract charges                 920         16.52                   15,201
    Highest contract charges                   940         14.71                   13,831
    Remaining contract charges              36,882            --                  545,666
 2005  Lowest contract charges              42,514         12.27                  521,718
    Highest contract charges                 1,278         11.99                   15,319
    Remaining contract charges              10,498            --                  128,488
 2004  Lowest contract charges                 113         13.46                    1,515
    Highest contract charges                 1,433         12.29                   17,620
    Remaining contract charges              36,315            --                  454,135
 2003  Lowest contract charges               7,021         11.08                   77,799
    Highest contract charges                   307         10.96                    3,362
    Remaining contract charges              19,932            --                  221,164

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AIM FINANCIAL SERVICES FUND
 2007  Lowest contract charges                  --              1.66%            (22.92)%
    Highest contract charges                  1.25%             1.67%            (23.88)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              6.32%             16.29%
    Highest contract charges                  1.25%             1.09%             14.85%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.52%              4.59%
    Highest contract charges                  1.24%             1.60%              3.96%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.60%              7.84%
    Highest contract charges                  1.23%             1.60%              7.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              0.94%             29.50%
    Highest contract charges                  1.24%             0.77%             27.89%
    Remaining contract charges                  --                --                 --
AIM LEISURE FUND
 2007  Lowest contract charges                  --              0.74%             (0.90)%
    Highest contract charges                  1.25%             1.02%             (2.13)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              9.52%             24.22%
    Highest contract charges                  1.25%             1.89%             22.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.15%             (1.87)%
    Highest contract charges                  1.25%             1.01%             (2.46)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              13.60%
    Highest contract charges                  1.23%             1.91%             12.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              29.46%
    Highest contract charges                  1.25%               --              28.69%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM TECHNOLOGY FUND
 2007  Lowest contract charges               9,394         $9.86                  $92,609
    Highest contract charges                   976          9.29                    9,063
    Remaining contract charges              27,777            --                  230,501
 2006  Lowest contract charges               7,228          9.21                   66,598
    Highest contract charges                   605          8.76                    5,294
    Remaining contract charges              25,456            --                  197,544
 2005  Lowest contract charges               3,384          8.41                   28,442
    Highest contract charges                   276          8.06                    2,223
    Remaining contract charges              17,275            --                  127,910
 2004  Lowest contract charges               3,722          8.29                   30,832
    Highest contract charges                    90          8.02                      721
    Remaining contract charges               9,402            --                   69,613
 2003  Lowest contract charges               7,345          3.93                   28,828
    Highest contract charges                     3          7.85                       20
    Remaining contract charges               6,975            --                   52,466
IVY GLOBAL NATURAL RESOURCES FUND
 2007  Lowest contract charges              17,428         11.98                  208,712
    Highest contract charges                 9,342         16.82                  157,125
    Remaining contract charges               7,415            --                  125,521
JANUS ADVISER FORTY FUND
 2007  Lowest contract charges               2,118         20.86                   44,175
    Highest contract charges                 3,754         19.38                   72,763
    Remaining contract charges             166,253            --                2,963,102
 2006  Lowest contract charges               4,818         15.39                   74,129
    Highest contract charges                 2,906         14.48                   42,067
    Remaining contract charges             132,623            --                1,818,956
 2005  Lowest contract charges               6,032         13.96                   84,231
    Highest contract charges                 1,658         13.30                   22,057
    Remaining contract charges             119,801            --                1,604,539
 2004  Lowest contract charges              11,205         12.18                  136,524
    Highest contract charges                   349         11.75                    4,101
    Remaining contract charges              92,341            --                1,099,845
 2003  Lowest contract charges              11,079         10.36                  114,750
    Highest contract charges                   229         10.12                    2,313
    Remaining contract charges              76,382            --                  780,693

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AIM TECHNOLOGY FUND
 2007  Lowest contract charges                0.35%               --               7.00%
    Highest contract charges                  1.25%               --               6.04%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --               9.62%
    Highest contract charges                  1.25%               --               8.63%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               1.45%
    Highest contract charges                  1.24%               --               0.54%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%               --               3.01%
    Highest contract charges                  1.22%               --               2.09%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              43.17%
    Highest contract charges                  0.25%               --              41.39%
    Remaining contract charges                  --                --                 --
IVY GLOBAL NATURAL RESOURCES FUND
 2007  Lowest contract charges                0.30%             7.51%             17.46%
    Highest contract charges                  1.23%             5.79%             41.94%
    Remaining contract charges                  --                --                 --
JANUS ADVISER FORTY FUND
 2007  Lowest contract charges                  --              0.03%             35.57%
    Highest contract charges                  1.24%             0.05%             33.89%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.06%             10.18%
    Highest contract charges                  1.25%             0.10%              8.81%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --              14.60%
    Highest contract charges                  1.24%               --              13.18%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              17.64%
    Highest contract charges                  1.25%               --              16.18%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              18.92%
    Highest contract charges                  1.25%               --              17.44%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges              22,025        $30.57                 $673,255
    Highest contract charges                14,261         28.40                  405,076
    Remaining contract charges              77,495            --                2,277,770
 2006  Lowest contract charges              20,379         24.23                  493,832
    Highest contract charges                 7,470         22.80                  170,311
    Remaining contract charges              55,696            --                1,308,994
 2005  Lowest contract charges               1,390         16.76                   23,282
    Highest contract charges                 3,269         15.96                   52,186
    Remaining contract charges              23,745            --                  387,750
 2004  Lowest contract charges                 396         12.72                    5,035
    Highest contract charges                   582         12.27                    7,142
    Remaining contract charges               7,038            --                   87,865
 2003  Lowest contract charges               6,538         10.48                   68,543
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS ADVISER WORLDWIDE FUND
 2007  Lowest contract charges               2,238         12.13                   27,131
    Highest contract charges                   636         12.58                    8,003
    Remaining contract charges              77,977            --                  216,665
 2006  Lowest contract charges               2,238         11.13                   24,910
    Highest contract charges                   505         11.69                    5,908
    Remaining contract charges              94,445            --                  213,658
 2005  Lowest contract charges               8,505         10.36                   88,129
    Highest contract charges                   348         10.12                    3,522
    Remaining contract charges              46,017            --                   46,935
 2004  Lowest contract charges               8,551          9.83                   84,079
    Highest contract charges                   250          9.66                    2,417
    Remaining contract charges              25,466            --                   24,696
 2003  Lowest contract charges               3,862          9.45                   36,498
    Highest contract charges                   137          9.34                    1,281
    Remaining contract charges              38,442            --                   35,900
KEELEY SMALL CAP VALUE FUND
 2007  Lowest contract charges              10,941         27.28                  298,476
    Highest contract charges                 6,012         13.78                   82,850
    Remaining contract charges              75,968            --                1,019,877
 2006  Lowest contract charges                  35         26.08                      920
    Highest contract charges                 1,225         13.02                   15,957
    Remaining contract charges              60,956            --                  773,536
 2005  Lowest contract charges               3,432         11.05                   37,923
    Highest contract charges                   143         11.03                    1,577
    Remaining contract charges                  --            --                       --
LORD ABBETT AFFILIATED FUND
 2007  Lowest contract charges                 925          9.74                    9,014
    Highest contract charges                   244         11.44                    2,789
    Remaining contract charges                  33            --                      375

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges                  --              1.14%             26.14%
    Highest contract charges                  1.24%             1.40%             24.58%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.08%             44.63%
    Highest contract charges                  1.25%             0.98%             42.84%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.22%             31.73%
    Highest contract charges                  1.24%             1.23%             30.10%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.39%             19.85%
    Highest contract charges                  1.20%             2.65%             18.36%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.18%             33.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
JANUS ADVISER WORLDWIDE FUND
 2007  Lowest contract charges                  --              0.18%              8.92%
    Highest contract charges                  1.25%             0.19%              7.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --             47.84%             16.93%
    Highest contract charges                  1.25%             2.54%             15.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             0.81%              5.38%
    Highest contract charges                  1.25%             0.93%              4.75%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.69%              4.06%
    Highest contract charges                  1.24%             0.45%              3.43%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.78%             22.04%
    Highest contract charges                  1.24%             0.98%             21.31%
    Remaining contract charges                  --                --                 --
KEELEY SMALL CAP VALUE FUND
 2007  Lowest contract charges                  --                --               4.60%
    Highest contract charges                  1.23%               --               5.84%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --             (40.23)%
    Highest contract charges                  1.24%               --              18.07%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --              11.27%
    Highest contract charges                  1.14%               --              11.07%
    Remaining contract charges                  --                --                 --
LORD ABBETT AFFILIATED FUND
 2007  Lowest contract charges                0.28%             1.07%             (2.57)%
    Highest contract charges                  1.22%             2.16%              2.27%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LORD ABBETT ALL VALUE FUND
 2007  Lowest contract charges               1,020        $11.47                  $11,703
    Highest contract charges                   624         11.40                    7,123
    Remaining contract charges                  --            --                       --
LORD ABBETT BOND DEBENTURE FUND
 2007  Lowest contract charges                 199         11.24                    2,236
    Highest contract charges                     8         11.07                       84
    Remaining contract charges               4,838            --                   53,897
LORD ABBETT AMERICA'S VALUE FUND
 2007  Lowest contract charges                   3         11.44                       39
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LORD ABBETT SMALL CAP BLEND FUND
 2007  Lowest contract charges               3,544         15.16                   53,732
    Highest contract charges                 1,553         11.77                   18,285
    Remaining contract charges              46,949            --                  636,464
 2006  Lowest contract charges               3,656         13.88                   50,744
    Highest contract charges                    53         13.58                      716
    Remaining contract charges              24,291            --                  333,101
 2005  Lowest contract charges               1,286         13.06                   16,796
    Highest contract charges                    10         12.99                      125
    Remaining contract charges                  --            --                       --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
 2007  Lowest contract charges                   4         10.26                       40
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON VALUE FUND
 2007  Lowest contract charges                  65         68.70                    4,433
    Highest contract charges                 3,089         15.09                   46,616
    Remaining contract charges              30,631            --                  476,623
 2006  Lowest contract charges                   7         79.36                      476
    Highest contract charges                   583         16.26                    9,480
    Remaining contract charges              35,261            --                  586,771
 2005  Lowest contract charges                  32         15.64                      496
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MARSHALL MID-CAP VALUE FUND
 2007  Lowest contract charges               7,276          9.53                   69,330
    Highest contract charges                   315         11.35                    3,574
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LORD ABBETT ALL VALUE FUND
 2007  Lowest contract charges                0.83%             2.60%              6.46%
    Highest contract charges                  1.78%             0.92%              6.04%
    Remaining contract charges                  --                --                 --
LORD ABBETT BOND DEBENTURE FUND
 2007  Lowest contract charges                0.65%             4.13%              4.65%
    Highest contract charges                  0.59%             5.60%              3.96%
    Remaining contract charges                  --                --                 --
LORD ABBETT AMERICA'S VALUE FUND
 2007  Lowest contract charges                  --             16.35%              2.06%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LORD ABBETT SMALL CAP BLEND FUND
 2007  Lowest contract charges                0.35%               --               9.24%
    Highest contract charges                  1.01%               --               8.40%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --               5.50%
    Highest contract charges                  1.24%               --               4.55%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               4.79%
    Highest contract charges                  0.67%               --               4.59%
    Remaining contract charges                  --                --                 --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
 2007  Lowest contract charges                  --              4.98%              2.64%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LEGG MASON VALUE FUND
 2007  Lowest contract charges                  --                --             (13.43)%
    Highest contract charges                  1.24%               --              (7.21)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               6.57%
    Highest contract charges                  1.24%               --               5.24%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --               4.98%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MARSHALL MID-CAP VALUE FUND
 2007  Lowest contract charges                0.44%             0.55%             (5.41)%
    Highest contract charges                  1.23%             0.80%             (0.50)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2007  Lowest contract charges                 553         $9.20                   $5,084
    Highest contract charges                 3,414         11.72                   40,011
    Remaining contract charges             158,724            --                1,840,128
 2006  Lowest contract charges                 329          8.25                    2,713
    Highest contract charges                 2,649         10.64                   28,188
    Remaining contract charges             152,254            --                1,586,081
 2005  Lowest contract charges              88,402         10.38                  917,820
    Highest contract charges                 2,384         10.03                   23,898
    Remaining contract charges             104,935            --                  986,849
 2004  Lowest contract charges              90,317         10.03                  905,806
    Highest contract charges                 1,624          9.77                   15,873
    Remaining contract charges              89,006            --                  810,861
 2003  Lowest contract charges              57,554          9.18                  528,363
    Highest contract charges                   667          9.03                    6,019
    Remaining contract charges              23,780            --                  203,952
MFS HIGH INCOME FUND
 2007  Lowest contract charges               6,336         14.91                   94,435
    Highest contract charges                 5,503         14.59                   80,274
    Remaining contract charges              29,052            --                  415,124
 2006  Lowest contract charges               5,323         14.65                   77,984
    Highest contract charges                 4,709         14.52                   68,388
    Remaining contract charges              25,307            --                  357,974
 2005  Lowest contract charges               3,511         13.28                   46,628
    Highest contract charges                 5,696         13.32                   75,896
    Remaining contract charges              28,154            --                  365,902
 2004  Lowest contract charges               4,257         12.98                   55,243
    Highest contract charges                 6,586         13.18                   86,828
    Remaining contract charges               7,615            --                   98,928
 2003  Lowest contract charges                 408         11.86                    4,839
    Highest contract charges                   298         12.20                    3,636
    Remaining contract charges               3,087            --                   37,203
MFS INTERNATIONAL NEW DISCOVERY FUND
 2007  Lowest contract charges                 351         24.33                    8,545
    Highest contract charges                   512         12.70                    6,501
    Remaining contract charges               9,022            --                  175,227
 2006  Lowest contract charges                  20         27.34                      551
    Highest contract charges                    59         18.63                    1,106
    Remaining contract charges               6,609            --                  118,662
 2005  Lowest contract charges                 152         14.27                    2,170
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2007  Lowest contract charges                  --              0.48%             11.51%
    Highest contract charges                  1.25%             0.42%             10.12%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               7.48%
    Highest contract charges                  1.25%               --               6.14%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               3.52%
    Highest contract charges                  1.25%               --               2.59%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             0.48%              9.25%
    Highest contract charges                  1.25%             0.56%              8.27%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%               --              22.22%
    Highest contract charges                  1.24%               --              21.12%
    Remaining contract charges                  --                --                 --
MFS HIGH INCOME FUND
 2007  Lowest contract charges                  --              7.70%              1.72%
    Highest contract charges                  1.25%             7.75%              0.45%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              7.28%             10.35%
    Highest contract charges                  1.25%             7.19%              8.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              7.73%              2.34%
    Highest contract charges                  1.25%             7.72%              1.07%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              7.79%              9.42%
    Highest contract charges                  1.24%             7.81%              8.06%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              7.86%             22.83%
    Highest contract charges                  1.23%             7.84%             21.30%
    Remaining contract charges                  --                --                 --
MFS INTERNATIONAL NEW DISCOVERY FUND
 2007  Lowest contract charges                  --              1.23%            (11.01)%
    Highest contract charges                  1.23%             2.09%              7.40%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              4.23%             14.68%
    Highest contract charges                  1.25%             4.46%             25.28%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.64%             16.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS MID CAP GROWTH FUND
 2007  Lowest contract charges                  71        $10.97                     $783
    Highest contract charges                12,062         10.19                  122,974
    Remaining contract charges              49,213            --                  514,353
 2006  Lowest contract charges                  71         10.02                      715
    Highest contract charges                 9,957          9.43                   93,881
    Remaining contract charges              50,696            --                  486,064
 2005  Lowest contract charges                 982          9.81                    9,628
    Highest contract charges                 9,325          9.34                   87,125
    Remaining contract charges              54,476            --                  515,826
 2004  Lowest contract charges                 477          9.55                    4,555
    Highest contract charges                 9,031          9.21                   83,207
    Remaining contract charges              38,674            --                  360,269
 2003  Lowest contract charges               3,829          8.24                   31,559
    Highest contract charges                   545          8.15                    4,444
    Remaining contract charges              20,647            --                  163,168
MFS STRATEGIC VALUE FUND
 2007  Lowest contract charges                  13         10.93                      142
    Highest contract charges                 2,520         10.87                   27,381
    Remaining contract charges                  --            --                       --
MFS TOTAL RETURN FUND
 2007  Lowest contract charges                 149         11.32                    1,682
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS UTILITIES FUND
 2007  Lowest contract charges               5,572         20.91                  116,484
    Highest contract charges                 9,248         27.43                  253,702
    Remaining contract charges             145,886            --                2,679,166
 2006  Lowest contract charges               3,312         16.39                   54,279
    Highest contract charges                 6,119         21.77                  133,231
    Remaining contract charges              91,248            --                1,441,658
 2005  Lowest contract charges                 859         12.46                   10,706
    Highest contract charges                 4,750         16.76                   79,600
    Remaining contract charges              68,660            --                  938,521
 2004  Lowest contract charges               9,060         14.78                  133,898
    Highest contract charges                   113         14.53                    1,639
    Remaining contract charges                 815            --                    8,454
 2003  Lowest contract charges               5,611         11.45                   64,248
    Highest contract charges                    49         11.32                      559
    Remaining contract charges                 156            --                    1,254

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS MID CAP GROWTH FUND
 2007  Lowest contract charges                  --                --               9.49%
    Highest contract charges                  1.25%               --               8.13%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               2.18%
    Highest contract charges                  1.25%               --               0.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --               2.69%
    Highest contract charges                  1.25%               --               1.41%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              14.47%
    Highest contract charges                  1.24%               --              13.05%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              37.09%
    Highest contract charges                  1.24%               --              36.27%
    Remaining contract charges                  --                --                 --
MFS STRATEGIC VALUE FUND
 2007  Lowest contract charges                0.47%             3.96%             (3.19)%
    Highest contract charges                  1.20%             3.19%             (3.57)%
    Remaining contract charges                  --                --                 --
MFS TOTAL RETURN FUND
 2007  Lowest contract charges                1.20%             2.97%              3.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS UTILITIES FUND
 2007  Lowest contract charges                  --              1.98%             27.58%
    Highest contract charges                  1.24%             2.09%             26.00%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.82%             31.55%
    Highest contract charges                  1.25%             2.20%             29.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.57%             16.83%
    Highest contract charges                  1.23%             1.59%             15.38%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.40%             29.06%
    Highest contract charges                  1.25%             1.38%             28.29%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.95%             35.10%
    Highest contract charges                  1.16%             2.19%             34.30%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS VALUE FUND
 2007  Lowest contract charges               3,244        $17.25                  $55,977
    Highest contract charges                 7,245         16.03                  116,150
    Remaining contract charges             100,251            --                1,675,089
 2006  Lowest contract charges               2,140         16.03                   34,312
    Highest contract charges                 6,655         15.09                  100,403
    Remaining contract charges              99,660            --                1,556,454
 2005  Lowest contract charges                 850         13.29                   11,289
    Highest contract charges                 4,225         12.66                   53,477
    Remaining contract charges             111,167            --                1,442,721
 2004  Lowest contract charges               2,607         12.51                   32,615
    Highest contract charges                 2,173         12.07                   26,225
    Remaining contract charges              81,177            --                  997,875
 2003  Lowest contract charges              30,412         10.74                  326,560
    Highest contract charges                   373         10.62                    3,965
    Remaining contract charges              24,719            --                  268,735
MFS RESEARCH BOND FUND
 2007  Lowest contract charges               1,239         10.72                   13,277
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS CORE EQUITY FUND
 2007  Lowest contract charges              85,859         10.04                  861,933
    Highest contract charges                   490         10.00                    4,901
    Remaining contract charges              10,032            --                  100,532
BLACKROCK GLOBAL ALLOCATION FUND
 2007  Lowest contract charges              46,656         11.70                  546,045
    Highest contract charges                78,724         13.09                1,030,819
    Remaining contract charges                  --            --                       --
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND
 2007  Lowest contract charges               1,378          9.10                   12,539
    Highest contract charges                     5         10.82                       57
    Remaining contract charges              11,105            --                  120,870
BLACKROCK LARGE CAP CORE FUND
 2007  Lowest contract charges              10,397          9.57                   99,474
    Highest contract charges                14,104         12.01                  169,337
    Remaining contract charges                  --            --                       --
BLACKROCK VALUE OPPORTUNITIES FUND
 2007  Lowest contract charges                 427         10.81                    4,610
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
BLACKROCK SMALL CAP GROWTH FUND
 2007  Lowest contract charges               2,862         10.74                   30,748
    Highest contract charges                   957         12.60                   12,053
    Remaining contract charges               2,611            --                   33,202

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS VALUE FUND
 2007  Lowest contract charges                  --              1.28%              7.61%
    Highest contract charges                  1.25%             1.21%              6.28%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              1.63%             20.67%
    Highest contract charges                  1.25%             1.40%             19.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.34%              6.22%
    Highest contract charges                  1.24%             1.32%              4.90%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.28%             15.08%
    Highest contract charges                  1.23%             1.42%             13.65%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.28%             23.89%
    Highest contract charges                  1.25%             1.31%             23.15%
    Remaining contract charges                  --                --                 --
MFS RESEARCH BOND FUND
 2007  Lowest contract charges                0.88%             3.08%              2.42%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS CORE EQUITY FUND
 2007  Lowest contract charges                0.28%               --               0.39%
    Highest contract charges                  0.70%               --              (0.04)%
    Remaining contract charges                  --                --                 --
BLACKROCK GLOBAL ALLOCATION FUND
 2007  Lowest contract charges                0.49%             6.54%             15.85%
    Highest contract charges                  1.24%             5.68%             15.26%
    Remaining contract charges                  --                --                 --
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND
 2007  Lowest contract charges                0.24%             1.03%             (9.01)%
    Highest contract charges                  0.70%             7.01%             (7.75)%
    Remaining contract charges                  --                --                 --
BLACKROCK LARGE CAP CORE FUND
 2007  Lowest contract charges                0.29%               --              (3.14)%
    Highest contract charges                  1.24%               --               3.56%
    Remaining contract charges                  --                --                 --
BLACKROCK VALUE OPPORTUNITIES FUND
 2007  Lowest contract charges                1.09%               --              (2.58)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
BLACKROCK SMALL CAP GROWTH FUND
 2007  Lowest contract charges                0.44%               --               5.80%
    Highest contract charges                  1.23%               --              12.63%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
 2007  Lowest contract charges                 338        $11.70                   $3,951
    Highest contract charges                 1,641         11.59                   19,010
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 117         11.30                    1,319
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MUNDER MIDCAP CORE GROWTH FUND
 2007  Lowest contract charges                  29         29.89                      863
    Highest contract charges                 1,216         13.45                   16,353
    Remaining contract charges              21,261            --                  289,109
 2006  Lowest contract charges               4,640         11.43                   53,029
    Highest contract charges                   151         11.29                    1,707
    Remaining contract charges               7,202            --                   80,972
 2005  Lowest contract charges               3,925         10.16                   39,890
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2007  Lowest contract charges                  79         18.40                    1,454
    Highest contract charges                   893         12.61                   11,263
    Remaining contract charges               3,024            --                   39,572
 2006  Lowest contract charges               1,193         12.25                   14,616
    Highest contract charges                   501         11.90                    5,967
    Remaining contract charges                 161            --                    1,958
OAKMARK INTERNATIONAL SMALL CAP FUND
 2007  Lowest contract charges              76,081         27.25                2,073,425
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              74,930         29.83                2,235,486
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              64,710         22.19                1,436,106
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              42,376         18.37                  778,258
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              21,822         14.29                  311,896
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
 2007  Lowest contract charges                0.64%               --               3.22%
    Highest contract charges                  1.24%               --               2.60%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.71%               --              10.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MUNDER MIDCAP CORE GROWTH FUND
 2007  Lowest contract charges                  --                --              18.89%
    Highest contract charges                  1.24%               --              19.15%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%               --              11.19%
    Highest contract charges                  1.25%             0.02%             10.20%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.88%              2.94%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2007  Lowest contract charges                  --              0.85%              3.37%
    Highest contract charges                  1.24%             0.65%              5.98%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             0.30%             13.82%
    Highest contract charges                  1.24%             0.10%             12.80%
    Remaining contract charges                  --                --                 --
OAKMARK INTERNATIONAL SMALL CAP FUND
 2007  Lowest contract charges                0.35%             0.76%             (8.65)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             2.52%             34.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             4.03%             20.84%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             1.81%             28.50%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             1.21%             51.88%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
 2007  Lowest contract charges               1,158        $13.89                  $16,078
    Highest contract charges                 9,661         12.91                  124,686
    Remaining contract charges             134,977            --                1,798,317
 2006  Lowest contract charges               1,757         12.21                   21,449
    Highest contract charges                 8,741         11.49                  100,411
    Remaining contract charges             137,914            --                1,623,463
 2005  Lowest contract charges               1,530         11.36                   17,381
    Highest contract charges                10,282         10.82                  111,251
    Remaining contract charges             128,754            --                1,415,138
 2004  Lowest contract charges              14,302         10.85                  155,141
    Highest contract charges                10,584         10.46                  110,749
    Remaining contract charges              84,838            --                  900,910
 2003  Lowest contract charges               6,519         10.19                   66,429
    Highest contract charges                   317          9.95                    3,160
    Remaining contract charges              57,938            --                  583,153
OPPENHEIMER GLOBAL FUND
 2007  Lowest contract charges               5,339         87.12                  465,094
    Highest contract charges                21,962         17.83                  391,687
    Remaining contract charges             156,041            --                2,880,187
 2006  Lowest contract charges               5,128         82.21                  421,554
    Highest contract charges                18,295         17.04                  311,784
    Remaining contract charges             157,756            --                2,765,668
 2005  Lowest contract charges               4,523         70.04                  316,809
    Highest contract charges                13,944         14.70                  204,996
    Remaining contract charges             135,036            --                2,028,736
 2004  Lowest contract charges               6,143         61.53                  377,955
    Highest contract charges                 4,419         13.08                   57,796
    Remaining contract charges              61,498            --                  818,175
 2003  Lowest contract charges               9,014         51.85                  467,356
    Highest contract charges                   534         11.16                    5,957
    Remaining contract charges              24,737            --                  279,289
OPPENHEIMER INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges                 412         14.73                    6,065
    Highest contract charges                   176         14.59                    2,567
    Remaining contract charges                  --            --                       --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2007  Lowest contract charges               6,651          8.98                   59,752
    Highest contract charges                10,348         10.53                  108,939
    Remaining contract charges              14,805            --                  155,190

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
 2007  Lowest contract charges                  --                --              13.77%
    Highest contract charges                  1.25%               --              12.35%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --                --               7.50%
    Highest contract charges                  1.25%               --               6.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.57%              4.70%
    Highest contract charges                  1.25%             0.67%              3.40%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --               6.46%
    Highest contract charges                  1.24%               --               5.13%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              29.46%
    Highest contract charges                  1.23%               --              27.85%
    Remaining contract charges                  --                --                 --
OPPENHEIMER GLOBAL FUND
 2007  Lowest contract charges                  --              1.11%              5.97%
    Highest contract charges                  1.25%             1.14%              4.65%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.81%             17.38%
    Highest contract charges                  1.25%             0.87%             15.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.71%             13.83%
    Highest contract charges                  1.24%             1.01%             12.42%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.54%             18.67%
    Highest contract charges                  1.24%             0.90%             17.20%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              1.37%             43.07%
    Highest contract charges                  1.23%             2.71%             41.30%
    Remaining contract charges                  --                --                 --
OPPENHEIMER INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges                0.63%             1.92%             11.65%
    Highest contract charges                  1.22%             2.91%             10.99%
    Remaining contract charges                  --                --                 --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2007  Lowest contract charges                0.24%             0.31%            (10.15)%
    Highest contract charges                  1.23%             0.57%             (2.77)%
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
 2007  Lowest contract charges              15,227        $51.81                 $788,849
    Highest contract charges                   505         49.67                   25,080
    Remaining contract charges              13,231            --                  669,645
 2006  Lowest contract charges              13,772         38.84                  534,909
    Highest contract charges                   288         37.57                   10,814
    Remaining contract charges              10,406            --                  396,801
 2005  Lowest contract charges               2,424         30.72                   74,449
    Highest contract charges                    42         30.39                    1,273
    Remaining contract charges                  --            --                       --
OPPENHEIMER EQUITY FUND
 2007  Lowest contract charges                 112         12.59                    1,410
    Highest contract charges                    20         12.51                      249
    Remaining contract charges                  --            --                       --
OPPENHEIMER INTERNATIONAL BOND FUND
 2007  Lowest contract charges               4,953         10.80                   53,505
    Highest contract charges                 6,896         12.15                   83,800
    Remaining contract charges              12,981            --                  158,838
 2006  Lowest contract charges                 116         10.83                    1,259
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER SMALL- & MID- CAP VALUE
 FUND
 2007  Lowest contract charges              15,666          9.63                  150,913
    Highest contract charges                 4,036         12.72                   51,355
    Remaining contract charges              31,012            --                  353,166
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2007  Lowest contract charges               6,239          9.52                   59,424
    Highest contract charges                 6,171         11.86                   73,207
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 109         11.60                    1,266
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER GOLD & SPECIAL METALS FUND
 2007  Lowest contract charges               5,433         17.98                   97,702
    Highest contract charges                 1,760         17.87                   31,447
    Remaining contract charges                  --            --                       --
PIMCO TOTAL RETURN
 2007  Lowest contract charges               5,490         10.75                   59,017
    Highest contract charges                 7,094         11.07                   78,536
    Remaining contract charges               7,115            --                   79,363

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
 2007  Lowest contract charges                0.35%             1.00%             33.39%
    Highest contract charges                  1.24%             1.12%             32.20%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             4.29%             24.75%
    Highest contract charges                  1.25%             2.36%             23.63%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.87%             26.98%
    Highest contract charges                  1.13%             8.64%             26.75%
    Remaining contract charges                  --                --                 --
OPPENHEIMER EQUITY FUND
 2007  Lowest contract charges                0.83%             4.52%              9.79%
    Highest contract charges                  0.91%               --               9.36%
    Remaining contract charges                  --                --                 --
OPPENHEIMER INTERNATIONAL BOND FUND
 2007  Lowest contract charges                0.24%             7.39%              8.02%
    Highest contract charges                  1.23%            10.25%             12.23%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             2.16%              9.14%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
OPPENHEIMER SMALL- & MID- CAP VALUE
 FUND
 2007  Lowest contract charges                0.24%               --              (3.67)%
    Highest contract charges                  1.23%               --               7.78%
    Remaining contract charges                  --                --                 --
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2007  Lowest contract charges                0.29%             3.91%             (3.68)%
    Highest contract charges                  1.23%             2.09%              2.28%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.68%             2.05%             12.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
OPPENHEIMER GOLD & SPECIAL METALS FUND
 2007  Lowest contract charges                0.84%             4.00%             29.18%
    Highest contract charges                  1.23%             3.54%             28.66%
    Remaining contract charges                  --                --                 --
PIMCO TOTAL RETURN
 2007  Lowest contract charges                0.29%             2.69%              7.50%
    Highest contract charges                  1.23%             4.70%              7.24%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND FUND
 2007  Lowest contract charges              12,976        $10.14                 $131,589
    Highest contract charges                 3,860         11.38                   43,941
    Remaining contract charges                  --            --                       --
PIMCO REAL RETURN FUND
 2007  Lowest contract charges               4,574         10.96                   50,134
    Highest contract charges                14,467         11.74                  169,836
    Remaining contract charges             101,593            --                1,224,515
 2006  Lowest contract charges               1,490         10.65                   15,867
    Highest contract charges                 9,362         10.70                  100,127
    Remaining contract charges              63,967            --                  697,476
 2005  Lowest contract charges                 533         10.92                    5,817
    Highest contract charges                   247         10.85                    2,684
    Remaining contract charges                  --            --                       --
PIONEER HIGH YIELD FUND
 2007  Lowest contract charges               6,593         10.70                   70,558
    Highest contract charges                 2,821         11.58                   32,669
    Remaining contract charges                  68            --                      787
PIONEER SMALL CAP VALUE FUND
 2007  Lowest contract charges                 954          8.78                    8,374
    Highest contract charges                 7,392          9.32                   68,868
    Remaining contract charges                  --            --                       --
PIONEER STRATEGIC INCOME FUND
 2007  Lowest contract charges               5,032         10.32                   51,920
    Highest contract charges                 4,878         10.88                   53,070
    Remaining contract charges              20,526            --                  214,341
PIONEER MID CAP VALUE FUND
 2007  Lowest contract charges                 696         11.55                    8,041
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  58         11.10                      646
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
PIMCO EMERGING MARKETS BOND FUND
 2007  Lowest contract charges                0.29%             3.24%              3.57%
    Highest contract charges                  1.24%             5.47%              3.90%
    Remaining contract charges                  --                --                 --
PIMCO REAL RETURN FUND
 2007  Lowest contract charges                  --              4.56%              2.91%
    Highest contract charges                  1.24%             4.40%              9.76%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.32%             (3.88)%
    Highest contract charges                  1.23%             2.21%             (1.39)%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             6.81%              1.66%
    Highest contract charges                  1.15%             6.13%              1.47%
    Remaining contract charges                  --                --                 --
PIONEER HIGH YIELD FUND
 2007  Lowest contract charges                0.49%             4.51%              5.25%
    Highest contract charges                  1.19%             4.83%              5.61%
    Remaining contract charges                  --                --                 --
PIONEER SMALL CAP VALUE FUND
 2007  Lowest contract charges                0.24%               --             (12.22)%
    Highest contract charges                  0.49%               --              (7.75)%
    Remaining contract charges                  --                --                 --
PIONEER STRATEGIC INCOME FUND
 2007  Lowest contract charges                0.24%             4.12%              3.19%
    Highest contract charges                  1.16%             7.59%              4.77%
    Remaining contract charges                  --                --                 --
PIONEER MID CAP VALUE FUND
 2007  Lowest contract charges                1.24%             1.01%              4.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.77%             3.09%             12.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges             133,952        $19.67               $2,634,889
    Highest contract charges                   260         12.97                    3,365
    Remaining contract charges               1,474            --                   19,242
 2006  Lowest contract charges             110,400         18.21                2,010,273
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              87,716         14.25                1,249,886
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              58,900         12.70                  748,137
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              43,087         10.97                  472,504
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM INVESTORS FUND
 2007  Lowest contract charges                   4          9.09                       33
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM VISTA FUND
 2007  Lowest contract charges                  23         10.94                      253
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM SMALL CAP GROWTH FUND
 2007  Lowest contract charges                   2         11.49                       19
    Highest contract charges                   197         11.42                    2,255
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  55         11.25                      620
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ROYCE VALUE PLUS FUND
 2007  Lowest contract charges                 430         13.81                    5,938
    Highest contract charges                 5,641         13.74                   77,508
    Remaining contract charges              38,255            --                  510,081
 2006  Lowest contract charges                   2         14.09                       32
    Highest contract charges                   290         13.48                    3,908
    Remaining contract charges              23,625            --                  308,238
 2005  Lowest contract charges               4,250         11.45                   48,682
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges                0.35%             2.91%              8.03%
    Highest contract charges                  1.20%            35.01%              7.06%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             2.66%             27.79%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             2.63%             12.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             1.74%             15.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             2.39%             27.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PUTNAM INVESTORS FUND
 2007  Lowest contract charges                  --                --              (9.12)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PUTNAM VISTA FUND
 2007  Lowest contract charges                1.05%               --               2.35%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PUTNAM SMALL CAP GROWTH FUND
 2007  Lowest contract charges                  --                --               1.90%
    Highest contract charges                  1.24%               --               1.49%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.63%               --               8.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ROYCE VALUE PLUS FUND
 2007  Lowest contract charges                  --              2.43%             (1.99)%
    Highest contract charges                  1.24%             1.45%              1.95%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              0.24%             17.12%
    Highest contract charges                  1.25%             0.11%             17.87%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --                 --
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS SMALL CAP GROWTH
 FUND
 2007  Lowest contract charges                 382        $12.23                   $4,670
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DWS DREMAN HIGH RETURN EQUITY FUND
 2007  Lowest contract charges               3,104          9.24                   28,682
    Highest contract charges                 6,841         11.48                   78,566
    Remaining contract charges               5,279            --                   61,008
SSGA S&P 500 INDEX FUND
 2007  Lowest contract charges                 343         24.17                    8,294
    Highest contract charges                 3,150         12.11                   38,134
    Remaining contract charges              60,921            --                  745,153
 2006  Lowest contract charges               1,771         11.76                   20,823
    Highest contract charges                 2,426         11.63                   28,213
    Remaining contract charges              47,370            --                  554,062
 2005  Lowest contract charges               2,280         10.20                   23,266
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DWS GLOBAL THEMATIC FUND
 2007  Lowest contract charges              12,403         10.70                  132,737
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON PARTNERS AGGRESSIVE GROWTH
 FUND
 2007  Lowest contract charges               7,641          9.63                   73,602
    Highest contract charges                   791         11.18                    8,845
    Remaining contract charges                  --            --                       --
BLACKROCK SMALL/MID-CAP GROWTH FUND
 2007  Lowest contract charges                 147         12.92                    1,898
    Highest contract charges                    12         12.80                      152
    Remaining contract charges                  --            --                       --
THORNBURG INTERNATIONAL VALUE FUND
 2007  Lowest contract charges               6,680         11.34                   75,783
    Highest contract charges                16,983         15.42                  261,890
    Remaining contract charges               6,409            --                   99,758
THORNBURG VALUE FUND
 2007  Lowest contract charges               8,161          9.89                   80,702
    Highest contract charges                 1,787         12.75                   22,778
    Remaining contract charges               5,549            --                   61,050
 2006  Lowest contract charges                  22         12.17                      263
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LEGG MASON PARTNERS SMALL CAP GROWTH
 FUND
 2007  Lowest contract charges                1.10%               --               8.32%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DWS DREMAN HIGH RETURN EQUITY FUND
 2007  Lowest contract charges                0.29%             3.71%             (6.09)%
    Highest contract charges                  1.21%             3.17%             (2.37)%
    Remaining contract charges                  --                --                 --
SSGA S&P 500 INDEX FUND
 2007  Lowest contract charges                  --              1.40%              3.78%
    Highest contract charges                  1.24%             1.58%              4.10%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.35%             3.11%             15.20%
    Highest contract charges                  1.23%             2.45%             14.16%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%             2.09%              2.60%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DWS GLOBAL THEMATIC FUND
 2007  Lowest contract charges                0.49%             0.95%              4.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LEGG MASON PARTNERS AGGRESSIVE GROWTH
 FUND
 2007  Lowest contract charges                0.24%               --              (3.68)%
    Highest contract charges                  0.46%               --              (0.04)%
    Remaining contract charges                  --                --                 --
BLACKROCK SMALL/MID-CAP GROWTH FUND
 2007  Lowest contract charges                0.61%               --              14.68%
    Highest contract charges                  0.77%               --              14.00%
    Remaining contract charges                  --                --                 --
THORNBURG INTERNATIONAL VALUE FUND
 2007  Lowest contract charges                0.29%               --               9.99%
    Highest contract charges                  1.22%             0.59%             25.92%
    Remaining contract charges                  --                --                 --
THORNBURG VALUE FUND
 2007  Lowest contract charges                0.24%             0.34%             (1.12)%
    Highest contract charges                  1.22%             0.42%              4.74%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.64%             0.95%             18.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THORNBURG CORE GROWTH FUND
 2007  Lowest contract charges                 482        $10.16                   $4,898
    Highest contract charges                14,423         13.27                  191,418
    Remaining contract charges              22,473            --                  258,384
VICTORY DIVERSIFIED STOCK FUND
 2007  Lowest contract charges                   4         17.77                       69
    Highest contract charges                 1,234         14.36                   17,720
    Remaining contract charges               5,664            --                   82,513
 2006  Lowest contract charges               2,114         13.31                   28,145
    Highest contract charges                    12         13.17                      160
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 186         11.79                    2,193
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VICTORY SPECIAL VALUE FUND
 2007  Lowest contract charges                 155         18.29                    2,832
    Highest contract charges                 5,501         13.91                   76,527
    Remaining contract charges              29,228            --                  410,476
 2006  Lowest contract charges               5,045         12.46                   62,843
    Highest contract charges                    70         12.38                      866
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 675         10.73                    7,238
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VAN KAMPEN SMALL CAP GROWTH FUND
 2007  Lowest contract charges               1,527         11.20                   17,115
    Highest contract charges                 3,587         12.74                   45,709
    Remaining contract charges                  10            --                      113
VAN KAMPEN COMSTOCK FUND
 2007  Lowest contract charges             155,849         17.48                2,724,238
    Highest contract charges                44,462         12.84                  570,794
    Remaining contract charges              20,070            --                  265,891
 2006  Lowest contract charges                  13         19.25                      222
    Highest contract charges                 2,029         13.25                   26,887
    Remaining contract charges              61,653            --                  849,521
 2005  Lowest contract charges               1,405         11.76                   16,529
    Highest contract charges                    39         11.56                      451
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
THORNBURG CORE GROWTH FUND
 2007  Lowest contract charges                0.24%               --               1.61%
    Highest contract charges                  1.22%               --               9.91%
    Remaining contract charges                  --                --                 --
VICTORY DIVERSIFIED STOCK FUND
 2007  Lowest contract charges                  --              1.19%             (1.55)%
    Highest contract charges                  1.23%             1.13%              9.00%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             0.58%             12.92%
    Highest contract charges                  1.04%             0.66%             12.47%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.81%             0.79%              3.97%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VICTORY SPECIAL VALUE FUND
 2007  Lowest contract charges                  --              0.89%              7.08%
    Highest contract charges                  1.22%             0.72%             12.34%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             0.62%             16.13%
    Highest contract charges                  1.17%             0.66%             15.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --               7.67%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN SMALL CAP GROWTH FUND
 2007  Lowest contract charges                0.24%               --              12.05%
    Highest contract charges                  1.21%               --              19.68%
    Remaining contract charges                  --                --                 --
VAN KAMPEN COMSTOCK FUND
 2007  Lowest contract charges                  --              1.70%             (9.20)%
    Highest contract charges                  1.24%             2.21%             (3.11)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              2.89%              8.09%
    Highest contract charges                  1.24%             2.44%             14.62%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.81%             3.88%              2.73%
    Highest contract charges                  1.38%             2.72%              2.54%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007


                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
 2007  Lowest contract charges             292,260         $8.84               $2,583,577
    Highest contract charges                65,003         14.63                  951,084
    Remaining contract charges             966,621            --               14,797,025
 2006  Lowest contract charges                  55          9.12                      503
    Highest contract charges                48,359         14.35                  693,820
    Remaining contract charges             886,669            --               13,210,897
 2005  Lowest contract charges              31,974         13.55                  433,278
    Highest contract charges                27,921         12.91                  360,456
    Remaining contract charges             652,680            --                8,668,376
 2004  Lowest contract charges              32,952         12.57                  414,162
    Highest contract charges                 9,123         12.12                  110,619
    Remaining contract charges             389,213            --                4,826,622
 2003  Lowest contract charges              28,433         11.25                  319,731
    Highest contract charges                 2,653         10.98                   29,143
    Remaining contract charges             250,789            --                2,798,255
VAN KAMPEN GROWTH AND INCOME FUND
 2007  Lowest contract charges               1,205          9.37                   11,285
    Highest contract charges                 1,322         11.45                   15,140
    Remaining contract charges               7,433            --                   85,634
VAN KAMPEN MID CAP GROWTH FUND
 2007  Lowest contract charges                 509         13.23                    6,734
    Highest contract charges                   115         13.14                    1,519
    Remaining contract charges                  --            --                       --
VAN KAMPEN REAL ESTATE SECURITIES FUND
 2007  Lowest contract charges                 555          8.18                    4,535
    Highest contract charges                 1,687         10.16                   17,138
    Remaining contract charges               5,176            --                   52,916
 2006  Lowest contract charges                  59         12.45                      734
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
 2007  Lowest contract charges                 412         13.70                    5,643
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON PARTNERS SMALL CAP VALUE
 FUND
 2007  Lowest contract charges                   7         10.68                       74
    Highest contract charges                    35         10.59                      369
    Remaining contract charges                  57            --                      606

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
 2007  Lowest contract charges                  --              2.28%             (3.07)%
    Highest contract charges                  1.25%             2.39%              1.98%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                  --              3.86%              5.07%
    Highest contract charges                  1.25%             2.35%             11.13%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              2.09%              7.82%
    Highest contract charges                  1.24%             2.09%              6.48%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.29%             11.77%
    Highest contract charges                  1.24%             2.60%             10.38%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              3.06%             22.16%
    Highest contract charges                  1.24%             2.87%             20.64%
    Remaining contract charges                  --                --                 --
VAN KAMPEN GROWTH AND INCOME FUND
 2007  Lowest contract charges                0.28%             2.41%             (6.33)%
    Highest contract charges                  1.22%             1.93%              1.28%
    Remaining contract charges                  --                --                 --
VAN KAMPEN MID CAP GROWTH FUND
 2007  Lowest contract charges                0.83%               --              21.33%
    Highest contract charges                  1.21%               --              20.85%
    Remaining contract charges                  --                --                 --
VAN KAMPEN REAL ESTATE SECURITIES FUND
 2007  Lowest contract charges                0.25%             1.78%            (18.25)%
    Highest contract charges                  1.23%             1.38%            (18.37)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.66%             1.01%             23.00%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
 2007  Lowest contract charges                1.22%               --              13.50%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LEGG MASON PARTNERS SMALL CAP VALUE
 FUND
 2007  Lowest contract charges                  --                --              (3.18)%
    Highest contract charges                  1.27%               --              (3.76)%
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

    Summary of Separate Account expense charges, including Mortality and Expense Risk Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense at a maximum rate of 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, up to a maximum of $30, may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Statutory net income                            $255          $777          $393
                                             -------       -------       -------
Statutory capital and surplus                 $4,448        $3,276        $3,022
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
                                       -------       -------  -------       -------  -------       -------  -------       -------